UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06557

RidgeWorth Funds

(Exact name of registrant as specified in charter)

RidgeWorth Capital Management, Inc.

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Address of principal executive offices) (Zip code)

Julia Short

President

RidgeWorth Funds

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq. Bingham McCutchen LLP 2020 K Street, NW Washington, DC 20006	Thomas S. Harman, Esq. Bingham McCutchen LLP 2020 K Street, NW Washington, DC 20006

Registrant’s telephone number, including area code: 1-888-784-3863

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Item 1.	Schedule of Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

Aggressive Growth Stock Fund

	Shares	Value($)
Common Stocks (99.4%)
Consumer Discretionary (23.0%)
Amazon.com, Inc.*	15,200	3,470,920
Chipotle Mexican Grill, Inc.*	5,100	1,937,745
Deckers Outdoor Corp.*	25,800	1,135,458
Lululemon Athletica, Inc.*	33,900	2,021,457
Michael Kors Holdings Ltd.*	21,300	891,192
Netflix, Inc.*	17,000	1,163,990
Nordstrom, Inc.	29,800	1,480,762
Priceline.com, Inc.*	4,900	3,256,148
Tesla Motors, Inc.*	54,600	1,708,434
Vera Bradley, Inc.*	33,700	710,396

		17,776,502

Energy (7.0%)
Berry Petroleum Co., Cl A	44,979	1,783,867
Energy XXI Bermuda Ltd.	42,100	1,317,309
Pioneer Natural Resources Co.	14,700	1,296,687
SandRidge Energy, Inc.*(a)	151,600	1,014,204

		5,412,067

Financials (4.6%)
Financial Engines, Inc.*	68,400	1,467,180
Portfolio Recovery Associates, Inc.*	23,200	2,117,232

		3,584,412

Health Care (16.1%)
Celgene Corp.*	21,200	1,360,192
HMS Holdings Corp.*	58,800	1,958,628
Intuitive Surgical, Inc.*	3,000	1,661,370
IPC The Hospitalist Co.*	18,400	833,888
MAKO Surgical Corp.*	53,700	1,375,257
Salix Pharmaceuticals Ltd.*	29,600	1,611,424
SXC Health Solutions Corp.*	29,700	2,946,537
Vertex Pharmaceuticals, Inc.*	12,000	671,040

		12,418,336

Industrials (6.1%)
Joy Global, Inc.	15,500	879,315
Polypore International, Inc.*	27,400	1,106,686
Precision Castparts Corp.	16,400	2,697,636

		4,683,637

Information Technology (41.5%)
Acme Packet, Inc.*	70,100	1,307,365
Alliance Data Systems Corp.*	8,100	1,093,500
Apple, Inc.*	6,000	3,504,000

See Notes to Schedules of Portfolio Investments.

Cognizant Technology Solutions Corp., Cl A*	59,500	3,570,000
EMC Corp.*	68,100	1,745,403
F5 Networks, Inc.*	34,700	3,454,732
Facebook, Inc.*(a)	27,300	849,576
Google, Inc., Cl A*	4,900	2,842,343
LinkedIn Corp., Cl A*	16,100	1,710,947
MercadoLibre, Inc.	35,600	2,698,480
Mitek Systems, Inc.*(a)	94,700	368,383
OpenTable, Inc.*	40,300	1,813,903
QUALCOMM, Inc.	40,300	2,243,904
Skyworks Solutions, Inc.*	61,200	1,675,044
VeriFone Systems, Inc.*	62,500	2,068,125
Zillow, Inc.*	27,200	1,050,736

		31,996,441

Telecommunication Services (1.1%)
tw telecom, Inc.*	32,400	831,384

Total Common Stocks (Cost $49,354,439)		76,702,779

Short-Term Investment (3.1%)
RidgeWorth Funds Securities Lending Joint Account(b)	2,357,750	2,357,750

Total Short-Term Investment (Cost $2,357,750)		2,357,750

Total Investments (Cost $51,712,189) — 102.5%		79,060,529
Liabilities in excess of other assets — (2.5)%		(1,930,121)

Net Assets — 100.0%		$77,130,408

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $2,262,517.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012 (See Note 2).

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

International Equity Fund

	Shares	Value($)
Common Stocks (95.2%)
Australia (2.7%)(a)
Australia & New Zealand Banking Group Ltd.	143,470	3,268,260
Bradken Ltd.	197,152	1,059,067
National Australia Bank Ltd.	87,553	2,132,579

		6,459,906

Austria (1.2%)(a)
OMV AG	76,282	2,399,044
Voestalpine AG	22,861	607,174

		3,006,218

Belgium (2.3%)(a)
Anheuser-Busch InBev NV	71,967	5,673,965

Canada (0.4%)
Potash Corp. of Saskatchewan, Inc.	21,488	938,811

Cayman Islands (0.0%)(a)(b)
Veripos, Inc.*	7,772	20,882

China (0.7%)(a)
Minth Group Ltd.	1,464,000	1,588,155

France (12.5%)
Arkema SA(a)	31,086	2,038,255
BNP Paribas(a)	77,168	2,975,188
Cap Gemini SA(a)(c)	48,260	1,776,242
Compagnie Generale de Geophysique-Veritas*(a)	64,378	1,665,118
Publicis Groupe SA(a)(c)	78,151	3,574,117
Renault SA(a)	44,768	1,787,699
Sanofi-Aventis(a)	51,862	3,925,994
Schlumberger Ltd.	18,094	1,174,481
Total SA(a)	118,862	5,349,845
Valeo SA(a)(c)	41,527	1,715,645
Vinci SA(a)	58,147	2,717,505
Vivendi SA(a)	87,642	1,628,464

		30,328,553

Germany (14.0%)(a)
Adidas AG	32,940	2,361,069
Allianz SE	27,517	2,767,791
BASF SE	59,703	4,151,411
Deutsche Bank AG	78,670	2,839,455
Deutsche Lufthansa AG	157,814	1,824,453
Deutsche Post AG	169,457	2,998,279
Fresenius SE	29,567	3,061,298
Hannover Rueckversicherung AG	70,982	4,228,290
Infineon Technologies AG	250,956	1,698,521

See Notes to Schedules of Portfolio Investments.

Muenchener Rueckversicherungs AG	13,106	1,849,309
SAP AG	39,462	2,336,757
Siemens AG	43,469	3,652,572

		33,769,205

Hong Kong (3.4%)(a)
China Mobile Ltd.	94,000	1,033,102
China Modern Dairy Holdings Ltd.*	5,472,000	1,289,510
Comba Telecom Systems Holdings Ltd.	1,916,000	804,988
Digital China Holdings Ltd.	2,785,000	4,907,809
Texwinca Holdings Ltd.	93,721	89,227

		8,124,636

Hungary (0.8%)(a)
OTP Bank PLC	125,272	1,991,951

India (0.4%)(a)
IL&FS Transportation Networks Ltd.	130,346	430,935
IRB Infrastructure Developers Ltd.	203,474	465,237

		896,172

Indonesia (0.2%)(a)
Bank Rakyat Indonesia Persero Tbk PT	736,500	504,432

Ireland (1.1%)(a)
WPP PLC	226,420	2,748,682

Japan (18.5%)(a)
Honda Motor Co. Ltd.	118,888	4,148,660
Isuzu Motors Ltd.	450,000	2,410,371
ITOCHU Corp.	361,380	3,798,341
JX Holdings, Inc.	671,200	3,459,371
Marubeni Corp.	760,000	5,063,802
Miraca Holdings, Inc.	26,800	1,112,693
Mitsubishi Gas Chemical Co., Inc.	549,000	3,121,067
Mitsubishi UFJ Financial Group, Inc.	995,802	4,770,763
Nidec Corp.	34,300	2,607,959
Nippon Telegraph & Telephone Corp.	36,616	1,707,423
Sumitomo Corp.	385,944	5,400,054
Sumitomo Mitsui Financial Group, Inc.	143,005	4,724,158
Takata Corp.	112,777	2,452,063

		44,776,725

Luxembourg (0.9%)(a)
AZ Electronic Materials SA	500,021	2,250,146

Netherlands (5.3%)
ING Groep NV*(a)	333,140	2,233,403
Koninklijke Ahold NV(a)	283,994	3,517,917
LyondellBasell Industries NV, Cl A	65,715	2,646,343
Royal Dutch Shell PLC ADR	62,629	4,379,646

		12,777,309

Norway (1.3%)(a)
Telenor ASA	181,061	3,027,031

Singapore (1.0%)(a)
Indofood Agri Resources Ltd.	981,000	1,124,431
United Overseas Bank Ltd.	84,116	1,249,083

		2,373,514

See Notes to Schedules of Portfolio Investments.

South Korea (4.6%)(a)
Celltrion, Inc.	126,219	3,374,369
Hana Financial Group, Inc.	63,510	2,030,298
Hyundai Motor Co.	14,133	2,901,424
Korea Gas Corp.	81,480	2,900,945

		11,207,036

Spain (0.6%)(a)
Banco Santander SA	218,140	1,443,051

Sweden (4.6%)(a)
Alfa Laval AB	66,698	1,142,854
Kinnevik Investment AB, Cl B	183,164	3,676,520
Swedbank AB, Cl A	246,108	3,877,177
Volvo AB, Cl B	215,835	2,467,750

		11,164,301

Switzerland (2.8%)(a)
ABB Ltd.*	66,851	1,091,556
Roche Holding AG	20,998	3,627,046
Xstrata PLC	158,578	1,993,866

		6,712,468

Thailand (0.8%)
Kasikornbank PCL(a)	185,900	958,567
Krung Thai Bank PCL (Foreign Registered)	1,853,000	939,335
Krung Thai Bank PCL	19,300	9,784

		1,907,686

Turkey (2.3%)(a)
Koc Holding AS	107,750	412,573
Tofas Turk Otomobil Fabrikasi AS	421,280	1,807,688
Turkiye Halk Bankasi AS	412,766	3,238,356

		5,458,617

United Kingdom (12.8%)
Anglo American PLC(a)	9,921	326,057
AstraZeneca PLC(a)	102,176	4,566,005
BP PLC SP ADR	72,094	2,922,691
British American Tobacco PLC(a)	127,684	6,491,454
BT Group PLC(a)	1,175,694	3,895,695
Rio Tinto PLC SP ADR(c)	65,241	3,119,172
Royal Dutch Shell PLC, Cl A(a)	85,593	2,883,882
Royal Dutch Shell PLC, Cl B(a)	63,631	2,222,232
SABMiller PLC(a)	75,851	3,043,236
Subsea 7 SA(a)	78,525	1,554,017

		31,024,441

Total Common Stocks (Cost $228,383,556)		230,173,893

Preferred Stocks (1.5%)
Brazil (0.3%)
Telefonica Brasil SA, 1.94%	35,106	873,586

See Notes to Schedules of Portfolio Investments.

Germany (1.2%)(a)
Volkswagen AG, 2.30%	17,926	2,839,977

Total Preferred Stocks (Cost $3,728,187)		3,713,563

Short-Term Investment (3.9%)
RidgeWorth Funds Securities Lending Joint Account(d)	9,542,950	9,542,950

Total Short-Term Investment (Cost $9,542,950)		9,542,950

Money Market Fund (3.1%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.20%(e)	7,461,986	7,461,986

Total Money Market Fund (Cost $7,461,986)		7,461,986

Total Investments (Cost $249,116,679) — 103.7%		250,892,392
Liabilities in excess of other assets — (3.7)%		(9,045,043)

Net Assets — 100.0%		$241,847,349

*	Non-income producing security.
(a)	Valued at fair value using procedures approved by the Board (See Note 2).
(b)	Less than 0.05% of Net Assets.
(c)	The security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $9,160,785.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012 (See Note 2).
(e)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

Investment Abbreviations

ADR	– American Depositary Receipt
PCL	– Public Company Limited
SP ADR	– Sponsored American Depositary Receipt

The investment concentrations for the International Equity Fund as a percentage of total investments by sector, as of June 30, 2012, were as follows:

Financials	20.6%
Industrials	14.0
Consumer Discretionary	12.8
Energy	11.2
Materials	8.4
Consumer Staples	8.4
Health Care	7.8
Information Technology	4.6
Telecommunication Services	4.2
Short-Term Investment	3.8
Money Market Fund	3.0
Utilities	1.2

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

International Equity Index Fund

	Shares	Value($)
Common Stocks (96.5%)
Australia (5.4%)(a)
AGL Energy Ltd.	9,183	139,552
Alumina Ltd.	48,846	40,064
Amcor Ltd.	24,350	177,757
AMP Ltd.	56,352	224,242
Asciano Ltd.	22,359	100,428
ASX Ltd.	3,497	107,344
Australia & New Zealand Banking Group Ltd.	51,343	1,169,598
Bendigo and Adelaide Bank Ltd.	7,454	56,963
BGP Holdings PLC*(b)	737,041	—
BHP Billiton Ltd.	63,750	2,076,484
BlueScope Steel Ltd.*	36,284	11,281
Boral Ltd.	14,338	43,698
Brambles Ltd.	28,704	182,049
Caltex Australia Ltd.	2,730	38,130
Campbell Brothers Ltd.	1,172	65,704
Coca-Cola Amatil Ltd.	11,172	153,530
Cochlear Ltd.	1,133	76,945
Commonwealth Bank of Australia	30,690	1,680,726
Computershare Ltd.	8,799	67,256
Crown Ltd.	8,932	78,108
CSL Ltd.	10,959	444,515
Dexus Property Group REIT	96,946	92,768
Echo Entertainment Group Ltd.	10,547	46,502
Fairfax Media Ltd.(c)	44,520	25,538
Fortescue Metals Group Ltd.	24,811	126,775
Goodman Group	22,605	85,593
GPT Group REIT	41,637	140,840
Harvey Norman Holdings Ltd.(c)	10,541	21,195
Iluka Resources Ltd.	8,110	95,717
Incitec Pivot Ltd.	31,746	93,788
Insurance Australia Group Ltd.	41,889	150,240
Leighton Holdings Ltd.	3,007	50,648
Lend Lease Group	10,633	79,079
Lynas Corp. Ltd.*	34,001	30,092
Macquarie Group Ltd.	6,830	184,436
Metcash Ltd.	15,206	52,679
Mirvac Group REIT	68,063	89,433
National Australia Bank Ltd.	44,538	1,084,838
Newcrest Mining Ltd.	15,353	357,281
OneSteel Ltd.	25,943	23,396
Orica Ltd.	7,250	184,670
Origin Energy Ltd.	21,045	265,040

See Notes to Schedules of Portfolio Investments.

OZ Minerals Ltd.	6,440	52,542
Paladin Energy Ltd.*	13,852	18,111
Qantas Airways Ltd.*	22,639	25,151
QBE Insurance Group Ltd.	20,798	287,444
QR National Ltd.	33,613	117,744
Ramsay Health Care Ltd.	2,582	59,993
Rio Tinto Ltd.	8,661	508,460
Santos Ltd.	17,147	188,849
Sims Metal Management Ltd.	3,284	32,524
Sonic Healthcare Ltd.	7,335	95,935
SP Ausnet	27,695	29,025
Stockland REIT	47,483	150,706
Suncorp Group Ltd.	25,533	213,355
Sydney Airport	8,451	25,187
TABCORP Holdings Ltd.	13,648	41,157
Tatts Group Ltd.	25,576	68,920
Telstra Corp. Ltd.	87,925	333,140
Toll Holdings Ltd.	13,140	54,027
Transurban Group	25,840	150,932
Wesfarmers Ltd.	17,074	525,565
Wesfarmers Ltd. PPS	3,031	98,549
Westfield Group REIT	43,758	428,451
Westfield Retail Trust REIT	58,477	171,524
Westpac Banking Corp.	59,235	1,293,468
Woodside Petroleum Ltd.	12,485	400,095
Woolworths Ltd.	24,077	662,795
WorleyParsons Ltd.	3,854	100,076

		16,348,647

Austria (1.4%)(a)
Andritz AG	14,319	736,349
Erste Group Bank AG*	30,420	577,718
Immofinanz AG*	150,957	480,330
OMV AG	26,574	835,744
Raiffeisen Bank International AG(c)	7,887	258,221
Telekom Austria AG	53,760	528,401
Verbund AG	10,777	246,868
Vienna Insurance Group	6,142	248,284
Voestalpine AG	17,521	465,347

		4,377,262

Belgium (2.1%)(a)
Ageas	141,726	281,449
Anheuser-Busch InBev NV	45,679	3,601,387
Bekaert SA	2,450	60,717
Belgacom SA	9,794	278,514
Colruyt SA	4,869	217,224
Delhaize Group SA	6,605	241,953
Dexia SA*(c)	39,889	6,555
Groupe Bruxelles Lambert SA	5,174	351,208
KBC Groep NV	10,194	215,577
Mobistar SA	1,924	65,893

See Notes to Schedules of Portfolio Investments.

Solvay SA	3,751	370,341
UCB SA	6,471	326,885
Umicore	7,284	336,776

		6,354,479

Cayman Islands (0.0%)(a)(d)
Sands China Ltd.	26,487	85,209
Veripos, Inc.*	1,727	4,641
Wynn Macau Ltd.(c)	17,816	42,134

		131,984

Denmark (1.4%)(a)
A.P. Moller - Maersk A/S, Cl A	22	136,937
A.P. Moller - Maersk A/S, Cl B	52	340,991
Carlsberg A/S, Cl B	4,326	341,463
Coloplast A/S, Cl B	873	156,972
Danske Bank A/S*	25,444	353,784
DSV A/S	8,084	160,290
Novo Nordisk A/S, Cl B	14,930	2,165,399
Novozymes A/S, Cl B	8,828	228,922
Pandora A/S(c)	2,292	21,520
TDC A/S	14,163	98,428
Tryg A/S	965	54,247
Vestas Wind Systems A/S*(c)	7,800	43,244
William Demant Holding A/S*	887	79,731

		4,181,928

Finland (0.7%)(a)
Elisa Oyj	4,342	87,436
Fortum Oyj	13,231	251,262
Kesko Oyj, Cl B	2,055	53,721
Kone Oyj, Cl B	4,707	284,271
Metso Oyj	3,866	133,296
Neste Oil Oyj	3,972	44,697
Nokia Oyj	114,895	234,385
Nokian Renkaat Oyj	3,269	124,180
Orion Oyj, Cl B	2,842	53,829
Outokumpu Oyj*	4,734	4,608
Pohjola Bank PLC	4,218	49,223
Rautaruukki Oyj	2,560	16,145
Sampo Oyj, Cl A	12,647	328,124
Sanoma Oyj(c)	2,494	21,994
Stora Enso Oyj	17,590	108,294
UPM-Kymmene Oyj	15,775	178,456
Wartsila Oyj	5,060	165,776

		2,139,697

France (9.6%)(a)
Accor SA	4,992	156,436
Aeroports de Paris	1,182	89,402
Air France-KLM*(c)	4,691	22,401
Air Liquide SA	1,503	171,836
Air Liquide SA	9,401	1,071,321

See Notes to Schedules of Portfolio Investments.

Air Liquide SA(b)	2,824	321,818
Alcatel-Lucent*	78,960	129,959
Alstom(c)	6,942	219,634
Arkema SA	1,897	124,383
Atos Origin SA	1,719	102,801
AXA SA	58,624	783,727
BNP Paribas	32,939	1,269,953
Bouygues SA(c)	8,123	217,969
Bureau Veritas SA	1,907	169,648
Cap Gemini SA	5,069	186,568
Carrefour SA(c)	19,835	366,261
Casino Guichard-Perrachon SA	1,898	166,831
Christian Dior SA	1,876	258,000
CNP Assurances*(c)	5,018	61,290
Compagnie de Saint – Gobain	13,638	503,913
Compagnie Generale d’Optique Essilor International SA	6,875	638,685
Compagnie Generale de Geophysique-Veritas*	4,825	124,797
Compagnie Generale des Etablissements Michelin, Cl B	5,944	388,894
Credit Agricole SA*	33,201	146,497
Danone SA	19,900	1,236,716
Dassault Systemes SA(c)	2,024	189,895
Edenred	5,417	153,568
Eiffage SA	1,390	44,920
Electricite de France	8,197	182,380
Eramet	181	20,919
Eurazeo	1,105	42,551
European Aeronautic Defence and Space Co.	13,826	490,695
Eutelsat Communications	3,391	104,313
Fonciere Des Regions	949	68,232
France Telecom SA	63,772	838,499
GDF SUEZ	42,177	1,005,829
Gecina SA	753	67,128
Groupe Eurotunnel SA	17,872	145,269
ICADE REIT	800	60,504
Iliad SA	655	94,847
Imerys	1,163	59,290
JCDecaux SA	2,281	50,302
Klepierre	3,574	117,455
L’Oreal SA	8,171	956,050
Lagardere SCA	4,072	113,664
Legrand SA	6,699	227,366
LVMH Moet Hennessy Louis Vuitton SA	8,395	1,277,633
Metropole Television SA	1,996	26,244
Natixis	29,972	80,734
Neopost SA	1,103	58,863
Pernod-Ricard SA(c)	6,778	724,786
Peugeot SA*	5,118	50,474
PPR	2,604	371,152
Publicis Groupe SA(c)	4,230	193,453
Renault SA	6,537	261,039
Safran SA	5,571	206,887

See Notes to Schedules of Portfolio Investments.

Sanofi-Aventis	38,227	2,893,814
Schneider Electric SA	19,073	1,060,147
Scor SE	5,771	139,903
Societe BIC SA	990	102,267
Societe Generale*	21,824	511,764
Societe Lafarge(b)	12,479	555,174
Societe Television Francaise 1	4,081	32,586
Sodexo	3,206	249,629
Suez Environnement SA	9,086	97,697
Technip SA	3,313	345,267
Thales SA	3,413	112,762
Total SA	78,515	3,533,872
Unibail-Rodamco	3,122	575,104
Vallourec SA	3,779	154,414
Veolia Environnement SA	11,816	149,628
Vinci SA	15,110	706,167
Vivendi SA	43,520	808,639
Wendel SA	1,113	82,417

		29,325,932

Germany (12.0%)(a)
Adidas AG	10,684	765,806
Allianz SE	23,132	2,326,727
Axel Springer AG	2,060	88,506
BASF SE	46,419	3,227,716
Bayer AG	42,376	3,053,583
Bayerische Motoren Werke AG	16,643	1,204,418
Beiersdorf AG	5,189	336,390
Brenntag AG	1,732	191,676
Celesio AG	4,456	72,937
Commerzbank AG*	188,593	320,314
Continental AG	4,070	339,278
Daimler AG	46,869	2,106,264
Deutsche Bank AG	48,104	1,736,229
Deutsche Boerse AG	10,153	547,765
Deutsche Lufthansa AG	11,903	137,608
Deutsche Post AG	43,488	769,453
Deutsche Telekom AG	144,517	1,583,824
E.ON AG	91,867	1,985,165
Fraport AG	1,896	102,088
Fresenius Medical Care AG	9,992	705,717
Fresenius SE	5,781	598,551
GEA Group AG	8,727	232,599
Hannover Rueckversicherung AG	3,079	183,411
Heidelberg Cement AG	7,226	346,915
Henkel AG & Co. KGaA	6,734	373,682
Hochtief AG*	2,162	104,801
Infineon Technologies AG	56,716	383,865
K+S AG	8,785	402,185
Kabel Deutschland Holding AG*	3,757	234,135
Lanxess AG	4,255	269,276
Linde AG	8,633	1,344,509

See Notes to Schedules of Portfolio Investments.

MAN SE	2,354	240,757
Merck KGaA	3,363	335,851
Metro AG	6,682	194,848
Muenchener Rueckversicherungs AG	9,708	1,369,838
RWE AG	25,728	1,052,134
Salzgitter AG	2,007	82,618
SAP AG	47,192	2,794,492
Siemens AG	41,861	3,517,456
Suedzucker AG	3,399	120,581
ThyssenKrupp AG	16,885	275,051
United Internet AG	5,769	99,175
Volkswagen AG	1,477	223,194
Wacker Chemie AG(c)	796	54,836

		36,436,224

Greece (1.4%)(a)
Alpha Bank AE*	577	915
Coca-Cola Hellenic Bottling Co. SA*	172,002	3,045,943
OPAP SA	192,109	1,202,429

		4,249,287

Guernsey (0.0%)(a)(d)
Resolution Ltd.	19,620	60,354

Hong Kong (1.0%)(a)
AIA Group Ltd.	83,881	289,730
ASM Pacific Technology Ltd.	2,240	28,647
Bank of East Asia Ltd.	17,030	61,380
BOC Hong Kong Holdings Ltd.	40,528	125,028
Cathay Pacific Airways Ltd.	12,843	20,855
Cheung Kong (Holdings) Ltd.	15,239	188,344
Cheung Kong Infrastructure Holdings Ltd.	5,854	35,325
CLP Holdings Ltd.	20,866	177,202
Esprit Holdings Ltd.	13,401	17,270
Foxconn International Holdings Ltd.*	24,624	8,996
Galaxy Entertainment Group Ltd.*(c)	13,803	34,690
Hang Lung Group Ltd.	10,503	64,942
Hang Lung Properties Ltd.	26,935	92,134
Hang Seng Bank Ltd.	8,324	114,006
Henderson Land Development Co. Ltd.	12,358	68,865
HKT Trust / HKT Ltd.	2,296	1,802
Hong Kong & China Gas Co. Ltd. (The)	56,828	120,720
Hong Kong Electric Holdings Ltd.	15,700	117,714
Hong Kong Exchanges & Clearing Ltd.	11,239	161,568
Hopewell Holdings Ltd.	6,081	17,330
Hutchison Whampoa Ltd.	23,113	200,480
Hysan Development Co. Ltd.	7,257	27,662
Kerry Properties Ltd.	8,007	34,247
Li & Fung Ltd.	61,707	119,319
Lifestyle International Holdings Ltd.	6,393	14,054
Link REIT (The)	24,576	100,575
MTR Corp.	15,621	53,625
New World Development Ltd.	39,251	46,200

See Notes to Schedules of Portfolio Investments.

Newton Resources Ltd.*	391	19
Noble Group Ltd.	66,598	59,507
NWS Holdings Ltd.	14,372	20,983
Orient Overseas International Ltd.	3,031	14,885
PCCW Ltd.	44,824	16,473
Shangri-La Asia Ltd.	16,968	32,416
Sino Land Co. Ltd.	31,602	47,904
SJM Holdings Ltd.	19,210	35,894
Sun Hung Kai Properties Ltd.	15,664	186,126
Swire Pacific Ltd.	8,132	94,477
Swire Properties Ltd.	5,392	16,273
Wharf Holdings Ltd. (The)	17,197	95,744
Wheelock & Co. Ltd.	11,192	42,309
Wing Hang Bank Ltd.	2,364	22,925
Yue Yuen Industrial (Holdings) Ltd.	8,544	26,641

		3,055,286

Ireland (1.0%)(a)
CRH PLC	60,256	1,154,391
Elan Corp. PLC*	43,731	641,340
Experian PLC	13,636	192,379
Irish Bank Resolution Corp. Ltd. *(b)	8,839	—
Irish Bank Resolution Corp. Ltd. *(b)(c)	143,993	—
James Hardie Industries SE	8,558	70,560
Kerry Group PLC, Cl A	17,431	764,163
Ryanair Holdings PLC*	25,724	130,449
WPP PLC	17,486	212,276

		3,165,558

Israel (0.9%)(a)
Bank Hapoalim BM	43,902	135,397
Bank Leumi Le-Israel BM*	49,503	120,939
Bezeq Israeli Telecommunication Corp. Ltd.	70,138	74,624
Cellcom Israel Ltd.	2,225	13,809
Delek Group Ltd.	196	29,183
Elbit Systems Ltd.	986	33,951
Israel Chemicals Ltd.	18,129	200,586
Israel Corp. Ltd. (The)	97	54,855
Israel Discount Bank Ltd., Cl A*	33,037	34,351
Mizrahi Tefahot Bank Ltd.*	5,065	39,517
NICE Systems Ltd.*	2,584	94,622
Partner Communications Co. Ltd.	3,468	14,049
Teva Pharmaceutical Industries Ltd.	44,064	1,736,892

		2,582,775

Italy (8.1%)(a)
A2A SpA(c)	108,378	58,120
Assicurazioni Generali SpA	146,053	1,980,306
Atlantia SpA	32,694	417,291
Autogrill SpA	11,264	102,199
Banca Carige SpA(c)	64,767	56,262
Banca Monte dei Paschi di Siena SpA*(c)	524,608	130,789
Banco Popolare Scarl*(c)	178,472	239,629

See Notes to Schedules of Portfolio Investments.

Enel Green Power SpA	176,006	278,908
Enel SpA	846,277	2,732,506
Eni SpA	305,357	6,487,352
Exor SpA	6,299	135,415
Fiat Industrial SpA	109,580	1,078,599
Fiat SpA*	113,143	570,444
Finmeccanica SpA*(c)	40,129	162,257
Intesa Sanpaolo SpA(c)	1,283,625	1,826,914
Intesa Sanpaolo SpA - RSP	93,812	106,810
Luxottica Group SpA	11,613	405,507
Mediaset SpA	70,838	124,063
Mediobanca SpA	53,518	236,017
Pirelli & C SpA	23,321	245,962
Prysmian SpA	19,696	293,786
Saipem SpA	33,835	1,506,818
Snam Rete Gas SpA	201,191	901,359
Telecom Italia SpA	1,169,496	1,155,627
Telecom Italia SpA	601,228	487,216
Terna SpA(c)	161,269	582,754
UniCredit SpA*	522,496	1,981,098
Unione di Banche Italiane ScpA	78,919	257,845

		24,541,853

Japan (24.4%)
ABC-Mart, Inc.(a)	1,123	42,018
ADVANTEST Corp.(a)	5,656	88,417
AEON Co. Ltd.(a)	23,005	286,713
AEON Credit Service Co. Ltd.(a)	3,094	57,393
AEON Mall Co. Ltd.(a)	2,944	62,732
Air Water, Inc.(a)	6,830	82,813
Aisin Seiki Co. Ltd.(a)	7,317	244,592
Ajinomoto Co., Inc.(a)	24,926	346,910
Alfresa Holdings Corp.(a)	1,529	81,224
All Nippon Airways Co. Ltd.(a)(c)	32,235	91,324
Amada Co. Ltd.(a)	13,807	81,694
Aozora Bank Ltd.(a)	22,660	53,962
Asahi Breweries Ltd.(a)	14,821	318,419
Asahi Glass Co. Ltd.(a)	38,262	258,123
Asahi Kasei Corp.(a)	49,287	267,166
ASICS Corp.(a)	5,721	72,574
Astellas Pharma, Inc.(a)	14,329	625,299
Bank of Kyoto Ltd. (The)(a)	12,469	94,475
Bank of Yokohama Ltd. (The)(a)	47,660	225,343
Benesse Holdings, Inc.(a)	2,686	120,261
Bridgestone Corp.(a)	21,094	484,405
Brother Industries Ltd.(a)	9,298	106,453
Canon, Inc.(a)	36,505	1,456,933
Casio Computer Co. Ltd.(a)(c)	9,195	60,292
Central Japan Railway Co.(a)	49	385,918
Chiba Bank Ltd. (The)(a)	30,999	186,199
Chiyoda Corp.(a)	7,179	87,959
Chubu Electric Power Co., Inc.(a)	20,950	339,718

See Notes to Schedules of Portfolio Investments.

Chugai Pharmaceutical Co. Ltd.(a)	8,563	162,331
Chugoku Bank Ltd. (The)(a)	8,135	106,016
Chugoku Electric Power Co., Inc. (The)(a)	11,489	189,485
Chuo Mitsui Trust Holdings, Inc.(a)	119,910	358,365
Citizen Holdings Co. Ltd.(a)	9,986	58,566
Coca-Cola West Co. Ltd.(a)	2,385	41,586
Cosmo Oil Co. Ltd.(a)	23,080	58,745
Credit Saison Co. Ltd.(a)	5,725	127,290
Dai Nippon Printing Co. Ltd.(a)	22,230	174,149
Dai-ichi Life Insurance Co. Ltd. (The)(a)	275	318,488
Daicel Chemical Industries Ltd.(a)	11,771	72,410
Daido Steel Co. Ltd.(a)	10,950	68,235
Daihatsu Motor Co. Ltd.(a)	7,899	138,289
Daiichi Sankyo Co. Ltd.(a)	25,774	434,597
Daikin Industries Ltd.(a)	8,685	244,590
Dainippon Sumitomo Pharma Co. Ltd.(a)	5,983	61,130
Daito Trust Construction Co. Ltd.(a)	2,863	271,390
Daiwa House Industry Co. Ltd.(a)	19,232	272,804
Daiwa Securities Group, Inc.(a)	65,323	246,184
DeNa Co. Ltd.(a)	3,763	99,048
Denki Kagaku Kogyo Kabushiki Kaisha(a)	19,384	67,761
DENSO Corp.(a)	15,793	539,663
Dentsu, Inc.(a)	6,819	202,120
East Japan Railway Co.(a)	10,872	682,666
Eisai Co. Ltd.(a)	9,677	423,765
Electric Power Development Co. Ltd.(a)	4,520	118,782
Elpida Memory, Inc.	7,744	97
FamilyMart Co. Ltd.(a)	2,462	112,683
FANUC Ltd.(a)	6,224	1,023,107
Fast Retailing Co. Ltd.(a)	2,054	410,988
Fuji Electric Holdings Co. Ltd.(a)	22,146	54,022
Fuji Heavy Industries Ltd.(a)	22,518	182,442
FUJIFILM Holdings Corp.(a)	17,593	333,320
Fujitsu Ltd.(a)	72,204	345,548
Fukuoka Financial Group, Inc.(a)	31,254	122,045
Furukawa Electric Co. Ltd.(a)	23,334	55,191
Gree, Inc.*(a)	3,498	69,584
GS Yuasa Corp.(a)(c)	13,321	60,903
Gunma Bank Ltd. (The)(a)	15,490	73,289
Hachijuni Bank Ltd. (The)(a)	17,268	89,762
Hakuhodo DY Holdings, Inc.(a)	888	58,929
Hamamatsu Photonics K.K.(a)	2,620	88,886
Hankyu Hanshin Holdings, Inc.(a)	35,000	176,750
Hino Motors Ltd.(a)	10,909	78,958
Hirose Electric Co. Ltd.(a)	1,295	128,193
Hiroshima Bank Ltd. (The)(a)	713	2,572
Hisamitsu Pharmaceutical Co., Inc.(a)	2,380	117,131
Hitachi Chemical Co. Ltd.(a)	3,986	62,796
Hitachi Construction Machinery Co. Ltd.(a)(c)	4,093	77,301
Hitachi High-Technologies Corp.(a)	2,338	57,571
Hitachi Ltd.(a)	147,314	908,314

See Notes to Schedules of Portfolio Investments.

Hitachi Metals Ltd.(a)	7,549	90,090
Hokkaido Electric Power Co., Inc.(a)	7,212	93,208
Hokuriku Electric Power Co.(a)	6,946	108,163
Honda Motor Co. Ltd.(a)	53,111	1,853,337
Hoya Corp.(a)	16,660	367,020
Ibiden Co. Ltd.(a)	4,634	83,941
Idemitsu Kosan Co. Ltd.(a)	924	82,884
IHI Corp.(a)	51,016	109,123
Inpex Corp.(a)	72	404,388
Isetan Mitsukoshi Holdings Ltd.(a)	14,383	152,810
Isuzu Motors Ltd.(a)	46,565	249,420
ITOCHU Corp.(a)	46,719	491,047
Itochu Techno-Solutions Corp.(a)	1,155	55,745
Iyo Bank Ltd. (The)(a)	10,423	83,237
J. Front Retailing Co. Ltd.(a)	18,755	94,273
Japan Petroleum Exploration Co.(a)	1,122	42,719
Japan Prime Realty Investment Corp. REIT(a)	26	73,184
Japan Real Estate Investment Corp. REIT(a)	19	174,206
Japan Retail Fund Investment Corp. REIT(a)	62	98,348
Japan Steel Works Ltd. (The)(a)	12,640	69,788
Japan Tobacco, Inc.(a)	28,400	841,368
JFE Holdings, Inc.(a)	17,844	298,657
JGC Corp.(a)	8,708	252,456
Joyo Bank Ltd. (The)(a)	24,592	111,900
JS Group Corp.(a)	10,512	221,847
JSR Corp.(a)	6,957	120,715
JTEKT Corp.(a)	8,446	87,447
Jupiter Telecommunications Co. Ltd.(a)	68	69,433
JX Holdings, Inc.(a)	72,907	375,763
Kajima Corp.(a)	32,502	95,423
Kamigumi Co. Ltd.(a)	10,563	84,030
Kaneka Corp.(a)	11,076	61,256
Kansai Electric Power Co., Inc. (The)(a)	29,417	352,784
Kansai Paint Co. Ltd.(a)	9,377	100,482
Kao Corp.(a)	16,139	445,088
Kawasaki Heavy Industries Ltd.(a)	55,674	152,683
Kawasaki Kisen Kaisha Ltd.*(a)(c)	28,829	57,264
KDDI Corp.(a)	85	548,327
Keikyu Corp.(a)	18,975	172,642
Keio Corp.(a)	22,210	160,977
Keisei Electric Railway Co. Ltd.(a)	10,824	91,436
Keyence Corp.(a)	1,686	417,071
Kikkoman Corp.(a)	7,267	89,830
Kinden Corp.(a)	6,098	39,938
Kintetsu Corp.(a)(c)	62,601	249,589
Kirin Holdings Co. Ltd.(a)	31,518	371,472
Kobe Steel Ltd.(a)	96,382	115,943
Koito Manufacturing Co. Ltd.(a)	4,484	62,829
Komatsu Ltd.(a)	29,441	702,796
Konami Corp.(a)	3,516	79,668
Konica Minolta Holdings, Inc.(a)	18,381	144,805

See Notes to Schedules of Portfolio Investments.

Kubota Corp.(a)	35,348	326,665
Kuraray Co. Ltd.(a)	13,102	169,795
Kurita Water Industries Ltd.(a)	4,431	102,493
Kyocera Corp.(a)	5,069	438,671
Kyowa Hakko Kirin Co. Ltd.(a)	11,038	113,682
Kyushu Electric Power Co., Inc.(a)	15,861	188,163
Lawson, Inc.(a)	2,310	161,542
Mabuchi Motor Co. Ltd.(a)	1,073	42,772
Makita Corp.(a)	4,400	154,350
Marubeni Corp.(a)	54,541	363,401
Marui Group Co. Ltd.(a)	8,594	65,730
Maruichi Steel Tube Ltd.(a)	1,862	40,078
Mazda Motor Corp.*(a)	58,162	79,202
McDonald’s Holdings Co. (Japan) Ltd.(a)	2,625	73,884
Medipal Holdings Corp.(a)	5,620	79,608
Meiji Holdings Co. Ltd.(a)	2,708	124,352
Minebea Co. Ltd.(a)	12,967	51,675
Miraca Holdings, Inc.(a)	2,193	91,050
Mitsubishi Chemical Holdings Corp.(a)	52,651	232,101
Mitsubishi Corp.(a)	44,863	906,873
Mitsubishi Electric Corp.(a)	62,627	523,967
Mitsubishi Estate Co. Ltd.(a)	39,440	707,585
Mitsubishi Gas Chemical Co., Inc.(a)	15,246	86,674
Mitsubishi Heavy Industries Ltd.(a)	98,624	400,923
Mitsubishi Logistics Corp.(a)	5,298	56,019
Mitsubishi Materials Corp.(a)	44,417	128,804
Mitsubishi Motors Corp.*(a)	149,041	150,291
Mitsubishi Tanabe Pharma Corp.(a)	8,566	123,176
Mitsubishi UFJ Financial Group, Inc.(a)	416,224	1,994,077
Mitsubishi UFJ Lease & Finance Co. Ltd.(a)	2,234	92,925
Mitsui & Co. Ltd.(a)	55,969	831,690
Mitsui Chemicals, Inc.(a)	31,183	78,088
Mitsui Engineering & Shipbuilding Co. Ltd.(a)	28,576	41,184
Mitsui Fudosan Co. Ltd.(a)	27,236	528,456
Mitsui O.S.K. Lines Ltd.(a)	44,908	161,887
Mizuho Financial Group, Inc.(a)	721,913	1,219,487
MS&AD Insurance Group Holdings, Inc.(a)	16,455	287,885
Murata Manufacturing Co. Ltd.(a)	6,686	351,687
Nabtesco Corp.(a)	3,554	79,269
Namco Bandai Holdings, Inc.(a)	7,603	104,265
NEC Corp.*(a)	102,648	159,719
NGK Insulators Ltd.(a)	10,762	119,173
NGK Spark Plug Co. Ltd.(a)	7,568	99,962
NHK Spring Co. Ltd.(a)	5,713	61,694
Nidec Corp.(a)	4,139	314,704
Nikon Corp.(a)	12,932	393,659
Nintendo Co. Ltd.(a)	3,951	461,402
Nippon Building Fund, Inc. REIT(a)	22	212,711
Nippon Electric Glass Co. Ltd.(a)	15,541	92,819
Nippon Express Co. Ltd.(a)	33,069	136,555
Nippon Meat Packers, Inc.(a)	8,001	105,906

See Notes to Schedules of Portfolio Investments.

Nippon Paper Group, Inc.(a)(c)	3,720	59,056
Nippon Sheet Glass Co. Ltd.(a)(c)	34,197	37,677
Nippon Steel Corp.(a)	166,450	377,536
Nippon Telegraph & Telephone Corp.(a)	13,884	647,418
Nippon Yusen Kabushiki Kaisha(a)(c)	57,966	153,311
Nishi-Nippon City Bank Ltd. (The)(a)	26,627	64,647
Nissan Motor Co. Ltd.(a)	77,018	731,342
Nisshin Seifun Group, Inc.(a)	7,238	84,737
Nisshin Steel Co. Ltd.(a)	27,288	38,301
Nissin Foods Holdings Co. Ltd.(a)	2,207	83,926
Nitori Holdings Co. Ltd.(a)	1,462	138,245
Nitto Denko Corp.(a)	6,446	276,177
NKSJ Holdings, Inc.(a)	14,100	300,158
NOK Corp.(a)	3,940	84,124
Nomura Holdings, Inc.(a)	118,784	444,079
Nomura Real Estate Holdings, Inc.(a)	3,559	65,174
Nomura Real Estate Office Fund, Inc. REIT(a)	11	62,054
Nomura Research Institute Ltd.(a)	3,808	83,797
NSK Ltd.(a)	17,323	112,244
NTN Corp.(a)	18,962	59,691
NTT Data Corp.(a)	49	150,394
NTT DoCoMo, Inc.(a)	484	805,377
NTT Urban Development Corp.(a)	45	36,406
Obayashi Corp.(a)	24,583	107,952
Odakyu Electric Railway Co. Ltd.(a)	24,207	240,673
OJI Paper Co. Ltd.(a)	32,651	125,103
Olympus Corp.*(a)	8,084	130,998
Omron Corp.(a)	7,800	165,294
Ono Pharmaceutical Co. Ltd.(a)	3,255	204,543
Oracle Corp. Japan(a)	1,485	63,918
Oriental Land Co. Ltd.(a)	1,938	221,598
ORIX Corp.(a)	4,060	378,375
Osaka Gas Co. Ltd.(a)	74,408	311,749
Otsuka Corp.(a)	742	63,169
Otsuka Holdings Co. Ltd.(a)	9,695	297,590
Panasonic Corp.(a)	69,744	570,144
Rakuten, Inc.(a)	28,100	290,516
Resona Holdings, Inc.(a)	72,939	300,478
Ricoh Co. Ltd.(a)	26,418	222,956
Rinnai Corp.(a)	1,300	89,702
Rohm Co. Ltd.(a)	3,787	145,930
Sankyo Co. Ltd.(a)	2,148	104,821
Sanrio Co. Ltd.(a)(c)	1,800	65,625
Santen Pharmaceutical Co. Ltd.(a)	2,965	121,846
SBI Holdings, Inc.(a)	780	57,960
Secom Co. Ltd.(a)	8,066	369,900
Sega Sammy Holdings, Inc.(a)	8,330	169,444
Seiko Epson Corp.(a)	5,056	51,309
Sekisui Chemical Co. Ltd.(a)	17,187	159,680
Sekisui House Ltd.(a)	21,975	207,489
Seven & I Holdings Co. Ltd.(a)	23,958	722,222

See Notes to Schedules of Portfolio Investments.

Seven Bank Ltd.(a)	20,200	51,873
Sharp Corp.(a)	37,876	192,976
Shikoku Electric Power Co., Inc.(a)	7,245	154,009
Shimadzu Corp.(a)	9,922	85,855
Shimamura Co. Ltd.(a)	930	107,466
Shimano, Inc.(a)	2,962	194,197
Shimizu Corp.(a)	22,779	79,028
Shin-Etsu Chemical Co. Ltd.(a)	13,164	724,915
Shinsei Bank Ltd.(a)	54,015	65,715
Shionogi & Co. Ltd.(a)	11,653	158,443
Shiseido Co. Ltd.(a)	13,803	217,805
Shizuoka Bank Ltd. (The)(a)	23,227	238,987
Showa Denko Kabushiki Kaisha(a)	56,496	109,762
Showa Shell Sekiyu Kabushiki Kaisha(a)	7,269	44,624
SMC Corp.(a)	2,115	366,694
Softbank Corp.(a)	28,645	1,066,271
Sojitz Corp.(a)	49,290	81,553
Sony Corp.(a)	32,493	464,626
Sony Financial Holdings, Inc.(a)	6,901	112,636
Square Enix Holdings Co. Ltd.(a)	2,379	37,471
Stanley Electric Co. Ltd.(a)	5,590	86,812
Sumco Corp.*(a)	4,501	40,944
Sumitomo Chemical Co. Ltd.(a)	60,076	184,665
Sumitomo Corp.(a)	34,968	489,265
Sumitomo Electric Industries Ltd.(a)	28,685	357,440
Sumitomo Heavy Industries Ltd.(a)	21,687	97,656
Sumitomo Metal Industries Ltd.(a)	131,088	216,243
Sumitomo Metal Mining Co. Ltd.(a)	20,703	233,304
Sumitomo Mitsui Financial Group, Inc.(a)	42,516	1,404,512
Sumitomo Realty & Development Co. Ltd.(a)	13,736	337,856
Sumitomo Rubber Industries Ltd.(a)	6,568	85,548
Suruga Bank Ltd.(a)	7,451	76,315
Suzuken Co. Ltd.(a)	2,864	96,678
Suzuki Motor Corp.(a)	13,199	271,013
Sysmex Corp.(a)	2,832	111,999
T&D Holdings, Inc.(a)	22,400	238,625
Taisei Corp.(a)	39,704	106,419
Taisho Pharmaceutical Holdings Co. Ltd.(a)	1,400	118,393
Taiyo Nippon Sanso Corp.(a)	11,064	64,644
Takashimaya Co. Ltd.(a)	10,513	80,804
Takeda Pharmaceutical Co. Ltd.(a)	25,278	1,147,668
TDK Corp.(a)	4,868	198,169
Teijin Ltd.(a)	35,202	107,160
Terumo Corp.(a)	6,455	265,279
THK Co. Ltd.(a)	4,548	85,979
Tobu Railway Co. Ltd.(a)	37,830	198,886
Toho Co. Ltd.(a)	4,441	76,829
Toho Gas Co. Ltd.(a)	15,843	98,326
Tohoku Electric Power Co., Inc.*(a)	18,113	181,995
Tokio Marine Holdings, Inc.(a)	22,915	575,008
Tokyo Electric Power Co., Inc. (The)*(a)	58,059	112,379

See Notes to Schedules of Portfolio Investments.

Tokyo Electron Ltd.(a)	6,585	308,803
Tokyo Gas Co. Ltd.(a)	80,126	409,525
Tokyu Corp.(a)	43,940	206,839
Tokyu Land Corp.(a)	16,984	84,304
TonenGeneral Sekiyu Kabushiki Kaisha(a)	11,223	99,791
Toppan Printing Co. Ltd.(a)	22,351	149,300
Toray Industries, Inc.(a)	56,003	381,877
Toshiba Corp.(a)	123,922	471,691
Tosoh Corp.(a)	19,787	53,963
TOTO Ltd.(a)	11,861	88,441
Toyo Seikan Kaisha Ltd.(a)	5,973	72,489
Toyo Suisan Kaisha Ltd.(a)	4,080	108,801
Toyoda Gosei Co. Ltd.(a)	2,428	55,972
Toyota Boshoku Corp.(a)	2,477	30,102
Toyota Industries Corp.(a)	6,906	198,001
Toyota Motor Corp.(a)	89,826	3,625,576
Toyota Tsusho Corp.(a)	8,075	154,358
Trend Micro, Inc.(a)	3,919	115,455
Tsumura & Co.(a)	2,280	60,381
Ube Industries Ltd.(a)	38,321	89,134
Uni-Charm Corp.(a)	4,452	253,413
Ushio, Inc.(a)	3,950	48,959
USS Co. Ltd.(a)	844	91,069
West Japan Railway Co.(a)	6,500	267,397
Yahoo Japan Corp.(a)	561	181,631
Yakult Honsha Co. Ltd.(a)(c)	3,710	145,287
Yamada Denki Co. Ltd.(a)	3,109	159,176
Yamaguchi Financial Group, Inc.(a)	8,991	79,293
Yamaha Corp.(a)	6,011	61,857
Yamaha Motor Co. Ltd.(a)	10,618	101,673
Yamato Holdings Co. Ltd.(a)	15,493	249,464
Yamato Kogyo Co. Ltd.(a)	1,665	46,368
Yamazaki Baking Co. Ltd.(a)	5,602	73,360
Yaskawa Electric Corp.(a)	9,063	69,048
Yokogawa Electric Corp.(a)	7,982	82,521

		74,337,639

Jersey (0.1%)(a)
Petrofac Ltd.	3,605	78,687
Randgold Resources Ltd.	1,269	113,934
Shire PLC	7,918	227,800

		420,421

Luxembourg (0.6%)(a)
ArcelorMittal	29,128	445,643
Millicom International Cellular SA	1,442	136,090
SES	10,187	240,859
Tenaris SA	59,344	1,043,617

		1,866,209

Mauritius (0.0%)(a)(d)
Essar Energy PLC*	4,515	8,662
Golden Agri-Resources Ltd.	118,525	63,301

		71,963

See Notes to Schedules of Portfolio Investments.

Netherlands (3.4%)(a)
Aegon NV	71,646	332,264
Akzo Nobel NV	9,614	452,478
ASML Holding NV	17,922	920,403
Corio NV REIT	2,503	110,200
Delta Lloyd NV	4,170	57,990
Fugro NV	2,785	168,935
Gemalto	3,039	218,271
Heineken Holding NV	4,834	216,519
Heineken NV	10,846	565,582
ING Groep NV*	159,284	1,067,855
Koninklijke Ahold NV	50,299	623,069
Koninklijke Boskalis Westminster NV	2,936	96,882
Koninklijke DSM NV	6,401	315,566
Koninklijke KPN NV(c)	65,566	626,941
Koninklijke Philips Electronics NV	41,482	817,430
Koninklijke Vopak NV	2,934	188,192
QIAGEN NV*	12,053	201,822
Randstad Holding NV	4,901	144,515
Reed Elsevier NV	28,455	324,628
SBM Offshore NV*	6,709	92,975
TNT Express NV	15,158	177,810
Unilever NV	67,963	2,270,333
Wolters Kluwer NV	12,487	198,539

		10,189,199

New Zealand (0.6%)(a)
Auckland International Airport Ltd.	146,266	286,866
Contact Energy Ltd.*	55,863	216,145
Fletcher Building Ltd.	116,529	551,562
Sky City Entertainment Group Ltd.	91,647	250,363
Telecom Corp. of New Zealand Ltd.	332,419	632,958

		1,937,894

Norway (1.7%)(a)
Aker Solutions ASA	10,144	143,936
DnB NOR ASA	60,245	599,045
Gjensidige Forsikring ASA	12,312	143,449
Kvaerner ASA	10,144	22,797
Norsk Hydro ASA	57,267	258,256
Orkla ASA	47,287	343,158
Renewable Energy Corp. ASA*(c)	31,371	11,626
Seadrill Ltd.	18,937	675,397
StatoilHydro ASA	70,368	1,678,172
Telenor ASA	48,605	812,593
Yara International ASA	11,859	518,970

		5,207,399

Portugal (0.7%)(a)
Banco Espirito Santo SA*	332,339	227,231

See Notes to Schedules of Portfolio Investments.

EDP - Energias de Portugal SA	296,779	702,063
Galp Energia SGPS SA	26,814	339,945
Jeronimo Martins SGPS SA	34,872	589,573
Portugal Telecom SGPS SA	79,059	346,250

		2,205,062

Singapore (1.0%)(a)
Ascendas REIT	31,653	53,998
CapitaLand Ltd.	44,395	95,722
CapitaMall Trust REIT	32,901	49,835
CapitaMalls Asia Ltd.	23,618	29,460
City Developments Ltd.	9,673	86,224
ComfortDelGro Corp. Ltd.	32,404	39,681
Cosco Corp. (Singapore) Ltd.	18,348	14,411
DBS Group Holdings Ltd.	31,475	347,663
Fraser and Neave Ltd.	16,484	91,787
Genting Singapore PLC	106,031	119,114
Global Logistic Properties Ltd.*	32,512	54,125
Jardine Cycle & Carriage Ltd.	2,240	82,558
Keppel Corp. Ltd.	24,216	198,390
Keppel Land Ltd.	12,331	31,732
Neptune Orient Lines Ltd.*	16,505	14,566
Olam International Ltd.	23,369	33,846
Oversea-Chinese Banking Corp. Ltd.	44,697	312,561
SembCorp Industries Ltd.	17,678	72,357
SembCorp Marine Ltd.	14,764	56,356
Singapore Airlines Ltd.	10,241	84,448
Singapore Exchange Ltd.	15,207	76,398
Singapore Press Holdings Ltd.	27,433	84,744
Singapore Technologies Engineering Ltd.	27,124	66,868
Singapore Telecommunications Ltd.	140,345	367,530
StarHub Ltd.	10,593	28,712
United Overseas Bank Ltd.	22,857	339,416
UOL Group Ltd.	8,866	34,754
Wilmar International Ltd.	32,895	94,848
Yangzijiang Shipbuilding Holdings Ltd.	32,380	25,967

		2,988,071

Spain (5.6%)(a)
Abertis Infraestructuras SA	20,152	272,345
Acciona SA	1,370	81,897
Acerinox SA(c)	5,441	60,977
Actividades de Construccion y Servicios SA(c)	7,646	163,782
Amadeus IT Holding SA, Cl A	22,279	472,008
Banco Bilbao Vizcaya Argentaria SA	333,551	2,382,005
Banco de Sabadell SA(c)	63,156	122,651
Banco Popular Espanol SA(c)	52,586	118,946
Banco Santander SA	671,520	4,442,274
Bankia SA*(c)	55,120	64,497
Bankinter SA(c)	11,430	39,431
Criteria Caixacorp SA(c)	46,151	150,259
Distribuidora Internacional de Alimentacion SA*	19,835	93,259

See Notes to Schedules of Portfolio Investments.

Enagas(c)	9,695	176,896
Ferrovial SA	19,900	224,424
Fomento de Construcciones y Contratas SA(c)	2,789	35,664
Gas Natural SDG SA	17,328	222,486
Grifols SA*	7,556	191,425
Iberdrola SA	272,738	1,287,655
Inditex SA	11,917	1,231,803
Indra Sistemas SA(c)	5,404	50,311
Mapfre SA	40,743	82,886
Red Electrica Corporacion SA(c)	5,846	255,151
Repsol YPF SA	54,023	868,425
Telefonica SA	291,045	3,831,152
Zardoya Otis SA(c)	7,666	85,221

		17,007,830

Sweden (1.8%)(a)
Alfa Laval AB	6,353	108,857
Assa Abloy AB, Cl B	5,846	163,256
Atlas Copco AB, Cl A	12,564	270,387
Atlas Copco AB, Cl B	7,296	139,027
Boliden AB	5,250	73,258
Electrolux AB, Cl B	4,620	91,940
Getinge AB	3,750	93,054
Hennes & Mauritz AB, Cl B	19,461	698,531
Hexagon AB, Cl B	4,785	82,134
Holmen AB	991	26,982
Husqvarna AB, Cl B	8,433	39,774
Industrivarden AB, Cl C	2,215	28,538
Investor AB, Cl B	8,566	163,552
Kinnevik Investment AB, Cl B	3,906	78,402
Lundin Petroleum AB*	4,451	83,324
Modern Times Group AB, Cl B	913	42,259
Nordea Bank AB	50,042	431,259
Ratos AB, B Shares	3,634	34,506
Sandvik AB	19,065	244,503
Scania AB	6,006	102,926
Securitas AB, Cl B	5,928	46,094
Skandinaviska Enskilda Banken AB, Cl A	26,755	173,759
Skanska AB, Cl B	7,567	115,961
SKF AB, Cl B	7,344	144,765
SSAB AB, A Shares	2,986	24,818
Svenska Cellulosa AB, Cl B	10,960	164,438
Svenska Handelsbanken AB, Cl A	9,332	306,797
Swedbank AB, Cl A	15,325	241,430
Swedish Match AB	4,209	169,646
Tele2 AB, Cl B	5,998	92,935
Telefonaktiebolaget LM Ericsson, Cl B	56,182	514,050
TeliaSonera AB	41,112	262,653
Volvo AB, Cl B	25,877	295,865

		5,549,680

See Notes to Schedules of Portfolio Investments.

Switzerland (2.4%)(a)
ABB Ltd.*	17,960	293,254
Actelion Ltd.*	916	37,677
Adecco SA*	1,092	48,561
Aryzta AG*	709	35,290
Baloise Holding AG	395	26,096
Compagnie Financiere Richemont SA, Cl A	4,333	237,924
Credit Suisse Group AG*	9,429	172,523
GAM Holding AG*	1,772	19,783
Geberit AG*	324	63,918
Givaudan SA*	71	69,684
Glencore International PLC(c)	11,588	53,736
Holcim Ltd.*	2,036	112,805
Julius Baer Group Ltd.*	1,727	62,615
Kuehne + Nagel International AG	447	47,357
Lindt & Spruengli AG PC*	8	24,724
Lindt & Spruengli AG RS*	1	36,724
Lonza Group AG*	419	17,433
Nestle SA	28,970	1,728,868
Novartis AG	19,496	1,090,047
Pargesa Holding SA	224	13,336
Roche Holding AG	5,883	1,016,188
Schindler Holding AG PC	400	44,723
Schindler Holding AG RS	178	20,073
SGS SA	46	86,249
Sika AG	19	36,689
Sonova Holding AG*	412	39,850
STMicroelectronics NV	21,797	118,612
Straumann Holding AG	66	9,707
Sulzer AG	200	23,712
Swatch Group AG (The) BS	259	102,368
Swatch Group AG (The) RS	364	25,324
Swiss Life Holding AG*	253	23,846
Swiss Re Ltd.*	2,920	184,082
Swisscom AG	197	79,367
Syngenta AG	774	264,960
Transocean Ltd.	2,604	116,773
UBS AG*	30,126	352,540
Xstrata PLC	28,709	360,970
Zurich Financial Services AG*	1,206	272,705

		7,371,093

United Kingdom (9.2%)
3i Group PLC(a)	13,748	42,510
Admiral Group PLC(a)	2,819	52,586
Aggreko PLC(a)	3,694	120,131
AMEC PLC(a)	4,582	72,233
Anglo American PLC(a)	18,149	596,473
Antofagasta PLC(a)	5,407	92,491
ARM Holdings PLC(a)	18,875	149,539
Associated British Foods PLC(a)	4,995	100,506

See Notes to Schedules of Portfolio Investments.

AstraZeneca PLC(a)	15,254	681,665
Aviva PLC(a)	38,991	166,958
Babcock International Group PLC(a)	5,006	67,047
BAE Systems PLC(a)	47,930	217,297
Balfour Beatty PLC(a)	9,399	43,948
Barclays PLC(a)	164,546	420,456
BG Group PLC(a)	40,813	835,502
BHP Billiton PLC(a)	26,076	741,143
BP PLC(a)	233,976	1,562,538
British American Tobacco PLC(a)	24,156	1,228,091
British Land Co. PLC (The) REIT(a)	11,799	94,481
British Sky Broadcasting Group PLC(a)	15,954	173,929
BT Group PLC(a)	108,297	358,845
Bunzl PLC(a)	4,594	75,088
Burberry Group PLC(a)	5,984	124,592
Cairn Energy PLC*(a)	8,766	36,502
Capita Group PLC(a)	8,695	89,347
Capital Shopping Centres Group PLC REIT(a)	7,768	39,243
Carnival PLC(a)	2,563	87,630
Centrica PLC(a)	71,300	356,497
Cobham PLC(a)	16,086	58,603
Compass Group PLC(a)	25,943	272,324
Diageo PLC(a)	30,940	797,478
Eurasian Natural Resources Corp.(a)	3,625	23,659
Fresnillo PLC(a)	2,477	56,738
G4S PLC(a)	19,860	86,798
GlaxoSmithKline PLC(a)	61,250	1,391,235
Hammerson PLC REIT(a)	9,836	68,313
Home Retail Group PLC(a)	13,252	17,603
HSBC Holdings PLC(a)	222,403	1,959,780
ICAP PLC(a)	7,853	41,568
Imperial Tobacco Group PLC(a)	12,329	475,015
Inmarsat PLC(a)	6,529	50,386
InterContinental Hotels Group PLC(a)	4,030	97,020
International Consolidated Airlines Group SA*(a)	50,980	127,908
International Power PLC	21,187	138,535
Intertek Group PLC(a)	2,235	93,637
Invensys PLC(a)	11,338	39,516
Investec PLC(a)	6,750	39,404
ITV PLC(a)	52,238	62,858
J Sainsbury PLC(a)	17,233	81,446
Johnson Matthey PLC(a)	2,971	103,034
Kazakhmys PLC(a)	2,975	33,730
Kingfisher PLC(a)	33,210	149,811
Land Securities Group PLC REIT(a)	10,661	123,518
Legal & General Group PLC(a)	81,470	162,881
Lloyds Banking Group PLC*(a)	583,984	285,282
London Stock Exchange Group PLC(a)	2,096	33,089
Lonmin PLC(a)	2,262	27,516
Man Group PLC(a)	26,566	31,788
Marks & Spencer Group PLC(a)	22,500	114,742

See Notes to Schedules of Portfolio Investments.

National Grid PLC(a)	48,816	517,354
Next PLC(a)	2,536	127,338
Old Mutual PLC(a)	66,051	157,086
Pearson PLC(a)	11,185	221,930
Prudential PLC(a)	35,280	409,072
Reckitt Benckiser Group PLC(a)	8,582	453,619
Reed Elsevier PLC(a)	17,026	136,466
Rexam PLC(a)	12,227	80,697
Rio Tinto PLC(a)	16,215	770,596
Rolls-Royce Holdings PLC*(a)	26,186	352,929
Royal Bank of Scotland Group PLC*(a)	24,843	84,152
Royal Dutch Shell PLC, Cl A(a)	45,116	1,520,092
Royal Dutch Shell PLC, Cl B(a)	32,259	1,126,605
RSA Insurance Group PLC(a)	48,943	83,085
SABMiller PLC(a)	13,199	529,560
Sage Group PLC (The)(a)	18,284	79,577
Schroders PLC(a)	1,603	33,600
Scottish & Southern Energy PLC(a)	12,844	280,198
Segro PLC(a)	10,338	35,222
Serco Group PLC(a)	6,971	58,543
Severn Trent PLC(a)	3,300	85,546
Smith & Nephew PLC(a)	12,473	124,761
Smiths Group PLC(a)	5,584	88,682
Standard Chartered PLC(a)	29,578	642,522
Standard Life PLC(a)	31,847	116,606
Subsea 7 SA(a)	17,273	341,834
Tate & Lyle PLC(a)	6,997	71,061
Tesco PLC(a)	112,851	548,436
TUI Travel PLC(a)	7,212	19,173
Tullow Oil PLC(a)	12,261	283,383
Unilever PLC(a)	18,026	605,200
United Utilities Group PLC(a)	9,456	100,169
Vedanta Resources PLC(a)	1,665	23,865
Vodafone Group PLC(a)	611,057	1,717,532
Weir Group PLC (The)(a)	2,825	67,884
Whitbread PLC(a)	2,459	78,184
WM Morrison Supermarkets PLC(a)	31,620	131,943
Wolseley PLC(a)	3,867	144,133

		27,921,118

United States (0.0%)(d)
Johnson & Johnson	932	62,966

Total Common Stocks (Cost $219,012,654)		294,087,810

Preferred Stocks (0.8%)
Germany (0.8%)(a)
Bayerische Motoren Werke AG, 5.93%	2,671	131,757
Henkel AG & Co. KGaA, 1.49%	9,098	604,523
Porsche AG, 1.89%	7,777	386,857
ProSiebenSat.1 Media AG, 7.28%	3,909	87,629
RWE AG, 6.67%	2,011	74,674

See Notes to Schedules of Portfolio Investments.

Volkswagen AG, 2.46%	7,279	1,153,196

Total Preferred Stocks (Cost $1,289,133)		2,438,636

Rights (0.0%)(d)
Australia (0.0%)(d)
Echo Entertainment Group Ltd., Expires 07/09/12*(e)	2,109	2,115

Austria (0.0%)(a)(d)
IMMOEAST AG*(b)(f)	175,419	—

Spain (0.0%)(d)
Repsol YPF SA, Expires 07/12/12*(g)	54,023	37,875
Zardoya Otis SA, Expires 07/31/12*(h)	3,000	1,621

		39,496

Total Rights (Cost $39,292)		41,611

Exchange Traded Funds (2.4%)
iShares MSCI Australia Index Fund	11,392	249,257
iShares MSCI Austria Investable Market Index Fund	5,543	79,764
iShares MSCI Belgium Investable Market Index Fund	6,727	77,495
iShares MSCI EAFE Index Fund	45,574	2,276,877
iShares MSCI EMU Index Fund(c)	63,269	1,736,734
iShares MSCI Germany Index Fund(c)	16,668	330,026
iShares MSCI Italy Index Fund(c)	29,175	329,969
iShares MSCI Japan Index Fund(c)	176,891	1,664,544
iShares MSCI Netherlands Investable Market Index Fund	2,651	45,269
iShares MSCI Singapore Index Fund	3,532	43,514
iShares MSCI Spain Index Fund(c)	5,146	127,621
iShares MSCI Sweden Index Fund	3,208	82,606
iShares MSCI United Kingdom Index Fund(c)	18,421	300,078

Total Exchange Traded Funds (Cost $7,479,692)		7,343,754

Units (0.1%)
Singapore (0.1%)(a)
Hutchison Port Holdings Trust	94,590	67,614

Total Units (Cost $78,476)		67,614

Short-Term Investment (2.7%)
RidgeWorth Funds Securities Lending Joint Account(i)	8,294,109	8,294,109

Total Short-Term Investment (Cost $8,294,109)		8,294,109

Total Investments (Cost $236,193,356) — 102.5%		312,273,534
Liabilities in excess of other assets — (2.5)%		(7,579,284)

Net Assets — 100.0%		$304,694,250

*	Non-income producing security.
(a)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2).
(b)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees (See Note 2).
(c)	The security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $7,905,963.
(d)	Less than 0.05% of Net Assets.

See Notes to Schedules of Portfolio Investments.

(e)	Bonus rights which entitle the holder 1 new share for every 5 old shares exercised.
(f)	Escrowed rights that are not tradable.
(g)	Bonus rights which entitle the holder 1 new share for every 22 old shares exercised.
(h)	Bonus rights which entitle the holder 1 new share for every 20 old shares exercised.
(i)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012 (See Note 2).

Investment Abbreviations

BS	– Bearer Shares
PC	– Participation Certificate
PPS	– Partially Protected Shares
REIT	– Real Estate Investment Trust
RS	– Registered Shares
RSP	– Retirement Savings Plan

The investment concentrations for the International Equity Index Fund as a percentage of total investments by sector, as of June 30, 2012, were as follows:

Financials	20.2%
Industrials	12.3
Consumer Discretionary	11.2
Consumer Staples	10.0
Materials	8.7
Energy	8.4
Health Care	7.8
Telecommunication Services	5.8
Utilities	5.5
Information Technology	5.0
Short-Term Investment	2.7
Exchange Traded Funds	2.4

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

Large Cap Core Growth Stock Fund

	Shares	Value($)
Common Stocks (99.5%)
Consumer Discretionary (15.5%)
BorgWarner, Inc.*(a)	9,153	600,345
CBS Corp., Cl B	38,313	1,255,900
Coach, Inc.	16,125	942,990
Home Depot, Inc. (The)	19,758	1,046,976
Las Vegas Sands Corp.	23,091	1,004,228
Macy’s, Inc.	22,898	786,546
McDonald’s Corp.	10,360	917,171
Priceline.com, Inc.*	1,639	1,089,148
Ross Stores, Inc.	18,425	1,151,010
Walt Disney Co. (The)	23,087	1,119,720

		9,914,034

Consumer Staples (11.6%)
Colgate-Palmolive Co.	10,525	1,095,652
Costco Wholesale Corp.	14,308	1,359,260
Kraft Foods, Inc., Cl A	30,359	1,172,465
Mead Johnson Nutrition Co.	9,903	797,290
Philip Morris International, Inc.	19,319	1,685,776
Whole Foods Market, Inc.	13,718	1,307,600

		7,418,043

Energy (11.3%)
Anadarko Petroleum Corp.	13,778	912,104
Chevron Corp.	16,002	1,688,211
EOG Resources, Inc.	7,185	647,440
Exxon Mobil Corp.	22,184	1,898,285
National Oilwell Varco, Inc.	16,818	1,083,752
Occidental Petroleum Corp.	11,643	998,620

		7,228,412

Financials (12.9%)
Allstate Corp. (The)	33,049	1,159,690
Capital One Financial Corp.	28,152	1,538,788
Discover Financial Services	45,548	1,575,050
Fifth Third Bancorp	74,475	997,965
JPMorgan Chase & Co.	27,662	988,363
Moody’s Corp.	26,441	966,419
U.S. Bancorp	32,326	1,039,604

		8,265,879

Health Care (13.7%)
Allergan, Inc.	12,547	1,161,476
Baxter International, Inc.	19,065	1,013,305
Cerner Corp.*	18,675	1,543,675
Humana, Inc.	11,500	890,560

See Notes to Schedules of Portfolio Investments.

Mylan, Inc.*	60,935	1,302,181
Pfizer, Inc.	55,389	1,273,947
UnitedHealth Group, Inc.	27,151	1,588,333

		8,773,477

Industrials (11.5%)
Boeing Co. (The)	15,633	1,161,532
Caterpillar, Inc.	8,784	745,850
Cummins, Inc.	9,142	885,951
Deere & Co.	12,972	1,049,046
Honeywell International, Inc.	20,433	1,140,979
Joy Global, Inc.	10,407	590,389
Norfolk Southern Corp.	12,168	873,297
W.W. Grainger, Inc.	4,826	922,924

		7,369,968

Information Technology (17.3%)
Analog Devices, Inc.	22,396	843,657
Apple, Inc.*	5,635	3,290,840
Google, Inc., Cl A*	1,833	1,063,268
International Business Machines Corp.	10,151	1,985,333
MasterCard, Inc., Cl A	2,907	1,250,330
Microsoft Corp.	46,025	1,407,905
Teradata Corp.*	17,402	1,253,118

		11,094,451

Materials (3.4%)
E.I. du Pont de Nemours & Co.	23,534	1,190,114
PPG Industries, Inc.	9,176	973,757

		2,163,871

Telecommunication Services (2.3%)
AT&T, Inc.	41,372	1,475,326

Total Common Stocks (Cost $52,455,167)		63,703,461

Short-Term Investment (0.2%)
RidgeWorth Funds Securities Lending Joint Account(b)	145,200	145,200

Total Short-Term Investment (Cost $145,200)		145,200

Money Market Fund (0.5%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.20%(c)	313,242	313,242

Total Money Market Fund (Cost $313,242)		313,242

Total Investments (Cost $52,913,609) — 100.2%		64,161,903
Liabilities in excess of other assets — (0.2)%		(158,131)

Net Assets — 100.0%		$64,003,772

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $141,922.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012 (See Note 2).
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

Large Cap Growth Stock Fund
	Shares	Value($)
Common Stocks (98.1%)
Consumer Discretionary (15.4%)
Amazon.com, Inc.*	28,832	6,583,787
BorgWarner, Inc.*(a)	47,805	3,135,530
Coach, Inc.	77,355	4,523,720
Las Vegas Sands Corp.	87,666	3,812,594
Macy’s, Inc.	105,903	3,637,768
Priceline.com, Inc.*	6,965	4,628,382
Scripps Networks Interactive, Cl A	81,614	4,640,572
Starbucks Corp.	67,929	3,621,974
Under Armour, Inc., Cl A*(a)	28,427	2,685,783
Viacom, Inc., Cl B	55,287	2,599,595
Yum! Brands, Inc.	72,651	4,680,178

		44,549,883

Consumer Staples (8.7%)
Colgate-Palmolive Co.	48,294	5,027,406
Estee Lauder Cos., Inc. (The), Cl A	74,216	4,016,570
Monster Beverage Corp.*	68,867	4,903,330
Philip Morris International, Inc.	127,007	11,082,631

		25,029,937

Energy (5.4%)
Cameron International Corp.*	73,905	3,156,483
EOG Resources, Inc.	39,358	3,546,549
National Oilwell Varco, Inc.	39,128	2,521,408
Schlumberger Ltd.	99,178	6,437,644

		15,662,084

Financials (2.8%)
Capital One Financial Corp.	72,418	3,958,368
T. Rowe Price Group, Inc.	66,259	4,171,667

		8,130,035

Health Care (13.1%)
Alexion Pharmaceuticals, Inc.*	56,257	5,586,320
Allergan, Inc.	55,049	5,095,886
Biogen Idec, Inc.*	30,654	4,425,824
Cerner Corp.*	66,749	5,517,472
Express Scripts Holding Co.*	101,029	5,640,449
Hospira, Inc.*	54,207	1,896,161
Intuitive Surgical, Inc.*	10,973	6,076,738
Mylan, Inc.*	173,651	3,710,922

		37,949,772

Industrials (12.7%)
BE Aerospace, Inc.*	80,894	3,531,832

See Notes to Schedules of Portfolio Investments.

Fluor Corp.	60,672	2,993,557
Honeywell International, Inc.	116,836	6,524,122
J.B. Hunt Transport Services, Inc.	96,892	5,774,763
Joy Global, Inc.	21,807	1,237,111
Precision Castparts Corp.	30,432	5,005,760
Textron, Inc.	57,644	1,433,606
Union Pacific Corp.	33,101	3,949,280
United Parcel Service, Inc., Cl B	78,772	6,204,083

		36,654,114

Information Technology (36.9%)
Analog Devices, Inc.	90,037	3,391,694
Apple, Inc.*	48,109	28,095,656
ARM Holdings PLC SP ADR	171,424	4,078,177
ASML Holding NV NYS	75,778	3,896,505
Baidu, Inc. SP ADR*	29,725	3,417,781
Broadcom Corp., Cl A*	99,927	3,377,533
Citrix Systems, Inc.*	29,617	2,486,051
Cognizant Technology Solutions Corp., Cl A*	45,924	2,755,440
EMC Corp.*	243,610	6,243,724
F5 Networks, Inc.*	37,164	3,700,048
Facebook, Inc., Cl A*(a)	3,956	123,111
Google, Inc., Cl A*	18,149	10,527,690
NetApp, Inc.*	104,400	3,322,008
Nuance Communications, Inc.*	97,674	2,326,595
Oracle Corp.	292,319	8,681,874
QUALCOMM, Inc.	125,537	6,989,900
Red Hat, Inc.*	39,426	2,226,780
Salesforce.com, Inc.*	26,148	3,615,222
VeriFone Systems, Inc.*	63,968	2,116,701
Visa, Inc., Cl A	41,582	5,140,783

		106,513,273

Materials (3.1%)
International Paper Co.	100,793	2,913,925
Praxair, Inc.	56,819	6,177,930

		9,091,855

Total Common Stocks (Cost $166,256,259)		283,580,953

Short-Term Investment (2.0%)
RidgeWorth Funds Securities Lending Joint Account(b)	5,848,163	5,848,163

Total Short-Term Investment (Cost $5,848,163)		5,848,163

Money Market Fund (1.9%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.20%(c)	5,470,167	5,470,167

Total Money Market Fund (Cost $5,470,167)		5,470,167

Total Investments (Cost $177,574,589) — 102.0%		294,899,283
Liabilities in excess of other assets — (2.0)%		(5,827,945)

Net Assets — 100.0%		$289,071,338

See Notes to Schedules of Portfolio Investments.

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $5,719,221.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012 (See Note 2).
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

Investment Abbreviations

NYS	– New York Registered Shares
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

Large Cap Value Equity Fund
	Shares	Value($)
Common Stocks (96.1%)
Consumer Discretionary (8.3%)
Comcast Corp., Cl A	676,701	21,634,131
Hasbro, Inc.	271,227	9,186,458
Honda Motor Co. Ltd. SP ADR	254,774	8,830,467
International Game Technology	1,249,850	19,685,138
Johnson Controls, Inc.	913,400	25,310,314
Kohl’s Corp.	286,850	13,048,807
Lowe’s Cos., Inc.	827,650	23,538,366
Scripps Networks Interactive, Cl A	120,170	6,832,866
Walt Disney Co. (The)	272,800	13,230,800

		141,297,347

Consumer Staples (6.9%)
Campbell Soup Co.(a)	309,100	10,317,758
ConAgra Foods, Inc.	972,474	25,216,251
Kellogg Co.	189,550	9,350,502
Molson Coors Brewing Co., Cl B	424,150	17,648,881
PepsiCo, Inc.	246,559	17,421,859
Procter & Gamble Co. (The)	614,400	37,632,000

		117,587,251

Energy (15.2%)
Baker Hughes, Inc.	793,700	32,621,070
Chevron Corp.	492,250	51,932,375
ConocoPhillips	641,657	35,855,793
Exxon Mobil Corp.	507,750	43,448,167
National Oilwell Varco, Inc.	212,900	13,719,276
Occidental Petroleum Corp.	550,400	47,207,808
Phillips 66*	442,653	14,713,786
QEP Resources, Inc.	671,808	20,134,086

		259,632,361

Financials (17.7%)
Ameriprise Financial, Inc.	258,900	13,530,114
Aon PLC	507,400	23,736,172
BlackRock, Inc.	92,250	15,665,895
Comerica, Inc.	575,350	17,668,998
Franklin Resources, Inc.	189,500	21,032,605
JPMorgan Chase & Co.	1,168,616	41,754,650
MetLife, Inc.	761,900	23,504,615
Northern Trust Corp.	375,058	17,260,169
Prudential Financial, Inc.	255,751	12,386,021
Realty Income Corp., REIT(a)	310,300	12,961,231
Travelers Cos., Inc. (The)	394,350	25,175,304
U.S. Bancorp	970,400	31,208,064
Wells Fargo & Co.	1,402,600	46,902,944

		302,786,782

See Notes to Schedules of Portfolio Investments.

Health Care (11.3%)
Baxter International, Inc.	642,900	34,170,135
Cigna Corp.	1,077,831	47,424,564
Johnson & Johnson	371,050	25,068,138
Medtronic, Inc.	703,600	27,250,428
Merck & Co., Inc.	619,850	25,878,737
Pfizer, Inc.	1,454,100	33,444,300

		193,236,302

Industrials (16.1%)
ABB Ltd. SP ADR*	774,600	12,641,472
Caterpillar, Inc.	199,550	16,943,791
Dover Corp.	162,750	8,725,028
Eaton Corp.	674,100	26,714,583
Emerson Electric Co.	279,800	13,033,084
Expeditors International of Washington, Inc.	237,350	9,197,313
Flowserve Corp.	112,627	12,923,948
General Electric Co.	2,064,700	43,028,348
Joy Global, Inc.	479,950	27,227,563
Pentair, Inc.	223,950	8,572,806
Republic Services, Inc.	673,750	17,827,425
Rockwell Automation, Inc.	143,650	9,489,519
Stanley Black & Decker, Inc.	406,600	26,168,776
Tyco International Ltd.	319,799	16,901,377
Union Pacific Corp.	107,500	12,825,825
United Parcel Service, Inc., Cl B	162,436	12,793,459

		275,014,317

Information Technology (10.7%)
Broadcom Corp., Cl A*	610,850	20,646,730
Cisco Systems, Inc.	2,292,100	39,355,357
Corning, Inc.	1,275,350	16,490,276
Hewlett-Packard Co.	1,438,600	28,930,246
Microsoft Corp.	704,050	21,536,889
Motorola Solutions, Inc.	363,850	17,504,824
Texas Instruments, Inc.	1,133,150	32,510,073
Xerox Corp.	885,300	6,967,311

		183,941,706

Materials (3.6%)
Air Products & Chemicals, Inc.	326,575	26,364,400
Allegheny Technologies, Inc.	585,050	18,657,244
Ashland, Inc.	243,400	16,870,054

		61,891,698

Telecommunication Services (3.3%)
AT&T, Inc.	941,350	33,568,541
Verizon Communications, Inc.	377,300	16,767,212
Windstream Corp.(a)	723,700	6,990,942

		57,326,695

See Notes to Schedules of Portfolio Investments.

Utilities (3.0%)
NextEra Energy, Inc.	161,550	11,116,256
PPL Corp.	1,438,750	40,011,637

		51,127,893

Total Common Stocks (Cost $1,482,774,435)		1,643,842,352

Short-Term Investment (1.1%)
RidgeWorth Funds Securities Lending Joint Account(b)	18,096,563	18,096,563

Total Short-Term Investment (Cost $18,096,563)		18,096,563

Money Market Fund (3.0%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.20%(c)	51,880,069	51,880,069

Total Money Market Fund (Cost $51,880,069)		51,880,069

Total Investments (Cost $1,552,751,067) — 100.2%		1,713,818,984
Liabilities in excess of other assets — (0.2)%		(2,689,428)

Net Assets — 100.0%		$1,711,129,556

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $17,637,226.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012 (See Note 2).
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

Investment Abbreviations

REIT	– Real Estate Investment Trust
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

Mid-Cap Value Equity Fund
	Shares	Value($)
Common Stocks (97.6%)
Consumer Discretionary (10.0%)
Abercrombie & Fitch Co., Cl A	586,900	20,036,766
Hasbro, Inc.	606,100	20,528,607
International Game Technology	1,846,000	29,074,500
Johnson Controls, Inc.	1,227,300	34,008,483
Newell Rubbermaid, Inc.	605,700	10,987,398
Whirlpool Corp.	520,200	31,815,432
Williams-Sonoma, Inc.	875,800	30,626,726
Wynn Resorts Ltd.	218,800	22,693,936

		199,771,848

Consumer Staples (5.2%)
ConAgra Foods, Inc.	1,216,600	31,546,438
Kellogg Co.	646,600	31,896,778
Molson Coors Brewing Co., Cl B	949,500	39,508,695

		102,951,911

Energy (12.5%)
Baker Hughes, Inc.	1,386,900	57,001,590
CARBO Ceramics, Inc.(a)	443,100	33,999,063
Noble Energy, Inc.	449,500	38,126,590
Peabody Energy Corp.	919,200	22,538,784
QEP Resources, Inc.	1,577,800	47,286,666
Talisman Energy, Inc.	2,519,400	28,872,324
Tidewater, Inc.	440,600	20,426,216

		248,251,233

Financials (22.5%)
AllianceBernstein Holding LP(a)	2,124,200	26,956,098
Allstate Corp. (The)	594,700	20,868,023
American Realty Capital Trust, Inc.(a)	2,158,700	23,573,004
Ameriprise Financial, Inc.	422,700	22,090,302
Aon PLC	637,100	29,803,538
Comerica, Inc.	816,000	25,059,360
CubeSmart, REIT	536,700	6,263,289
Fifth Third Bancorp	1,667,800	22,348,520
Hancock Holding Co.	717,400	21,837,656
Hanover Insurance Group, Inc. (The)	943,700	36,926,981
Lazard Ltd., Cl A	2,424,800	63,020,552
MB Financial, Inc.	994,400	21,419,376
Mid-America Apartment Communities, Inc., REIT	328,300	22,403,192
PartnerRe Ltd.	194,000	14,679,980
Progressive Corp. (The)	575,000	11,977,250
Raymond James Financial, Inc.	882,400	30,213,376
Regions Financial Corp.	3,574,300	24,126,525

See Notes to Schedules of Portfolio Investments.

Starwood Property Trust, Inc., REIT	439,500	9,365,745
Weyerhaeuser Co., REIT	662,400	14,811,264

		447,744,031

Health Care (8.4%)
Cigna Corp.	1,591,000	70,004,000
St Jude Medical, Inc.	1,482,000	59,146,620
STERIS Corp.	1,214,000	38,083,180

		167,233,800

Industrials (15.9%)
Crane Co.	546,500	19,881,670
Dover Corp.	183,900	9,858,879
Eaton Corp.(a)	934,400	37,030,272
Expeditors International of Washington, Inc.	365,100	14,147,625
Flowserve Corp.	170,000	19,507,500
Harsco Corp.	858,600	17,498,268
Ingersoll-Rand PLC	234,000	9,870,120
Interface, Inc.	1,042,700	14,212,001
Joy Global, Inc.	560,600	31,802,838
Manitowoc Co., Inc. (The)(a)	1,435,200	16,791,840
Pentair, Inc.(a)	652,700	24,985,356
Republic Services, Inc.	393,300	10,406,718
Rockwell Automation, Inc.	601,000	39,702,060
SPX Corp.	374,700	24,475,404
Stanley Black & Decker, Inc.	392,800	25,280,608

		315,451,159

Information Technology (9.8%)
Broadcom Corp., Cl A*	1,040,400	35,165,520
Broadridge Financial Solutions, Inc.	730,000	15,527,100
Corning, Inc.	2,880,700	37,247,451
Harris Corp.	237,700	9,947,745
Intersil Corp., Cl A	4,564,000	48,606,600
Motorola Solutions, Inc.	623,500	29,996,585
SAIC, Inc.	1,506,100	18,253,932

		194,744,933

Materials (8.7%)
Air Products & Chemicals, Inc.	277,700	22,418,721
Allegheny Technologies, Inc.	789,400	25,173,966
Ashland, Inc.	551,000	38,189,810
Cabot Corp.	1,212,700	49,356,890
Sealed Air Corp.	2,497,800	38,566,032

		173,705,419

Utilities (4.6%)
CenterPoint Energy, Inc.	936,800	19,363,656
NRG Energy, Inc.*	1,802,800	31,296,608
PPL Corp.	697,600	19,400,256
UGI Corp.	750,200	22,078,386

		92,138,906

Total Common Stocks (Cost $1,913,628,923)		1,941,993,240

See Notes to Schedules of Portfolio Investments.

Short-Term Investment (3.0%)
RidgeWorth Funds Securities Lending Joint Account(b)	59,665,970	59,665,970

Total Short-Term Investment (Cost $59,665,970)		59,665,970

Money Market Fund (1.7%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.20%(c)	33,806,265	33,806,265

Total Money Market Fund (Cost $33,806,265)		33,806,265

Total Investments (Cost $2,007,101,158) — 102.3%		2,035,465,475
Liabilities in excess of other assets — (2.3)%		(46,541,938)

Net Assets — 100.0%		$1,988,923,537

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $58,351,261.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012 (See Note 2).
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

Investment Abbreviations

REIT	– Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2012 (Unaudited)
Select Large Cap Growth Stock Fund
	Shares	Value($)
Common Stocks (98.4%)
Consumer Discretionary (16.5%)
Amazon.com, Inc.*	4,384	1,001,086
BorgWarner, Inc.*(a)	11,526	755,990
Coach, Inc.	17,258	1,009,248
Las Vegas Sands Corp.	28,279	1,229,854
Macy’s, Inc.	30,573	1,050,182
Priceline.com, Inc.*	1,946	1,293,156
Viacom, Inc., Cl B	16,790	789,466

		7,128,982

Consumer Staples (15.0%)
Estee Lauder Cos., Inc. (The), Cl A	17,816	964,202
Mead Johnson Nutrition Co.	13,908	1,119,733
Monster Beverage Corp.*	19,951	1,420,511
Philip Morris International, Inc.	17,965	1,567,626
Whole Foods Market, Inc.	14,446	1,376,993

		6,449,065

Energy (7.2%)
Cameron International Corp.*	15,157	647,355
EOG Resources, Inc.	8,210	739,803
Halliburton Co.	27,086	768,972
Occidental Petroleum Corp.	11,258	965,599

		3,121,729

Financials (2.6%)
Capital One Financial Corp.	20,426	1,116,485

Health Care (16.6%)
Agilent Technologies, Inc.	26,411	1,036,368
Alexion Pharmaceuticals, Inc.*	13,704	1,360,807
Allergan, Inc.	10,958	1,014,382
Cerner Corp.*	12,407	1,025,562
Express Scripts Holding Co.*	22,143	1,236,244
Intuitive Surgical, Inc.*	2,662	1,474,189

		7,147,552

Industrials (6.1%)
Joy Global, Inc.	10,069	571,215
Precision Castparts Corp.	6,168	1,014,574
W.W. Grainger, Inc.	5,554	1,062,147

		2,647,936

Information Technology (32.1%)
Analog Devices, Inc.	29,245	1,101,659
Apple, Inc.*	6,458	3,771,472
ARM Holdings PLC SP ADR	21,738	517,147

See Notes to Schedules of Portfolio Investments.

ASML Holding NV NYS	22,061	1,134,377
Baidu, Inc. SP ADR*	5,446	626,181
F5 Networks, Inc.*	8,371	833,417
Google, Inc., Cl A*	2,485	1,441,474
NetApp, Inc.*	20,078	638,882
QUALCOMM, Inc.	17,600	979,968
Teradata Corp.*	13,653	983,152
Visa, Inc., Cl A	14,557	1,799,682

		13,827,411

Materials (2.3%)
Praxair, Inc.	9,197	999,990

Total Common Stocks (Cost $33,049,945)		42,439,150

Short-Term Investment (1.7%)
RidgeWorth Funds Securities Lending Joint Account(b)	752,400	752,400

Total Short-Term Investment (Cost $752,400)		752,400

Money Market Fund (1.6%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.20%(c)	690,523	690,523

Total Money Market Fund (Cost $690,523)		690,523

Total Investments (Cost $34,492,868) — 101.7%		43,882,073
Liabilities in excess of other assets — (1.7)%		(744,963)

Net Assets — 100.0%		$43,137,110

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $735,414.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012 (See Note 2).
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

Investment Abbreviations

NYS	– New York Registered Shares
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

Small Cap Growth Stock Fund

	Shares	Value($)
Common Stocks (97.3%)
Consumer Discretionary (14.2%)
Asbury Automotive Group, Inc.*	55,526	1,315,411
Ascena Retail Group, Inc.*	82,855	1,542,760
Body Central Corp.*	92,875	835,875
Buffalo Wild Wings, Inc.*	29,105	2,521,657
Chico’s FAS, Inc.	131,435	1,950,495
Cooper Tire & Rubber Co.	134,962	2,367,234
Crocs, Inc.*	148,093	2,391,702
DSW, Inc., Cl A	44,255	2,407,472
eLong, Inc. SP ADR*	7,786	88,293
Hibbett Sports, Inc.*	33,669	1,943,038
Life Time Fitness, Inc.*	73,584	3,422,392
Lithia Motors, Inc., Cl A	60,561	1,395,931
Makemytrip Ltd.*(a)	23,042	378,580
Modine Manufacturing Co.*	114,086	790,616
Ruby Tuesday, Inc.*	244,892	1,667,715
Ryland Group, Inc. (The)	76,583	1,958,993
Skullcandy, Inc.*(a)	102,217	1,446,371
Sonic Automotive, Inc., Cl A(a)	154,863	2,116,977
Steven Madden Ltd.*	93,547	2,970,117
Vera Bradley, Inc.*(a)	72,348	1,525,096
Warnaco Group, Inc. (The)*	27,384	1,166,011

		36,202,736

Consumer Staples (3.0%)
Hain Celestial Group, Inc. (The)*	43,642	2,402,056
Inter Parfums, Inc.	116,660	2,014,718
Nu Skin Enterprises, Inc., Cl A	37,302	1,749,464
United Natural Foods, Inc.*	27,784	1,524,230

		7,690,468

Energy (6.2%)
Basic Energy Services, Inc.*	121,899	1,257,998
GeoResources, Inc.*	39,783	1,456,456
Gulfport Energy Corp.*	87,688	1,809,003
Hornbeck Offshore Services, Inc.*	44,532	1,726,951
Kodiak Oil & Gas Corp.*(a)	324,020	2,660,204
Lufkin Industries, Inc.	43,505	2,363,192
Mitcham Industries, Inc.*	76,201	1,293,131
Stone Energy Corp.*	60,932	1,544,017
World Fuel Services Corp.	43,938	1,670,962

		15,781,914

Financials (6.0%)
Cardtronics, Inc.*	71,149	2,149,411

See Notes to Schedules of Portfolio Investments.

Cathay General Bancorp	101,098	1,669,128
Encore Capital Group, Inc.*	86,721	2,568,676
Portfolio Recovery Associates, Inc.*	37,726	3,442,875
Stifel Financial Corp.*	80,305	2,481,424
World Acceptance Corp.*(a)	46,441	3,055,818

		15,367,332

Health Care (16.5%)
ABIOMED, Inc.*(a)	62,305	1,421,800
Acadia Healthcare Co., Inc.*	68,597	1,203,191
AVANIR Pharmaceuticals, Inc.*(a)	376,073	1,474,206
Cubist Pharmaceuticals, Inc.*	79,525	3,014,793
Endologix, Inc.*	143,373	2,213,679
HealthSouth Corp.*	76,439	1,777,971
HeartWare International, Inc.*(a)	20,294	1,802,107
HMS Holdings Corp.*	111,844	3,725,524
ICON PLC SP ADR*	90,217	2,032,589
Impax Laboratories, Inc.*	92,169	1,868,266
Incyte Corp. Ltd.*(a)	55,276	1,254,765
Medicines Co. (The)*	97,210	2,229,997
Medicis Pharmaceutical Corp., CL A	67,139	2,292,797
Medidata Solutions, Inc.*	55,131	1,801,130
Medivation, Inc.*	12,978	1,186,189
Neogen Corp.*	28,527	1,317,947
NPS Pharmaceuticals, Inc.*	117,478	1,011,486
NuVasive, Inc.*	67,784	1,719,002
Onyx Pharmaceuticals, Inc.*	19,462	1,293,250
Par Pharmaceutical Cos., Inc.*	47,371	1,711,988
Questcor Pharmaceuticals, Inc.*(a)	58,665	3,123,325
Team Health Holdings, Inc.*	70,506	1,698,490
Vivus, Inc.*	26,710	762,303

		41,936,795

Industrials (20.9%)
AAR Corp.	136,818	1,844,307
Acacia Research - Acacia Technologies*	88,715	3,303,747
Alaska Air Group, Inc.*	74,716	2,682,304
Barnes Group, Inc.	53,459	1,298,519
Corporate Executive Board Co. (The)	48,476	1,981,699
EnPro Industries, Inc.*	49,801	1,861,063
Forward Air Corp.	66,132	2,134,080
H&E Equipment Services, Inc.*	125,927	1,892,683
Hexcel Corp.*	143,005	3,688,099
Hub Group, Inc., Cl A*	102,495	3,710,319
InnerWorkings, Inc.*(a)	198,556	2,686,463
Kforce, Inc.*	111,418	1,499,686
Knight Transportation, Inc.	112,167	1,793,550
MasTec, Inc.*	162,290	2,440,842
Mistras Group, Inc.*	96,453	2,534,785
MYR Group, Inc.*	111,770	1,906,796
Raven Industries, Inc.	40,259	2,801,624
Ryder System, Inc.	45,842	1,650,770

See Notes to Schedules of Portfolio Investments.

Terex Corp.*	94,129	1,678,320
Titan Machinery, Inc.*	75,911	2,305,417
Triumph Group, Inc.	27,049	1,522,047
TrueBlue, Inc.*	81,081	1,255,134
Valmont Industries, Inc.	16,112	1,949,069
Woodward, Inc.	70,101	2,764,783

		53,186,106

Information Technology (24.8%)
Aruba Networks, Inc.*(a)	142,931	2,151,112
Aspen Technology, Inc.*	97,410	2,255,041
Bottomline Technologies, Inc.*	77,626	1,401,149
BroadSoft, Inc.*(a)	71,520	2,071,219
Calix, Inc.*(a)	133,443	1,096,901
Cavium, Inc.*(a)	49,015	1,372,420
Cirrus Logic, Inc.*	132,703	3,965,166
CommVault Systems, Inc.*	29,168	1,445,858
Concur Technologies, Inc.*(a)	17,882	1,217,764
Euronet Worldwide, Inc.*	114,378	1,958,151
ExactTarget, Inc.*(a)	66,417	1,451,876
Finisar Corp.*	87,580	1,310,197
Heartland Payment Systems, Inc.	68,808	2,069,745
Infoblox, Inc.*(a)	59,799	1,371,191
InterDigital, Inc.(a)	18,081	533,570
Jive Software, Inc.*(a)	69,505	1,458,910
Keynote Systems, Inc.	69,417	1,030,842
NETGEAR, Inc.*	93,795	3,236,865
NetSuite, Inc.*	43,856	2,401,993
OpenTable, Inc.*(a)	39,504	1,778,075
OPNET Technologies, Inc.(a)	58,225	1,548,203
Procera Networks, Inc.*	67,331	1,636,817
PROS Holdings, Inc.*	53,206	894,925
QLIK Technologies, Inc.*	122,447	2,708,528
Semtech Corp.*	134,162	3,262,820
ServiceSource International, Inc.*(a)	168,791	2,337,755
SolarWinds, Inc.*	41,719	1,817,280
Sourcefire, Inc.*	72,937	3,748,962
Stratasys, Inc.*(a)	58,649	2,906,058
Tangoe, Inc.*	65,366	1,392,949
Ultimate Software Group, Inc.*	44,260	3,944,451
Universal Display Corp.*(a)	40,673	1,461,788

		63,238,581

Materials (4.1%)
Buckeye Technologies, Inc.	79,351	2,260,710
Flotek Industries, Inc.*(a)	183,655	1,715,338
Haynes International, Inc.	42,078	2,143,453
HB Fuller Co.	48,466	1,487,906
Zagg, Inc.*(a)	254,069	2,771,893

		10,379,300

Telecommunication Services (1.6%)
8x8, Inc.*(a)	483,132	2,029,154

See Notes to Schedules of Portfolio Investments.

Cogent Communications Group, Inc.*	101,048	1,945,174

		3,974,328

Total Common Stocks (Cost $210,733,453)		247,757,560

Short-Term Investment (16.7%)
RidgeWorth Funds Securities Lending Joint Account(b)	42,675,740	42,675,740

Total Short-Term Investment (Cost $42,675,740)		42,675,740

Money Market Fund (2.8%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.20%(c)	7,151,847	7,151,847

Total Money Market Fund (Cost $7,151,847)		7,151,847

Total Investments (Cost $260,561,040) — 116.8%		297,585,147
Liabilities in excess of other assets — (16.8)%		(42,885,700)

Net Assets — 100.0%		$254,699,447

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $41,455,323.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012 (See Note 2).
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

Investment Abbreviations

SP ADR – Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

Small Cap Value Equity Fund

	Shares	Value($)
Common Stocks (91.6%)
Consumer Discretionary (15.4%)
Arcos Dorados Holdings, Inc., Cl A	2,248,100	33,226,918
Brunswick Corp.	603,200	13,403,104
Destination Maternity Corp.	170,029	3,672,626
Einstein Noah Restaurant Group, Inc.	197,400	3,466,344
Gafisa SA ADR*	761,500	1,934,210
Guess?, Inc.	1,000,854	30,395,936
HSN, Inc.	1,056,800	42,641,880
Lithia Motors, Inc., Cl A	302,800	6,979,540
Meredith Corp.	409,800	13,089,012
NutriSystem, Inc.	761,150	8,798,894
Sonic Automotive, Inc., Cl A	815,200	11,143,784
Sotheby’s	1,028,700	34,317,432
Thor Industries, Inc.	600,400	16,456,964

		219,526,644

Consumer Staples (1.9%)
WD-40 Co.	532,550	26,526,316

Energy (6.6%)
Berry Petroleum Co., Cl A	543,600	21,559,176
Bristow Group, Inc.	601,900	24,479,273
CARBO Ceramics, Inc.	425,100	32,617,923
Patterson-UTI Energy, Inc.	1,061,100	15,449,616

		94,105,988

Financials (22.4%)
American Realty Capital Trust, Inc.	2,500,400	27,304,368
Banco Latinoamericano de Expectaciones SA, Cl E	259,050	5,551,442
Bank of Hawaii Corp.	105,400	4,843,130
Campus Crest Communities, Inc. REIT	729,100	7,575,349
Cash America International, Inc.	782,050	34,441,482
E-House China Holdings Ltd. ADS	336,900	1,852,950
Evercore Partners, Inc., Cl A	453,150	10,599,179
Hancock Holding Co.	696,074	21,188,493
Hanover Insurance Group, Inc. (The)	720,750	28,202,947
HCC Insurance Holdings, Inc.	1,116,400	35,054,960
Horace Mann Educators Corp.	559,900	9,787,052
JMP Group, Inc.	629,700	3,891,546
Lazard Ltd., Cl A	172,700	4,488,473
Mid-America Apartment Communities, Inc., REIT	205,000	13,989,200
Monmouth Real Estate Investment Corp., Cl A REIT	111,000	1,300,920
National Retail Properties, Inc. REIT	469,150	13,272,253
Oppenheimer Holdings, Inc., Cl A	217,300	3,415,956
Protective Life Corp.	598,600	17,604,826

See Notes to Schedules of Portfolio Investments.

StanCorp Financial Group, Inc.	876,000	32,552,160
Starwood Property Trust, Inc., REIT	491,100	10,465,341
Tower Group, Inc.	288,250	6,015,778
Trust Co Bank Corp. NY	384,300	2,098,278
UMB Financial Corp.	478,950	24,536,608

		320,032,691

Health Care (4.5%)
Cooper Cos., Inc. (The)	121,396	9,682,545
Ensign Group, Inc.	323,700	9,150,999
Landauer, Inc.	169,100	9,694,503
STERIS Corp.	552,357	17,327,439
Teleflex, Inc.	306,200	18,650,642

		64,506,128

Industrials (27.3%)
A.O. Smith Corp.	1,080,375	52,819,534
ABM Industries, Inc.	613,000	11,990,280
Brink’s Co. (The)	420,500	9,747,190
China Yuchai International Ltd.	132,600	1,812,642
Copa Holdings SA, Cl A	367,207	30,287,233
Corrections Corp. of America	490,900	14,457,005
Crane Co.	260,900	9,491,542
EMCOR Group, Inc.	277,700	7,725,614
Great Lakes Dredge & Dock Corp.	551,100	3,923,832
Grupo Aeroportuario del Pacifico SA de CV SP ADR	261,476	10,317,843
Grupo Aeroportuario del Sureste SAB de CV ADR	64,000	4,996,480
Harsco Corp.	513,200	10,459,016
Herman Miller, Inc.	542,500	10,047,100
Interface, Inc.	2,348,771	32,013,749
Knoll, Inc.	88,300	1,184,986
Lennox International, Inc.	582,800	27,175,964
Mine Safety Appliances Co.	403,900	16,252,936
Nordson Corp.	172,800	8,862,912
Progressive Waste Solutions Ltd.	1,848,750	34,978,350
Ritchie Bros Auctioneers, Inc.	316,000	6,715,000
Ryder System, Inc.	202,900	7,306,429
Snap-on, Inc.	534,150	33,250,837
Tennant Co.	147,400	5,888,630
UTi Worldwide, Inc.	642,200	9,382,542
Viad Corp.	576,000	11,520,000
Watsco, Inc.	228,600	16,870,680

		389,478,326

Information Technology (5.7%)
Aixtron AG SP ADR	1,435,020	20,535,136
Black Box Corp.	232,150	6,662,705
Booz Allen Hamilton Holding Corp.	751,500	11,482,920
DST Systems, Inc.	147,300	7,999,863
Intersil Corp., Cl A	2,030,040	21,619,926
Plantronics, Inc.	378,550	12,643,570

		80,944,120

See Notes to Schedules of Portfolio Investments.

Materials (6.8%)
A. Schulman, Inc.	473,300	9,395,005
Buckeye Technologies, Inc.	387,300	11,034,177
Cabot Corp.	436,400	17,761,480
Carpenter Technology Corp.	290,800	13,911,872
Globe Specialty Metals, Inc.	707,600	9,503,068
Haynes International, Inc.	160,700	8,186,058
Olin Corp.	798,400	16,678,576
Sensient Technologies Corp.	269,065	9,882,757

		96,352,993

Utilities (1.0%)
Avista Corp.	272,450	7,274,415
California Water Service Group	421,500	7,785,105

		15,059,520

Total Common Stocks (Cost $1,234,750,346)		1,306,532,726

Money Market Fund (3.7%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.20%(a)	52,062,152	52,062,152

Total Money Market Fund (Cost $52,062,152)		52,062,152

Total Investments (Cost $1,286,812,498) — 95.3%		1,358,594,878
Other assets in excess of liabilities — 4.7%		67,218,780

Net Assets — 100.0%		$1,425,813,658

*	Non-income producing security.
(a)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

Investment Abbreviations

ADR	–	American Depositary Receipt
ADS	–	American Depositary Shares
REIT	–	Real Estate Investment Trust
SP ADR	–	Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

Aggressive Growth Allocation Strategy

	Shares	Value($)
Equity Funds (75.7%)(a)
RidgeWorth Aggressive Growth Stock Fund*	38,010	539,741
RidgeWorth International Equity Fund	138,297	1,355,312
RidgeWorth International Equity Index Fund	4,451	47,934
RidgeWorth Large Cap Core Growth Stock Fund	20,156	281,578
RidgeWorth Large Cap Growth Stock Fund	320,222	3,858,680
RidgeWorth Large Cap Value Equity Fund	377,156	4,948,291
RidgeWorth Mid-Cap Value Equity Fund	192,069	2,016,726
RidgeWorth Select Large Cap Growth Stock Fund*	74,132	2,344,803
RidgeWorth Small Cap Growth Stock Fund*	67,054	1,111,091
RidgeWorth Small Cap Value Equity Fund	82,811	1,084,000

Total Equity Funds (Cost $14,766,547)		17,588,156

Exchange Traded Funds (17.4%)
Consumer Discretionary Select Sector SPDR Fund	1,389	60,810
Consumer Staples Select Sector SPDR Fund	1,194	41,515
Energy Select Sector SPDR Fund	1,047	69,489
Financial Select Sector SPDR Fund	5,430	79,387
Health Care Select Sector SPDR Fund	2,069	78,622
Industrial Select Sector SPDR Fund	1,763	62,886
iShares Dow Jones U.S. Real Estate Index Fund	7,606	486,556
iShares MSCI Emerging Markets Index Fund	12,018	470,985
iShares Russell 2000 Index Fund	366	29,152
iShares S&P 500 Index Fund	14,938	2,042,771
Market Vectors Gold Miners Fund	10,030	449,043
Materials Select Sector SPDR Fund	671	23,680
Technology Select Sector SPDR Fund	4,861	139,754
Utilities Select Sector SPDR Fund	136	5,031

Total Exchange Traded Funds (Cost $3,857,036)		4,039,681

Money Market Fund (6.8%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	1,581,533	1,581,533

Total Money Market Fund (Cost $1,581,533)		1,581,533

Total Investments (Cost $20,205,116) — 99.9%		23,209,370
Other assets in excess of liabilities — 0.1%		19,117

Net Assets — 100.0%		$23,228,487

*	Non-income producing security.
(a)	Affiliated investment. Investment is in each Fund’s I Shares.
(b)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

See Notes to Schedules of Portfolio Investments.

Investment Abbreviations

SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

Conservative Allocation Strategy
	Shares	Value($)
Equity Funds (24.0%)(a)
RidgeWorth Aggressive Growth Stock Fund*	22,638	321,464
RidgeWorth International Equity Fund	111,450	1,092,208
RidgeWorth International Equity Index Fund	3,537	38,092
RidgeWorth Large Cap Core Growth Stock Fund	13,125	183,358
RidgeWorth Large Cap Growth Stock Fund	287,164	3,460,326
RidgeWorth Large Cap Value Equity Fund	263,683	3,459,517
RidgeWorth Mid-Cap Value Equity Fund	160,211	1,682,220
RidgeWorth Select Large Cap Growth Stock Fund*	42,981	1,359,488
RidgeWorth Small Cap Growth Stock Fund*	49,532	820,750
RidgeWorth Small Cap Value Equity Fund	61,153	800,498

Total Equity Funds (Cost $11,853,725)		13,217,921

Fixed Income Funds (63.8%)(a)
RidgeWorth Corporate Bond Fund	370,824	3,530,243
RidgeWorth High Income Fund	294,340	2,013,287
RidgeWorth Intermediate Bond Fund	1,186,863	12,533,271
RidgeWorth Seix Floating Rate High Income Fund	89,625	786,905
RidgeWorth Seix High Yield Fund	225,470	2,180,293
RidgeWorth Total Return Bond Fund	1,070,865	11,704,550
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	240,805	2,444,169

Total Fixed Income Funds (Cost $34,651,340)		35,192,718

Exchange Traded Funds (7.7%)
Consumer Discretionary Select Sector SPDR Fund	953	41,722
Consumer Staples Select Sector SPDR Fund	823	28,616
Energy Select Sector SPDR Fund	746	49,512
Financial Select Sector SPDR Fund	3,907	57,120
Health Care Select Sector SPDR Fund	1,481	56,278
Industrial Select Sector SPDR Fund	1,227	43,767
iShares Barclays 20+ Year Treasury Bond Fund	9,189	1,150,463
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	309	36,987
iShares Dow Jones U.S. Real Estate Index Fund	5,812	371,794
iShares MSCI Emerging Markets Index Fund	9,678	379,281
iShares Russell 2000 Index Fund	528	42,055
iShares S&P 500 Index Fund	11,156	1,525,583
Market Vectors Gold Miners Fund	7,867	352,206
Materials Select Sector SPDR Fund	456	16,092
Technology Select Sector SPDR Fund	3,495	100,481
Utilities Select Sector SPDR Fund	133	4,920

Total Exchange Traded Funds (Cost $3,933,292)		4,256,877

See Notes to Schedules of Portfolio Investments.

Money Market Fund (4.4%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	2,455,199	2,455,199

Total Money Market Fund (Cost $2,455,199)		2,455,199

Total Investments (Cost $52,893,556) — 99.9%		55,122,715
Other assets in excess of liabilities — 0.1%		66,884

Net Assets — 100.0%		$55,189,599

*	Non-income producing security.
(a)	Affiliated investment. Investment is in each Fund’s I Shares.
(b)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

Investment Abbreviations

SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

Growth Allocation Strategy
	Shares	Value($)
Equity Funds (56.1%)(a)
RidgeWorth Aggressive Growth Stock Fund*	69,567	987,851
RidgeWorth International Equity Fund	303,553	2,974,820
RidgeWorth International Equity Index Fund	9,953	107,189
RidgeWorth Large Cap Core Growth Stock Fund	36,646	511,939
RidgeWorth Large Cap Growth Stock Fund	742,009	8,941,212
RidgeWorth Large Cap Value Equity Fund	863,665	11,331,280
RidgeWorth Mid-Cap Value Equity Fund	382,481	4,016,048
RidgeWorth Select Large Cap Growth Stock Fund*	157,175	4,971,432
RidgeWorth Small Cap Growth Stock Fund*	136,773	2,266,332
RidgeWorth Small Cap Value Equity Fund	168,781	2,209,347

Total Equity Funds (Cost $31,895,167)		38,317,450

Fixed Income Funds (25.7%)(a)
RidgeWorth Corporate Bond Fund	132,957	1,265,755
RidgeWorth High Income Fund	177,420	1,213,555
RidgeWorth Intermediate Bond Fund	655,282	6,919,774
RidgeWorth Seix Floating Rate High Income Fund	52,295	459,148
RidgeWorth Seix High Yield Fund	129,018	1,247,608
RidgeWorth Total Return Bond Fund	556,567	6,083,277
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	32,958	334,526

Total Fixed Income Funds (Cost $16,913,536)		17,523,643

Exchange Traded Funds (14.1%)
Consumer Discretionary Select Sector SPDR Fund	3,513	153,799
Consumer Staples Select Sector SPDR Fund	3,208	111,542
Energy Select Sector SPDR Fund	2,766	183,580
Financial Select Sector SPDR Fund	14,521	212,297
Health Care Select Sector SPDR Fund	5,560	211,280
Industrial Select Sector SPDR Fund	4,662	166,294
iShares Barclays 20+ Year Treasury Bond Fund	3,417	427,809
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	352	42,134
iShares Dow Jones U.S. Real Estate Index Fund	16,630	1,063,821
iShares MSCI Emerging Markets Index Fund	26,552	1,040,573
iShares Russell 2000 Index Fund	1,309	104,262
iShares S&P 500 Index Fund	32,864	4,494,152
Market Vectors Gold Miners Fund	21,987	984,358
Materials Select Sector SPDR Fund	1,615	56,993
Technology Select Sector SPDR Fund	12,931	371,766
Utilities Select Sector SPDR Fund	469	17,348

Total Exchange Traded Funds (Cost $9,284,538)		9,642,008

See Notes to Schedules of Portfolio Investments.

Money Market Fund (4.1%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	2,820,779	2,820,779

Total Money Market Fund (Cost $2,820,779)		2,820,779

Total Investments (Cost $60,914,020) — 100.0%		68,303,880
Other assets in excess of liabilities — 0.0%(c)		18,777

Net Assets — 100.0%		$68,322,657

*	Non-income producing security.
(a)	Affiliated investment. Investment is in each Fund’s I Shares.
(b)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.
(c)	Less than 0.05% of Net Assets.

Investment Abbreviations

SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

Moderate Allocation Strategy
	Shares	Value($)
Equity Funds (40.5%)(a)
RidgeWorth Aggressive Growth Stock Fund*	168,335	2,390,362
RidgeWorth International Equity Fund	537,234	5,264,889
RidgeWorth International Equity Index Fund	17,126	184,445
RidgeWorth Large Cap Core Growth Stock Fund	65,169	910,409
RidgeWorth Large Cap Growth Stock Fund	1,364,037	16,436,642
RidgeWorth Large Cap Value Equity Fund	1,548,037	20,310,241
RidgeWorth Mid-Cap Value Equity Fund	690,267	7,247,801
RidgeWorth Select Large Cap Growth Stock Fund*	263,082	8,321,288
RidgeWorth Small Cap Growth Stock Fund*	236,899	3,925,416
RidgeWorth Small Cap Value Equity Fund	292,407	3,827,610

Total Equity Funds (Cost $58,195,260)		68,819,103

Fixed Income Funds (44.4%)(a)
RidgeWorth Corporate Bond Fund	591,244	5,628,645
RidgeWorth High Income Fund	779,789	5,333,754
RidgeWorth Intermediate Bond Fund	2,777,055	29,325,700
RidgeWorth Seix Floating Rate High Income Fund	269,503	2,366,240
RidgeWorth Seix High Yield Fund	552,813	5,345,698
RidgeWorth Total Return Bond Fund	2,332,442	25,493,587
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	201,024	2,040,399

Total Fixed Income Funds (Cost $73,090,964)		75,534,023

Exchange Traded Funds (10.9%)
Consumer Discretionary Select Sector SPDR Fund	4,850	212,333
Consumer Staples Select Sector SPDR Fund	4,368	151,875
Energy Select Sector SPDR Fund	3,922	260,303
Financial Select Sector SPDR Fund	20,417	298,497
Health Care Select Sector SPDR Fund	7,729	293,702
Industrial Select Sector SPDR Fund	6,535	233,103
iShares Barclays 20+ Year Treasury Bond Fund	17,537	2,195,632
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	1,274	152,498
iShares Dow Jones U.S. Real Estate Index Fund	30,032	1,921,147
iShares MSCI Emerging Markets Index Fund	46,529	1,823,472
iShares Russell 2000 Index Fund	6,195	493,432
iShares S&P 500 Index Fund	58,826	8,044,455
Market Vectors Gold Miners Fund	40,023	1,791,830
Materials Select Sector SPDR Fund	2,509	88,543
Technology Select Sector SPDR Fund	18,260	524,975
Utilities Select Sector SPDR Fund	517	19,124

Total Exchange Traded Funds (Cost $17,448,659)		18,504,921

See Notes to Schedules of Portfolio Investments.

Money Market Fund (4.2%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	7,074,519	7,074,519

Total Money Market Fund (Cost $7,074,519)		7,074,519

Total Investments (Cost $155,809,402) — 100.0%		169,932,566
Other assets in excess of liabilities — 0.0%(c)		17,028

Net Assets — 100.0%		$169,949,594

*	Non-income producing security.
(a)	Affiliated investment. Investment is in each Fund’s I Shares.
(b)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.
(c)	Less than 0.05% of Net Assets.

Investment Abbreviations

SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

Core Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities (1.0%)
Credit Card (0.3%)
Cabela’s Master Credit Card Trust, Series 2012-1A, Cl A1, 1.630%, 02/18/20(a)	1,282,000	1,297,747

Home Equity (0.3%)
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Cl M1, 0.675%, 07/25/35(b)	1,813,000	1,590,019

Other (0.4%)
Dominos Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(a)	1,974,568	2,059,006

Total Asset-Backed Securities (Cost $4,863,894)		4,946,772

Collateralized Mortgage Obligations (9.5%)
Agency Collateralized Mortgage Obligations (6.3%)
Federal Home Loan Mortgage Corporation, Series 3788, Cl YB, 3.500%, 01/15/26	9,765,488	10,678,199
Federal Home Loan Mortgage Corporation, Series 3806, Cl L, 3.500%, 02/15/16	200,000	217,791
Federal Home Loan Mortgage Corporation, Series 3907, Cl MD, 3.500%, 08/15/26	2,818,475	3,042,196
Federal Home Loan Mortgage Corporation, Series 3980, Cl LG, 3.000%, 01/15/27	2,500,000	2,571,700
Federal Home Loan Mortgage Corporation, Series 4065, Cl CL, 3.000%, 06/15/27	838,000	854,802
Federal National Mortgage Association, Series 2011-46, Cl B, 3.000%, 05/25/26	4,925,000	5,168,545
Federal National Mortgage Association, Series 2011-98, Cl VE, 3.500%, 06/25/26	1,000,000	1,063,722
Federal National Mortgage Association, Series 2012-17, Cl BC, 3.500%, 03/25/27	1,379,000	1,494,926
Government National Mortgage Association, Series 2011-154, Cl B, 4.000%, 11/16/26	3,569,128	4,031,495
Government National Mortgage Association, Series 2012-13, Cl VK, 3.500%, 01/20/25	2,618,304	2,847,515

		31,970,891

Agency Collateralized Planned Amortization Class Mortgage Obligations (0.3%)
Federal Home Loan Mortgage Corporation, Series 3762, Cl BV, 4.000%, 10/15/29	142,000	156,242
Federal Home Loan Mortgage Corporation, Series 3763, Cl VQ, 4.000%, 07/15/27	86,000	94,943
Federal Home Loan Mortgage Corporation, Series 3903, Cl GB, 4.000%, 08/15/26	1,277,000	1,418,778
Federal National Mortgage Association, Series 2011-8, Cl PV, 4.000%, 01/25/30	68,000	74,538

		1,744,501

Commercial Mortgage Backed Securities (2.9%)
Banc of America Commercial Mortgage, Inc., Series 2005-3, Cl A3B, 5.090%, 07/10/43(b)	402,000	420,967
Banc of America Commercial Mortgage, Inc., Series 2005-6, Cl AM, 5.366%, 09/10/47(b)	199,000	217,581
Commercial Mortgage Pass Through Certificates, Series 2012-9W57, Cl A, 2.365%, 02/10/29(a)	2,237,000	2,288,274
DBUBS Mortgage Trust, Series 2011-LC3A, Cl A2, 3.642%, 08/10/44	1,784,000	1,923,006
GS Mortgage Securities Corp. II, Series 2012-ALOH, Cl A, 3.551%, 04/10/34 (a)	2,864,000	2,960,623
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Cl A4B, 4.996%, 08/15/42(b)	2,295,000	2,444,081
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Cl A3, 5.621%, 11/15/30(b)	555,000	578,489
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Cl AM, 5.217%, 02/15/31(b)	1,391,000	1,496,555
Merrill Lynch Mortgage Trust, Series 2005-LC1, Cl AM, 5.446%, 01/12/44(b)	1,146,000	1,240,781
RBSCF Trust, Series 2010-RR3, Cl MS4A, 4.970%, 04/16/40(a)(b)	364,000	382,548
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Cl AMFX, 5.179%, 07/15/42(b)	170,000	184,314
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Cl AM, 5.378%, 10/15/44(b)	628,000	685,146

		14,822,365

Total Collateralized Mortgage Obligations (Cost $46,058,643)		48,537,757

See Notes to Schedules of Portfolio Investments.

Corporate Bonds (24.5%)
Aerospace/Defense (0.7%)
Boeing Co. (The), 5.125%, 02/15/13	720,000	739,645
Raytheon Co., 1.400%, 12/15/14	954,000	967,921
United Technologies Corp., 3.100%, 06/01/22	316,000	331,124
United Technologies Corp., 6.125%, 02/01/19	1,429,000	1,769,455

		3,808,145

Auto Manufacturers (0.3%)
Daimler Finance N.A. LLC, 3.875%, 09/15/21(a)	584,000	620,910
Volkswagen International Finance, 2.375%, 03/22/17(a)	923,000	937,607

		1,558,517

Banks (0.8%)
HSBC Bank PLC, 3.100%, 05/24/16(a)	407,000	420,269
HSBC Bank PLC, 3.500%, 06/28/15(a)	1,047,000	1,094,883
Northern Trust Corp., 5.200%, 11/09/12	928,000	943,311
Wells Fargo & Co., 1.250%, 02/13/15, MTN	1,469,000	1,466,970

		3,925,433

Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc., 3.000%, 10/15/12	911,000	917,166
Diageo Capital PLC, 5.200%, 01/30/13	488,000	501,302
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	913,000	941,064

		2,359,532

Biotechnology (0.1%)
Life Technologies Corp., 5.000%, 01/15/21	286,000	317,837

Chemicals (0.9%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	851,000	868,610
E.I. du Pont de Nemours & Co., 4.250%, 04/01/21	548,000	625,620
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	660,000	689,716
Praxair, Inc., 1.750%, 11/15/12	1,381,000	1,387,301
Praxair, Inc., 4.625%, 03/30/15	1,033,000	1,138,114

		4,709,361

Commercial Services (0.6%)
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	615,000	623,642
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	1,040,000	1,158,206
ERAC USA Finance LLC, 5.600%, 05/01/15(a)	1,099,000	1,200,227

		2,982,075

Computers (1.0%)
Hewlett-Packard Co., 4.375%, 09/15/21	1,459,000	1,499,540
Hewlett-Packard Co., 4.500%, 03/01/13	433,000	442,625
IBM Corp., 0.875%, 10/31/14	2,132,000	2,142,236
IBM Corp., 4.000%, 06/20/42	875,000	914,639
IBM Corp., 5.600%, 11/30/39	44,000	57,348

		5,056,388

Diversified Financial Services (2.4%)
ABB Treasury Center USA, Inc., 4.000%, 06/15/21(a)	665,000	715,903
American Express Credit Corp., 2.375%, 03/24/17, MTN	807,000	827,120
CME Group, Inc., 5.400%, 08/01/13	573,000	601,106
CME Group, Inc., 5.750%, 02/15/14	514,000	554,159

See Notes to Schedules of Portfolio Investments.

Ford Motor Credit Co. LLC, 5.000%, 05/15/18	1,527,000	1,621,494
General Electric Capital Corp., Series A, 7.125%, (b)(c)	600,000	633,876
John Deere Capital Corp., 1.250%, 12/02/14, MTN	804,000	814,619
Lazard Group LLC, 7.125%, 05/15/15	961,000	1,049,412
MassMutual Global Funding LLC, 2.000%, 04/05/17(a)	772,000	776,497
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	822,000	855,286
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	1,064,000	1,080,059
TIAA Global Markets, Inc., 5.125%, 10/10/12(a)	848,000	857,515
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	452,000	480,100
Woodside Finance Ltd., 4.600%, 05/10/21(a)	1,327,000	1,420,491

		12,287,637

Electric (0.9%)
Alabama Power Co., 5.800%, 11/15/13	553,000	591,086
Dominion Resources, Inc., 1.950%, 08/15/16	421,000	429,014
Duke Energy Carolinas LLC, 4.300%, 06/15/20	310,000	354,537
Exelon Generation Co. LLC, 6.200%, 10/01/17	708,000	816,262
Georgia Power Co., 6.000%, 11/01/13	313,000	334,507
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	616,000	770,767
Public Service Co. of Colorado, Series 17, 6.250%, 09/01/37	424,000	582,175
Southern California Edison Co., 5.750%, 03/15/14	578,000	626,398

		4,504,746

Electronics (0.1%)
Thermo Fisher Scientific, Inc., 2.250%, 08/15/16	341,000	352,663

Food (0.4%)
Kellogg Co., 4.250%, 03/06/13	620,000	634,813
Kraft Foods, Inc., 6.500%, 02/09/40	553,000	710,378
Kroger Co. (The), 7.500%, 01/15/14	427,000	468,109

		1,813,300

Healthcare — Products (0.4%)
Becton Dickinson and Co., 3.250%, 11/12/20	337,000	354,899
Covidien International Finance SA, 6.000%, 10/15/17	809,000	978,365
Stryker Corp., 2.000%, 09/30/16	584,000	598,333

		1,931,597

Healthcare — Services (0.4%)
Roche Holdings, Inc., 7.000%, 03/01/39(a)	1,408,000	2,064,114

Insurance (1.2%)
Berkshire Hathaway, Inc., 3.200%, 02/11/15	1,291,000	1,370,768
Berkshire Hathaway, Inc., 4.600%, 05/15/13	738,000	763,614
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(a)	531,000	519,818
Nationwide Financial Services, Inc., 5.375%, 03/25/21(a)	2,039,000	2,105,453
OneBeacon U.S. Holdings, Inc., 5.875%, 05/15/13	475,000	488,561
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(a)	543,000	701,156

		5,949,370

Machinery — Diversified (0.2%)
Deere & Co., 3.900%, 06/09/42	1,311,000	1,302,482

Media (1.0%)
Comcast Corp., 3.125%, 07/15/22	951,000	955,475
Comcast Corp., 6.450%, 03/15/37	371,000	451,172
NBC Universal Media LLC, 5.950%, 04/01/41	638,000	753,144
Thomson Reuters Corp., 5.950%, 07/15/13	178,000	186,255
Time Warner Cable, Inc., 5.850%, 05/01/17	1,676,000	1,969,394
Time Warner Cable, Inc., 8.250%, 02/14/14	694,000	772,687
Time Warner, Inc., 6.200%, 03/15/40	236,000	274,768

		5,362,895

See Notes to Schedules of Portfolio Investments.

Mining (1.2%)
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	310,000	341,890
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	549,000	630,006
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	794,000	951,625
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	832,000	836,862
Kinross Gold Corp., 5.125%, 09/01/21	2,154,000	2,179,301
Newmont Mining Corp., 6.250%, 10/01/39	907,000	1,032,237

		5,971,921

Miscellaneous Manufacturer (1.2%)
3M Co., 1.375%, 09/29/16	559,000	569,511
Danaher Corp., 3.900%, 06/23/21	531,000	591,552
General Electric Co., 5.000%, 02/01/13	1,507,000	1,545,541
General Electric Co., 5.250%, 12/06/17	521,000	608,394
Illinois Tool Works, Inc., 6.250%, 04/01/19	1,347,000	1,668,792
Siemens Financieringsmat, 6.125%, 08/17/26(a)	929,000	1,154,604

		6,138,394

Office/Business Equip (0.3%)
Xerox Corp., 6.350%, 05/15/18	1,225,000	1,428,180

Oil & Gas (1.2%)
BP Capital Markets PLC, 2.248%, 11/01/16	1,046,000	1,077,241
Ensco PLC, 4.700%, 03/15/21	836,000	910,604
Phillips 66, 4.300%, 04/01/22(a)	967,000	1,017,252
Shell International Finance BV, 6.375%, 12/15/38	2,020,000	2,858,488
Statoil ASA, 3.125%, 08/17/17	354,000	381,261

		6,244,846

Oil & Gas Services (0.6%)
Baker Hughes, Inc., 5.125%, 09/15/40	662,000	773,895
Schlumberger Investment SA, 3.300%, 09/14/21(a)	927,000	971,212
Weatherford International Ltd., 5.125%, 09/15/20	603,000	647,350
Weatherford International Ltd., 6.500%, 08/01/36	534,000	580,169

		2,972,626

Pharmaceuticals (1.0%)
Abbott Laboratories, 5.600%, 11/30/17	1,356,000	1,639,472
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	907,000	1,096,409
Novartis Securities Investment Ltd., 5.125%, 02/10/19	512,000	610,418
Schering-Plough Corp., 6.550%, 09/15/37	584,000	835,975
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	306,000	397,620
Teva Pharmaceutical Finance II/III, 3.000%, 06/15/15	556,000	585,131

		5,165,025

Pipelines (1.7%)
El Paso Natural Gas Co., 5.950%, 04/15/17	621,000	701,090
Energy Transfer Partners LP, 6.050%, 06/01/41	531,000	539,208
Energy Transfer Partners LP, 6.625%, 10/15/36	576,000	611,930
Enterprise Products Operating LLC, 5.250%, 01/31/20	1,189,000	1,361,997
Enterprise Products Operating LLC, Series J, 5.750%, 03/01/35	690,000	762,929
Rockies Express Pipeline LLC, 6.850%, 07/15/18(a)	935,000	916,300
Southern Natural Gas Co., 5.900%, 04/01/17(a)	413,000	472,803
TC Pipelines LP, 4.650%, 06/15/21	664,000	700,436
TransCanada PipeLines Ltd., 6.100%, 06/01/40	716,000	926,062
Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	394,000	466,722
Williams Partners LP, 4.125%, 11/15/20	957,000	1,001,414

		8,460,891

See Notes to Schedules of Portfolio Investments.

Real Estate Investment Trusts (1.0%)
BioMed Realty LP, 3.850%, 04/15/16	883,000	908,918
Digital Realty Trust LP, 4.500%, 07/15/15	1,824,000	1,905,086
Digital Realty Trust LP, 5.875%, 02/01/20	257,000	283,090
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	2,010,000	2,197,173

		5,294,267

Retail (1.3%)
AutoZone, Inc., 3.700%, 04/15/22	813,000	837,386
Wal-Mart Stores, Inc., 5.250%, 09/01/35	278,000	336,452
Wal-Mart Stores, Inc., 6.500%, 08/15/37	2,136,000	3,012,657
Walgreen Co., 4.875%, 08/01/13	528,000	551,411
Wesfarmers Ltd., 6.998%, 04/10/13(a)	1,668,000	1,732,912

		6,470,818

Semiconductors (0.7%)
Analog Devices, Inc., 3.000%, 04/15/16	212,000	225,719
Intel Corp., 1.950%, 10/01/16	649,000	672,575
Intel Corp., 4.800%, 10/01/41	2,163,000	2,477,141

		3,375,435

Software (0.4%)
Fiserv, Inc., 4.750%, 06/15/21	721,000	777,619
Oracle Corp., 5.750%, 04/15/18	1,270,000	1,540,885

		2,318,504

Telecommunication Services (1.7%)
AT&T, Inc., 5.550%, 08/15/41	845,000	1,007,204
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17(a)	1,082,000	1,172,617
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	508,000	543,830
Cisco Systems, Inc., 5.500%, 02/22/16	566,000	656,780
Cisco Systems, Inc., 5.500%, 01/15/40	1,076,000	1,332,018
Juniper Networks, Inc., 3.100%, 03/15/16	172,000	178,572
Rogers Communications, Inc., 7.500%, 03/15/15	774,000	898,751
SBC Communications, Inc., 5.100%, 09/15/14	729,000	795,941
SBC Communications, Inc., 6.450%, 06/15/34	484,000	602,473
Verizon Communications, Inc., 5.250%, 04/15/13	557,000	577,112
Verizon Communications, Inc., 5.550%, 02/15/16	630,000	723,159

		8,488,457

Transportation (0.1%)
United Parcel Service, Inc., 3.125%, 01/15/21	531,000	568,573

Trucking & Leasing (0.2%)
Aviation Capital Group Corp., 6.750%, 04/06/21(a)	499,000	500,562
Aviation Capital Group Corp., 7.125%, 10/15/20(a)	686,000	699,843

		1,200,405

Total Corporate Bonds (Cost $115,032,168)		124,384,434

U.S. Government Agency Mortgages (21.6%)
Federal Home Loan Mortgage Corporation (13.9%)
Pool #J18446, 3.000%, 03/01/27	3,270,866	3,427,167
Pool #J18800, 3.000%, 04/01/27	1,408,256	1,475,550
Pool #J19132, 3.000%, 05/01/27	2,580,263	2,703,562
Pool #J19225, 3.000%, 05/01/27	539,746	565,538
Pool #J19285, 2.500%, 06/01/27	3,144,409	3,239,148
Pool #J19607, 2.500%, 07/01/27	700,000	721,091
Pool #A12413, 5.000%, 08/01/33	452,450	489,548
Pool #G05052, 5.000%, 10/01/33	262,192	283,690
Pool #G01797, 5.500%, 12/01/33	9,426,421	10,342,603
Pool #A30380, 5.500%, 12/01/34	819,738	907,352
Pool #G01779, 5.000%, 04/01/35	543,710	587,696
Pool #A46278, 5.000%, 07/01/35	1,750,871	1,919,873

See Notes to Schedules of Portfolio Investments.

Pool #G01837, 5.000%, 07/01/35	3,847,362	4,147,191
Pool #A47402, 5.000%, 10/01/35	1,479,408	1,594,700
Pool #G02252, 5.500%, 07/01/36	7,492,054	8,166,379
Pool #Z40004, 6.000%, 08/01/36	696,473	763,486
Pool #G04997, 5.000%, 01/01/37	2,739,702	2,953,210
Pool #G05254, 5.000%, 01/01/37	1,663,161	1,792,773
Pool #G03296, 6.000%, 09/01/37	819,296	912,464
Pool #G05326, 5.000%, 02/01/38	1,555,674	1,676,909
Pool #G03871, 5.500%, 02/01/38	2,482,156	2,731,161
Pool #G05098, 6.000%, 12/01/38	3,126,648	3,431,395
Pool #G06079, 6.000%, 07/01/39	3,890,448	4,275,720
Pool #1B8740, 2.432%, 09/01/4(b)	4,917,031	5,115,902
2.500%, TBA, 15 Year Maturity(d)	5,070,000	5,184,075
3.000%, TBA, 15 Year Maturity(d)	1,471,769	1,542,098

		70,950,281

Federal National Mortgage Association (6.8%)
Pool #471785, 2.180%, 06/01/19(d)	1,490,000	1,506,763
Pool #471092, 2.740%, 04/01/22	1,363,556	1,407,970
Pool #471145, 3.150%, 04/01/22	1,550,433	1,633,512
Pool #471646, 2.730%, 06/01/22	1,325,000	1,355,734
Pool #471783, 2.790%, 07/01/22(d)	1,396,000	1,420,430
Pool #471870, 2.820%, 07/01/22(d)	691,000	710,003
Pool #725773, 5.500%, 09/01/34	1,143,344	1,256,255
Pool #735036, 5.500%, 12/01/34	426,516	468,636
Pool #827943, 5.000%, 05/01/35	475,032	516,604
Pool #735500, 5.500%, 05/01/35	2,337,730	2,564,210
Pool #357829, 6.000%, 06/01/35	1,465,906	1,621,840
Pool #888344, 5.000%, 10/01/35	3,348,588	3,633,362
Pool #888632, 5.000%, 04/01/36	178,239	193,842
Pool #878094, 6.000%, 04/01/36	3,192,890	3,560,468
Pool #190370, 6.000%, 06/01/36	2,841,980	3,131,859
Pool #AD0784, 6.000%, 05/01/37	1,146,050	1,262,946
Pool #995082, 5.500%, 08/01/37	1,584,519	1,740,998
Pool #975106, 5.500%, 06/01/38	1,910,564	2,096,257
Pool #AD0439, 6.000%, 07/01/39	754,986	831,994
2.500%, TBA, 15 Year Maturity(d)	3,682,000	3,785,556

		34,699,239

Government National Mortgage Association (0.9%)
Pool #751387, 4.743%, 01/20/61	3,984,365	4,428,785

Total U.S. Government Agency Mortgages (Cost $108,423,380)		110,078,305

U.S. Treasury Obligations (39.0%)
U.S. Treasury Bonds (3.9%)
3.125%, 02/15/42	18,585,000	19,961,442

U.S. Treasury Notes (35.1%)
0.375%, 08/31/12	12,431,000	12,436,345
0.500%, 10/15/14	62,995,000	63,216,491
1.750%, 05/31/16(e)	32,264,000	33,736,045
1.000%, 03/31/17	65,719,000	66,622,636
1.750%, 05/15/22	2,487,000	2,507,207

		178,518,724

Total U.S. Treasury Obligations (Cost $197,605,495)		198,480,166

See Notes to Schedules of Portfolio Investments.

Preferred Stocks (0.9%)(c)
Banks (0.5%)
PNC Financial Services Group, Inc., Series P, 6.125%(b)	39,625	1,044,119
US Bancorp, Series F, 6.500%(b)	32,175	919,561
US Bancorp, Series G, 6.000%(b)	18,675	511,322

		2,475,002

Electric (0.2%)
SCE Trust I, 5.625%	38,925	991,809

Insurance (0.1%)
Arch Capital Group Ltd., 6.750%	27,975	727,350

Real Estate Investment Trusts(0.1%)
Public Storage, Series U, 5.625%	17,125	447,819

Total Preferred Stocks (Cost $4,375,870)		4,641,980

Money Market Fund (5.6%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(f)	28,456,892	28,456,892

Total Money Market Fund (Cost $28,456,892)		28,456,892

Total Investments (Cost $504,816,342) — 102.1%		519,526,306
Liabilities in excess of other assets — (2.1)%		(10,857,531)

Net Assets — 100.0%		$508,668,775

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 6.8% of net assets as of June 30, 2012.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2012.
(c)	Perpetual maturity.
(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(e)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(f)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

Investment Abbreviations

MTN	– Medium Term Note
TBA	– To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

Corporate Bond Fund

	Shares or Principal Amount($)	Value($)
Corporate Bonds (93.2%)
Aerospace/Defense (2.3%)
Raytheon Co., 1.400%, 12/15/14	751,000	761,959
United Technologies Corp., 3.100%, 06/01/22	287,000	300,736
United Technologies Corp., 5.700%, 04/15/40	757,000	960,082

		2,022,777

Auto Manufacturers (0.9%)
Volkswagen International Finance, 2.375%, 03/22/17(a)	791,000	803,518

Banks (2.5%)
HSBC Bank PLC, 3.100%, 05/24/16(a)	416,000	429,563
HSBC Bank PLC, 3.500%, 06/28/15(a)	585,000	611,754
Wells Fargo & Co., 1.250%, 02/13/15, MTN	1,176,000	1,174,374

		2,215,691

Beverages (1.1%)
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	978,000	1,008,062

Biotechnology (0.5%)
Life Technologies Corp., 5.000%, 01/15/21	361,000	401,185

Chemicals (1.1%)
E.I. du Pont de Nemours & Co., 4.250%, 04/01/21	846,000	965,829

Commercial Services (1.9%)
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	611,000	619,586
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	938,000	1,044,613

		1,664,199

Computers (1.1%)
Hewlett-Packard Co., 4.650%, 12/09/21	701,000	734,791
Hewlett-Packard Co., 6.125%, 03/01/14	259,000	277,995

		1,012,786

Cosmetics/Personal Care (0.4%)
Colgate-Palmolive Co., 0.600%, 11/15/14, MTN	319,000	318,858

Diversified Financial Services (14.8%)
ABB Treasury Center USA, Inc., 4.000%, 06/15/21(a)	707,000	761,118
American Express Credit Corp., 2.375%, 03/24/17, MTN	691,000	708,228
CME Group, Inc., 5.750%, 02/15/14	1,176,000	1,267,881
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	1,386,000	1,471,768
General Electric Capital Corp., 4.650%, 10/17/21, MTN	973,000	1,080,542
General Electric Capital Corp., Series A, 7.125%, (b)(c)	600,000	633,876
John Deere Capital Corp., 1.250%, 12/02/14, MTN	633,000	641,360
Lazard Group LLC, 6.850%, 06/15/17	1,545,000	1,695,622
Lazard Group LLC, 7.125%, 05/15/15	269,000	293,748
MassMutual Global Funding LLC, 2.000%, 04/05/17(a)	650,000	653,786
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	645,000	671,119
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	938,000	952,157
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	724,000	769,010
Woodside Finance Ltd., 4.600%, 05/10/21(a)	1,389,000	1,486,859

		13,087,074

See Notes to Schedules of Portfolio Investments.

Electric (3.3%)
Alabama Power Co., 5.800%, 11/15/13	81,000	86,579
Dominion Resources, Inc., 1.950%, 08/15/16	299,000	304,691
Exelon Generation Co. LLC, 6.200%, 10/01/17	745,000	858,919
Georgia Power Co., 6.000%, 11/01/13	480,000	512,982
Southern California Edison Co., 5.750%, 03/15/14	1,084,000	1,174,767

		2,937,938

Electronics (0.3%)
Thermo Fisher Scientific, Inc., 2.250%, 08/15/16	279,000	288,542

Food (0.9%)
Kraft Foods, Inc., 6.500%, 02/09/40	606,000	778,462

Healthcare — Products (1.9%)
Covidien International Finance SA, 3.200%, 06/15/22	1,152,000	1,187,679
Stryker Corp., 2.000%, 09/30/16	449,000	460,020

		1,647,699

Insurance (4.7%)
Allied World Assurance Co. Holdings Ltd., 5.500%, 11/15/20	300,000	315,147
Berkshire Hathaway, Inc., 3.200%, 02/11/15	1,282,000	1,361,212
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(a)	532,000	520,797
OneBeacon U.S. Holdings, Inc., 5.875%, 05/15/13	636,000	654,157
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(a)	994,000	1,283,515

		4,134,828

Machinery — Construction & Mining (1.5%)
Caterpillar, Inc., 5.200%, 05/27/41	1,060,000	1,285,615

Machinery — Diversified (1.3%)
Deere & Co., 3.900%, 06/09/42	1,186,000	1,178,295

Media (6.0%)
Comcast Corp., 3.125%, 07/15/22	826,000	829,886
Comcast Corp., 6.450%, 03/15/37	375,000	456,037
NBC Universal Media LLC, 5.950%, 04/01/41	962,000	1,135,619
Thomson Reuters Corp., 5.950%, 07/15/13	24,000	25,113
Time Warner Cable, Inc., 5.850%, 05/01/17	968,000	1,137,454
Time Warner, Inc., 6.200%, 03/15/40	377,000	438,930
Walt Disney Co. (The), 2.750%, 08/16/21	638,000	647,788
Walt Disney Co. (The), 3.750%, 06/01/21, MTN	532,000	584,343

		5,255,170

Mining (5.5%)
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	816,000	936,402
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	753,000	902,486
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	661,000	664,863
Kinross Gold Corp., 5.125%, 09/01/21	1,272,000	1,286,941
Newmont Mining Corp., 6.250%, 10/01/39	910,000	1,035,651

		4,826,343

Miscellaneous Manufacturer (1.1%)
3M Co., 1.375%, 09/29/16	417,000	424,841
General Electric Co., 5.250%, 12/06/17	455,000	531,323

		956,164

Office/Business Equip (0.4%)
Xerox Corp., 2.950%, 03/15/17	355,000	359,021

See Notes to Schedules of Portfolio Investments.

Oil & Gas (7.5%)
BP Capital Markets PLC, 2.248%, 11/01/16	839,000	864,058
Ensco PLC, 4.700%, 03/15/21	1,167,000	1,271,142
Phillips 66, 4.300%, 04/01/22(a)	895,000	941,511
Shell International Finance BV, 4.300%, 09/22/19	873,000	1,012,962
Shell International Finance BV, 5.500%, 03/25/40	859,000	1,115,455
Statoil ASA, 3.125%, 08/17/17	1,344,000	1,447,500

		6,652,628

Oil & Gas Services (2.2%)
Baker Hughes, Inc., 5.125%, 09/15/40	920,000	1,075,503
Weatherford International Ltd., 5.125%, 09/15/20	273,000	293,079
Weatherford International Ltd., 6.500%, 08/01/36	499,000	542,143

		1,910,725

Pharmaceuticals (1.5%)
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	322,000	418,411
Teva Pharmaceutical Finance II/III, 3.000%, 06/15/15	823,000	866,119

		1,284,530

Pipelines (7.3%)
El Paso Natural Gas Co., 5.950%, 04/15/17	329,000	371,431
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	355,000	412,005
Enbridge Energy Partners LP, 5.500%, 09/15/40	714,000	772,490
Energy Transfer Partners LP, 6.050%, 06/01/41	722,000	733,161
Energy Transfer Partners LP, 6.625%, 10/15/36	583,000	619,367
Rockies Express Pipeline LLC, 6.850%, 07/15/18(a)	251,000	245,980
Southern Natural Gas Co., 5.900%, 04/01/17(a)	39,000	44,647
TC Pipelines LP, 4.650%, 06/15/21	921,000	971,538
TransCanada PipeLines Ltd., 6.100%, 06/01/40	805,000	1,041,173
Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	65,000	76,997
Williams Partners LP, 4.125%, 11/15/20	1,075,000	1,124,890

		6,413,679

Real Estate Investment Trusts (4.0%)
BioMed Realty LP, 3.850%, 04/15/16	648,000	667,020
Digital Realty Trust LP, 5.875%, 02/01/20	1,494,000	1,645,668
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	1,116,000	1,219,923

		3,532,611

Retail (2.1%)
AutoZone, Inc., 3.700%, 04/15/22	709,000	730,267
Wesfarmers Ltd., 6.998%, 04/10/13(a)	1,102,000	1,144,885

		1,875,152

Semiconductors (3.0%)
Analog Devices, Inc., 3.000%, 04/15/16	237,000	252,336
Intel Corp., 1.950%, 10/01/16	497,000	515,054
Intel Corp., 4.800%, 10/01/41	1,664,000	1,905,669

		2,673,059

Telecommunication Services (10.0%)
AT&T, Inc., 5.550%, 08/15/41	636,000	758,085
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17(a)	1,884,000	2,041,785
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	784,000	839,297
Cisco Systems, Inc., 5.500%, 02/22/16	605,000	702,035
Cisco Systems, Inc., 5.500%, 01/15/40	871,000	1,078,242
Juniper Networks, Inc., 4.600%, 03/15/21	247,000	264,525
SBC Communications, Inc., 5.100%, 09/15/14	1,171,000	1,278,528
SBC Communications, Inc., 6.450%, 06/15/34	313,000	389,616
Verizon Communications, Inc., 5.550%, 02/15/16	1,155,000	1,325,791
Verizon Communications, Inc., 5.850%, 09/15/35	120,000	148,196

		8,826,100

See Notes to Schedules of Portfolio Investments.

Trucking & Leasing (2.1%)
Aviation Capital Group Corp., 6.750%, 04/06/21(a)	613,000	614,919
Aviation Capital Group Corp., 7.125%, 10/15/20(a)	1,233,000	1,257,882

		1,872,801

Total Corporate Bonds (Cost $76,837,016)		82,189,341

Preferred Stocks (4.8%)(c)
Banks (2.5%)
PNC Financial Services Group, Inc., Series P, 6.125%	36,600	964,410
US Bancorp, Series F, 6.500%	29,250	835,965
US Bancorp, Series G, 6.000%	16,275	445,609

		2,245,984

Electric (1.1%)
SCE Trust I, 5.625%	36,325	925,561

Insurance (0.7%)
Arch Capital Group Ltd., Series C, 6.750%	23,575	612,950

Real Estate Investment Trusts (0.5%)
Public Storage, Series U, 5.625%	15,525	405,979

Total Preferred Stocks (Cost $3,947,999)		4,190,474

Money Market Fund (2.1%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(d)	1,853,463	1,853,463

Total Money Market Fund (Cost $1,853,463)		1,853,463

Total Investments (Cost $82,638,478) — 100.1%		88,233,278
Liabilities in excess of other assets — (0.1)%		(56,171)

Net Assets — 100.0%		$88,177,107

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 18.6% of net assets as of June 30, 2012.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2012.
(c)	Perpetual maturity.
(d)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

Investment Abbreviations

MTN	– Medium Term Note

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

Georgia Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds (96.0%)
Georgia (89.8%)
Association County Commissioners of Georgia Leasing Program, Georgia Public Purpose Project, COP, 5.250%, 04/01/21, Pre-refunded 04/01/2014 @ 102, XLCA	2,680,000	2,961,641
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/27	1,885,000	2,182,076
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/29	1,690,000	1,933,614
Athens-Clarke County Unified Government Development Authority, Catholic Health East, RB, 6.250%, 11/15/32	1,470,000	1,677,520
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.500%, 01/01/38(a)	4,000,000	4,489,040
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.625%, 01/01/33(a)	3,000,000	3,439,380
Atlanta Airport Passenger Facility Charge, Series B, RB, 5.000%, 01/01/21	2,000,000	2,343,220
Atlanta Airport Project, Series A, RB, 5.375%, 01/01/19, AGM(a)	5,000,000	5,301,700
Atlanta Airport Project, Series C, RB, 5.000%, 01/01/19	1,000,000	1,191,560
Atlanta Airport Revenue, Series B, RB, 5.000%, 01/01/42	1,850,000	2,025,732
Burke County Development Authority, Georgia Power Company, RB, 1.400%, 11/01/48	1,890,000	1,908,635
Carroll County Water Authority, Water & Sewer, RB, 5.250%, 07/01/22, AGM	1,000,000	1,110,110
Central Valdosta Development Authority, Lowndes County Judicial Project, RB, 5.250%, 06/01/21, XLCA/County Guaranteed	1,885,000	1,985,716
Cherokee County Georgia Resource Recovery Development Authority, Solid Waste Disposal, RB, 5.000%, 07/01/37, AMBAC/County Guaranteed, AMT	1,000,000	1,049,120
Clarke County Hospital Authority, Athens Regional Medical Center, RB, 5.000%, 01/01/32	1,180,000	1,319,039
Cobb County Development Authority, Solid Waste Disposal, Georgia Waste Management Project, Series A, RB, 5.000%, 04/01/33	1,000,000	1,050,970
Cobb County Kennestone Hospital Authority, RB, 5.250%, 04/01/41	1,000,000	1,092,280
DeKalb County Government Authority Water & Sewerage, Series B, RB, 5.250%, 10/01/24	1,100,000	1,388,607
DeKalb County Government Authority Water & Sewerage, Series B, RB, 5.250%, 10/01/32, AGM	2,725,000	3,263,296
DeKalb County Hospital Authority, DeKalb Medical Center, Inc. Project, RB, 6.125%, 09/01/40(a)	4,080,000	4,502,484
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.000%, 11/15/29(a)	6,300,000	6,909,525
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.250%, 11/15/39	3,000,000	3,257,370
Douglasville-Douglas County Water & Sewer Authority, RB, 5.625%, 06/01/15, AMBAC	475,000	504,502
Downtown Smyrna Development Authority, RB, 5.250%, 02/01/28	1,000,000	1,228,640
Forsyth County, GO, 5.000%, 03/01/25(a)	6,825,000	8,167,204
Forsyth County School District, GO, 5.000%, 02/01/23, NATL-RE	3,000,000	3,307,290
Forsyth County Water & Sewerage Authority, RB, 5.000%, 04/01/31, County Guaranteed	645,000	767,737
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.000%, 10/01/42(a)	5,025,000	5,439,613
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/22, NATL-RE(a)	2,370,000	2,514,072

See Notes to Schedules of Portfolio Investments.

Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/27, NATL-RE	3,375,000	3,561,739
Fulton County Development Authority, Robert Woodruff Arts Center, Inc., Series B, RB, 5.250%, 03/15/24	1,300,000	1,443,988
Georgia State, Series F, GO, 5.000%, 12/01/15	1,030,000	1,185,592
Georgia State Higher Education Facilities Authority, USG Real Estate Foundation I LLC, RB, 6.000%, 06/15/34	1,065,000	1,190,713
Georgia State Road & Tollway Authority, Series B, RB, 5.000%, 10/01/19, State Guaranteed(a)	3,450,000	4,299,942
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Series A, RB, 5.500%, 08/01/28	1,800,000	1,936,512
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Series A, RB, 5.625%, 08/01/34	2,000,000	2,151,640
Gwinnett County Development Authority, Public Schools Project, COP, 5.250%, 01/01/21, Pre-refunded 01/01/2014 @ 100, NATL-RE	2,910,000	3,124,845
Gwinnett County School District, GO, 5.000%, 02/01/20	1,235,000	1,542,639
Gwinnett County School District, GO, 5.000%, 02/01/32	4,745,000	5,415,896
Henry County Water & Sewerage Authority, RB, 6.150%, 02/01/20, AMBAC	2,100,000	2,675,274
Houston County School District, Sales Tax, GO, 4.000%, 09/01/14, State Aid Withholding	985,000	1,060,185
Lincoln County School District, GO, 5.500%, 04/01/37, State Aid Withholding	1,000,000	1,153,780
Milledgeville & Baldwin County Development Authority, Georgia College & State University Foundation, RB, 6.000%, 09/01/33, Pre-refunded 09/01/2014 @ 101	2,355,000	2,665,483
Municipal Electric Authority of Georgia, Series A, RB, 5.000%, 01/01/21	2,030,000	2,425,261
Municipal Electric Authority of Georgia, Series B, RB, 4.000%, 01/01/16	755,000	829,813
Private Colleges & Universities Authority, Emory University, Series B, RB, 5.000%, 09/01/29	3,000,000	3,403,110
Private Colleges & Universities Authority, Emory University, Series C, RB, 5.250%, 09/01/39	3,500,000	3,942,085
Richmond County Hospital Authority, University Health Services, Inc. Project, RB, 5.250%, 01/01/29	2,250,000	2,408,377
Thomasville Hospital Authority, John D. Archhold Memorial Hospital, RB, 5.375%, 11/01/40	2,510,000	2,682,738
Valdosta Board of Education, Sales Tax, GO, 3.000%, 02/01/15, State Aid Withholding	1,180,000	1,250,753
Valdosta Board of Education, Sales Tax, GO, 4.000%, 02/01/16, State Aid Withholding	2,340,000	2,602,876
Walton County School District, GO, 4.000%, 08/01/16, State Aid Withholding	980,000	1,104,548
Walton County School District, Series A, GO, 5.000%, 08/01/21, Pre-refunded 08/01/2015 @ 100, NATL-RE(a)	2,575,000	2,929,037

		135,298,519

New Jersey (1.2%)
New Jersey State Higher Education Student Assistance Authority, AMT, RB, 5.000%, 12/01/18	1,655,000	1,825,846

North Carolina (0.7%)
North Carolina State Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32(b)	970,000	1,010,022

Pennsylvania (0.7%)
Montgomery County, Industrial Development Authority, RB, 5.000%, 11/15/26(b)	1,040,000	1,111,417

Puerto Rico (3.6%)
Puerto Rico Commonwealth Highway & Transportation Authority Highway, Series CC, RB, 5.500%, 07/01/30	2,560,000	2,830,054
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, RB, 5.500%, 08/01/28, Pre-refunded 08/01/2019 @ 100	20,000	25,868
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, RB, 6.000%, 08/01/42	2,335,000	2,606,958

		5,462,880

Total Municipal Bonds (Cost $133,468,241)		144,708,684

See Notes to Schedules of Portfolio Investments.

Money Market Fund (4.3%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.06%(c)	6,417,542	6,417,542

Total Money Market Fund (Cost $6,417,542)		6,417,542

Total Investments (Cost $139,885,783) — 100.3%		151,126,226
Liabilities in excess of other assets — (0.3)%		(412,570)

Net Assets — 100.0%		$150,713,656

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
COP	– Certificate of Participation
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
RB	– Revenue Bond
XLCA	– Security guaranteed by XL Capital Assurance, Inc.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

High Grade Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds (91.2%)
Alabama (4.3%)
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC	2,000,000	2,296,480

Alaska (4.5%)
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC(a)	2,000,000	2,393,060

California (4.5%)
California State, GO, 6.500%, 04/01/33(a)	2,000,000	2,418,260

District of Columbia (4.6%)
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30	2,000,000	2,438,940

Florida (1.9%)
Osceola County Tourist Development Tax Authority, Series A, RB, 5.500%, 10/01/15, Pre-refunded 10/01/2012 @ 100, NATL-RE/FGIC	1,000,000	1,013,370

Georgia (2.7%)
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.750%, 10/01/36	1,250,000	1,427,025

Idaho (5.5%)
Idaho Health Facilities Authority, Series A, RB, 6.750%, 11/01/37	2,500,000	2,925,625

Illinois (2.1%)
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	1,000,000	1,121,480

Kansas (3.2%)
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(a)	1,500,000	1,718,760

Maine (5.4%)
Maine State Turnpike Authority, RB, 6.000%, 07/01/38(a)	2,500,000	2,910,625

Massachusetts (4.4%)
Massachusetts School Building Authority, Sales Tax Revenue, Series A, RB, 5.000%, 08/15/30(b)	2,000,000	2,343,240

New Jersey (7.8%)
New Jersey Economic Development Authority, RB, 5.000%, 06/15/28	1,000,000	1,079,770
New Jersey Educational Facilities Authority, Series A, RB, 4.000%, 07/01/27	795,000	811,289
New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, RB, 6.000%, 12/15/38	1,955,000	2,259,863

		4,150,922

New York (6.6%)
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC	1,000,000	1,155,510
Metropolitan Transportation Authority, Series D, RB, 5.000%, 11/15/21(b)	2,000,000	2,368,340

		3,523,850

Texas (13.7%)
Austin, Series 2005, GO, 5.000%, 09/01/19, NATL-RE	1,000,000	1,116,860

See Notes to Schedules of Portfolio Investments.

Dallas Independent School District, GO, 6.375%, 02/15/34, PSF-GTD(a)	4,000,000	4,980,000
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Series B, RB, 7.125%, 12/01/31	1,000,000	1,201,750

		7,298,610

Virginia (9.0%)
Richmond, Series A, GO, 5.000%, 03/01/25, State Aid Withholding	2,000,000	2,422,380
Virginia Resources Authority, Series A, RB, 5.000%, 11/01/33	2,000,000	2,362,980

		4,785,360

Washington (11.0%)
Central Puget Sound Regional Transit Authority, Series A, RB, 5.000%, 11/01/23, AMBAC	1,500,000	1,666,920
Port of Seattle, Series A, RB, 5.000%, 08/01/30	2,000,000	2,287,840
Seattle Washington Municipal Light & Power, RB, 5.750%, 04/01/29, BHAC(a)	1,635,000	1,940,990

		5,895,750

Total Municipal Bonds (Cost $44,160,826)		48,661,357

Money Market Fund (16.6%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.06%(c)	8,838,545	8,838,545

Total Money Market Fund (Cost $8,838,545)		8,838,545

Total Investments (Cost $52,999,371) — 107.8%		57,499,902
Liabilities in excess of other assets — (7.8)%		(4,153,942)

Net Assets — 100.0%		$53,345,960

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

Investment Abbreviations

AGC	– Assured Guaranty Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
FGIC	– Security guaranteed by Financial Guaranty Insurance Company
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
PSF-GTD	– Security guaranteed by Permanent School Fund Guarantee Program
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans (5.8%)
Commercial Services (0.2%)
Walter Energy, Inc., Term Loan B, 4.000%, 04/02/18(a)(b)	1,241,652	1,214,882

Diversified Financial Services (0.0%)(c)
American Capital Holdings, Inc., Term Loan, 7.500%, 12/31/13(a)(b)	160,717	157,503

Energy (1.9%)
Aventine Renewable Energy Holdings, Inc., Term Loan B, 10.500%, 12/21/15(a)(d)	10,743,944	8,057,958
Chesapeake Energy Corp., Unsecured Term Loan, 8.500%, 12/01/17(a)(b)(e)	5,630,000	5,580,118

		13,638,076

Health Care (0.2%)
Community Health Systems, Inc., Non Extended Term Loan, 2.495%-2.717%, 07/25/14(a)(b)	1,325,000	1,305,867

Media (1.6%)
Tribune Co., Term Loan B, 0.000%, 06/04/14(a)(b)(f)(g)	17,500,000	11,609,150

Oil & Gas (0.4%)
Energy Transfer Equity L.P., New Term Loan B, 3.750%, 03/24/17(a)(b)	2,705,000	2,651,387
Frac Tech International LLC, Term Loan B, 6.250%, 05/06/16(a)(b)	530,000	482,782

		3,134,169

Real Estate (0.5%)
Istar Financial, Inc., Add on Term Loan A1, 5.250%, 03/18/16(a)(b)	4,007,380	3,967,306

Telecommunication Services (0.6%)
Cequel Communications LLC, Term Loan B, 4.000%, 02/14/19(a)(b)	1,551,113	1,517,376
Intelsat Jackson Holdings S.A., Tranche B Term Loan, 5.250%, 04/02/18(a)(b)	1,980,000	1,975,466
Level 3 Financing, Inc., Tranche A Term Loan, 2.491%-2.719%, 03/13/14(a)(b)	1,315,000	1,290,343

		4,783,185

Telecommunications (0.4%)
Zayo Group, LLC, Secured Bridge Loan, 03/18/13(b)(e)(h)(i)	1,610,000	1,610,000
Zayo Group, LLC, Unsecured Bridge Loan, 03/18/13(b)(e)(h)(i)	1,070,000	1,070,000

		2,680,000

Total Bank Loans (Cost $44,517,844)		42,490,138

Corporate Bonds (81.5%)
Advertising (0.4%)
Affinion Group, Inc., 7.875%, 12/15/18	1,675,000	1,427,938
Affinion Group, Inc., 11.500%, 10/15/15	1,650,000	1,406,625

		2,834,563

Aerospace/Defense (0.9%)
BE Aerospace, Inc., 5.250%, 04/01/22	4,295,000	4,423,850
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17	1,700,000	1,831,750

		6,255,600

See Notes to Schedules of Portfolio Investments.

Airlines (2.0%)
Air Canada Inc., 9.250%, 08/01/15(b)(j)	8,855,000	8,655,762
Delta Air Lines, Inc., 9.500%, 09/15/14(b)(j)(k)	2,497,000	2,637,456
Delta Air Lines, Inc., 12.250%, 03/15/15(b)(j)	1,185,000	1,288,688
United Air Lines, Inc., 12.000%, 11/01/13(b)(k)	2,000,000	2,085,000

		14,666,906

Auto Manufacturers (0.6%)
Ford Motor Co., 7.450%, 07/16/31(j)	3,715,000	4,653,038
General Motors Co. Escrow, 7.200%, (d)(g)(i)(j)(l)	17,182,000	—
General Motors Co. Escrow, 8.375%, (d)(g)(i)(j)(l)	36,800,000	—

		4,653,038

Auto Parts & Equipment (0.3%)
Visteon Corp., 6.750%, 04/15/19	2,400,000	2,334,000

Banks (3.4%)
Ally Financial, Inc., 7.500%, 09/15/20(k)	6,000,000	6,742,500
Ally Financial, Inc., 8.000%, 11/01/31(k)	9,060,000	10,622,850
CIT Group, Inc., 5.000%, 05/15/17	6,010,000	6,190,300
Provident Funding Associates LP / PFG Finance Corp., 10.125%, 02/15/19(b)	1,645,000	1,529,850

		25,085,500

Building Materials (0.7%)
Masco Corp., 5.950%, 03/15/22	2,640,000	2,717,579
USG Corp., 8.375%, 10/15/18(b)	855,000	897,750
USG Corp., 9.750%, 01/15/18	1,135,000	1,191,750

		4,807,079

Chemicals (1.0%)
Ineos Finance PLC, 7.500%, 05/01/20(b)	3,985,000	4,014,888
Kinove German Bondco GmbH, 9.625%, 06/15/18(b)	988,000	1,017,640
Rain CII Carbon LLC, 8.000%, 12/01/18(b)	1,825,000	1,843,250
Vertellus Specialties, Inc., 9.375%, 10/01/15(b)	820,000	674,450

		7,550,228

Coal (0.7%)
Arch Coal, Inc., 7.000%, 06/15/19(j)	2,220,000	1,875,900
Peabody Energy Corp., 6.250%, 11/15/21(b)(j)	3,005,000	2,974,950

		4,850,850

Commercial Services (4.7%)
Avis Budget Car Rental LLC, 9.625%, 03/15/18	660,000	722,700
Cenveo Corp., 7.875%, 12/01/13(j)	2,420,000	2,413,950
Cenveo Corp., 11.500%, 05/15/17	7,190,000	6,255,300
Ceridian Corp., 8.875%, 07/15/19(b)(e)	2,135,000	2,204,388
Monitronics International, Inc., 9.125%, 04/01/20(b)(j)	3,755,000	3,604,800
Prospect Medical Holdings, Inc., 8.375%, 05/01/19(b)	3,062,000	3,008,415
ServiceMaster Co., 8.000%, 02/15/20	4,920,000	5,356,650
Speedy Cash, Inc., 10.750%, 05/15/18(b)	2,955,000	3,051,037
UR Financing Escrow Corp., 5.750%, 07/15/18(b)	2,140,000	2,225,600
UR Financing Escrow Corp., 7.375%, 05/15/20(b)	3,015,000	3,150,675
UR Financing Escrow Corp., 7.625%, 04/15/22(b)	2,135,000	2,236,412

		34,229,927

Diversified Financial Services (4.5%)
Aircastle Ltd., 6.750%, 04/15/17(a)	3,090,000	3,120,900
Aircastle Ltd., 7.625%, 04/15/20(a)	3,055,000	3,100,825
Aircastle Ltd., 9.750%, 08/01/18(j)	600,000	664,500
CNG Holdings, Inc., 9.375%, 05/15/20(b)	2,740,000	2,808,500
Community Choice Financial, Inc., 10.750%, 05/01/19(b)	2,585,000	2,559,150
E*Trade Financial Corp. PIK, 12.500%, 11/30/17	4,281,000	4,907,096
International Lease Finance Corp., 8.250%, 12/15/20	1,405,000	1,608,968
International Lease Finance Corp., 8.750%, 03/15/17	7,430,000	8,340,175

See Notes to Schedules of Portfolio Investments.

Nationstar Mortgage LLC / Nationstar Capital Corp., 9.625%, 05/01/19(b)	1,160,000	1,226,700
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.625%, 03/15/20(b)	2,015,000	2,100,638
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.875%, 03/15/22(b)	2,355,000	2,460,975

		32,898,427

Electric (4.3%)
Calpine Corp., 7.250%, 10/15/17(b)	2,105,000	2,262,875
Edison Mission Energy, 7.200%, 05/15/19	2,690,000	1,499,675
Edison Mission Energy, 7.750%, 06/15/16(j)	7,865,000	4,424,062
Energy Future Holdings Corp., 10.000%, 01/15/20	2,145,000	2,289,788
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., 10.000%, 12/01/20	1,080,000	1,174,500
GenOn Energy, Inc., 9.500%, 10/15/18(j)	3,630,000	3,589,162
GenOn Energy, Inc., 9.875%, 10/15/20(j)	740,000	721,500
Midwest Generation LLC, Series B, 8.560%, 01/02/16(j)	6,210,750	5,931,267
NRG Energy, Inc., 7.625%, 05/15/19	2,375,000	2,404,688
NRG Energy, Inc., 7.875%, 05/15/21	2,290,000	2,312,900
Texas Competitive Electric Holdings Co. LLC, 11.500%, 10/01/20(b)(j)	7,075,000	4,828,687

		31,439,104

Electrical Components & Equipment (0.2%)
Anixter, Inc., 5.625%, 05/01/19	1,195,000	1,233,838

Energy — Alternate Sources (0.2%)
First Wind Capital LLC, 10.250%, 06/01/18(b)	1,600,000	1,600,000

Engineering & Construction (0.5%)
Aguila 3 S.A., 7.875%, 01/31/18(b)	3,225,000	3,321,750

Entertainment (2.2%)
Carmike Cinemas, Inc., 7.375%, 05/15/19	1,310,000	1,355,850
Codere Finance Luxembourg SA, 9.250%, 02/15/19(b)	3,015,000	2,125,575
Diamond Resorts Corp., 12.000%, 08/15/18	10,025,000	10,726,750
Pinnacle Entertainment, Inc., 7.750%, 04/01/22(j)	1,170,000	1,250,437
Pinnacle Entertainment, Inc., 8.750%, 05/15/20(j)	750,000	821,250

		16,279,862

Environmental Control (0.5%)
Heckmann Corp., 9.875%, 04/15/18(b)	3,720,000	3,534,000

Food (0.1%)
Post Holdings, Inc., 7.375%, 02/15/22(b)(j)	920,000	970,600

Gas (0.2%)
Sabine Pass LNG LP, 7.500%, 11/30/16	1,565,000	1,643,250

Healthcare — Products (1.6%)
Kinetic Concepts, Inc. / KCI USA, Inc., 10.500%, 11/01/18(b)	4,655,000	4,887,750
Physio-Control International, Inc., 9.875%, 01/15/19(b)	6,450,000	6,869,250

		11,757,000

Healthcare — Services (3.4%)
Apria Healthcare Group, Inc., 11.250%, 11/01/14	500,000	517,500
Community Health Systems, Inc., 8.875%, 07/15/15	108,000	110,835
Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19(b)	1,385,000	1,443,862
Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22(b)	4,500,000	4,685,625
INC Research LLC, 11.500%, 07/15/19(b)	6,900,000	6,693,000
Kindred Healthcare, Inc., 8.250%, 06/01/19	1,525,000	1,414,438
MedImpact Holdings, Inc., 10.500%, 02/01/18(b)	4,375,000	4,593,750
Radiation Therapy Services, Inc., 8.875%, 01/15/17(b)	2,390,000	2,294,400
Tenet Healthcare Corp., 6.250%, 11/01/18	3,240,000	3,426,300

		25,179,710

Holding Companies — Divers (0.5%)
MMI International Ltd., 8.000%, 03/01/17(b)(j)	3,840,000	3,955,200

See Notes to Schedules of Portfolio Investments.

Household Products/Wares (0.7%)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg I SA, 7.875%, 08/15/19(b)	4,875,000	5,277,188

Housewares (0.9%)
Libbey Glass, Inc., 6.875%, 05/15/20(b)	6,125,000	6,293,438

Insurance (1.0%)
Genworth Financial, Inc., 6.150%, 11/15/66(a)	6,005,000	3,452,875
MBIA Insurance Corp., 14.000%, 01/15/33(a)(b)(j)	2,280,000	1,231,200
MBIA, Inc., 5.700%, 12/01/34	2,025,000	1,245,375
MBIA, Inc., 6.625%, 10/01/28	2,650,000	1,722,500

		7,651,950

Internet (2.1%)
Zayo Escrow Corp., 8.125%, 01/01/20(b)	4,655,000	4,864,475
Zayo Escrow Corp., 10.125%, 07/01/20(b)	7,055,000	7,495,937
Zayo Group LLC, 10.250%, 03/15/17	2,600,000	2,895,750

		15,256,162

Investment Companies (0.7%)
Offshore Group Investments Ltd., 11.500%, 08/01/15	4,775,000	5,180,875

Iron/Steel (0.5%)
AK Steel Corp., 8.375%, 04/01/22(j)	1,160,000	986,000
APERAM, 7.375%, 04/01/16(b)	750,000	645,000
APERAM, 7.750%, 04/01/18(b)	750,000	637,500
JMC Steel Group, 8.250%, 03/15/18(b)	1,610,000	1,597,925

		3,866,425

Leisure Time (0.1%)
ClubCorp Club Operations, Inc., 10.000%, 12/01/18	1,000,000	1,060,000

Lodging (1.8%)
Boyd Gaming Corp., 9.000%, 07/01/20(b)	1,695,000	1,699,238
Caesars Entertainment Corp., 8.500%, 02/15/20(b)	3,485,000	3,511,137
Chester Downs & Marina LLC, 9.250%, 02/01/20(b)	1,080,000	1,125,900
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(b)	4,340,000	4,481,050
MGM Resorts International, 7.625%, 01/15/17(j)	2,325,000	2,400,562

		13,217,887

Machinery — Diversified (0.1%)
Manitowoc Co., Inc. (The), 8.500%, 11/01/20(j)	790,000	853,200

Media (3.8%)
Block Communications, Inc., 7.250%, 02/01/20(b)	2,690,000	2,730,350
CCO Holdings LLC / Cap Corp., 6.500%, 04/30/21	800,000	852,000
CCO Holdings LLC / Cap Corp., 7.375%, 06/01/20	585,000	642,769
Cequel Communications Holdings I LLC, 8.625%, 11/15/17(b)	685,000	738,087
Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20(b)	10,670,000	10,429,925
Entravision Communications Corp., 8.750%, 08/01/17	6,367,000	6,749,020
Gray Television, Inc., 10.500%, 06/29/15(j)	3,594,000	3,737,760
Videotron LTee, 5.000%, 07/15/22(b)(j)	1,985,000	2,014,775

		27,894,686

Mining (3.4%)
Consolidated Minerals Ltd., 8.875%, 05/01/16(b)	1,325,000	1,013,625
FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19(b)	2,790,000	2,957,400
Inmet Mining Corp., 8.750%, 06/01/20(b)	19,900,000	19,701,000
Vulcan Materials Co., 7.500%, 06/15/21	940,000	1,034,000

		24,706,025

See Notes to Schedules of Portfolio Investments.

Miscellaneous Manufacturer (0.1%)
Bombardier, Inc., 5.750%, 03/15/22(b)(j)	1,065,000	1,061,006

Oil & Gas (10.1%)
Chesapeake Energy Corp., 6.125%, 02/15/21(j)	2,910,000	2,815,425
Chesapeake Energy Corp., 6.625%, 08/15/20(j)	4,110,000	4,068,900
Chesapeake Energy Corp., 6.875%, 11/15/20(j)	210,000	206,850
CITGO Petroleum Corp., 11.500%, 07/01/17(b)	4,155,000	4,663,987
Comstock Resources, Inc., 7.750%, 04/01/19	2,160,000	1,987,200
Connacher Oil and Gas Ltd., 8.500%, 08/01/19(b)(j)	5,465,000	4,645,250
Endeavour International Corp., 12.000%, 03/01/18(b)	6,430,000	6,687,200
EP Energy LLC / EP Energy Finance, Inc., 6.875%, 05/01/19(b)	1,775,000	1,854,875
EP Energy LLC / EP Energy Finance, Inc., 9.375%, 05/01/20(b)	1,200,000	1,243,500
Halcon Resources Corp., 9.750%, 07/15/20(b)(e)	3,835,000	3,795,496
Hercules Offshore, Inc., 7.125%, 04/01/17(b)	1,080,000	1,047,600
Hercules Offshore, Inc., 10.250%, 04/01/19(b)	620,000	592,100
Linn Energy LLC/Finance Corp., 6.500%, 05/15/19(b)	3,335,000	3,301,650
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20	855,000	921,263
Northern Tier Energy LLC / Northern Tier Finance Corp., 10.500%, 12/01/17	835,000	893,450
Oasis Petroleum, Inc., 6.875%, 01/15/23	2,470,000	2,479,262
Offshore Group Investments Ltd., 11.500%, 08/01/15(b)	4,850,000	5,262,250
Plains Exploration & Production Co., 6.125%, 06/15/19	2,190,000	2,200,950
Resolute Energy Corp., 8.500%, 05/01/20(b)	1,680,000	1,667,400
SandRidge Energy, Inc., 7.500%, 03/15/21	10,860,000	10,724,250
United Refining Co., 10.500%, 02/28/18	10,865,000	11,136,625
WPX Energy, Inc., 6.000%, 01/15/22(j)	2,000,000	1,990,000

		74,185,483

Oil & Gas Services (1.3%)
American Petroleum Tankers LLC, 10.250%, 05/01/15	453,000	472,253
Cie Generale de Geophysique-Veritas, 6.500%, 06/01/21	5,100,000	5,100,000
Hornbeck Offshore Services, Inc., 5.875%, 04/01/20(b)	1,615,000	1,602,887
Oil States International, Inc., 6.500%, 06/01/19	2,140,000	2,225,600

		9,400,740

Packaging & Containers (0.3%)
Consolidated Container Co. LLC/Consolidated Container Capital, Inc., 10.125%, 07/15/20(b)	1,795,000	1,848,850

Pharmaceuticals (1.9%)
ConvaTec Healthcare, 10.500%, 12/15/18(b)	12,120,000	12,180,600
Valeant Pharmaceuticals International, 6.500%, 07/15/16(b)	275,000	287,375
Valeant Pharmaceuticals International, 6.875%, 12/01/18(b)	1,115,000	1,152,631

		13,620,606

Real Estate Investment Trusts (0.2%)
Rouse Co. LP (The), 6.750%, 11/09/15	1,145,000	1,196,525

Retail (2.7%)
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.750%, 05/20/20	2,500,000	2,550,000
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	4,330,000	4,459,900
Landry’s, Inc., 9.375%, 05/01/20(b)	1,800,000	1,829,250
Limited Brands, Inc., 5.625%, 02/15/22	1,800,000	1,854,000
Sally Holdings LLC / Sally Capital, Inc., 5.750%, 06/01/22	5,675,000	5,937,469
Sears Holdings Corp., 6.625%, 10/15/18(j)	3,935,000	3,511,987

		20,142,606

Shipbuilding (0.9%)
Huntington Ingalls Industries, Inc., 6.875%, 03/15/18	1,910,000	1,991,175
Huntington Ingalls Industries, Inc., 7.125%, 03/15/21	4,575,000	4,780,875

		6,772,050

See Notes to Schedules of Portfolio Investments.

Software (0.3%)
Fidelity National Information Services, Inc., 5.000%, 03/15/22(b)(j)	1,985,000	2,019,738

Storage/Warehousing (0.6%)
Niska Gas Storage US LLC / Niska Gas Storage Canada ULC, 8.875%, 03/15/18	4,325,000	4,216,875

Telecommunication Services (13.5%)
Consolidated Communications Finance Co., 10.875%, 06/01/20(b)	820,000	852,800
GeoEye, Inc., 8.625%, 10/01/16(j)	640,000	628,800
GeoEye, Inc., 9.625%, 10/01/15(j)	115,000	120,462
Integra Telecom, Inc., 10.750%, 04/15/16(b)	5,355,000	5,221,125
Intelsat Bermuda Ltd., 11.250%, 02/04/17(k)	2,530,000	2,605,900
Intelsat Jackson Holdings SA, 7.250%, 10/15/20(b)	4,280,000	4,494,000
Intelsat Luxembourg SA, PIK, 11.500%, 02/04/17(b)(k)	2,310,000	2,385,075
Level 3 Financing, Inc., 8.125%, 07/01/19	5,985,000	6,142,106
Level 3 Financing, Inc., 8.625%, 07/15/20	5,620,000	5,901,000
NII Capital Corp., 7.625%, 04/01/21	8,300,000	7,117,250
Nortel Networks Ltd., 10.750%, 07/15/16(g)(k)	13,960,000	15,530,500
Sable International Finance Ltd., 8.750%, 02/01/20(b)(j)	1,770,000	1,893,900
Satmex Escrow, 9.500%, 05/15/17(b)	475,000	496,375
Satmex Escrow SA de CV, 9.500%, 05/15/17	10,795,000	11,280,775
Sprint Capital Corp., 6.875%, 11/15/28	3,545,000	2,853,725
Sprint Capital Corp., 6.900%, 05/01/19(k)	10,364,000	9,742,160
Sprint Nextel Corp., 7.000%, 03/01/20(b)	470,000	488,800
Sprint Nextel Corp., 11.500%, 11/15/21(b)	495,000	551,925
Trilogy International Partners LLC, 10.250%, 08/15/16(b)	7,855,000	6,401,825
UPCB Finance V Ltd., 7.250%, 11/15/21(b)	3,300,000	3,448,500
US West Capital Funding, Inc., 6.875%, 07/15/28	1,635,000	1,576,338
ViaSat, Inc., 6.875%, 06/15/20(b)	2,470,000	2,494,700
West Corp., 7.875%, 01/15/19	755,000	788,975
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17(b)	4,033,498	2,535,110
Wind Acquisition Finance SA, 7.250%, 02/15/18(b)	4,175,000	3,653,125

		99,205,251

Transportation (0.9%)
CHC Helicopter SA, 9.250%, 10/15/20	6,650,000	6,500,375

Trucking & Leasing (0.7%)
Aviation Capital Group Corp., 6.750%, 04/06/21(b)	5,000,000	5,015,650

Total Corporate Bonds (Cost $596,334,764)		597,524,023

Convertible Corporate Bond (0.2%)
Auto Parts & Equipment (0.2%)
Meritor, Inc., 4.625%, 03/01/26(a)(j)	2,145,000	1,863,469

Total Convertible Corporate Bond (Cost $1,856,632)		1,863,469

Preferred Stock (0.4%)
Diversified Financial Services (0.4%)
GMAC Capital Trust I, Series 2, 8.125%, 02/15/40, (a)	121,110	2,912,695

Total Preferred Stock (Cost $3,027,750)		2,912,695

Convertible Preferred Stock (0.6%)
Auto Manufacturers (0.6%)
General Motors Co., Series B, 4.750%, 12/01/13	127,095	4,219,554

Total Convertible Preferred Stock (Cost $4,624,153)		4,219,554

Units (0.1%)
Auto Manufacturers (0.1%)
Motors Liquidation Co. GUC Trust*(g)(j)	55,204	676,249

Total Units (Cost $326,130)		676,249

See Notes to Schedules of Portfolio Investments.

Warrants (0.5%)
Auto Manufacturers (0.5%)
General Motors Co. Expires at 07/10/16 at $10.00*(j)	199,906	2,202,964
General Motors Co. Expires at 07/10/19 at $18.33*	199,906	1,355,363

		3,558,327

Total Warrants (Cost $8,489,022)		3,558,327

Short - Term Investment (10.0%)
RidgeWorth Funds Securities Lending Joint Account(m)	73,572,544	73,572,544

Total Short-Term Investment (Cost $73,572,544)		73,572,544

Money Market Fund (12.1%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(n)	88,579,548	88,579,548

Total Money Market Fund (Cost $88,579,548)		88,579,548

Total Investments (Cost $821,328,387) — 111.2%		815,396,547
Liabilities in excess of other assets — (11.2)%		(81,882,983)

Net Assets — 100.0%		$733,513,564

*	Non-income producing security.
(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2012.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 43.9% of net assets as of June 30, 2012.
(c)	Less than 0.05% of Net Assets.
(d)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(e)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(f)	Bankrupt issuer.
(g)	Security is in default.
(h)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(i)	Valued at fair value using procedures approved by the Board of Trustees. Fair valued securities held by the Fund represent 0.4% of net assets as of June 30, 2012.
(j)	The security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $70,951,943.
(k)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(l)	Security is perpetual in nature and has no stated maturity.
(m)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012 (See Note 2).
(n)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

Investment Abbreviations

PIK	– Payment in-kind
ULC	– Unlimited Liability Company

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

Intermediate Bond Fund

	Shares or Principal Amount($)	Value($)
Collateralized Mortgage Obligations (1.7%)
Agency Collateralized Mortgage Obligations (1.5%)
Federal National Mortgage Association, Series 2011-46, Cl B, 3.000%, 05/25/26	17,592,000	18,461,939

Commercial Mortgage Backed Security (0.2%)
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Cl A3, 5.621%, 11/15/30(a)	1,753,000	1,827,192

Total Collateralized Mortgage Obligations (Cost $17,431,875)		20,289,131

Corporate Bonds (33.0%)
Aerospace/Defense (0.9%)
Boeing Co. (The), 5.125%, 02/15/13	243,000	249,630
Raytheon Co., 1.400%, 12/15/14	3,200,000	3,246,694
United Technologies Corp., 3.100%, 06/01/22	1,061,000	1,111,782
United Technologies Corp., 6.125%, 02/01/19	5,343,000	6,615,954

		11,224,060

Auto Manufacturers (0.5%)
Daimler Finance N.A. LLC, 3.875%, 09/15/21(b)(c)	2,487,000	2,644,184
Volkswagen International Finance, 2.375%, 03/22/17(b)	3,297,000	3,349,178

		5,993,362

Banks (1.1%)
HSBC Bank PLC, 3.100%, 05/24/16(b)	1,780,000	1,838,033
HSBC Bank PLC, 3.500%, 06/28/15(b)	2,840,000	2,969,882
Northern Trust Corp., 4.625%, 05/01/14	667,000	713,734
Northern Trust Corp., 5.200%, 11/09/12	2,995,000	3,044,415
Wells Fargo & Co., 1.250%, 02/13/15, MTN	4,924,000	4,917,195

		13,483,259

Beverages (0.8%)
Anheuser-Busch InBev Worldwide, Inc., 3.000%, 10/15/12	4,385,000	4,414,678
Diageo Capital PLC, 5.200%, 01/30/13	1,305,000	1,340,573
SABMiller Holdings, Inc., 2.450%, 01/15/17(b)	4,087,000	4,212,626

		9,967,877

Biotechnology (0.1%)
Life Technologies Corp., 5.000%, 01/15/21	977,000	1,085,757

Chemicals (1.3%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	1,300,000	1,326,901
E.I. du Pont de Nemours & Co., 4.250%, 04/01/21	1,899,000	2,167,978
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	2,306,000	2,409,825
Praxair, Inc., 1.750%, 11/15/12	6,243,000	6,271,487
Praxair, Inc., 4.625%, 03/30/15	3,143,000	3,462,819

		15,639,010

Commercial Services (0.6%)
ERAC USA Finance LLC, 2.750%, 03/15/17(b)	2,171,000	2,201,507
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	2,629,000	2,927,812
ERAC USA Finance LLC, 5.600%, 05/01/15(b)	1,641,000	1,792,149

		6,921,468

See Notes to Schedules of Portfolio Investments.

Computers (1.6%)
Hewlett-Packard Co., 4.375%, 09/15/21	4,607,000	4,735,010
Hewlett-Packard Co., 4.500%, 03/01/13	1,139,000	1,164,318
Hewlett-Packard Co., 6.125%, 03/01/14	157,000	168,514
IBM Corp., 0.875%, 10/31/14	7,393,000	7,428,494
IBM Corp., 1.250%, 02/06/17	6,094,000	6,109,985

		19,606,321

Diversified Financial Services (4.4%)
ABB Treasury Center USA, Inc., 4.000%, 06/15/21(b)	3,551,000	3,822,815
American Express Credit Corp., 2.375%, 03/24/17, MTN	2,884,000	2,955,904
CME Group, Inc., 5.400%, 08/01/13	2,313,000	2,426,455
CME Group, Inc., 5.750%, 02/15/14	3,407,000	3,673,189
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	5,316,000	5,644,965
General Electric Capital Corp., Series A, 7.125%, (a)(d)	2,000,000	2,112,920
John Deere Capital Corp., 1.250%, 12/02/14, MTN	2,769,000	2,805,570
Lazard Group LLC, 6.850%, 06/15/17	405,000	444,484
Lazard Group LLC, 7.125%, 05/15/15	2,745,000	2,997,540
MassMutual Global Funding LLC, 2.000%, 04/05/17(b)	2,674,000	2,689,576
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	2,861,000	2,976,853
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	3,914,000	3,973,074
TIAA Global Markets, Inc., 5.125%, 10/10/12(b)	4,019,000	4,064,097
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	1,673,000	1,777,007
Woodside Finance Ltd., 4.600%, 05/10/21(b)	5,897,000	6,312,461
Woodside Finance Ltd., 8.125%, 03/01/14(b)	3,378,000	3,709,287

		52,386,197

Electric (1.2%)
Alabama Power Co., 5.800%, 11/15/13	2,160,000	2,308,763
Dominion Resources, Inc., 1.950%, 08/15/16	1,328,000	1,353,278
Duke Energy Carolinas LLC, 4.300%, 06/15/20	880,000	1,006,429
Exelon Generation Co. LLC, 6.200%, 10/01/17	2,402,000	2,769,295
Georgia Power Co., 6.000%, 11/01/13	1,562,000	1,669,328
MidAmerican Energy Holdings Co., Series D, 5.000%, 02/15/14	2,905,000	3,091,864
Southern California Edison Co., 5.750%, 03/15/14	2,522,000	2,733,175

		14,932,132

Electronics (0.1%)
Thermo Fisher Scientific, Inc., 2.250%, 08/15/16	1,236,000	1,278,272

Food (0.7%)
Kellogg Co., 4.250%, 03/06/13	2,001,000	2,048,808
Kraft Foods, Inc., 5.375%, 02/10/20	3,430,000	4,058,908
Kroger Co. (The), 7.500%, 01/15/14	1,526,000	1,672,914

		7,780,630

Healthcare — Products (0.5%)
Becton Dickinson and Co., 3.250%, 11/12/20	1,112,000	1,171,061
Covidien International Finance SA, 6.000%, 10/15/17	2,351,000	2,843,184
Stryker Corp., 2.000%, 09/30/16	1,827,000	1,871,842

		5,886,087

Healthcare — Services (0.9%)
Roche Holdings, Inc., 6.000%, 03/01/19(b)	8,180,000	10,174,644

Insurance (1.6%)
Berkshire Hathaway, Inc., 3.200%, 02/11/15	4,900,000	5,202,761
Berkshire Hathaway, Inc., 4.600%, 05/15/13	2,524,000	2,611,603
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(b)	2,618,000	2,562,868
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	5,795,000	5,983,865
OneBeacon U.S. Holdings, Inc., 5.875%, 05/15/13	2,186,000	2,248,408

		18,609,505

See Notes to Schedules of Portfolio Investments.

Machinery-Diversified (0.5%)
Deere & Co., 2.600%, 06/08/22	6,090,000	6,079,348

Media (1.5%)
Comcast Corp., 3.125%, 07/15/22	3,065,000	3,079,421
Comcast Corp., 4.950%, 06/15/16	1,522,000	1,708,627
NBCUniversal Media LLC, 4.375%, 04/01/21	3,999,000	4,399,404
Thomson Reuters Corp., 5.950%, 07/15/13	526,000	550,395
Time Warner Cable, Inc., 5.850%, 05/01/17	4,567,000	5,366,481
Time Warner Cable, Inc., 8.250%, 02/14/14	2,477,000	2,757,847
Time Warner, Inc., 4.875%, 03/15/20	534,000	601,146

		18,463,321

Mining (1.5%)
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	3,507,000	3,867,772
Barrick International Barbados Corp., 5.750%, 10/15/16(b)	1,666,000	1,931,922
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	2,881,000	2,897,836
Kinross Gold Corp., 5.125%, 09/01/21(c)	5,521,000	5,585,850
Newmont Mining Corp., 3.500%, 03/15/22	4,200,000	4,145,392

		18,428,772

Miscellaneous Manufacturer (1.4%)
3M Co., 1.375%, 09/29/16	1,736,000	1,768,642
Danaher Corp., 3.900%, 06/23/21	2,225,000	2,478,726
General Electric Co., 5.000%, 02/01/13	2,913,000	2,987,500
General Electric Co., 5.250%, 12/06/17	1,548,000	1,807,665
Illinois Tool Works, Inc., 6.250%, 04/01/19	4,078,000	5,052,214
Siemens Financieringsmaatschappij NV, 5.750%, 10/17/16(b)	1,976,000	2,318,045

		16,412,792

Office/Business Equip (0.2%)
Xerox Corp., 6.350%, 05/15/18	2,225,000	2,594,041

Oil & Gas (1.0%)
BP Capital Markets PLC, 2.248%, 11/01/16	3,672,000	3,781,672
Ensco PLC, 4.700%, 03/15/21	3,536,000	3,851,549
Phillips 66, 4.300%, 04/01/22(b)	3,019,000	3,175,888
Statoil ASA, 3.125%, 08/17/17	763,000	821,758

		11,630,867

Oil & Gas Services (0.5%)
Schlumberger Investment SA, 3.300%, 09/14/21(b)	2,925,000	3,064,505
Weatherford International Ltd., 4.950%, 10/15/13	1,160,000	1,213,520
Weatherford International Ltd., 5.125%, 09/15/20	2,064,000	2,215,805

		6,493,830

Pharmaceuticals (1.4%)
Abbott Laboratories, 5.600%, 11/30/17	3,979,000	4,810,810
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	2,754,000	3,329,118
Novartis Securities Investment Ltd., 5.125%, 02/10/19	1,965,000	2,342,718
Schering-Plough Corp., Inc., 6.000%, 09/15/17	2,965,000	3,625,795
Teva Pharmaceutical Finance II/III, 3.000%, 06/15/15	1,996,000	2,100,576
Teva Pharmaceutical Finance LLC, 5.550%, 02/01/16	736,000	834,893

		17,043,910

Pipelines (2.7%)
El Paso Natural Gas Co., 5.950%, 04/15/17	597,000	673,995
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	1,544,000	1,791,931
Energy Transfer Partners LP, 4.650%, 06/01/21	1,916,000	1,979,441

See Notes to Schedules of Portfolio Investments.

Energy Transfer Partners LP, 6.700%, 07/01/18	4,349,000	4,988,529
Enterprise Products Operating LLC, 5.250%, 01/31/20	5,477,000	6,273,892
Enterprise Products Operating LLC, Series G, 5.600%, 10/15/14	2,975,000	3,260,707
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	2,458,000	2,408,840
Southern Natural Gas Co., 5.900%, 04/01/17(b)	374,000	428,156
TC Pipelines LP, 4.650%, 06/15/21	3,066,000	3,234,241
TransCanada PipeLines Ltd., 3.800%, 10/01/20	2,470,000	2,719,275
Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	1,074,000	1,272,232
Williams Partners LP, 4.125%, 11/15/20	3,320,000	3,474,078

		32,505,317

Real Estate Investment Trusts (1.3%)
BioMed Realty LP, 3.850%, 04/15/16	2,189,000	2,253,252
Digital Realty Trust LP, 4.500%, 07/15/15	5,955,000	6,219,729
Digital Realty Trust LP, 5.875%, 02/01/20	1,149,000	1,265,644
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	5,605,000	6,126,943

		15,865,568

Retail (1.3%)
AutoZone, Inc., 3.700%, 04/15/22	2,838,000	2,923,126
Wal-Mart Stores, Inc., 4.250%, 04/15/21	5,849,000	6,745,692
Walgreen Co., 4.875%, 08/01/13	2,212,000	2,310,078
Wesfarmers Ltd., 6.998%, 04/10/13(b)	3,403,000	3,535,431

		15,514,327

Semiconductors (0.3%)
Analog Devices, Inc., 3.000%, 04/15/16	841,000	895,421
Intel Corp., 1.950%, 10/01/16	2,021,000	2,094,413

		2,989,834

Software (0.9%)
Fiserv, Inc., 4.750%, 06/15/21	2,946,000	3,177,346
Oracle Corp., 5.750%, 04/15/18	5,881,000	7,135,388

		10,312,734

Telecommunication Services (1.5%)
AT&T, Inc., 3.875%, 08/15/21	2,765,000	3,011,801
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17(b)	3,055,000	3,310,856
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	1,866,000	1,997,613
Cisco Systems, Inc., 5.500%, 02/22/16	1,761,000	2,043,445
Juniper Networks, Inc., 3.100%, 03/15/16	665,000	690,408
Rogers Communications, Inc., 7.500%, 03/15/15	1,045,000	1,213,430
SBC Communications, Inc., 5.100%, 09/15/14	2,496,000	2,725,198
Verizon Communications, Inc., 5.250%, 04/15/13	2,453,000	2,541,570

		17,534,321

Transportation (0.2%)
United Parcel Service, Inc., 3.125%, 01/15/21	1,952,000	2,090,120

Trucking & Leasing (0.5%)
Aviation Capital Group Corp., 6.750%, 04/06/21(b)	2,256,000	2,263,061
Aviation Capital Group Corp., 7.125%, 10/15/20(b)	3,094,000	3,156,437

		5,419,498

Total Corporate Bonds (Cost $366,715,436)		394,347,181

U.S. Government Agency Mortgages (6.8%)
Federal Home Loan Mortgage Corporation (3.5%)
3.000%, TBA, 15 Year Maturity(e)	2,648,000	2,768,401
Pool #J18890, 3.000%, 04/01/27	3,253,566	3,409,040
Pool #J18984, 3.000%, 04/01/27	5,303,094	5,556,506
Pool #J18800, 3.000%, 04/01/27	2,577,673	2,700,849
Pool #J19310, 3.000%, 06/01/27(e)	10,457,000	10,956,694
Pool #J19417, 3.000%, 06/01/27	16,008,000	16,772,952

		42,164,442

See Notes to Schedules of Portfolio Investments.

Federal National Mortgage Association (1.9%)
2.500%, TBA, 15 Year Maturity(e)	15,000,000	15,421,875
Pool #AM0067, 2.740%, 08/01/22(e)	6,521,000	6,569,908

		21,991,783

Government National Mortgage Association (1.4%)
Pool #751387, 4.743%, 01/20/61	15,334,460	17,044,881

Total U.S. Government Agency Mortgages (Cost $79,914,097)		81,201,106

U.S. Treasury Obligations (54.0%)
U.S. Treasury Notes (54.0%)
0.500%, 10/15/14	269,583,000	270,530,854
0.375%, 03/15/15	31,299,000	31,279,438
1.250%, 10/31/15(f)	91,241,000	93,514,908
1.750%, 05/31/16	138,113,000	144,414,406
1.000%, 03/31/17	25,403,000	25,752,291
3.375%, 11/15/19	21,697,000	25,102,409
1.750%, 05/15/22	54,283,000	54,724,050

Total U.S. Treasury Obligations (Cost $633,301,722)		645,318,356

Preferred Stocks (1.4%)(d)
Banks (0.8%)
PNC Financial Services Group, Inc., Series P, 6.125%	138,125	3,639,594
US Bancorp, Series G, 6.000%	195,175	5,343,891

		8,983,485

Electric (0.3%)
SCE Trust I, 5.625%	139,700	3,559,556

Insurance (0.2%)
Arch Capital Group Ltd., 6.750%	97,850	2,544,100

Real Estate Investment Trusts (0.1%)
Public Storage, Series U, 5.625%	56,800	1,485,320

Total Preferred Stocks (Cost $15,729,097)		16,572,461

Short-Term Investment (0.2%)
RidgeWorth Funds Securities Lending Joint Account(g)	2,199,293	2,199,293

Total Short-Term Investment (Cost $2,199,293)		2,199,293

Money Market Fund (6.9%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(h)	82,161,211	82,161,211

Total Money Market Fund (Cost $82,161,211)		82,161,211

Total Investments (Cost $1,197,452,731) — 104.0%		1,242,088,739
Liabilities in excess of other assets — (4.0)%		(47,702,472)

Net Assets — 100.0%		$1,194,386,267

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2012.

See Notes to Schedules of Portfolio Investments.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 7.3% of net assets as of June 30, 2012.
(c)	The security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $2,143,218.
(d)	Perpetual maturity.
(e)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(f)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(g)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012 (See Note 2).
(h)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

Investment Abbreviations

MTN	– Medium Term Note
TBA	– To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

Investment Grade Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds (88.4%)
Alabama (1.0%)
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC(a)	9,000,000	10,334,160

Alaska (4.8%)
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, AGC(a)	18,000,000	21,581,100
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC(a)	15,500,000	18,546,215
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/32, AGC	7,250,000	8,500,842

		48,628,157

California (13.3%)
California Health Facilities Financing Authority, Series C, RB, 6.250%, 10/01/24	3,500,000	4,199,440
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/33	6,500,000	7,743,450
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/38(a)	5,400,000	6,345,810
California State, GO, 5.250%, 02/01/30(a)	10,000,000	11,352,000
California State, GO, 5.250%, 03/01/30(a)	10,000,000	11,413,600
California State, GO, 6.500%, 04/01/33(a)	24,500,000	29,623,685
California State Department of Water Resources, RB, 5.000%, 12/01/13(b)	2,320,000	2,390,806
California State Department of Water Resources, RB, 5.000%, 12/01/14(b)	3,000,000	3,210,090
California State Department of Water Resources, RB, 5.000%, 12/01/18(b)	2,000,000	2,366,960
California State Department of Water Resources, RB, 5.000%, 12/01/20(b)	2,000,000	2,412,580
California State Department of Water Resources, RB, 5.000%, 12/01/22(b)	6,880,000	8,426,762
Los Angeles California Community College District, Series A, GO, 6.000%, 08/01/33(a)	10,000,000	11,980,300
Los Angeles California Wastewater System, Series A, RB, 5.750%, 06/01/34	5,000,000	5,891,900
Orange County Loma Ridge, COP, 6.000%, 06/01/21, Pre-refunded 06/01/19 @ 100, AMBAC	825,000	999,174
San Francisco City & County Airports Commission, AMT, RB, 5.750%, 05/01/24, AGM	5,000,000	5,751,450
University of California, Series O, RB, 5.750%, 05/15/27	3,000,000	3,615,870
University of California, Series O, RB, 5.750%, 05/15/28(a)	10,000,000	12,027,700
University of California, Series O, RB, 5.750%, 05/15/29(a)	5,095,000	6,106,714

		135,858,291

District of Columbia (1.0%)
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30(a)	8,000,000	9,755,760

Florida (3.2%)
Florida State Board of Education, Capital Outlay, Public Education Project, GO, 9.125%, 06/01/14, ETM(a)	950,000	1,093,621
Florida State Board of Education, Lottery Revenue, Capital Outlay, Public Education Project, Series A, GO, 5.000%, 06/01/20, NATL-RE/FGIC	5,320,000	6,009,898
Florida State Board of Education, Lottery, Series A, RB, 5.375%, 07/01/15, NATL-RE/FGIC	3,500,000	3,535,910
Florida State Board of Governors, Series A, RB, 5.000%, 10/01/19	2,175,000	2,612,436
Florida State Board of Governors, Series A, RB, 5.000%, 10/01/20	2,285,000	2,752,511
Florida State Board of Governors, Series A, RB, 5.000%, 10/01/21	2,410,000	2,918,293
Highlands County Health Facilities Authority, Adventist Health, Series G, RB, 5.125%, 11/15/18(c)	2,900,000	3,299,533

See Notes to Schedules of Portfolio Investments.

Miami-Dade County, Building Better Communities Program, Series B, GO, 6.000%, 07/01/23	2,000,000	2,411,620
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.125%, 07/01/25	3,000,000	3,577,860
Orange County Health Facilities Authority, Series B, RB, 5.000%, 10/01/42	2,500,000	2,593,650
Polk County School District Sales Tax Authority, RB, 5.250%, 10/01/15, AGM	2,000,000	2,169,960

		32,975,292

Georgia (1.4%)
Fulton County Water & Sewer Revenue, RB, 5.000%, 01/01/19	3,500,000	4,220,440
Georgia State, Series B, GO, 5.000%, 07/01/17(a)	5,000,000	5,662,350
Henry County School District, GO, 5.000%, 08/01/13, NATL-RE/FGIC	4,030,000	4,237,102

		14,119,892

Illinois (3.0%)
Chicago IL Waterworks Revenue, RB, 5.000%, 11/01/29	1,500,000	1,725,750
Chicago IL Waterworks Revenue, RB, 5.000%, 11/01/30	2,500,000	2,864,425
Chicago IL Waterworks Revenue, RB, 5.000%, 11/01/31	2,425,000	2,769,835
Chicago IL Waterworks Revenue, RB, 5.000%, 11/01/32	2,000,000	2,273,160
Chicago O’ Hare International Airport, Third Lien, Series D, RB, 5.250%, 01/01/19, NATL-RE, AMT(a)	7,680,000	8,294,861
Grundy Kendall & Will Counties Community School District No. 201, GO, 5.750%, 10/15/21, AGC	4,340,000	5,162,473
Illinois Finance Authority, Series A, RB, 5.000%, 10/01/21	1,500,000	1,863,135
Illinois State Sales Tax, First Series , RB, 5.000%, 06/15/22(a)	2,975,000	3,079,601
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	2,000,000	2,242,960

		30,276,200

Kansas (3.1%)
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(a)	26,090,000	29,894,966
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Series D, RB, 5.000%, 11/15/22	2,000,000	2,236,840

		32,131,806

Maryland (1.5%)
Maryland State Department of Transportation, Consolidated Transportation, RB, 5.000%, 05/01/17, Pre-refunded 05/01/14 @ 100	4,500,000	4,877,100
Maryland State Department of Transportation, RB, 5.000%, 02/15/19	9,000,000	10,792,710

		15,669,810

Massachusetts (5.0%)
Commonwealth of Massachusetts, Series B, GO, 5.000%, 06/01/24(a)	14,990,000	17,873,327
Massachusetts School Building Authority, Series A, RB, 5.000%, 08/15/21(b)	10,500,000	13,090,140
Massachusetts School Building Authority, Series A, RB, 5.000%, 08/15/22, Pre-refunded 08/15/15 @ 100	5,000,000	5,706,250
Massachusetts School Building Authority, Series A, RB, 5.000%, 08/15/26(b)	5,000,000	6,000,150
Massachusetts State, Consolidated Lien, Series C, GO, 5.000%, 01/01/15	2,000,000	2,224,880
Massachusetts State, Consolidated Lien, Series C, GO, 5.000%, 09/01/18	5,310,000	6,029,186

		50,923,933

Michigan (3.5%)
Michigan Finance Authority, RB, 5.000%, 01/01/18	8,500,000	10,210,795
Michigan Finance Authority, RB, 5.000%, 07/01/21	10,000,000	11,813,800
Michigan Municipal Bond Authority, RB, 5.000%, 10/01/17(a)	9,270,000	10,557,139
Michigan State Municipal Bond Authority, Clean Water State Revolving Fund, RB, 5.375%, 10/01/17, Pre-refunded 10/01/12 @ 100(a)	3,300,000	3,343,758

		35,925,492

See Notes to Schedules of Portfolio Investments.

Missouri (0.8%)
Missouri State Highways & Transit Commission State Road, Second Lien, RB, 5.250%, 05/01/20	6,500,000	7,783,945

New Jersey (11.3%)
Garden State Preservation Trust, Series A, RB, 5.000%, 11/01/20	3,000,000	3,741,510
Garden State Preservation Trust, Series A, RB, 5.000%, 11/01/21	1,700,000	2,136,560
Monmouth County Improvement Authority, RB, 4.000%, 12/01/17	1,500,000	1,736,235
Monmouth County Improvement Authority, RB, 4.000%, 12/01/19	1,800,000	2,115,216
Monmouth County Improvement Authority, RB, 4.000%, 12/01/20	2,000,000	2,353,000
Monmouth County Improvement Authority, RB, 4.000%, 12/01/21	2,175,000	2,566,892
New Jersey Economic Development Authority, RB, 4.000%, 06/15/19	2,500,000	2,689,350
New Jersey Economic Development Authority, RB, 5.000%, 06/15/18	4,000,000	4,542,520
New Jersey Economic Development Authority, RB, 5.000%, 06/15/19	2,500,000	2,846,500
New Jersey Economic Development Authority, RB, 5.000%, 06/15/20	6,700,000	7,643,159
New Jersey Economic Development Authority, RB, 5.000%, 06/15/22, AGM	5,000,000	5,729,800
New Jersey Economic Development Authority, RB, 5.000%, 06/15/23	10,500,000	11,874,240
New Jersey Higher Education Student Assistance Authority, AMT, RB, 4.000%, 12/01/17	3,100,000	3,285,411
New Jersey Higher Education Student Assistance Authority, AMT, Series 1A, RB, 4.000%, 12/01/19	5,000,000	5,194,250
New Jersey Higher Education Student Assistance Authority, AMT, Series 1A, RB, 5.000%, 12/01/20	9,775,000	10,767,358
New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, RB, 6.000%, 12/15/38	7,710,000	8,912,297
New Jersey State Transportation Trust Fund Authority, Transportation System, Series D, RB, 5.000%, 06/15/19, AGM(a)	13,125,000	14,497,612
New Jersey Transportation Trust Fund Authority, Series A, RB, 6.000%, 06/15/35, ST APPROP	5,305,000	6,403,719
New Jersey Transportation Trust Fund Authority, Series B, RB, 5.250%, 12/15/17, NATL-RE/FGIC(a)	15,000,000	16,942,200

		115,977,829

New Mexico (0.6%)
New Mexico Finance Authority, Public Project Revolving Fund, Series C, RB, 5.000%, 06/01/21, AMBAC	5,595,000	5,997,225

New York (12.8%)
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC	5,340,000	6,170,423
Erie County Industrial Development Agency, RB, 5.000%, 05/01/19, State Aid Withholding	2,000,000	2,409,620
Metropolitan Transportation Authority, Series D, RB, 5.000%, 11/15/21(b)	8,250,000	9,769,403
Nassau County, Series A, GO, 5.000%, 04/01/19	7,740,000	9,183,046
Nassau County, Series A, GO, 5.000%, 04/01/20	7,715,000	9,192,654
Nassau County, Series A, GO, 5.000%, 04/01/21	8,155,000	9,761,698
New York City, GO, 5.000%, 04/01/20(a)	11,350,000	13,769,139
New York City, Series I, GO, 5.000%, 08/01/18	2,500,000	3,008,125
New York City, Series I, GO, 5.000%, 08/01/21(a)	11,500,000	14,047,020
New York City, Series I, GO, 5.000%, 08/01/23	7,500,000	9,097,800
New York City Municipal Water Finance Authority, Water & Sewer System, Series A, RB, 5.750%, 06/15/40(a)	15,330,000	18,506,989
New York City Transitional Finance Authority, Building Aid, Series S-2, RB, 6.000%, 07/15/38, State Aid Withholding(a)	7,500,000	8,744,250
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 5.000%, 02/01/28	5,000,000	5,738,950
New York State Thruway Authority, Series B, RB, 5.000%, 04/01/18, AMBAC	5,700,000	6,461,805
Port Authority of New York & New Jersey, AMT, RB, 3.000%, 10/01/14, GO of Authority	4,765,000	4,993,339

		130,854,261

See Notes to Schedules of Portfolio Investments.

North Carolina (2.3%)
Charlotte, Series A, GO, 5.000%, 07/01/20	5,000,000	6,300,450
North Carolina State, Series A, GO, 5.000%, 03/01/17	3,000,000	3,580,770
Raleigh, Series B, GO, 5.000%, 04/01/20	4,700,000	5,885,575
Raleigh, Series B, GO, 5.000%, 04/01/21	4,700,000	5,941,411
University of North Carolina, Chapel Hill, Series A, RB, 5.000%, 02/01/14	1,885,000	2,003,943

		23,712,149

Ohio (2.7%)
Ohio State, Series C, GO, 5.000%, 09/15/20	22,695,000	28,008,126

Oregon (0.8%)
Oregon State Department of Transportation, Highway User Tax, Series B, RB, 5.000%, 11/15/17, Pre-refunded 11/15/14 @ 100	2,500,000	2,770,300
Tri-County Metropolitan Transportation District, Refunding Limited Tax Pledge, Series A, RB, 5.000%, 09/01/20, AGM	5,170,000	5,809,374

		8,579,674

Pennsylvania (2.4%)
Allegheny County Port Authority, RB, 5.750%, 03/01/29	7,500,000	8,709,825
Easton Area School District, Series 2006, GO, 7.750%, 04/01/25, AGM	3,980,000	4,820,735
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/23, GO of University	6,750,000	8,294,198
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/24, GO of University	2,500,000	3,051,275

		24,876,033

South Carolina (0.3%)
South Carolina State Public Service Authority, Series A, RB, 5.000%, 01/01/17, Pre-refunded 01/01/14 @ 100, AGM	2,300,000	2,460,103

Tennessee (1.4%)
Knoxville, GO, 5.000%, 05/01/17	3,000,000	3,584,880
Knoxville, GO, 5.000%, 05/01/19	4,430,000	5,455,811
Shelby County Health Educational & Housing Facilities Board, RB, 5.000%, 05/01/42	5,000,000	5,344,350

		14,385,041

Texas (5.2%)
Austin, Series 2005, GO, 5.000%, 09/01/19, NATL-RE	5,000,000	5,584,300
Dallas Independent School District, GO, 6.375%, 02/15/34, PSF-GTD(a)	6,000,000	7,470,000
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Series B, RB, 7.125%, 12/01/31	4,050,000	4,867,087
Houston Higher Education Finance Corp., Series A, RB, 4.000%, 02/15/22	1,000,000	1,003,930
Houston Higher Education Finance Corp., Series A, RB, 5.000%, 02/15/32	1,250,000	1,295,362
Houston Higher Education Finance Corp., Series A, RB, 5.000%, 02/15/42	5,000,000	5,103,150
Lower Colorado River Authority, Series A, RB, 5.875%, 05/15/15, AGM	1,185,000	1,190,131
Mansfield Independent School District, GO, 1.750%, 08/01/42, PSF-GTD(a)	7,500,000	7,654,500
North Harris County Regional Water Authority, RB, 5.250%, 12/15/18, NATL-RE	2,690,000	2,940,547
San Antonio Electric & Gas, RB, 5.000%, 02/01/24, Pre-refunded 02/01/15 @ 100	1,875,000	2,092,519
Texas State Public Finance Authority, Unemployment Comp., Series A, RB, 5.000%, 01/01/15	5,000,000	5,560,850
Texas State Public Finance Authority, Charter School Finance Corp., Series A, RB, 6.200%, 02/15/40	2,850,000	3,274,678
Texas State University Systems Financing, RB, 5.000%, 03/15/18, AGM	5,035,000	5,582,607

		53,619,661

Virginia (4.6%)
Norfolk, Series C, GO, 5.000%, 04/01/23	5,875,000	6,799,490
Richmond, Series A, GO, 5.000%, 03/01/25, State Aid Withholding	3,305,000	4,002,983
Virginia Public Building Authority, Series D, RB, 5.000%, 08/01/17	4,000,000	4,366,080
Virginia Resources Authority, Series A, RB, 5.000%, 11/01/32	8,000,000	9,506,880
Virginia Resources Authority, Series A, RB, 5.000%, 11/01/33	8,000,000	9,451,920
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series A, RB, 5.000%, 11/01/31	5,000,000	5,971,450
Virginia State, Series D, GO, 5.000%, 06/01/18	6,000,000	7,348,020

		47,446,823

See Notes to Schedules of Portfolio Investments.

Washington (2.4%)
Central Puget Sound Regional Transit Authority, Series A, RB, 5.000%, 11/01/23, AMBAC(a)	6,000,000	6,667,680
Pierce County School District No. 10, Tacoma, GO, 5.000%, 12/01/16, NATL-RE/FGIC	5,200,000	5,531,708
Washington State, Series A, GO, 5.000%, 07/01/19, Pre-refunded 07/01/2014 @ 100	2,855,000	3,118,288
Washington State, Series A, GO, 5.000%, 07/01/20, AGM	7,700,000	8,678,131

		23,995,807

Total Municipal Bonds (Cost $856,200,330)		904,295,470

Money Market Fund (14.6%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.06%(d)	149,595,964	149,595,964

Total Money Market Fund (Cost $149,595,964)		149,595,964

Total Investments (Cost $1,005,796,294) — 103.0%		1,053,891,434
Liabilities in excess of other assets — (3.0)%		(30,354,973)

Net Assets — 100.0%		$1,023,536,461

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(c)	Variable or floating rate security. Rate disclosed is as of June 30, 2012.
(d)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

Investment Abbreviations

AGC	– Security guaranteed by Assured Guaranty Corporation
AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
COP	– Certificate of Participation
ETM	– Escrowed to Maturity
FGIC	– Security guaranteed by Financial Guaranty Insurance Company
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
PSF-GTD	– Security guaranteed by Permanent School Fund Guarantee Program
RB	– Revenue Bond
ST APPROP	– State Appropriation

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

Limited Duration Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities (14.7%)
Credit Card (8.6%)
Discover Card Master Trust, Series 2007-A2, Cl A2, 0.808%, 06/15/15(a)	1,000,000	1,001,440

Home Equity (6.1%)
HSBC Home Equity Loan Trust, Series 2006-2, Cl A1, 0.394%, 03/20/36(a)	752,954	709,993

Total Asset-Backed Securities (Cost $1,716,109)		1,711,433

Collateralized Mortgage Obligations (75.0%)
Agency Collateralized Mortgage Obligations (73.9%)
Federal Home Loan Mortgage Corporation, Series 2589, Cl F, 0.443%, 03/17/33(a)	981,352	979,252
Federal Home Loan Mortgage Corporation, Series 3877, Cl FN, 0.542%, 02/15/25(a)	1,467,177	1,466,897
Federal National Mortgage Association, Series 2004-79, Cl FM, 0.545%, 11/25/24(a)	1,949,111	1,946,847
Federal National Mortgage Association, Series 2010-90, Cl MF, 0.645%, 04/25/28(a)	1,552,067	1,551,558
Federal National Mortgage Association, Series 2011-98, Cl FL, 0.545%, 10/25/26(a)	2,657,155	2,653,269

		8,597,823

Commercial Mortgage Backed Securities (1.1%)
Citigroup Commercial Mortgage Trust, Series 2004-C2, Cl A3, 4.380%, 10/15/41	26,062	26,052
JPMorgan Chase Commercial Mortgage Securities, Series 2004-CBX, Cl A4, 4.529%, 01/12/37	95,769	95,760

		121,812

Total Collateralized Mortgage Obligations (Cost $8,687,051)		8,719,635

U.S. Government Agency Mortgages (4.3%)
Academic Loan Funding Trust (4.3%)
Series 2012-1A, Cl A1, 1.044%, 12/27/22 (a)(b)	500,000	499,025

Total U.S. Government Agency Mortgages (Cost $499,026)		499,025

Money Market Fund (6.0%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	697,975	697,975

Total Money Market Fund (Cost $697,975)		697,975

Total Investments (Cost $11,600,161) — 100.0%		11,628,068
Other assets in excess of liabilities — 0.0%(d)		273

Net Assets — 100.0%		$11,628,341

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2012.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 4.3% of net assets as of June 30, 2012.
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.
(d)	Less than 0.05% of Net Assets.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

Limited-Term Federal Mortgage Securities Fund

	Shares or Principal Amount($)	Value($)
Collateralized Mortgage Obligations (21.7%)
Agency Collateralized Mortgage Obligations (16.9%)
Federal Home Loan Mortgage Corporation, Series 2945, Cl CZ, 5.000%, 03/15/35	798,325	891,590
Federal Home Loan Mortgage Corporation, Series 3774, Cl EW, 3.500%, 12/15/25	411,000	449,350
Federal Home Loan Mortgage Corporation, Series 3780, Cl CL, 3.500%, 12/15/25(a)	1,464,695	1,593,668
Federal National Mortgage Association, Series 2010-136, Cl FG, 0.745%, 12/25/30(b)	1,046,115	1,049,254
Federal National Mortgage Association, Series 2010-144, Cl YB, 3.000%, 12/25/25	500,000	525,116
Federal National Mortgage Association, Series 2011-36, Cl DB, 3.000%, 05/25/26	1,049,584	1,101,148

		5,610,126

Agency Collateralized Planned Amortization Class Mortgage Obligations (3.2%)
Federal Home Loan Mortgage Corporation, Series 3763, Cl VQ, 4.000%, 07/15/27	180,000	198,719
Federal National Mortgage Association, Series 2011-8, Cl PV, 4.000%, 01/25/30	789,000	864,859

		1,063,578

Commercial Mortgage Backed Security (1.6%)
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Cl AM, 5.378%, 10/15/44(b)	500,000	545,498

Total Collateralized Mortgage Obligations (Cost $6,489,671)		7,219,202

U.S. Government Agency Mortgages (75.5%)
Federal Home Loan Mortgage Corporation (47.6%)
Pool #J12604, 4.000%, 07/01/25	569,403	602,092
Pool #J14868, 4.000%, 03/01/26	1,802,777	1,908,525
Pool #J18114, 3.000%, 02/01/27	980,744	1,027,610
Pool #J19132, 3.000%, 05/01/27	398,342	417,377
Pool #J19285, 2.500%, 06/01/27	1,483,362	1,528,055
Pool #C01785, 5.000%, 02/01/34(a)	2,210,196	2,391,418
Pool #A30380, 5.500%, 12/01/34	470,369	520,642
Pool #A34054, 6.000%, 04/01/35	307,589	340,588
Pool #A46278, 5.000%, 07/01/35	410,947	450,614
Pool #G02109, 6.000%, 03/01/36	638,847	703,909
Pool #G02163, 5.000%, 04/01/36	278,650	300,365
Pool #G04997, 5.000%, 01/01/37	1,033,421	1,113,957
Pool #G03092, 5.500%, 07/01/37	505,977	556,736
Pool #G05326, 5.000%, 02/01/38	377,133	406,523
Pool #G04337, 5.500%, 04/01/38	1,062,150	1,155,758
Pool #G06079, 6.000%, 07/01/39	625,085	686,988
Pool #848553, 2.652%, 06/01/41(b)	428,420	446,524
2.500%, TBA, 15 Year Maturity(c)	750,000	766,875
3.000%, TBA, 15 Year Maturity(c)	500,000	522,734

		15,847,290

Federal National Mortgage Association (27.9%)
Pool #471092, 2.740%, 04/01/22	1,258,438	1,299,428
Pool #655219, 3.500%, 08/01/32	142,693	151,563
Pool #730727, 5.000%, 08/01/33	366,519	404,447
Pool #725703, 6.000%, 08/01/34(a)	1,172,045	1,319,795
Pool #725773, 5.500%, 09/01/34	1,654,200	1,817,561

See Notes to Schedules of Portfolio Investments.

Pool #735500, 5.500%, 05/01/35	370,377	406,259
Pool #888344, 5.000%, 10/01/35(c)	619,392	672,067
Pool #AE0115, 5.500%, 12/01/35	615,099	675,718
Pool #745428, 5.500%, 01/01/36	314,335	344,788
Pool #995082, 5.500%, 08/01/37	213,605	234,699
Pool #889529, 6.000%, 03/01/38	689,297	768,005
Pool #995724, 6.000%, 04/01/39	642,855	716,261
Pool #AD0439, 6.000%, 07/01/39	429,633	473,455

		9,284,046

Total U.S. Government Agency Mortgages (Cost $24,606,573)		25,131,336

Money Market Fund (7.1%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(d)	2,354,567	2,354,567

Total Money Market Fund (Cost $2,354,567)		2,354,567

Total Investments (Cost $33,450,811) — 104.3%		34,705,105
Liabilities in excess of other assets — (4.3)%		(1,431,510)

Net Assets — 100.0%		$33,273,595

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2012.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

Investment Abbreviations

TBA	– To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

North Carolina Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds (97.1%)
Georgia (1.4%)
Atlanta Airport Revenue, Series B, RB, 5.000%, 01/01/42	650,000	711,743

New Jersey (1.2%)
New Jersey State Higher Education Student Assistance Authority, AMT, RB, 5.000%, 12/01/18	585,000	645,390

North Carolina (87.9%)
Cape Fear Public Utility Authority, Water & Sewer System, RB, 5.000%, 08/01/35(a)	1,855,000	2,111,602
Charlotte Douglas Airport Revenue, Series B, 5.000%, 07/01/36	1,000,000	1,062,550
Charlotte Water & Sewer System, RB, 5.000%, 07/01/21	1,080,000	1,281,301
Charlotte-Mecklenburg Hospital Authority, Series A, RB, 5.000%, 01/15/30	1,000,000	1,136,450
Charlotte-Mecklenburg Hospital Authority, Health Care Systems, Series A, RB, 5.000%, 01/15/21	1,000,000	1,110,800
Durham, GO, 4.000%, 06/01/17	1,165,000	1,343,478
Forsyth County, GO, 4.000%, 02/01/15	1,300,000	1,419,041
Greensboro, Series C, GO, 5.000%, 02/01/19	1,385,000	1,710,336
Greensboro NC Combined Water & Sewer System Revenue, Series A, RB, 4.000%, 06/01/14	1,495,000	1,597,288
Greensboro, Enterprise System, Series A, RB, 5.000%, 06/01/25(a)	1,605,000	1,838,544
Iredell County School Project, COP, 5.125%, 06/01/27, AGM	1,000,000	1,106,940
Nash Health Care Systems Health Care Facilities, RB, 5.000%, 11/01/41	1,650,000	1,741,773
New Hanover County Hospital, New Hanover Regional Medical Center, Series B, RB, 5.125%, 10/01/31, AGM(a)	2,000,000	2,179,780
North Carolina Capital Facilities Finance Agency, RB, 5.250%, 03/01/33(a)	2,000,000	2,139,200
North Carolina Capital Facilities Finance Agency, Duke University Project, Series A, RB, 5.250%, 07/01/42, Pre-refunded 10/01/2012 @ 100(a)	1,000,000	1,012,920
North Carolina Eastern Municipal Power Agency, RB, 6.000%, 01/01/18, AMBAC	1,010,000	1,233,180
North Carolina Eastern Municipal Power Agency, Power System, Series C, RB, 5.375%, 01/01/16	500,000	511,725
North Carolina Infrastructure Finance Corp., Series A, COP, 5.000%, 02/01/15	1,000,000	1,112,580
North Carolina Medical Care Commission Health Care Facilities, Series A, RB, 6.125%, 10/01/39	750,000	846,127
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Series D, RB, 6.000%, 12/01/29	750,000	853,290
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Series D, RB, 6.250%, 12/01/33(a)	2,000,000	2,318,820
North Carolina Medical Care Commission Health Care Facilities, Wake County Hospital System, Series A, RB, 5.625%, 10/01/29, AGM	500,000	558,120
North Carolina Medical Care Commission Health Care Facilities, Wake County Hospital System, Series A, RB, 5.875%, 10/01/38, AGM	500,000	560,920
North Carolina Municipal Power Agency, No. 1 Catawba Electric, RB, ETM, 5.000%, 01/01/20	1,600,000	2,003,840
North Carolina Municipal Power Agency, No. 1 Catawba Electric, Series A, RB, 5.000%, 01/01/30(a)	3,000,000	3,287,190
North Carolina Municipal Power Agency, No. 1 Catawba Electric, Series A, RB, 5.250%, 01/01/15	1,000,000	1,109,900
North Carolina State, Series A, GO, 5.000%, 03/01/16	1,000,000	1,116,830
North Carolina State, Series C, GO, 5.000%, 05/01/20	1,000,000	1,257,070
North Carolina State Ports Authority Facilities, Series A, RB, 5.250%, 02/01/40	1,500,000	1,634,850

See Notes to Schedules of Portfolio Investments.

Wake County, Series C, GO, 5.000%, 03/01/23	1,000,000	1,283,550
Wake County, Series C, GO, 5.000%, 03/01/24	1,400,000	1,797,894
Winston-Salem North Carolina Water & Sewer System, RB, 5.000%, 06/01/39(a)	2,000,000	2,264,340

		46,542,229

Pennsylvania (0.7%)
Montgomery County, Industrial Development Authority, RB, 5.000%, 11/15/26(b)	360,000	384,721

Puerto Rico (3.8%)
Puerto Rico Commonwealth Highway & Transportation Authority Highway, Series CC, RB, 5.500%, 07/01/30	720,000	795,953
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, RB, 6.000%, 08/01/42	1,100,000	1,228,117

		2,024,070

Texas (2.1%)
Dallas/Fort Worth International Airport, Series C, RB, 5.000%, 11/01/45	1,000,000	1,078,860

Total Municipal Bonds (Cost $47,792,253)		51,387,013

Money Market Fund (2.6%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.06%(c)	1,385,226	1,385,226

Total Money Market Fund (Cost $1,385,226)		1,385,226

Total Investments (Cost $49,177,479) — 99.7%		52,772,239
Other assets in excess of liabilities — 0.3%		170,322

Net Assets — 100.0%		$52,942,561

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
COP	– Certificate of Participation
ETM	– Escrowed to Maturity
GO	– General Obligation
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

Seix Floating Rate High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans (90.9%)
Aerospace/Defense (2.7%)
AM General LLC, Term Loan, 3.219%, 09/30/13(a)(b)(c)	18,188,522	17,063,198
AM General LLC, Synthetic Letter of Credit, 3.245%, 09/28/12(a)(b)(c)	1,145,248	1,074,392
AWAS Finance Luxembourg 2012 S.A., New Term Loan, 07/16/18(a)(b)(c)(d)	4,660,000	4,633,811
DAE Aviation Holdings, Inc., Term Loan B2, 5.470%, 07/31/14(a)(b)	10,355,117	10,191,195
DAE Aviation Holdings, Inc., Term Loan B1, 5.470%, 07/31/14(a)(b)	10,890,312	10,717,918
DigitalGlobe, Inc., Term Loan B, 5.750%, 10/07/18(a)(b)	20,432,325	20,168,339
Huntington Ingalls Industries, Inc., Term Loan A, 2.750%, 03/30/16(a)(b)	12,482,813	12,357,984
Sequa Corp., Term Loan, 3.720%, 12/03/14(a)(b)	4,723,085	4,613,131
Sequa Corp., Incremental Term Loan, 6.250%, 12/03/14(a)(b)	3,830,750	3,827,570
TASC, Inc., New Term Loan B, 4.500%, 12/18/15(a)(b)	2,907,657	2,844,649
Transdigm, Inc., Add-On Term Loan B2, 4.000%, 02/14/17(a)(b)	9,571,900	9,571,900
Transdigm, Inc., New Term Loan B, 4.000%, 02/14/17(a)(b)	4,225,650	4,216,861

		101,280,948

Auto Manufacturers (0.7%)
Delphi Corp., Term Loan B, 3.500%, 03/31/17(a)(b)	23,421,900	23,363,345
TI Group Automotive Systems LLC, New Term Loan, 6.750%, 03/14/18(a)(b)	3,336,638	3,255,991

		26,619,336

Auto Parts & Equipment (1.5%)
Allison Transmission, Inc., Term Loan B, 2.750%, 08/07/14(a)(b)	21,432,476	21,137,780
HHI Holdings LLC, New Term Loan B, 7.000%-7.750%, 03/21/17(a)(b)	7,875,987	7,875,987
Metaldyne Co. LLC, New Term Loan B, 5.250%, 05/18/17(a)(b)	3,559,938	3,515,438
Remy International, Inc., Term Loan B, 6.250%, 12/16/16(a)(b)	6,721,547	6,704,744
Tomkins LLC, New Term Loan B, 4.250%, 09/29/16(a)(b)	15,857,601	15,833,814

		55,067,763

Building Materials (0.2%)
Goodman Global, Inc., 1st Lien Term Loan, 5.750%, 10/28/16(a)(b)	5,114,929	5,106,183
Goodman Global, Inc., 2nd Lien Term Loan, 9.000%, 10/30/17(a)(b)	890,909	900,709

		6,006,892

Chemicals (4.3%)
Ascend Performance Materials LLC, Term Loan B, 6.750%, 04/10/18(a)(b)	31,131,975	30,223,855
Ashland, Inc., Term Loan B, 3.750%, 08/23/18(a)(b)	29,254,781	29,288,424
Huntsman International LLC, Extended Term Loan B, 2.846%, 04/19/17(a)(b)	7,497,651	7,336,977
Ineos US Finance LLC, 6 year Term Loan, 6.500%, 05/04/18(a)(b)(c)	41,880,038	40,949,463
Momentive Specialty Chemicals, Inc., Term Loan C3 Credit Linked Deposit, 2.274%, 05/03/13(a)(b)	1,762,355	1,656,614
Momentive Specialty Chemicals, Inc., Extended Term Loan C-1B, 4.000%, 05/05/15(a)	16,659	16,039
Nexeo Solutions LLC, Term Loan B, 5.000%, 09/08/17(a)(b)	8,914,083	8,668,945
PolyOne Corp., Term Loan, 5.000%, 12/20/17(a)(b)	2,875,550	2,871,956
Styron S.A.R.L. LLC, New Term Loan B, 6.000%-6.750%, 08/02/17(a)(b)	19,602,537	18,340,722
Taminco Global Chemical Corp., Term Loan B1, 5.250%, 02/15/19(a)(b)	4,563,563	4,540,745
Univar, Inc., Term Loan B, 5.000%, 06/30/17(a)(b)	19,294,015	18,910,257

		162,803,997

See Notes to Schedules of Portfolio Investments.

Commercial Services (2.2%)
Acosta, Inc., Term Loan C, 03/01/18(a)(b)(c)(d)	2,795,000	2,788,012
Acosta, Inc., Term Loan, 5.750%, 03/01/18(a)(b)	4,378,859	4,362,438
AlixPartners LLP, Term Loan B2, 05/29/19(a)(b)(c)(d)	8,715,000	8,601,705
Booz Allen Hamilton, Inc., Term Loan B, 3.750%, 08/03/17(a)(b)	2,192,250	2,188,830
Cengage Learning Acquisitions, Inc., Non Extended Term Loan, 2.500%, 07/03/14(a)(b)(c)	15,719,690	14,540,713
Hertz Corp. (The), Term Loan B, 3.750%, 03/09/18(a)(b)	11,741,549	11,596,423
Instant Web, Inc., Term Loan B, 3.620%, 08/07/14(a)(b)	9,768,190	7,643,609
JMC Steel Group, Inc., Term Loan, 4.750%, 04/03/17(a)(b)	1,885,468	1,861,899
Merrill Communications LLC, Term Loan, 7.750%, 12/24/12(a)(b)	2,824,065	2,640,501
Merrill Communications LLC, 2nd Lien Term Loan, 14.000%, 11/15/13(a)(b)	2,136,683	1,296,261
Moneygram International, Inc., Term Loan B1, 4.250%, 11/17/17(a)(b)	2,729,375	2,679,346
Moneygram International, Inc., Term Loan B, 4.250%, 11/20/17(a)(b)	5,400,011	5,301,029
Protection One, Inc., Term Loan, 5.750%, 03/21/19(a)(b)	5,067,300	5,038,822
Vertafore, Inc., Term Loan, 5.250%, 07/29/16(a)(b)	5,833,488	5,799,479
Walter Energy, Inc., Term Loan B, 4.000%, 04/02/18(a)(b)	6,000,616	5,871,243

		82,210,310

Consumer Discretionary (0.1%)
Collective Brands Finance, Inc., Term Loan A, 2.993%, 08/18/14(a)(b)	2,920,828	2,905,289

Consumer Staples (0.1%)
Revlon Consumer Products Corp., New Term Loan B, 4.750%, 11/17/17(a)(b)	4,847,043	4,816,749

Diversified Financial Services (6.8%)
Affinion Group, Inc., Term Loan B, 5.000%, 07/16/15(a)(b)	14,962,219	13,608,139
American Capital Holdings, Inc., Term Loan, 7.500%, 12/31/13(a)(b)	642,996	630,136
Asset Acceptance Capital Corp., New Term Loan B, 8.750%, 11/14/17(a)(b)	2,437,500	2,431,406
BNY ConvergEx Group LLC, Eze 2nd Lien Term Loan, 8.750%, 12/18/17(a)(b)	1,103,985	1,043,266
BNY ConvergEx Group LLC, Eze Term Loan, 5.250%, 12/19/16(a)(b)	4,537,438	4,374,862
BNY ConvergEx Group LLC, Top Borrower 2nd Lien, 8.750%, 12/18/17(a)(b)	2,631,015	2,486,309
BNY ConvergEx Group LLC, Top Borrower Term Loan, 5.250%, 12/19/16(a)(b)	10,330,081	9,959,955
Delos Aircraft, Inc., Term Loan 2, 4.750%, 04/12/16(a)(b)	9,330,000	9,341,662
First Data Corp., Non-Extended Term Loan B3, 2.995%, 09/24/14(a)(b)	4,984,679	4,793,317
First Data Corp., Non-Extended Term Loan B1, 2.995%, 09/24/14(a)(b)	11,531,872	11,093,200
First Data Corp., Non-Extended Term Loan B2, 2.995%, 09/24/14(a)(b)	26,559,776	25,540,146
Interactive Data Corp., New Term Loan B, 4.500%, 02/12/18(a)(b)	11,338,572	11,131,530
Lawson Software, Inc., Term Loan B1, 5.750%, 10/18/16(a)(b)	6,490,000	6,498,112
Lawson Software, Inc., Term Loan B, 6.250%, 04/05/18(a)(b)	20,865,000	20,939,905
MIP Delaware LLC, Term Loan, 5.500%, 07/12/18(a)(b)	4,652,192	4,644,423
Monitronics International, Inc., Term Loan B, 5.500%, 03/16/18(a)(b)	6,488,738	6,429,950
NDS Treasury (Americas) LLC, New Term Loan B, 3.750%, 03/12/18(a)(b)	8,927,399	8,893,921
Nuveen Investments, Inc., Extended Term Loan, 5.961%-5.967%, 05/12/17(a)(b)	7,508,300	7,380,659
Nuveen Investments, Inc., Extended 1st Lien TL, 5.961%-5.966%, 05/13/17(a)(b)	9,146,700	9,020,933
Oberthur Technologies Holding SAS, Term Loan B, 6.252%, 03/30/19(a)(b)	11,120,000	10,814,200
Residential Capital LLC, DIP Term Loan A1, 5.250%, 11/14/13(a)(b)	11,885,000	11,873,115
Residential Capital LLC, DIP Term Loan A2, 6.750%, 11/14/13(a)(b)	1,905,000	1,909,763
Springleaf Financial Funding Co., Term Loan, 5.500%, 05/10/17(a)(b)(e)	43,330,000	40,753,598
SunGard Data Systems, Inc., Term Loan B, 3.866%-4.091%, 02/26/16(a)(b)	1,289,215	1,272,030
SunGard Data Systems, Inc., Term Loan C, 3.989%, 02/28/17(a)(b)	4,550,879	4,501,093
VFH Parent LLC, Term Loan, 7.500%, 07/08/16(a)(b)	23,828,589	23,709,446

		255,075,076

Electric (1.3%)
Aeroflex, Inc., Term Loan B, 5.750%, 05/09/18(a)(b)	10,589,322	10,245,169
Calpine Corp., Term Loan B2, 4.500%, 04/02/18(a)(b)	1,895,850	1,880,569
Calpine Corp., New Term Loan, 4.500%, 04/02/18(a)(b)	14,416,953	14,300,752
NRG Energy, Inc., New Term Loan B, 4.000%, 07/02/18(a)(b)	7,886,835	7,823,268
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.741%, 10/10/17(a)(b)	22,671,642	13,535,424

		47,785,182

See Notes to Schedules of Portfolio Investments.

Electronics (0.2%)
iPayment, Inc., Term Loan B, 5.750%, 05/08/17(a)(b)	6,293,300	6,297,265

Energy (2.7%)
Aventine Renewable Energy Holdings, Inc., Term Loan B, 10.500%, 12/21/15(a)(f)	14,001,837	10,501,378
Brand Energy & Infrastructure Services, Inc., Revolver, 0.500%-2.250%, 02/05/13(a)(b)	7,500,000	6,787,500
Chesapeake Energy Corp., Unsecured Term Loan, 8.500%, 12/01/17(a)(b)(c)	37,065,000	36,736,604
Glenn Pool Oil & Gas Trust, Term Loan, 4.500%, 05/02/16(a)(b)	49,053,722	48,563,185

		102,588,667

Entertainment (2.6%)
AMC Networks, Inc., Term Loan B, 4.000%, 12/31/18(a)(b)	13,563,000	13,448,528
Barrington Broadcasting Group LLC, Term Loan B, 7.500%, 06/14/17(a)(b)	2,634,324	2,644,203
Caesars Entertainment Operating Co., Term Loan B2, 3.245%, 01/28/15(a)(b)	9,400,000	8,757,698
Caesars Entertainment Operating Co., Term Loan B3, 3.245%-3.461%, 01/28/15(a)(b)	1,989,661	1,853,708
Caesars Entertainment Operating Co., Extended Term Loan B6, 5.495%, 01/26/18(a)(b)	12,775,177	11,357,899
CCM Merger, Inc., New Term Loan B, 6.000%, 03/01/17(a)(b)	7,232,013	7,141,613
Cinedigm Digital Funding I LLC, Term Loan, 5.250%, 04/29/16(a)(b)	3,380,840	3,359,710
Emmis Operating Co., Term Loan B, 4.343%-4.461%, 11/01/13(a)(b)	1,608,587	1,564,351
Hubbard Radio LLC, Term Loan B, 5.250%, 04/28/17(a)(b)	5,737,104	5,722,761
Hubbard Radio LLC, 2nd Lien Term Loan, 8.750%, 04/30/18(a)(b)	1,690,000	1,687,888
IMG Worldwide, Inc., New Term Loan B, 5.500%, 06/16/16(a)(f)	14,574,684	14,428,937
Kasima LLC, Term Loan B, 5.000%, 03/31/17(a)(b)	11,850,000	11,790,750
Live Nation Entertainment, Inc., Term Loan B, 4.500%, 11/07/16(a)(b)	3,260,148	3,232,991
Mediacom Illinois LLC, Tranche C Term Loan, 1.950%, 01/30/15(a)(b)	1,006,391	964,374
SeaWorld Parks & Entertainment, Inc., Term Loan B, 4.000%, 08/17/17(a)(b)	11,066,616	10,994,683

		98,950,094

Food (2.4%)
Aramark Corp., Non-Extended Synthetic Letter of Credit, 2.121%, 01/27/14(a)(b)	484,590	479,061
Aramark Corp., Term Loan, 2.336%, 01/27/14(a)(b)	6,015,410	5,946,774
Burger King Corp., New Term Loan B, 4.500%, 10/19/16(a)(b)	4,172,098	4,147,566
Dean Foods Co., Tranche B Term Loan, 1.625%, 04/02/14(a)(b)	4,542,139	4,453,567
Dunkin’ Brands, Inc., New Term Loan B2, 4.000%, 11/23/17(a)(b)	15,925,325	15,694,408
JBS USA Holdings, Inc., Term Loan, 4.250%, 05/25/18(a)(b)	19,235,700	18,658,629
Landry’s, Inc., Term Loan B, 6.500%, 04/24/18(a)(b)	27,974,888	28,009,856
Pinnacle Foods Finance LLC, Term Loan E, 4.750%, 10/17/18(a)(b)	3,700,725	3,654,466
Wendy’s International, Inc., Delayed Draw Term Loan, 0.500%, 05/15/19(a)(b)	4,094,309	4,061,678
Wendy’s International, Inc., Term Loan B, 4.750%, 05/15/19(a)(b)	5,130,691	5,089,799

		90,195,804

Health Care (9.5%)
Aptalis Pharma, Inc., Term Loan B2, 5.500%, 02/10/17(a)(b)	9,630,863	9,317,859
Aptalis Pharma, Inc., Term Loan B, 5.500%, 02/10/17(a)(b)	10,724,281	10,370,380
Ardent Medical Services, Inc., 1st Lien Term Loan, 6.500%, 09/15/15(a)(b)	10,681,497	10,601,386
Bausch & Lomb, Inc., Term Loan B, 5.250%, 05/17/19(a)(b)	31,710,000	31,503,885
CareStream Health, Inc., Term Loan B, 5.000%, 02/25/17(a)(b)	26,643,410	25,406,889
Community Health Systems, Inc., Non Extended Term Loan, 2.495%-2.717%, 07/25/14(a)(b)(e)	45,019,073	44,368,997
Community Health Systems, Inc., Extended Term Loan, 3.961%-3.967%, 01/25/17(a)(b)	7,282,780	7,167,056
Convatec, Inc., Term Loan, 5.750%, 12/22/16(a)(b)	5,919,339	5,911,940
Drumm Investors LLC, Term Loan, 5.000%, 05/04/18(a)(b)	18,622,493	17,551,699
Harlan Sprague Dawley, Inc., Term Loan B, 3.850%, 07/11/14(a)(b)	4,726,358	4,378,970
HCA, Inc., Extended Term Loan B3, 3.495%, 05/01/18(a)(b)(e)	36,840,135	35,723,510
HCA, Inc., Extended Term Loan B2, 3.711%, 03/31/17(a)(b)	12,000,000	11,658,000
Iasis Healthcare LLC, Term Loan, 5.000%, 05/03/18(a)(b)(e)	21,449,148	21,002,363
Inc Research, Inc., Term Loan B, 7.000%, 07/12/18(a)(b)	21,987,900	21,850,476
RPI Finance Trust, Term Loan Tranche 2, 4.000%, 05/09/18(a)(b)(e)	69,605,424	68,822,363
RPI Finance Trust, Incremental Tranche 2, 4.000%, 11/09/18(a)(b)	6,411,615	6,343,523
Universal Health Services, Inc., New Term Loan B, 3.750%, 11/15/16(a)(b)	10,866,874	10,690,288
Vanguard Health Holding Co. II LLC, Term Loan B, 5.000%, 01/29/16(a)(b)	7,351,306	7,311,903

See Notes to Schedules of Portfolio Investments.

Warner Chilcott Co. LLC, New Term Loan B2, 4.250%, 03/15/18(a)(b)	2,174,154	2,162,262
Warner Chilcott Corp., New Term Loan B1, 4.250%, 03/15/18(a)(b)	4,348,309	4,324,524
WC Luxco S.A.R.L., New Term Loan B3, 4.250%, 03/15/18(a)(b)	2,989,462	2,973,110

		359,441,383

Healthcare — Services (0.8%)
Kinetic Concepts, Inc., Term Loan B2, 6.500%, 11/04/16(a)(b)	7,447,575	7,469,322
Regionalcare Hospital Partners, Inc., Term Loan B, 8.000%, 11/02/18(a)(b)	9,233,073	9,108,981
Thomson Reuters (Healthcare), Inc., Term Loan B, 6.750%, 06/06/19(a)(b)	3,670,000	3,660,825
Valeant Pharmaceuticals International, Inc., Add-On Term Loan B, 4.750%, 02/13/19(a)(b)	9,271,763	9,135,560

		29,374,688

Information Technology (1.7%)
CDW LLC, Extended Term Loan, 4.000%, 07/14/17(a)(b)	17,811,421	17,399,621
Ceridian Corp.,11/10/14(a)(b)(c)(d)	8,000,000	7,740,000
Flexera Software, Inc., 1st Lien Term Loan, 7.500%, 09/29/17(a)(b)	4,269,975	4,280,650
Flextronics International Ltd., Term Loan A, 2.489%-2.495%, 10/01/14(a)(b)	1,887,520	1,855,829
Flextronics International Ltd., Sr Term Loan Tranche A DD A-2, 2.495%, 10/01/14(a)(b)	739,807	727,385
Flextronics International Ltd., Delayed Draw A-1A Term Loan, 2.495%, 10/01/14(a)(b)	445,863	438,377
Presidio, Inc., Incremental Term Loan B, 7.250%, 03/31/17(a)(b)	2,613,604	2,620,138
Presidio, Inc., New Term Loan B, 7.250%, 03/31/17(a)(b)	9,416,312	9,439,853
Shield Finance Co., S.A.R.L., New Term Loan B, 6.500%, 05/10/19(a)(b)	9,340,000	9,188,225
SS&C Technologies, Inc., Term Loan B-1, 5.000%, 06/07/19(a)(b)	6,370,938	6,341,759
SS&C Technologies, Inc., Term Loan B-2, 5.000%, 06/07/19(a)(b)	659,063	656,044
Verint Systems, Inc., Term Loan, 4.500%, 10/27/17(a)(b)	4,648,151	4,601,669

		65,289,550

Insurance (2.0%)
Asurion LLC, New 1st Lien Term Loan, 5.500%, 05/24/18(a)(b)(e)	36,948,066	36,711,229
Asurion LLC, New 2nd Lien Term Loan, 9.000%, 05/24/19(a)(b)	4,900,000	4,985,750
Lonestar Intermediate Super Holdings LLC, Term Loan B, 11.000%, 09/02/19(a)(b)	27,625,000	28,591,875
Sedgwick CMS Holdings, Inc., New Term Loan, 5.000%, 12/30/16(a)(b)	6,923,134	6,871,211

		77,160,065

Lodging (0.9%)
Las Vegas Sands LLC, Term Loan B, 1.750%, 05/23/14(a)(b)(c)	9,162,538	9,080,716
Las Vegas Sands LLC, Delayed Draw Term Loan, 1.750%, 05/23/14(a)(b)(c)	1,714,559	1,699,247
Las Vegas Sands LLC, Extended Delayed Draw Term Loan 2, 2.750%, 11/23/15(a)(b)	3,981,873	3,864,090
Las Vegas Sands LLC, Extended Delayed Draw Term Loan, 2.750%, 11/23/16(a)(b)(c)	2,567,980	2,492,019
Las Vegas Sands LLC, Extended Term Loan B, 2.750%, 11/23/16(a)(b)(c)	12,776,969	12,399,026
Seminole Tribe of Florida, Delayed Draw Term Loan B1, 1.961%, 03/05/14(a)(b)	902,507	894,385
Seminole Tribe of Florida, Delayed Draw Term Loan B2, 1.961%, 03/05/14(a)(b)	3,258,365	3,229,039
Seminole Tribe of Florida, Delayed Draw Term Loan B3, 1.961%, 03/05/14(a)(b)	1,215,449	1,204,510

		34,863,032

Machinery Diversified (0.4%)
ACCO Brands Corp., New Term Loan B, 4.250%, 04/30/19(a)(b)	6,935,150	6,917,812
NACCO Materials Handling Group, Inc., Term Loan B, 05/02/17(a)(b)(c)(d)	6,760,000	6,692,400

		13,610,212

Media (7.9%)
Alpha D2 Ltd., New Term Loan B, 5.750%, 04/28/17(a)(b)	14,388,938	14,368,649
CCO Holdings LLC, 3rd Lien Term Loan, 2.745%, 09/05/14(a)(b)(e)	36,174,084	35,864,073
Charter Communications Operating LLC, Extended Term Loan C, 3.500%, 09/06/16(a)(b)	7,599,364	7,536,061
Charter Communications Operating LLC, Term Loan D, 4.000%, 05/15/19(a)(b)	9,246,825	9,175,809
Clear Channel Communications, Inc., Term Loan A, 3.645%, 07/29/14(a)(b)(c)	29,591,090	26,989,441
Clear Channel Communications, Inc., Term Loan B, 3.895%, 01/28/16(a)(b)	13,342,068	10,629,225
Clear Channel Communications, Inc., Term Loan C, 3.895%, 01/28/16(a)(b)	29,901,314	23,173,518

See Notes to Schedules of Portfolio Investments.

Clear Channel Communications, Inc., Delayed Draw Term Loan 1, 3.895%, 01/29/16(a)(b)	775,268	597,600
Clear Channel Communications, Inc., Delayed Draw Term Loan 2, 3.895%, 01/29/16(a)(b)	882,437	680,209
EMI Music Publishing Ltd., Term Loan B, 11/14/17(a)(b)(c)	9,295,000	9,329,856
Getty Images, Inc., Term Loan B1, 3.995%-6.000%, 11/02/15(a)(b)	3,663,625	3,660,145
Gray Television, Inc., Term Loan B, 3.740%, 12/31/14(a)(b)	30,055,483	29,679,789
Mediacom Broadband LLC, Tranche F Term Loan, 4.500%, 10/23/17(a)(b)	4,561,900	4,539,091
Radio One, Inc., Term Loan B, 7.500%, 03/31/16(a)(b)	11,891,398	11,683,298
San Juan Cable Holdings LLC, New Term Loan B, 6.000%, 06/09/17(a)(b)	7,231,950	7,231,950
San Juan Cable Holdings LLC, New 2nd Lien Term Loan, 10.000%, 06/08/18(a)(b)	11,745,000	11,686,275
Summit Entertainment LLC, Term Loan B, 6.750%, 09/07/16(a)(b)	11,341,171	11,256,112
Syniverse Holdings, Inc., New Term Loan, 5.000%, 04/23/19(a)(b)	13,740,000	13,631,179
Tribune Co., Term Loan B, 0.000%, 06/04/14(a)(b)(g)(h)	7,000,000	4,643,660
Univision Communications, Inc., Initial Term Loan, 2.239%, 09/29/14(a)(b)	16,798,454	16,448,543
Univision Communications, Inc., Extended Term Loan, 4.495%, 03/31/17(a)(b)	15,015,000	14,198,634
Village Roadshow Ltd., Term Loan A2, 5.500%, 05/27/15(a)(f)	26,571,600	26,438,742
Weather Channel, New Term Loan B, 4.250%, 02/13/17(a)(b)	3,908,932	3,899,160

		297,341,019

Metals (0.9%)
Arch Coal, Inc., Term Loan B, 5.750%, 05/16/18(a)(b)	14,035,000	13,765,949
Schaeffler AG, USD Term Loan C2, 6.000%, 01/27/17(a)(b)	21,655,000	21,616,238

		35,382,187

Mining (0.6%)
American Rock Salt Holdings LLC, Term Loan, 5.500%, 04/25/17(a)(b)	3,477,729	3,302,764
Novelis, Inc., Term Loan, 4.000%, 03/10/17(a)(b)	21,709,400	21,257,193

		24,559,957

Miscellaneous Manufacturer (1.4%)
Clarke American Corp., Term Loan B, 2.745%-2.961%, 06/30/14(a)(b)(c)	22,573,663	20,090,560
Manitowoc Co., Inc. (The), New Term Loan B, 4.250%, 11/13/17(a)(b)	3,710,100	3,689,175
Sensata Technologies Finance Co. LLC, Term Loan, 4.000%, 05/11/18(a)(b)	15,082,650	14,962,441
Wabash National Corp., Term Loan B, 6.000%, 05/02/19(a)(b)	13,935,075	13,726,049

		52,468,225

Oil & Gas (4.8%)
Citgo Petroleum Corp., Term Loan B, 8.000%, 06/24/15(a)(b)	2,102,857	2,108,114
Citgo Petroleum Corp., Term Loan C, 9.000%, 06/23/17(a)(b)	3,920,000	3,946,146
Energy Transfer Equity L.P., New Term Loan B, 3.750%, 03/24/17(a)(b)(e)	71,975,000	70,548,456
Everest Acquisition LLC, Term Loan B, 6.500%, 05/24/18(a)(b)	14,285,000	14,405,565
Frac Tech International LLC, Term Loan B, 6.250%, 05/06/16(a)(b)(c)(e)	31,947,816	29,101,585
MEG Energy Corp., New Term Loan B, 4.000%, 03/16/18(a)(b)	25,884,400	25,690,267
Obsidian Holdings LLC, Tranche A, 6.750%, 11/02/15(a)(b)	2,951,000	2,921,490
Obsidian Natural Gas Trust, Term Loan, 7.000%, 11/02/15(a)(b)	28,569,159	28,569,159
TPF Generation Holdings LLC, Synthetic Letter of Credit, 2.461%, 12/13/13(a)(b)	1,230,023	1,220,798
TPF Generation Holdings LLC, 2nd Lien Term Loan C, 4.711%, 12/15/14(a)(b)	2,746,907	2,674,801

		181,186,381

Packaging & Containers (1.2%)
Anchor Glass Container Corp., 1st Lien Term Loan, 6.000%, 03/02/16(a)(b)	1,093,113	1,093,113
Berry Plastics Corp., Term Loan C, 2.245%, 04/03/15(a)(b)	8,934,528	8,601,091
Consolidated Container Co. LLC, New Term Loan, 07/03/19(a)(b)(c)	4,590,000	4,585,685
Reynolds Group Holdings, Inc., Term Loan B, 6.500%, 02/09/18(a)(b)	5,113,662	5,133,656
Reynolds Group Holdings, Inc., Term Loan C, 6.500%, 08/09/18(a)(b)	24,137,428	24,307,115

		43,720,660

Real Estate (6.5%)
CB Richard Ellis Services, Inc., Term Loan A, 2.494%, 11/07/15(a)(b)	17,930,000	17,787,994
CB Richard Ellis Services, Inc., New Term Loan C, 3.495%, 03/05/18(a)(b)	30,586,050	30,241,957

See Notes to Schedules of Portfolio Investments.

CB Richard Ellis Services, Inc., New Term Loan D, 3.741%, 09/04/19(a)(b)(c)(e)	53,473,810	52,805,388
Grizzly Ventures LLC, Term Loan B, 3.240%, 12/02/14(a)(b)(j)	17,538,000	17,494,155
Istar Financial, Inc., Term Loan A1, 5.000%, 06/28/13(a)(b)(e)	51,427,995	51,244,397
Istar Financial, Inc., Add on Term Loan A1, 5.250%, 03/18/16(a)(b)(c)	39,417,945	39,023,765
Istar Financial, Inc., Term Loan A2, 7.000%, 06/30/14(a)(b)	17,600,000	17,537,168
Istar Financial, Inc., Add on Term Loan A2, 7.000%, 03/17/17(a)(b)	4,635,000	4,617,619
Mattamy Funding Partnership, Term Loan B, 2.750%, 04/11/13(a)(b)	2,846,581	2,803,882
Realogy Corp., Letter of Credit, 3.241%, 10/10/13(a)(b)	186,205	173,637
Realogy Corp., Extended Letter of Credit, 4.490%, 10/10/16(a)(b)	1,099,206	1,036,551
Realogy Corp., Extended Term Loan, 4.491%, 10/10/16(a)(b)	11,938,165	11,257,689

		246,024,202

Retail (3.9%)
Ascena Retail Group, Inc., Term Loan B, 4.750%, 06/14/18(a)(b)	5,505,000	5,498,119
Capital Automotive L.P., New Term Loan B, 5.250%, 03/10/17(a)(b)(e)	56,973,296	56,285,059
Gymboree Corp. (The), Initial Term Loan, 5.000%, 02/23/18(a)(b)	4,450,807	4,203,520
Harbor Freight Tools USA, Inc., Term Loan B, 5.500%, 11/14/17(a)(b)	4,575,000	4,552,125
HMK Intermediate Holdings LLC, Term Loan, 7.250%, 03/29/19(a)(b)	9,246,825	9,246,825
J Crew Group, Inc., New Term Loan B, 4.750%, 03/07/18(a)(b)	7,351,373	7,252,130
Jo-Ann Stores, Inc., Term Loan, 4.750%, 03/16/18(a)(b)	9,832,519	9,685,031
Leslie’s Poolmart, Inc., Term Loan B, 4.500%, 11/21/16(a)(b)	3,742,220	3,670,482
Lord & Taylor Holdings LLC, Term Loan B, 5.750%, 01/11/19(a)(b)	8,598,450	8,580,565
NBTY, Inc., Term Loan B1, 4.250%, 10/02/17(a)(b)	9,075,518	9,054,826
Petco Animal Supplies, Inc., New Term Loan, 4.500%, 11/24/17(a)(b)	12,669,600	12,555,573
Savers, Inc., Term Loan B, 06/27/19(a)(b)(c)(d)	5,590,000	5,586,534
Toys ‘R’ Us-Delaware, Inc., Term Loan B3, 5.250%, 05/25/18(a)(b)	13,905,000	12,636,169

		148,806,958

Semiconductors (0.8%)
Freescale Semiconductor, Inc., Extended Term Loan B, 4.489%, 12/01/16(a)(b)	17,817,817	16,837,837
Microsemi Corp., Repriced Term Loan, 4.000%, 02/02/18(a)(b)	9,314,937	9,221,788
Semtech Corp., Term Loan B, 4.250%, 03/20/17(a)(b)	3,720,000	3,706,050

		29,765,675

Software (0.5%)
Genesys Telecom Holdings, U.S., Inc., Term Loan B, 6.750%, 01/31/19(a)(b)	6,653,325	6,667,896
Sophia, L.P., Term Loan B, 6.250%, 07/19/18(a)(b)	10,643,325	10,685,472
VeriFone, Inc., New Term Loan B, 4.250%, 12/28/18(a)(b)	2,646,700	2,625,209

		19,978,577

Telecommunication Services (10.9%)
Airvana, Inc., Term Loan B, 10.000%, 03/25/15(a)(b)	5,174,675	5,019,435
Atlantic Broadband Finance LLC, 1st Lien Term Loan, 5.250%, 04/04/19(a)(b)	6,135,000	6,137,577
Atlantic Broadband Finance LLC, 2nd Lien Term Loan, 9.750%, 10/04/19(a)(b)	3,725,000	3,674,713
Avaya, Inc., Non Extended Term Loan B1, 3.217%, 10/24/14(a)(b)	16,212,827	15,265,836
BBHI Acquisition LLC, Term Loan B, 4.500%, 12/14/17(a)(b)	4,863,512	4,827,036
Cequel Communications LLC, Term Loan B, 4.000%, 02/14/19(a)(b)	29,117,025	28,483,730
Crown Castle International Corp., Term Loan B, 4.000%, 01/31/19(a)(b)	17,549,930	17,264,743
CSC Holdings, Inc., Term Loan A4, 0.994%, 10/31/16(a)(b)	9,590,000	9,314,287
Cumulus Media Holdings, Inc., 2nd Lien Term Loan, 7.500%, 09/16/19(a)(b)	7,330,000	7,371,268
Cumulus Media, Inc., First Lien Term Loan, 5.750%, 09/17/18(a)(b)(e)	37,446,121	37,265,630
Entercom Radio LLC, Term Loan B, 6.250%, 11/23/18(a)(b)	4,399,633	4,394,134
Integra Telecom, Inc., New Term Loan B, 9.250%, 04/15/15(a)(b)	10,186,279	9,791,561
Intelsat Jackson Holdings Ltd., Term Loan, 3.241%, 02/03/14(a)(b)	21,765,000	21,199,110
Intelsat Jackson Holdings S.A., Tranche B Term Loan, 5.250%, 04/02/18(a)(b)(e)	54,369,428	54,244,922
Kabel Deutschland GMBH, Term Loan F, 4.250%, 02/01/19(a)(b)	14,285,000	14,173,434
Level 3 Financing, Inc., Tranche A Term Loan, 2.491%-2.719%, 03/13/14(a)(b)	30,930,187	30,350,246
Level 3 Financing, Inc., Term Loan B3, 5.750%, 08/31/18(a)(b)	25,515,000	25,491,016
Level 3 Financing, Inc., Term Loan B2, 5.750%, 09/03/18(a)(b)(e)	48,010,000	47,964,871
LIN Television Corp., Unsecured Bridge Loan, 5.000%, 05/03/13(a)(b)(c)	19,075,000	19,075,000
LIN Television Corp., Term Loan B, 5.000%, 12/21/18(a)(b)	5,716,275	5,706,729

See Notes to Schedules of Portfolio Investments.

Local TV Finance LLC, Term Loan B, 2.250%, 05/07/13(a)(b)	2,375,753	2,349,453
MetroPCS Wireless, Inc., New Term Loan B3, 4.000%, 03/16/18(a)(b)	13,938,931	13,597,009
Telx Group, Inc., Term Loan B, 7.750%, 09/26/17(a)(b)	8,391,500	8,328,563
UPC Financing Partnership, Term Loan T, 3.739%, 12/30/16(a)(b)	220,210	216,907
UPC Financing Partnership, New Term Loan, 4.750%, 12/29/17(a)(b)	17,710,000	17,544,057

		409,051,267

Telecommunications (5.6%)
Lightsquared L.P., Term Loan B, 10/01/14(a)(b)(g)	7,236,851	4,893,920
Vodafone Americas Finance 2, PIK Term Loan B, 6.250%, 07/11/16(a)(f)	47,906,719	48,385,786
Vodafone Americas Finance 2, PIK Term Loan, 6.875%, 08/11/15(a)(f)	21,945,923	22,165,383
Zayo Bandwidth LLC, Term Loan B, 07/05/19(a)(b)(c)(d)	66,130,000	66,283,422
Zayo Group LLC, Term Loan, 7.750%, 12/01/16(a)(b)	12,805,887	12,843,280
Zayo Group, LLC, Secured Bridge Loan, 10/30/19(a)(b)(c)(d)(j)	33,430,000	33,430,000
Zayo Group, LLC, Unsecured Bridge Loan, 04/30/20(a)(b)(c)(d)(j)	22,290,000	22,290,000

		210,291,791

Textiles (0.1%)
Warnaco, Inc., Term Loan, 3.750%, 06/15/18(a)(b)	4,376,372	4,365,431

Transportation (0.7%)
August LuxUK Holding Co., S.A.R.L., Luxco Term Loan, 6.250%, 04/27/18(a)(b)	2,631,065	2,624,488
August LuxUK Holding Co., S.A.R.L., Luxco 2nd Lien Term Loan, 10.500%, 04/29/19(a)(b)	1,130,000	1,127,175
August U.S. Holding Co., Inc., Term Loan B, 6.250%, 04/27/18(a)(b)	2,023,935	2,018,875
August U.S. Holding Co., Inc., 2nd Lien Term Loan, 10.500%, 04/29/19(a)(b)	870,000	867,825
Avis Budget Car Rental LLC, Term Loan C, 4.250%, 03/13/19(a)(b)	6,488,738	6,446,561
Avis Budget Car Rental LLC, Incremental Term Loan, 6.250%, 09/21/18(a)(b)	2,008,188	2,003,890
Goodyear Tire & Rubber Co. (The), New 2nd Lien Term Loan, 4.750%, 04/30/19(a)(b)	11,595,000	11,348,606

		26,437,420

Utilities (2.0%)
AES Corp., New Term Loan, 4.250%, 06/01/18(a)(b)	29,170,750	29,138,954
Astoria Generating Co. Acquisitions LLC, 2nd Lien Term Loan C, 4.000%, 08/23/13(a)(b)	24,890,000	21,981,106
Astoria Generating Co. Acquisitions LLC, Term Loan B, 5.000%, 02/23/13(a)(b)	4,661,853	4,594,256
NGPL PipeCo LLC, Term Loan B, 6.750%, 09/15/17(a)(b)	18,755,000	18,473,675

		74,187,991

Total Bank Loans (Cost $3,445,410,212)		3,425,910,043

Corporate Bonds (4.7%)
Auto Manufacturers (0.0%)
General Motors Co. Escrow, 7.200%, (a)(f)(g)(j)(k)	10,000,000	—
General Motors Co. Escrow, 8.375%, (a)(f)(g)(j)(k)	10,000,000	—

		—

Diversified Financial Services (0.2%)
Aircastle Ltd., 6.750%, 04/15/17	1,870,000	1,888,700
Aircastle Ltd., 7.625%, 04/15/20	4,590,000	4,658,850

		6,547,550

Electric (1.1%)
General Cable Corp., 2.836%, 04/01/15(a)(e)	5,133,000	4,773,690
Glenn Pool Oil & Gas Trust, 6.000%, 08/02/21(b)	37,107,645	37,757,029

		42,530,719

Insurance (0.1%)
MBIA, Inc., 5.700%, 12/01/34	8,285,000	5,095,275

Internet (0.1%)
Zayo Escrow Corp., 8.125%, 01/01/20(b)	1,645,000	1,719,025
Zayo Escrow Corp., 10.125%, 07/01/20(b)	2,365,000	2,512,812

		4,231,837

See Notes to Schedules of Portfolio Investments.

Mining (0.0%)(i)
Inmet Mining Corp., 8.750%, 06/01/20(b)	1,645,000	1,628,550

Oil & Gas (0.1%)
SandRidge Energy, Inc., 4.086%, 04/01/14(a)	1,000,000	990,598
Western Refining, Inc., 11.250%, 06/15/17(b)	885,000	993,413

		1,984,011

Pipelines (0.1%)
Atlas Pipeline Partners LP, 8.750%, 06/15/18(e)	3,855,000	4,115,213

Telecommunication Services (3.0%)
Cricket Communications, Inc., 7.750%, 05/15/16(e)	3,000,000	3,183,750
Integra Telecom, Inc., 10.750%, 04/15/16(b)	280,000	273,000
Intelsat Bermuda Ltd., 11.250%, 02/04/17(e)	860,000	885,800
Intelsat Bermuda Ltd. PIK, 11.500%, 02/04/17(e)	3,900,017	4,026,768
Intelsat Jackson Holdings SA, 7.250%, 10/15/20(b)	3,750,000	3,937,500
Intelsat Jackson Holdings SA, 7.500%, 04/01/21	1,250,000	1,321,875
Intelsat Luxembourg SA, PIK, 11.500%, 02/04/17(b)	21,745,000	22,451,712
iPCS, Inc., 2.591%, 05/01/13(a)(e)	10,318,000	10,189,025
Level 3 Financing, Inc., 4.506%, 02/15/15(a)	500,000	482,500
Level 3 Financing, Inc., 8.125%, 07/01/19	4,065,000	4,171,706
Level 3 Financing, Inc., 10.000%, 02/01/18(e)	3,440,000	3,723,800
Satmex Escrow, 9.500%, 05/15/17(b)	1,000,000	1,045,000
Satmex Escrow SA de CV, 9.500%, 05/15/17	5,000,000	5,225,000
Sprint Capital Corp., 6.875%, 11/15/28	2,000,000	1,610,000
Sprint Capital Corp., 8.750%, 03/15/32(e)	1,700,000	1,547,000
Sprint Nextel Corp., 7.000%, 03/01/20(b)	265,000	275,600
Sprint Nextel Corp., 11.500%, 11/15/21(b)	4,830,000	5,385,450
Trilogy International Partners LLC, 10.250%, 08/15/16(b)	7,958,000	6,485,770
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17(b)	13,335,747	8,381,703
Wind Acquisition Finance SA, 7.250%, 02/15/18(b)	23,115,000	20,225,625
Wind Acquisition Finance SA, 11.750%, 07/15/17(b)	2,450,000	1,978,375
Windstream Holding of the Midwest, Inc., 6.750%, 04/01/28(e)	4,750,000	4,746,143

		111,553,102

Total Corporate Bonds (Cost $186,022,816)		177,686,257

Preferred Stock (0.1%)
Diversified Financial Services (0.1%)
GMAC Capital Trust I, Series 2, 8.125%, 02/15/40(a)	94,025	2,261,301

Total Preferred Stock (Cost $2,350,625)		2,261,301

Units (0.0%)(i)
Auto Manufacturers (0.0%)(i)
Motors Liquidation Co. GUC Trust*(g)	20,477	250,843

Total Units (Cost $120,178)		250,843

Money Market Fund (8.8%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.03%(l)	331,918,863	331,918,863

Total Money Market Fund (Cost $331,918,863)		331,918,863

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $3,965,822,694) — 104.5%	3,938,027,307
Liabilities in excess of other assets — (4.5)%	(168,695,358)

Net Assets — 100.0%	$3,769,331,949

*	Non-income producing security.
(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2012.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 90.7% of net assets as of June 30, 2012.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(e)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(f)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(g)	Security is in default.
(h)	Bankrupt issuer.
(i)	Less than 0.05% of Net Assets.
(j)	Valued at fair value using procedures approved by the Board of Trustees. Fair valued securities held by the Fund represent 2.0 % of net assets as of June 30, 2012.
(k)	Security is perpetual in nature and has no stated maturity.
(l)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

Investment Abbreviations

PIK	– Payment in-kind

At June 30, 2012, the Fund had the following unfunded loan commitments:

Borrower	Unfunded Commitments	Unrealized Depreciation
Brand Energy & Infrastructure Services, Inc.	$7,500,000	$(683,795)

The commitments are available until the maturity date of the respective security.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

Seix High Yield Fund

	Shares or Principal Amount($)	Value($)
Bank Loans (5.7%)
Aerospace/Defense (0.3%)
DigitalGlobe, Inc., Term Loan B, 5.750%, 10/07/18(a)(b)	6,413,885	6,331,017

Commercial Services (0.3%)
Walter Energy, Inc., Term Loan B, 4.000%, 04/02/18(a)(b)	6,079,318	5,948,248

Energy (0.8%)
Chesapeake Energy Corp., Unsecured Term Loan, 8.500%, 12/01/17(a)(b)(c)	17,620,000	17,463,887

Health Care (0.5%)
Community Health Systems, Inc., Non Extended Term Loan, 2.500%-2.717%, 07/25/14(a)(b)	10,575,000	10,422,297

Information Technology (0.4%)
CDW LLC, Extended Term Loan, 4.000%, 07/14/17(a)(b)(c)	9,775,000	9,549,002

Insurance (0.1%)
Asurion LLC, New 1st Lien Term Loan, 5.500%, 05/24/18(a)(b)	1,380,000	1,371,154

Media (0.2%)
Charter Communications Operating LLC, Term Loan D, 4.000%, 05/15/19(a)(b)	4,728,150	4,691,838

Oil & Gas (0.6%)
Energy Transfer Equity L.P., New Term Loan B, 3.750%, 03/24/17(a)(b)	10,890,000	10,674,160
Frac Tech International LLC, Term Loan B, 6.250%, 05/06/16(a)(b)	1,570,000	1,430,129

		12,104,289

Real Estate (0.2%)
Istar Financial, Inc., Add on Term Loan A1, 5.250%, 03/18/16(a)(b)	4,440,349	4,395,945

Semiconductors (0.2%)
Freescale Semiconductor, Inc., Extended Term Loan B, 4.489%, 12/01/16(a)(b)	4,890,000	4,621,050

Telecommunication Services (1.7%)
Avaya, Inc., Non Extended Term Loan B1, 3.217%, 10/24/14(a)(b)	5,365,821	5,052,403
Cequel Communications LLC, Term Loan B, 4.000%, 02/14/19(a)(b)	12,029,850	11,768,201
Crown Castle International Corp., Term Loan B, 4.000%, 01/31/19(a)(b)	5,984,962	5,887,707
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.250%, 04/02/18(a)(b)	2,970,000	2,963,198
Level 3 Financing, Inc., Tranche A Term Loan, 2.491%-2.719%, 03/13/14(a)(b)	9,000,000	8,831,250
Level 3 Financing, Inc., Term Loan B3, 5.750%, 08/31/18(a)(b)	1,000,000	999,060

		35,501,819

Telecommunications (0.4%)
Zayo Group LLC, Secured Bridge Loan, 10/30/19(a)(b)(c)(d)(e)	4,860,000	4,860,000
Zayo Group LLC, Unsecured Bridge Loan, 04/30/20(a)(b)(c)(d)(e)	3,240,000	3,240,000

		8,100,000

Total Bank Loans (Cost $121,575,509)		120,500,546

Corporate Bonds (83.5%)
Advertising (0.4%)
Affinion Group, Inc., 7.875%, 12/15/18	9,145,000	7,796,113

See Notes to Schedules of Portfolio Investments.

Aerospace/Defense (1.4%)
BE Aerospace, Inc., 5.250%, 04/01/22	8,630,000	8,888,900
Ducommun, Inc., 9.750%, 07/15/18	3,165,000	3,331,162
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17	7,430,000	8,005,825
Spirit AeroSystems, Inc., 6.750%, 12/15/20	4,945,000	5,390,050
Spirit AeroSystems, Inc., 7.500%, 10/01/17	1,525,000	1,658,438
Triumph Group, Inc., 8.000%, 11/15/17	2,770,000	3,019,300

		30,293,675

Airlines (1.2%)
Air Canada, Inc., 9.250%, 08/01/15(b)(f)	10,295,000	10,063,363
Continental Airlines Pass Thru Certificate, Series 2012-B, C1 B, 6.250%, 10/22/21(f)	1,960,000	1,979,600
Delta Air Lines, Inc., 9.500%, 09/15/14(b)	7,777,000	8,214,456
Delta Air Lines, Inc., 12.250%, 03/15/15(b)(f)	3,610,000	3,925,875
Delta Air Lines, Inc., Series 2007-1, Cl C, 8.954%, 08/10/14	1,442,640	1,471,493

		25,654,787

Auto Manufacturers (0.3%)
Ford Motor Co., 7.450%, 07/16/31(f)	5,717,000	7,160,543

Auto Parts & Equipment (0.6%)
AFFINIA Group, Inc., 10.750%, 08/15/16(b)	1,648,000	1,786,020
Cooper-Standard Automotive, Inc., 8.500%, 05/01/18	8,893,000	9,593,324
Visteon Corp., 6.750%, 04/15/19	1,314,000	1,277,865

		12,657,209

Banks (5.2%)
Ally Financial, Inc., 4.625%, 06/26/15	5,000,000	5,030,975
Ally Financial, Inc., 5.500%, 02/15/17(g)	3,625,000	3,682,061
Ally Financial, Inc., 7.500%, 09/15/20(g)	17,661,000	19,846,549
Ally Financial, Inc., 8.000%, 11/01/31	16,980,000	19,909,050
Ally Financial, Inc., 8.300%, 02/12/15	2,202,000	2,400,180
CIT Group, Inc., 4.750%, 02/15/15(b)	12,580,000	12,878,775
CIT Group, Inc., 5.000%, 05/15/17	14,765,000	15,207,950
CIT Group, Inc., 5.250%, 03/15/18	3,540,000	3,655,050
CIT Group, Inc., 6.625%, 04/01/18(b)	7,760,000	8,361,400
CIT Group, Inc., 7.000%, 05/02/17(b)	806,213	807,725
Provident Funding Associates LP/PFG Finance Corp., 10.125%, 02/15/19(b)	2,685,000	2,497,050
Provident Funding Association LP, 10.250%, 04/15/17(b)	3,455,000	3,601,837
Regions Bank, 6.450%, 06/26/37	2,825,000	2,768,500
Regions Bank, 7.500%, 05/15/18	2,050,000	2,306,250
Regions Financial Corp., 5.750%, 06/15/15	6,026,000	6,327,300

		109,280,652

Beverages (0.1%)
Cott Beverages, Inc., 8.125%, 09/01/18	1,500,000	1,636,875

Building Materials (1.6%)
Building Materials Corp. of America, 6.750%, 05/01/21(b)	2,885,000	3,086,950
CEMEX Finance LLC, 9.500%, 12/14/16(b)(f)	3,800,000	3,705,000
Masco Corp., 5.950%, 03/15/22	5,540,000	5,702,798
USG Corp., 8.375%, 10/15/18(b)(f)	11,650,000	12,232,500
USG Corp., 9.750%, 08/01/14(b)(f)	5,845,000	6,487,950
USG Corp., 9.750%, 01/15/18	1,715,000	1,800,750

		33,015,948

Chemicals (1.6%)
Huntsman International LLC, 5.500%, 06/30/16(f)	2,505,000	2,505,000
Huntsman International LLC, 8.625%, 03/15/21(f)	1,055,000	1,189,513
Ineos Finance PLC, 7.500%, 05/01/20(b)	4,100,000	4,130,750
Ineos Finance PLC, 9.000%, 05/15/15(b)	1,775,000	1,872,625
Kinove German Bondco GmbH, 9.625%, 06/15/18(b)	3,647,000	3,756,410

See Notes to Schedules of Portfolio Investments.

LyondellBasell Industries, 6.000%, 11/15/21(b)(f)	2,025,000	2,222,437
Nova Chemicals Corp., 8.625%, 11/01/19	2,845,000	3,221,962
Oxea Finance & Cy SCA, 9.500%, 07/15/17(b)	2,531,000	2,689,187
Rain CII Carbon LLC, 8.000%, 12/01/18(b)	4,610,000	4,656,100
Solutia, Inc., 7.875%, 03/15/20(f)	3,025,000	3,539,250
TPC Group LLC, 8.250%, 10/01/17	2,000,000	2,115,000
Vertellus Specialties, Inc., 9.375%, 10/01/15(b)	1,785,000	1,468,163

		33,366,397

Coal (0.7%)
Arch Coal, Inc., 7.000%, 06/15/19(f)	9,075,000	7,668,375
Arch Coal, Inc., 7.250%, 06/15/21(f)	865,000	724,437
Peabody Energy Corp., 6.250%, 11/15/21(b)(f)	6,780,000	6,712,200

		15,105,012

Commercial Services (3.6%)
Avis Budget Car Rental LLC, 9.625%, 03/15/18	3,855,000	4,221,225
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19	4,945,000	5,303,513
Cenveo Corp., 8.875%, 02/01/18(f)	3,095,000	2,770,025
Ceridian Corp., 8.875%, 07/15/19(b)(c)	3,220,000	3,324,650
Hertz Corp., 7.500%, 10/15/18	2,580,000	2,767,050
Iron Mountain, Inc., 7.750%, 10/01/19	4,135,000	4,465,800
Iron Mountain, Inc., 8.000%, 06/15/20	1,515,000	1,604,006
Live Nation Entertainment, Inc., 8.125%, 05/15/18(b)	3,465,000	3,538,631
National Money Mart Co., 10.375%, 12/15/16	4,175,000	4,602,938
Prospect Medical Holdings, Inc., 8.375%, 05/01/19(b)	6,205,000	6,096,412
ServiceMaster Co., 8.000%, 02/15/20	11,365,000	12,373,644
Speedy Cash, Inc., 10.750%, 05/15/18(b)	4,986,000	5,148,045
United Rentals NA, Inc., 9.250%, 12/15/19(g)	2,616,000	2,903,760
UR Financing Escrow Corp., 7.375%, 05/15/20(b)	5,605,000	5,857,225
UR Financing Escrow Corp., 7.625%, 04/15/22(b)	11,110,000	11,637,725

		76,614,649

Computers (0.6%)
Seagate HDD Cayman, 6.875%, 05/01/20	1,610,000	1,730,750
Seagate HDD Cayman, 7.000%, 11/01/21	1,845,000	1,987,987
Seagate HDD Cayman, 7.750%, 12/15/18	2,500,000	2,765,625
Seagate Technology International Co. Ltd., 10.000%, 05/01/14(b)	532,000	590,520
SunGard Data Systems, Inc., 7.375%, 11/15/18	1,375,000	1,474,688
SunGard Data Systems, Inc., 7.625%, 11/15/20(f)	3,490,000	3,716,850

		12,266,420

Cosmetics/Personal Care (0.4%)
Revlon Consumer Products Corp., 9.750%, 11/15/15	7,065,000	7,559,550

Diversified Financial Services (3.5%)
Aircastle Ltd., 6.750%, 04/15/17	9,270,000	9,362,700
Aircastle Ltd., 7.625%, 04/15/20	9,545,000	9,688,175
Aircastle Ltd., 9.750%, 08/01/18(f)	3,200,000	3,544,000
CNG Holdings, Inc., 9.375%, 05/15/20(b)	5,565,000	5,704,125
Community Choice Financial, Inc., 10.750%, 05/01/19(b)	3,970,000	3,930,300
General Motors Financial Co., Inc., 6.750%, 06/01/18	3,290,000	3,596,381
Icahn Enterprises Finance Corp., 8.000%, 01/15/18	6,320,000	6,715,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.750%, 01/15/16	2,195,000	2,307,494
ILFC E-Capital Trust I, 4.280%, 12/21/65(a)(b)	12,420,000	8,375,303
ILFC E-Capital Trust II, 6.250%, 12/21/65(a)(b)	2,490,000	1,817,700
International Lease Finance Corp., 6.250%, 05/15/19	945,000	962,719
International Lease Finance Corp., 8.625%, 09/15/15	2,230,000	2,464,150
International Lease Finance Corp., 5.650%, 06/01/14, MTN	1,320,000	1,353,000
Nationstar Mortgage LLC/Nationstar Capital Corp., 9.625%, 05/01/19(b)	2,965,000	3,135,488
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.875%, 03/15/22(b)	1,030,000	1,076,350
SLM Corp., 7.250%, 01/25/22, MTN	3,695,000	3,907,462
SquareTwo Financial Corp., 11.625%, 04/01/17	5,570,000	4,971,225

		72,911,572

See Notes to Schedules of Portfolio Investments.

Electric (4.4%)
AES Corp. (The), 7.750%, 10/15/15	485,000	544,412
AES Corp. (The), 8.000%, 10/15/17	4,225,000	4,805,937
AES Corp. (The), 9.750%, 04/15/16	2,750,000	3,258,750
AES Ironwood LLC, 8.857%, 11/30/25	3,117,493	3,592,911
Calpine Corp., 7.500%, 02/15/21(b)	4,600,000	4,968,000
Calpine Corp., 7.875%, 01/15/23(b)	6,310,000	6,877,900
Edison Mission Energy, 7.200%, 05/15/19	4,955,000	2,762,412
Edison Mission Energy, 7.750%, 06/15/16(f)	605,000	340,313
Energy Future Holdings Corp., 10.000%, 01/15/20	9,370,000	10,002,475
GenOn Energy, Inc., 9.500%, 10/15/18(f)	490,000	484,488
GenOn Energy, Inc., 9.875%, 10/15/20(f)	10,449,000	10,187,775
Midwest Generation LLC, Series B, 8.560%, 01/02/16	7,817,886	7,466,081
NRG Energy, Inc., 7.625%, 01/15/18	2,135,000	2,209,725
NRG Energy, Inc., 7.625%, 05/15/19	10,180,000	10,307,250
NRG Energy, Inc., 7.875%, 05/15/21	4,955,000	5,004,550
NRG Energy, Inc., 8.250%, 09/01/20	2,000,000	2,070,000
NRG Energy, Inc., 8.500%, 06/15/19	2,935,000	3,067,075
Texas Competitive Electric Holdings Co. LLC, 11.500%, 10/01/20(b)(f)	21,510,000	14,680,575

		92,630,629

Electrical Components & Equipment (0.1%)
Anixter, Inc., 5.625%, 05/01/19	2,920,000	3,014,900

Electronics (0.2%)
Jabil Circuit, Inc., 8.250%, 03/15/18	3,460,000	4,056,850

Energy-Alternate Sources (0.2%)
First Wind Capital LLC, 10.250%, 06/01/18(b)	5,075,000	5,075,000

Engineering & Construction (0.4%)
Aguila 3 SA, 7.875%, 01/31/18(b)	2,900,000	2,987,000
Aguila 3 SA, 7.875%, 01/31/18(b)	3,375,000	3,476,250
Dycom Investments, Inc., 7.125%, 01/15/21	2,570,000	2,634,250

		9,097,500

Entertainment (1.6%)
Carmike Cinemas, Inc., 7.375%, 05/15/19	2,960,000	3,063,600
Cinemark USA, Inc., 7.375%, 06/15/21(f)	1,590,000	1,725,150
Codere Finance Luxembourg SA, 9.250%, 02/15/19(b)	6,115,000	4,311,075
Diamond Resorts Corp., 12.000%, 08/15/18	15,335,000	16,408,450
Pinnacle Entertainment, Inc., 7.750%, 04/01/22(f)	2,130,000	2,276,438
Pinnacle Entertainment, Inc., 8.750%, 05/15/20(f)	3,780,000	4,139,100
Speedway Motorsports, Inc., 8.750%, 06/01/16	2,395,000	2,604,562

		34,528,375

Environmental Control (0.4%)
Covanta Holding Corp., 7.250%, 12/01/20	4,610,000	4,994,534
Darling International, Inc., 8.500%, 12/15/18	2,330,000	2,615,425

		7,609,959

Food (0.3%)
Post Holdings, Inc., 7.375%, 02/15/22(b)(f)	1,885,000	1,988,675
Stater Brothers Holdings, Inc., 7.750%, 04/15/15	4,790,000	4,885,800

		6,874,475

Forest Products&Paper (0.2%)
Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16(b)(f)	3,575,000	3,575,000

See Notes to Schedules of Portfolio Investments.

Gas (0.4%)
Sabine Pass LNG LP, 7.250%, 11/30/13	1,845,000	1,909,575
Sabine Pass LNG LP, 7.500%, 11/30/16	6,185,000	6,494,250

		8,403,825

Healthcare — Products (1.6%)
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18(b)	20,345,000	21,362,250
Physio-Control International, Inc., 9.875%, 01/15/19(b)	3,250,000	3,461,250
Universal Hospital Services, Inc., PIK, 8.500%, 06/01/15	8,615,000	8,781,916

		33,605,416

Healthcare — Services (3.1%)
Apria Healthcare Group, Inc., 11.250%, 11/01/14	9,380,000	9,708,300
CHS/Community Health Systems, Inc., 8.000%, 11/15/19	695,000	740,175
Community Health Systems, Inc., 8.875%, 07/15/15	5,085,000	5,218,481
Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19(b)(g)	3,115,000	3,247,388
Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22(b)(g)	3,115,000	3,243,494
HCA, Inc., 5.875%, 03/15/22	8,810,000	9,206,450
HCA, Inc., 7.500%, 02/15/22	9,215,000	10,044,350
Kindred Healthcare, Inc., 8.250%, 06/01/19	4,275,000	3,965,062
Radiation Therapy Services, Inc., 8.875%, 01/15/17(b)	7,150,000	6,864,000
Tenet Healthcare Corp., 6.250%, 11/01/18	6,920,000	7,317,900
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.750%, 02/01/19(f)	6,135,000	6,196,350

		65,751,950

Holding Companies-Divers (0.3%)
MMI International Ltd., 8.000%, 03/01/17(b)(f)	6,045,000	6,226,350

Home Builders (0.4%)
KB Home, 9.100%, 09/15/17	3,180,000	3,323,100
Standard Pacific Corp., 8.375%, 05/15/18	5,300,000	5,790,250

		9,113,350

Household Products/Wares (0.7%)
Jarden Corp., 7.500%, 01/15/20	4,450,000	4,861,625
Reynolds Group Holdings, 6.875%, 02/15/21(b)	1,825,000	1,898,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg I SA, 7.875%, 08/15/19(b)	7,845,000	8,492,212

		15,251,837

Housewares (0.2%)
Libbey Glass, Inc., 6.875%, 05/15/20(b)	4,525,000	4,649,438

Insurance (3.1%)
American General Institutional Capital, Series B, 8.125%, 03/15/46(b)	2,750,000	2,839,375
American International Group, Inc., 8.175%, 05/15/68(a)	22,655,000	24,580,675
Assured Guaranty Municipal Holdings, Inc., 6.400%, 12/15/66(a)(b)	4,100,000	2,562,500
Assured Guaranty US Holdings, Inc., Series A, 6.400%, 12/15/66(a)(f)	767,000	582,920
Fairfax Financial Holdings Ltd., 7.375%, 04/15/18	274,000	304,522
Genworth Financial, Inc., 6.150%, 11/15/66(a)	13,990,000	8,044,250
Genworth Financial, Inc., 7.625%, 09/24/21(f)	745,000	703,901
Hartford Financial Services Group, Inc., 8.125%, 06/15/68(a)(f)	5,177,000	5,422,908
Liberty Mutual Group, Inc., 7.000%, 03/07/37(a)(b)	2,730,000	2,429,700
Liberty Mutual Group, Inc., 7.800%, 03/07/37(b)	2,900,000	2,929,000
MBIA, Inc., 5.700%, 12/01/34(g)	17,040,000	10,479,600
White Mountains Re Group Ltd., 7.506%(a)(b)(h)	5,270,000	5,054,299

		65,933,650

Internet (0.9%)
Equinix, Inc., 7.000%, 07/15/21	3,130,000	3,443,000
Zayo Group LLC, 8.125%, 01/01/20(b)	11,385,000	11,897,325
Zayo Group LLC, 10.250%, 03/15/17	3,995,000	4,449,431

		19,789,756

See Notes to Schedules of Portfolio Investments.

Investment Companies (0.6%)
Offshore Group Investments Ltd., 11.500%, 08/01/15	12,375,000	13,426,875

Iron/Steel (0.6%)
AK Steel Corp., 8.375%, 04/01/22(f)	1,925,000	1,636,250
APERAM, 7.375%, 04/01/16(b)	2,700,000	2,322,000
APERAM, 7.750%, 04/01/18(b)	2,550,000	2,167,500
JMC Steel Group, 8.250%, 03/15/18(b)	6,855,000	6,803,588

		12,929,338

Leisure Time (0.4%)
ClubCorp Club Operations, Inc., 10.000%, 12/01/18	7,085,000	7,510,100

Lodging (2.2%)
Ameristar Casinos, Inc., 7.500%, 04/15/21(b)	1,210,000	1,294,700
Boyd Gaming Corp., 9.000%, 07/01/20(b)	5,540,000	5,553,850
Caesars Entertainment Corp., 8.500%, 02/15/20(b)	1,385,000	1,395,388
Chester Downs & Marina LLC, 9.250%, 02/01/20(b)	2,195,000	2,288,287
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(b)	10,790,000	11,140,675
Harrahs Operating, Inc., 11.250%, 06/01/17	10,320,000	11,261,700
Marina District Finance Co., Inc., 9.875%, 08/15/18(f)	2,440,000	2,299,700
MGM Resorts International, 6.625%, 07/15/15(f)	2,220,000	2,286,600
MGM Resorts International, 7.625%, 01/15/17(f)	8,185,000	8,451,012

		45,971,912

Machinery-Construction & Mining (0.2%)
Terex Corp., 8.000%, 11/15/17(f)	220,000	228,250
Terex Corp., 10.875%, 06/01/16	4,364,000	4,893,135

		5,121,385

Machinery-Diversified (0.3%)
Manitowoc Co., Inc. (The), 8.500%, 11/01/20(f)	4,805,000	5,189,400

Media (4.8%)
Block Communications, Inc., 7.250%, 02/01/20(b)	3,260,000	3,308,900
Cablevision Systems Corp., 7.750%, 04/15/18	1,180,000	1,256,700
Cablevision Systems Corp., 8.000%, 04/15/20(f)	4,490,000	4,849,200
CCO Holdings LLC, 7.250%, 10/30/17	2,930,000	3,193,700
CCO Holdings LLC/Cap Corp., 6.500%, 04/30/21	6,850,000	7,295,250
CCO Holdings LLC/Cap Corp., 7.375%, 06/01/20	3,965,000	4,356,544
CCO Holdings LLC/Cap Corp., 7.875%, 04/30/18	2,690,000	2,925,375
CCO Holdings LLC/Cap Corp., 8.125%, 04/30/20	2,190,000	2,441,850
CCO Holdings LLC/CCO Holdings Capital Corp., 7.000%, 01/15/19	4,985,000	5,383,800
Cequel Communications Holdings I LLC, 8.625%, 11/15/17(b)	3,380,000	3,641,950
Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20(b)(g)	21,025,000	20,551,937
Clear Channel Worldwide Holdings, Inc., Series B, 9.250%, 12/15/17	395,000	430,550
Clear Channel Worldwide Holdings, Inc., Series REGS, 9.250%, 12/15/17	5,700,000	6,198,750
Echostar DBS Corp., 7.125%, 02/01/16	4,085,000	4,483,287
Echostar DBS Corp., 7.750%, 05/31/15	3,430,000	3,807,300
Entravision Communications Corp., 8.750%, 08/01/17	4,555,000	4,828,300
Mediacom LLC/Capital Corp., 9.125%, 08/15/19	1,145,000	1,256,637
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	1,975,000	2,086,094
Quebecor Media, Inc., 7.750%, 03/15/16	705,000	724,388
Sinclair Television Group, Inc., 9.250%, 11/01/17(b)	2,690,000	2,972,450
Sirius XM Radio, Inc., 7.625%, 11/01/18(b)	2,910,000	3,128,250
Sirius XM Radio, Inc., 9.750%, 09/01/15(b)(f)	3,130,000	3,317,800
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.125%, 12/01/17(b)	1,900,000	2,042,500
Univision Communications, Inc., 7.875%, 11/01/20(b)	1,650,000	1,765,500
Videotron LTee, 5.000%, 07/15/22(b)	5,815,000	5,902,225

		102,149,237

See Notes to Schedules of Portfolio Investments.

Mining (2.4%)
Consolidated Minerals Ltd., 8.875%, 05/01/16(b)(f)	2,825,000	2,161,125
FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19(b)	4,300,000	4,558,000
Inmet Mining Corp., 8.750%, 06/01/20(b)	34,535,000	34,189,650
Novelis, Inc., 8.375%, 12/15/17	785,000	839,950
Novelis, Inc., 8.750%, 12/15/20	2,900,000	3,124,750
Teck Cominco Ltd., 6.125%, 10/01/35	920,000	983,877
Vulcan Materials Co., 7.500%, 06/15/21	3,345,000	3,679,500

		49,536,852

Miscellaneous Manufacturer (0.8%)
Amsted Industries, Inc., 8.125%, 03/15/18(b)	3,935,000	4,161,262
Bombardier, Inc., 5.750%, 03/15/22(b)(f)	6,395,000	6,371,019
Bombardier, Inc., 7.750%, 03/15/20(b)	1,180,000	1,312,750
Polymer Group, Inc., 7.750%, 02/01/19	5,260,000	5,555,875

		17,400,906

Oil & Gas (7.1%)
Chesapeake Energy Corp., 6.125%, 02/15/21(f)	2,385,000	2,307,488
Chesapeake Energy Corp., 6.500%, 08/15/17(f)	1,295,000	1,288,525
Chesapeake Energy Corp., 6.625%, 08/15/20(f)	13,315,000	13,181,850
Chesapeake Energy Corp., 6.875%, 11/15/20(f)	2,160,000	2,127,600
Chesapeake Energy Corp., 7.250%, 12/15/18(f)	3,105,000	3,167,100
CITGO Petroleum Corp., 11.500%, 07/01/17(b)	2,910,000	3,266,475
Coffeyville Resources LLC, 10.875%, 04/01/17(b)(f)	3,015,000	3,361,725
Comstock Resources, Inc., 7.750%, 04/01/19	4,780,000	4,397,600
Connacher Oil and Gas Ltd., 8.500%, 08/01/19(b)	5,420,000	4,607,000
Continental Resources, Inc., 5.000%, 09/15/22(b)	170,000	172,550
Everest ACQ LLC/Finance, 6.875%, 05/01/19(b)	4,610,000	4,817,450
Everest ACQ LLC/Finance, 9.375%, 05/01/20(b)	4,465,000	4,626,856
Hercules Offshore, Inc., 7.125%, 04/01/17(b)	5,075,000	4,922,750
Linn Energy LLC/Finance Corp., 6.500%, 05/15/19(b)	4,450,000	4,405,500
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20	4,865,000	5,242,037
Northern Tier Energy LLC/Northern Tier Finance Corp., 10.500%, 12/01/17	3,165,000	3,386,550
Oasis Petroleum, Inc., 6.875%, 01/15/23	9,165,000	9,199,369
Offshore Group Investments Ltd., 11.500%, 08/01/15(b)	4,000,000	4,340,000
Penn Virginia Corp., 10.375%, 06/15/16(f)	1,795,000	1,723,200
Plains Exploration & Production Co., 6.125%, 06/15/19	5,630,000	5,658,150
Plains Exploration & Production Co., 7.625%, 06/01/18	2,510,000	2,666,875
Plains Exploration & Production Co., 8.625%, 10/15/19	2,095,000	2,312,356
Range Resources Corp., 5.000%, 08/15/22	6,830,000	6,744,625
Range Resources Corp., 7.250%, 05/01/18	2,130,000	2,257,800
RDS Ultra-Deepwater Ltd., 11.875%, 03/15/17(b)	2,000,000	2,215,000
Resolute Energy Corp., 8.500%, 05/01/20(b)	4,665,000	4,630,012
SandRidge Energy, Inc., 7.500%, 03/15/21	11,420,000	11,277,250
SandRidge Energy, Inc., 8.000%, 06/01/18(b)	3,685,000	3,731,063
SandRidge Energy, Inc., 8.750%, 01/15/20	6,825,000	7,115,062
United Refining Co., 10.500%, 02/28/18	8,670,000	8,886,750
Western Refining, Inc., 11.250%, 06/15/17(b)	3,795,000	4,259,888
WPX Energy, Inc., 6.000%, 01/15/22(b)	7,735,000	7,696,325

		149,992,781

Oil & Gas Services (1.3%)
American Petroleum Tankers LLC, 10.250%, 05/01/15	3,571,000	3,722,767
Cie Generale de Geophysique-Veritas, 6.500%, 06/01/21	8,000,000	8,000,000
Geokinetics Holdings, Inc., 9.750%, 12/15/14(i)	6,145,000	3,441,200
Oil States International, Inc., 6.500%, 06/01/19	11,185,000	11,632,400

		26,796,367

See Notes to Schedules of Portfolio Investments.

Packaging & Containers (1.0%)
Ball Corp., 5.000%, 03/15/22	4,240,000	4,409,600
Graphic Packaging International, Inc., 9.500%, 06/15/17	2,175,000	2,392,500
Plastipak Holdings, Inc., 10.625%, 08/15/19(b)	2,010,000	2,278,837
Sealed Air Corp., 8.125%, 09/15/19(b)	5,095,000	5,680,925
Sealed Air Corp., 8.375%, 09/15/21(b)	5,060,000	5,717,800

		20,479,662

Pharmaceuticals (1.3%)
ConvaTec Healthcare, 10.500%, 12/15/18(b)	7,950,000	7,989,750
Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19	3,195,000	3,474,562
Endo Pharmaceuticals Holdings, Inc., 7.000%, 12/15/20	2,610,000	2,828,588
Endo Pharmaceuticals Holdings, Inc., 7.250%, 01/15/22	4,460,000	4,833,525
Valeant Pharmaceuticals International, 6.500%, 07/15/16(b)	4,000,000	4,180,000
Valeant Pharmaceuticals International, 7.000%, 10/01/20(b)	3,900,000	3,939,000

		27,245,425

Pipelines (1.1%)
Atlas Pipeline Partners LP, 8.750%, 06/15/18	3,335,000	3,560,112
El Paso Corp., 6.500%, 09/15/20	6,885,000	7,542,690
El Paso Corp., 7.000%, 06/15/17	1,540,000	1,746,908
El Paso Corp., Series G, 8.050%, 10/15/30, MTN	1,320,000	1,497,399
MarkWest Energy Partners LP, 6.750%, 11/01/20	2,800,000	2,975,000
Targa Resources Partners LP, 8.250%, 07/01/16	4,790,000	4,981,600

		22,303,709

Real Estate (0.3%)
Toys “R” Us Property Co. LLC, 10.750%, 07/15/17	5,415,000	5,915,888

Real Estate Investment Trusts (1.4%)
Host Hotels & Resorts LP, 6.000%, 11/01/20	1,745,000	1,893,325
Host Hotels & Resorts LP, 9.000%, 05/15/17(f)	1,115,000	1,234,863
MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 02/15/22	4,640,000	4,651,600
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 05/01/21	7,550,000	7,870,875
Reckson Operating Partnership LP, 7.750%, 03/15/20	6,005,000	6,850,756
Rouse Co. LP (The), 6.750%, 11/09/15	7,120,000	7,440,400

		29,941,819

Retail (4.1%)
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.750%, 05/20/20	3,910,000	3,988,200
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	7,170,000	7,385,100
AutoNation, Inc., 5.500%, 02/01/20	4,636,000	4,775,080
Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	2,775,000	2,532,188
Ferrellgas Partners LP, 9.125%, 10/01/17	2,095,000	2,189,275
JC Penney Corp., Inc., 6.375%, 10/15/36	4,135,000	3,121,925
Limited Brands, Inc., 5.625%, 02/15/22	7,220,000	7,436,600
Limited Brands, Inc., 6.625%, 04/01/21	2,900,000	3,168,250
Limited Brands, Inc., 7.000%, 05/01/20	2,520,000	2,797,200
Phillips-Van Heusen Corp., 7.375%, 05/15/20	2,005,000	2,220,538
QVC, Inc., 7.500%, 10/01/19(b)	1,600,000	1,776,000
Rite Aid Corp., 7.500%, 03/01/17(f)	10,075,000	10,276,500
Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	2,620,000	2,741,175
Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19(f)	5,925,000	6,443,437
Sears Holdings Corp., 6.625%, 10/15/18(f)	29,075,000	25,949,437

		86,800,905

Semiconductors (0.5%)
Advanced Micro Devices, Inc., 7.750%, 08/01/20	4,115,000	4,526,500
Freescale Semiconductor, Inc., 9.250%, 04/15/18(b)	5,035,000	5,387,450

		9,913,950

See Notes to Schedules of Portfolio Investments.

Shipbuilding (0.7%)
Huntington Ingalls Industries, Inc., 6.875%, 03/15/18	6,345,000	6,614,662
Huntington Ingalls Industries, Inc., 7.125%, 03/15/21	8,040,000	8,401,800

		15,016,462

Software (0.4%)
Fidelity National Information Services, Inc., 5.000%, 03/15/22(b)(f)	8,175,000	8,318,063

Storage/Warehousing (0.4%)
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 03/15/18	8,859,000	8,637,525

Telecommunication Services (10.7%)
Avaya, Inc., 7.000%, 04/01/19(b)(f)	6,395,000	5,931,362
CenturyLink, Inc., Series G, 6.875%, 01/15/28	673,000	661,535
Consolidated Communications Finance Co., 10.875%, 06/01/20(b)	2,190,000	2,277,600
Cricket Communications, Inc., 7.750%, 05/15/16	1,535,000	1,629,019
GeoEye, Inc., 8.625%, 10/01/16(f)	2,055,000	2,019,038
Hughes Satellite Systems Corp., 6.500%, 06/15/19	2,735,000	2,905,938
Hughes Satellite Systems Corp., 7.625%, 06/15/21	1,270,000	1,381,125
Inmarsat Finance PLC, 7.375%, 12/01/17(b)	5,890,000	6,287,575
Integra Telecom, Inc., 10.750%, 04/15/16(b)	8,680,000	8,463,000
Intelsat Jackson Holdings SA, 7.250%, 04/01/19	4,000,000	4,200,000
Intelsat Jackson Holdings SA, 7.250%, 10/15/20	5,000,000	5,262,500
Intelsat Jackson Holdings SA, 7.500%, 04/01/21	4,340,000	4,589,550
Intelsat Jackson Holdings SA, 8.500%, 11/01/19	850,000	941,375
Level 3 Financing, Inc., 8.125%, 07/01/19	6,010,000	6,167,762
Level 3 Financing, Inc., 8.625%, 07/15/20	4,065,000	4,268,250
Level 3 Financing, Inc., 9.375%, 04/01/19	9,305,000	10,049,400
Level 3 Financing, Inc., 10.000%, 02/01/18(g)	5,210,000	5,639,825
Nextel Communications, Inc., Series D, 7.375%, 08/01/15	3,405,000	3,409,256
Nextel Communications, Inc., Series E, 6.875%, 10/31/13(f)	2,201,000	2,209,254
NII Capital Corp., 7.625%, 04/01/21(g)	12,688,000	10,879,960
NII Capital Corp., 8.875%, 12/15/19	3,825,000	3,466,406
PAETEC Holding Corp., 8.875%, 06/30/17	3,005,000	3,237,887
Qwest Capital Funding, Inc., 7.750%, 02/15/31	5,220,000	5,140,150
Sable International Finance Ltd., 8.750%, 02/01/20(b)(f)	3,515,000	3,761,050
Satmex Escrow, 9.500%, 05/15/17(b)	1,465,000	1,530,925
Satmex Escrow SA de CV, 9.500%, 05/15/17	10,660,000	11,139,700
Sprint Capital Corp., 6.875%, 11/15/28	11,095,000	8,931,475
Sprint Capital Corp., 6.900%, 05/01/19	4,168,000	3,917,920
Sprint Capital Corp., 8.750%, 03/15/32	8,005,000	7,284,550
Sprint Nextel Corp., 6.000%, 12/01/16	11,430,000	10,944,225
Sprint Nextel Corp., 8.375%, 08/15/17	4,000,000	4,100,000
Sprint Nextel Corp., 11.500%, 11/15/21(b)	145,000	161,675
UPC Holding BV, 9.875%, 04/15/18(b)	3,600,000	3,942,000
UPCB Finance V Ltd., 7.250%, 11/15/21(b)	2,100,000	2,194,500
US West Capital Funding, Inc., 6.875%, 07/15/28	5,940,000	5,726,879
US West Communications, 7.250%, 10/15/35	5,485,000	5,526,137
ViaSat, Inc., 6.875%, 06/15/20(b)	5,130,000	5,181,300
ViaSat, Inc., 8.875%, 09/15/16	4,985,000	5,333,950
West Corp., 7.875%, 01/15/19	2,250,000	2,351,250
West Corp., 8.625%, 10/01/18	2,690,000	2,851,400
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17(b)	11,622,454	7,304,874
Wind Acquisition Finance SA, 7.250%, 02/15/18(b)	23,880,000	20,895,000
Windstream Corp., 7.500%, 06/01/22	4,015,000	4,135,450
Windstream Corp., 7.500%, 04/01/23	5,030,000	5,155,750
Windstream Corp., 7.750%, 10/15/20	1,860,000	1,971,600

		225,359,377

See Notes to Schedules of Portfolio Investments.

Textiles (0.2%)
Mohawk Industries, Inc., 6.375%, 01/15/16	3,605,000	3,974,513

Transportation (1.0%)
CHC Helicopter SA, 9.250%, 10/15/20	19,125,000	18,694,687
United Maritime Group LLC/Finance Corp., 11.750%, 06/15/15	1,445,000	1,578,663

		20,273,350

Total Corporate Bonds (Cost $1,711,154,738)		1,760,713,463

Convertible Preferred Stock (0.4%)
Auto Manufacturers (0.4%)
General Motors Co., Series B, 4.750%, 12/01/13(f)	256,940	8,530,408

Total Convertible Preferred Stock (Cost $10,925,846)		8,530,408

Short-Term Investment (8.4%)
RidgeWorth Funds Securities Lending Joint Account(j)	177,608,805	177,608,805

Total Short-Term Investment (Cost $177,608,805)		177,608,805

Money Market Fund (10.2%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(k)	214,783,475	214,783,475

Total Money Market Fund (Cost $214,783,475)		214,783,475

Total Investments (Cost $2,236,048,373) — 108.2%		2,282,136,697
Liabilities in excess of other assets — (8.2)%		(172,950,758)

Net Assets — 100.0%		$2,109,185,939

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2012.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 34.3% of net assets as of June 30, 2012.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(e)	Valued at fair value using procedures approved by the Board of Trustees. Fair valued securities held by the Fund represent 0.4 % of net assets as of June 30, 2012.
(f)	The security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $173,859,820.
(g)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(h)	Perpetual maturity.
(i)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees (See Note 2).
(j)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012 (See Note 2).
(k)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

Investment Abbreviations

MTN	– Medium Term Note
PIK	– Payment in-kind

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

Short-Term Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities (8.1%)
Automobiles (4.6%)
Bank of America Auto Trust, Series 2012-1, Cl A3, 0.780%, 06/15/16	1,000,000	1,002,194
Ford Credit Auto Owner Trust, Series 2009-D, Cl A3, 2.170%, 10/15/13	146,299	146,597
Ford Credit Auto Owner Trust, Series 2012-A, Cl A3, 0.840%, 08/15/16	1,525,000	1,530,827
Harley-Davidson Motorcycle Trust, Series 2011-2, Cl A3, 1.110%, 09/15/16	2,855,000	2,874,353
Honda Auto Receivables Owner Trust, Series 2009-3, Cl A3, 2.310%, 05/15/13	30,011	30,036
Honda Auto Receivables Owner Trust, Series 2010-2, Cl A3, 1.340%, 03/18/14	925,931	929,248
Hyundai Auto Receivables Trust, Series 2011-B, Cl A3, 1.040%, 09/15/15	1,300,000	1,307,127
Hyundai Auto Receivables Trust, Series 2011-B, Cl A4, 1.650%, 02/15/17	1,180,000	1,203,344
Mercedes-Benz Auto Lease Trust, Series 2011-B, Cl A3, 1.070%, 08/15/14(a)	1,985,000	1,995,356
Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Cl A3, 0.850%, 08/22/16	1,295,000	1,299,521
World Omni Auto Receivables Trust, Series 2011-A, Cl A3, 1.110%, 05/15/15	1,875,000	1,881,861

		14,200,464

Credit Card (2.6%)
American Express Credit Account Master Trust, Series 2007-7, Cl A, 0.282%, 02/17/15(b)(c)	3,560,000	3,560,027
Discover Card Master Trust, Series 2008-A4, Cl A4, 5.650%, 12/15/15(c)	4,340,000	4,554,428

		8,114,455

Other (0.9%)
GE Equipment Transportation LLC, Series 2011-1, Cl A3, 1.000%, 10/20/14	1,385,000	1,389,178
John Deere Owner Trust, Series 2011-A, Cl A3, 1.290%, 01/15/16	1,555,000	1,565,942

		2,955,120

Total Asset-Backed Securities (Cost $25,156,783)		25,270,039

Collateralized Mortgage Obligations (16.7%)
Agency Collateralized Mortgage Obligations (2.0%)
Federal National Mortgage Association, Series 2009-37, Cl HA, 4.000%, 04/25/19	1,729,946	1,828,938
Federal National Mortgage Association, Series 2011-38, Cl AH, 2.750%, 05/25/20(c)	4,426,270	4,593,080

		6,422,018

Commercial Mortgage Backed Security (12.3%)
Banc of America Commercial Mortgage, Inc., Series 2004-1, Cl A4, 4.760%, 11/10/39	1,285,000	1,341,569
Banc of America Commercial Mortgage, Inc., Series 2004-3, Cl A5, 5.736%, 06/10/39(b)(c)	3,911,491	4,185,197
Banc of America Commercial Mortgage, Inc., Series 2005-2, Cl AM, 4.913%, 07/10/43(b)(c)	2,105,000	2,240,244
Citigroup Commercial Mortgage Trust, Series 2004-C1, Cl A3, 5.251%, 04/15/40(b)	2,144,238	2,181,960
Commercial Mortgage Asset Trust, Series 1999-C1, Cl A4, 6.975%, 01/17/32(b)(c)	4,139,524	4,267,692
Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Cl A2, 6.096%, 07/16/34(a)	34,014	34,106
CS First Boston Mortgage Securities Corp., Series 2004-C5, Cl A3, 4.499%, 11/15/37	2,301,327	2,318,334
CS First Boston Mortgage Securities Corp., Series 2005-C5, Cl AM, 5.100%, 08/15/38(b)	2,095,000	2,270,362
GE Capital Commercial Mortgage Corp., Series 2004-C2, Cl A3, 4.641%, 03/10/40	714,449	726,222
GMAC Commercial Mortgage Securities, Inc., Series 2003-C2, Cl A2, 5.640%, 05/10/40(b)(c)	5,555,000	5,776,650

See Notes to Schedules of Portfolio Investments.

JPMorgan Chase Commercial Mortgage Securities, Series 2005-LDP1, Cl A2, 4.625%, 03/15/46	1,192,713	1,202,881
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Cl A4, 5.447%, 06/15/29(b)(c)	4,575,000	4,867,896
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Cl A3, 4.467%, 10/12/41(b)	172,600	173,040
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Cl AM, 5.107%, 07/12/38(b)	1,585,000	1,707,692
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Cl A2, 4.380%, 10/15/41	810,782	810,426
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Cl A4, 5.441%, 12/15/44(b)	3,800,000	4,217,612

		38,321,883

Whole Loan Collateral Mortgage Obligations (2.4%)
CS First Boston Mortgage Securities Corp., Series 2004-1, Cl 4A1, 5.000%, 02/25/19	1,556,497	1,598,041
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Cl A, 3.000%, 09/30/19(a)	1,648,747	1,683,783
First Horizon Mortgage Pass-Through Trust, Series 2004-AR4, Cl 2A1, 2.657%, 08/25/34(b)(c)	1,180,459	1,116,711
MASTR Alternative Loans Trust, Series 2004-5, Cl 4A1, 5.500%, 07/25/19(c)	1,785,092	1,891,776
Provident Funding Mortgage Loan Trust, Series 2004-1, Cl 1A1, 2.619%, 04/25/34(b)	683,640	668,806
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S12, Cl 2A, 4.750%, 11/25/18	476,208	491,846

		7,450,963

Total Collateralized Mortgage Obligations (Cost $51,024,452)		52,194,864

Corporate Bonds (42.3%)
Auto Manufacturers (1.5%)
Daimler Finance North America LLC, 1.650%, 04/10/15(a)	1,800,000	1,807,074
Kia Motors Corp., 3.625%, 06/14/16(a)	500,000	513,385
Volkswagen International Finance, 1.211%, 03/21/14(a)(b)	1,200,000	1,200,442
Volkswagen International Finance, 2.375%, 03/22/17(a)	1,090,000	1,107,250

		4,628,151

Banks (13.0%)
Bank of Montreal, 1.750%, 04/29/14	1,680,000	1,711,288
Bank of Nova Scotia, 1.000%, 02/10/14	1,705,000	1,705,101
Bank of Nova Scotia, 1.850%, 01/12/15	1,875,000	1,904,968
BB&T Corp., 5.700%, 04/30/14(c)	2,365,000	2,566,403
Branch Banking & Trust Co., 0.788%, 09/13/16(b)	1,630,000	1,540,880
Capital One Financial Corp., 7.375%, 05/23/14	1,520,000	1,669,744
Commonwealth Bank of Australia, 1.950%, 03/16/15(c)	2,950,000	2,969,022
Commonwealth Bank of Australia, 3.500%, 03/19/15(a)	1,035,000	1,080,381
Goldman Sachs Group, Inc. (The), 3.300%, 05/03/15	2,490,000	2,489,656
JPMorgan Chase & Co., 3.150%, 07/05/16	1,875,000	1,928,258
JPMorgan Chase & Co., 5.750%, 01/02/13	3,145,000	3,224,663
PNC Funding Corp., 5.400%, 06/10/14	990,000	1,068,789
Royal Bank of Canada, 2.300%, 07/20/16, MTN	4,250,000	4,362,421
Toronto-Dominion Bank (The), 1.375%, 07/14/14	1,360,000	1,376,884
US Bancorp, 4.200%, 05/15/14	2,115,000	2,250,971
Wells Fargo & Co., 3.676%, 06/15/16(b)	2,195,000	2,336,358
Westpac Banking Corp., 2.250%, 11/19/12	1,455,000	1,464,698
Westpac Banking Corp., 4.200%, 02/27/15	4,790,000	5,088,642

		40,739,127

Beverages (1.8%)
Anheuser-Busch InBev Worldwide, Inc., 3.625%, 04/15/15	1,870,000	2,002,316
Bottling Group LLC, 6.950%, 03/15/14	825,000	911,750
Dr. Pepper Snapple Group, Inc., 2.350%, 12/21/12	1,300,000	1,310,084
PepsiCo, Inc., 0.750%, 03/05/15	1,390,000	1,386,194

		5,610,344

Commercial Services (0.1%)
ADT Corp. (The), 2.250%, 07/15/17(a)(d)	365,000	366,712

See Notes to Schedules of Portfolio Investments.

Computers (1.2%)
Hewlett-Packard Co., 1.250%, 09/13/13	1,485,000	1,483,840
IBM Corp., 2.000%, 01/05/16	2,150,000	2,219,935

		3,703,775

Diversified Financial Services (9.3%)
American Express Credit Corp., 1.750%, 06/12/15, MTN	890,000	900,109
American Express Credit Corp., Series C, 5.875%, 05/02/13(c)	2,010,000	2,093,797
American Honda Finance Corp., 0.861%, 06/18/14(a)(b)	1,045,000	1,044,393
BlackRock, Inc., 0.767%, 05/24/13(b)	1,280,000	1,284,297
BlackRock, Inc., 1.375%, 06/01/15	2,935,000	2,955,988
Caterpillar Financial Services Corp., 4.625%, 06/01/15(c)	2,390,000	2,629,954
Citigroup, Inc., 5.500%, 04/11/13(c)	3,110,000	3,197,941
General Electric Capital Corp., 4.875%, 03/04/15(c)	3,855,000	4,185,628
General Electric Capital Corp., Series A, 3.750%, 11/14/14	2,520,000	2,645,705
John Deere Capital Corp., 0.875%, 04/17/15	1,055,000	1,056,185
John Deere Capital Corp., 0.950%, 06/29/15	1,135,000	1,136,867
Merrill Lynch & Co., Inc., Series C, 5.000%, 02/03/14	1,455,000	1,504,813
Morgan Stanley, 4.200%, 11/20/14	1,430,000	1,427,831
TD AMERITRADE Holding Corp., 4.150%, 12/01/14	995,000	1,051,820
Woodside Finance Ltd., 4.500%, 11/10/14(a)	1,800,000	1,904,087

		29,019,415

Electric (0.8%)
Duke Energy Corp., 6.300%, 02/01/14	1,765,000	1,910,081
NextEra Energy Capital Holdings, Inc., 1.611%, 06/01/14	655,000	656,776

		2,566,857

Electronics (0.3%)
Thermo Fisher Scientific, Inc., 2.150%, 12/28/12	300,000	301,482
Thermo Fisher Scientific, Inc., 3.200%, 03/01/16	705,000	754,725

		1,056,207

Food (1.0%)
General Mills, Inc., 5.200%, 03/17/15	1,450,000	1,609,590
Kraft Foods Group, Inc., 1.625%, 06/04/15(a)	410,000	414,337
Kraft Foods, Inc., 2.625%, 05/08/13	1,005,000	1,019,872

		3,043,799

Gas (0.7%)
Northern Natural Gas Co., 5.375%, 10/31/12(a)	960,000	974,274
Sempra Energy, 6.000%, 02/01/13	1,290,000	1,328,871

		2,303,145

Healthcare — Services (0.1%)
UnitedHealth Group, Inc., 1.875%, 11/15/16	340,000	348,100

Insurance (3.2%)
Berkshire Hathaway Finance Corp., 1.600%, 05/15/17	625,000	629,352
Berkshire Hathaway Finance Corp., 5.000%, 08/15/13	1,635,000	1,714,051
Metropolitan Life Global Funding I, 1.700%, 06/29/15(a)	2,710,000	2,712,038
New York Life Global Funding, 3.000%, 05/04/15(a)	1,530,000	1,609,294
Pricoa Global Funding I, 5.450%, 06/11/14(a)	3,040,000	3,292,496

		9,957,231

Media (1.3%)
CBS Corp., 1.950%, 07/01/17	255,000	254,745
Comcast Corp., 5.300%, 01/15/14	1,915,000	2,037,541
Time Warner Cable, Inc., 5.400%, 07/02/12	1,870,000	1,870,000

		4,162,286

See Notes to Schedules of Portfolio Investments.

Mining (0.6%)
BHP Billiton Finance USA Ltd., 1.000%, 02/24/15	610,000	611,044
Rio Tinto Alcan, Inc., 4.875%, 09/15/12	1,230,000	1,239,727

		1,850,771

Miscellaneous Manufacturer (0.3%)
Ingersoll-Rand Global Holding Co. Ltd., 6.000%, 08/15/13	985,000	1,038,526

Oil & Gas (0.6%)
Devon Energy Corp., 1.875%, 05/15/17	390,000	390,069
Petrohawk Energy Corp., 7.250%, 08/15/18	1,195,000	1,343,866

		1,733,935

Pharmaceuticals (0.6%)
McKesson Corp., 5.250%, 03/01/13	850,000	875,437
McKesson Corp., 6.500%, 02/15/14	850,000	926,444

		1,801,881

Pipelines (2.0%)
Enterprise Products Operating LLC, Series M, 5.650%, 04/01/13	1,250,000	1,289,583
Gulf South Pipeline Co. LP, 5.750%, 08/15/12(a)	1,300,000	1,305,829
Kinder Morgan Energy Partners LP, 5.850%, 09/15/12	1,490,000	1,504,478
Plains All American Pipeline LP, 4.250%, 09/01/12	1,945,000	1,953,862
Williams Partners LP, 3.800%, 02/15/15	260,000	273,515

		6,327,267

Retail (0.7%)
Nordstrom, Inc., 6.750%, 06/01/14	490,000	543,280
Wal-Mart Stores, Inc., 5.375%, 04/05/17	1,262,000	1,498,693

		2,041,973

Semiconductors (0.4%)
Texas Instruments, Inc., 1.375%, 05/15/14	1,170,000	1,182,921

Telecommunication Services (2.2%)
AT&T, Inc., 2.500%, 08/15/15	2,895,000	3,013,724
Verizon Communications, Inc., 1.071%, 03/28/14(b)	3,005,000	3,031,402
Verizon Communications, Inc., 2.000%, 11/01/16	670,000	685,634

		6,730,760

Toys/Games/Hobbies (0.6%)
Mattel, Inc., 5.625%, 03/15/13	1,765,000	1,823,759

Total Corporate Bonds (Cost $130,282,356)		132,036,942

Municipal Bond (1.6%)
New Jersey (1.6%)
New Jersey Economic Development Authority, RB, BAB, 1.468%, 06/15/13(b)	4,930,000	4,949,030

Total Municipal Bond (Cost $4,930,000)		4,949,030

U.S. Government Agencies (8.2%)
Federal Agricultural Mortgage Corp. (1.4%)
2.000%, 07/27/16(c)	4,305,000	4,492,048

Federal Farm Credit Bank (0.1%)
0.470%, 12/19/13(c)	175,000	175,072

Federal Home Loan Mortgage Corp. (6.6%)
0.400%, 02/27/14(c)	4,215,000	4,217,293
0.750%, 11/25/14	70,000	70,525
0.500%, 04/17/15	8,930,000	8,930,563
0.850%, 02/24/16(c)	7,340,000	7,351,700

		20,570,081

See Notes to Schedules of Portfolio Investments.

Federal National Mortgage Association (0.1%)
1.050%, 09/14/15	250,000	250,316

Total U.S. Government Agencies (Cost $25,254,246)		25,487,517

U.S. Government Agency Mortgages (13.5%)
Federal Home Loan Mortgage Corporation (1.3%)
Pool #847276, 2.505%, 04/01/34(b)	516,495	549,274
Pool #1B7142, 2.621%, 09/01/36(b)	971,471	1,042,212
Pool #1G1676, 5.453%, 04/01/37(b)(c)	2,282,034	2,463,601

		4,055,087

Federal National Mortgage Association (12.2%)
Pool #555162, 4.826%, 01/01/13	1,177,139	1,180,592
Pool #555290, 4.827%, 02/01/13	1,397,195	1,401,820
Pool #873294, 5.100%, 02/01/13(c)	4,665,931	4,680,499
Pool #735065, 4.442%, 08/01/13	1,676,761	1,692,320
Pool #360500, 6.255%, 09/01/13(c)	4,505,000	4,734,978
Pool #555910, 4.920%, 10/01/13(c)	2,484,062	2,549,053
Pool #958368, 4.710%, 03/01/14	5,252,749	5,503,981
Pool #725877, 5.250%, 09/01/14	295,830	314,449
Pool #466534, 2.040%, 11/01/15(c)	3,605,000	3,734,055
Pool #466598, 2.180%, 11/01/15	2,055,000	2,134,073
Pool #462085, 5.315%, 11/01/15	1,681,473	1,882,486
Pool #745889, 5.970%, 08/01/16(c)	4,748,905	5,434,375
Pool #555844, 2.278%, 10/01/33(b)	327,424	346,986
Pool #822302, 2.942%, 05/01/35(b)	2,206,193	2,360,846

		37,950,513

Total U.S. Government Agency Mortgages (Cost $40,739,882)		42,005,600

U.S. Treasury Obligations (8.0%)
U.S. Treasury Notes (8.0%)
0.500%, 08/15/14	605,000	607,032
0.250%, 09/15/14	200,000	199,562
0.375%, 03/15/15	13,880,000	13,871,325
0.250%, 05/15/15	10,443,000	10,397,312

Total U.S. Treasury Obligations (Cost $25,075,635)		25,075,231

Money Market Fund (1.2%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.03%(e)	3,716,158	3,716,158

Total Money Market Fund (Cost $3,716,158)		3,716,158

Total Investments (Cost $306,179,512) — 99.6%		310,735,381
Other assets in excess of liabilities — 0.4%		1,389,414

Net Assets — 100.0%		$312,124,795

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 7.4% of net assets as of June 30, 2012.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2012.
(c)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

See Notes to Schedules of Portfolio Investments.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(e)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

Investment Abbreviations

BAB	– Build America Bonds
MTN	– Medium Term Note
RB	– Revenue Bond

Open Futures Contracts

At June 30, 2012, the Fund’s open futures contract were as follows:

Description	Position	Notional Amount	Expiration Date	Number of Contracts	Unrealized Appreciation
U.S. Treasury 5 Year Note	Short	$(4,228,366)	September 2012	34	$13,429

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

Short-Term Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds (95.1%)
Georgia (4.6%)
Richmond County Board of Education, GO, 5.000%, 10/01/16	400,000	469,688

Hawaii (4.4%)
Hawaii State, GO, 5.000%, 05/01/15	400,000	450,312

Maryland (54.3%)
Charles County, GO, 4.000%, 04/01/17	500,000	572,745
Frederick County, GO, 5.000%, 12/01/15	500,000	577,265
Maryland State, GO, 5.000%, 08/01/17, Pre-refunded 08/01/2015 @ 100(a)	3,000,000	3,420,720
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23	500,000	582,680
St. Mary’s County, Construction Public Improvement, GO, 4.000%, 07/15/18	375,000	436,995

		5,590,405

Massachusetts (4.5%)
Boston Water & Sewer Commission, Series A, RB, 5.000%, 11/01/20	375,000	467,689

Michigan (7.9%)
Michigan Finance Authority, Series B, RB, 5.000%, 07/01/23	750,000	811,762

New Jersey (10.8%)
Monmouth County Improvement Authority, RB, 4.000%, 12/01/17	300,000	347,247
New Jersey Economic Development Authority, RB, 5.000%, 06/15/20	300,000	342,231
New Jersey Higher Education Student Assistance Authority, AMT, RB, 4.000%, 12/01/17	400,000	423,924

		1,113,402

New York (4.3%)
Metropolitan Transportation Authority, Series D, RB, 4.000%, 11/15/15(b)	400,000	438,112

Tennessee (4.3%)
Knoxville, GO, 5.000%, 05/01/17	370,000	442,135

Total Municipal Bonds (Cost $9,558,214)		9,783,505

Money Market Fund (7.9%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.06%(c)	814,198	814,198

Total Money Market Fund (Cost $814,198)		814,198

Total Investments (Cost $10,372,412) — 103.0%		10,597,703
Liabilities in excess of other assets — (3.0)%		(308,586)

Net Assets — 100.0%		$10,289,117

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

Investment Abbreviations

AMT	– Income subject to Alternative Minimum Tax
GO	– General Obligation
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

Short-Term U.S. Treasury Securities Fund

	Shares or Principal Amount($)	Value($)
U.S. Treasury Obligations (100.8%)
U.S. Treasury Notes (100.8%)
1.375%, 01/15/13	2,480,000	2,495,790
3.125%, 04/30/13	1,580,000	1,617,833
1.125%, 06/15/13	3,525,000	3,554,191
2.000%, 11/30/13	1,745,000	1,786,920
0.375%, 11/15/14	1,000,000	1,000,547
2.375%, 02/28/15	720,000	757,632
2.500%, 04/30/15	3,205,000	3,392,544
1.750%, 07/31/15	1,795,000	1,866,098
0.750%, 06/30/17	1,000,000	1,001,484

Total U.S. Treasury Obligations (Cost $17,294,624)		17,473,039

Money Market Fund (0.5%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(a)	92,612	92,612

Total Money Market Fund (Cost $92,612)		92,612

Total Investments (Cost $17,387,236) — 101.3%		17,565,651
Liabilities in excess of other assets — (1.3)%		(233,751)

Net Assets — 100.0%		$17,331,900

(a)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

Total Return Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities (1.8%)
Credit Card (0.2%)
Cabela’s Master Credit Card Trust, Series 2012-1A, Cl A1, 1.630%, 02/18/20(a)	3,117,000	3,155,286

Home Equity (0.8%)
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Cl M1, 0.675%, 07/25/35(b)	4,681,812	4,105,996
HSBC Home Equity Loan Trust, Series 2005-1, Cl M, 0.774%, 01/20/34(b)	1,971,981	1,781,754
HSBC Home Equity Loan Trust, Series 2006-2, Cl A1, 0.394%, 03/20/36(b)	3,628,947	3,421,894

		9,309,644

Manufactured Housing (0.4%)
Newcastle Investment Trust, Series 2010-MH1, Cl M1, 6.000%, 07/10/35(a)	4,160,000	4,403,559

Other (0.4%)
Dominos Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(a)	4,696,323	4,897,150

Total Asset-Backed Securities (Cost $21,355,348)		21,765,639

Collateralized Mortgage Obligations (10.4%)
Agency Collateralized Mortgage Obligations (6.1%)
Federal Home Loan Mortgage Corporation, Series 3768, Cl CB, 3.500%, 12/15/25	2,084,874	2,272,269
Federal Home Loan Mortgage Corporation, Series 3774, Cl EW, 3.500%, 12/15/25	2,311,855	2,527,572
Federal Home Loan Mortgage Corporation, Series 3800, Cl CB, 3.500%, 02/15/26	2,455,000	2,686,083
Federal Home Loan Mortgage Corporation, Series 3806, Cl L, 3.500%, 02/15/26	6,705,442	7,301,939
Federal Home Loan Mortgage Corporation, Series 3829, Cl BE, 3.500%, 03/15/26	3,272,000	3,573,230
Federal Home Loan Mortgage Corporation, Series 3877, Cl LM, 3.500%, 06/15/26	1,412,000	1,537,926
Federal Home Loan Mortgage Corporation, Series 3942, Cl KB, 3.000%, 10/15/26	4,411,556	4,570,167
Federal Home Loan Mortgage Corporation, Series 3978, Cl B, 3.000%, 12/15/26	4,636,000	4,757,914
Federal Home Loan Mortgage Corporation, Series 4065, Cl CL, 3.000%, 06/15/27	1,862,575	1,899,919
Federal National Mortgage Association, Series 2010-144, Cl YB, 3.000%, 12/25/25	6,445,471	6,769,239
Federal National Mortgage Association, Series 2011-124, Cl BC, 3.500%, 12/25/21	2,183,370	2,415,964
Federal National Mortgage Association, Series 2011-36, Cl DB, 3.000%, 05/25/26	5,892,120	6,181,585
Federal National Mortgage Association, Series 2011-44, Cl EB, 3.000%, 05/25/26	4,869,000	5,089,298
Federal National Mortgage Association, Series 2011-46, Cl B, 3.000%, 05/25/26	1,447,000	1,518,555
Federal National Mortgage Association, Series 2011-98, Cl VE, 3.500%, 06/25/26	6,823,000	7,257,772
Federal National Mortgage Association, Series 2012-17, Cl BC, 3.500%, 03/25/27	4,538,240	4,919,747
Government National Mortgage Association, Series 2011-17, Cl B, 4.000%, 02/16/26	900,232	1,019,618
Government National Mortgage Association, Series 2012-13, Cl VK, 3.500%, 01/20/25	6,250,019	6,797,158

		73,095,955

Agency Collateralized Planned Amortization Class Mortgage Obligations (0.9%)
Federal Home Loan Mortgage Corporation, Series 3762, Cl BV, 4.000%, 10/15/29	1,563,000	1,719,765
Federal Home Loan Mortgage Corporation, Series 3763, Cl VQ, 4.000%, 07/15/27	960,000	1,059,833
Federal Home Loan Mortgage Corporation, Series 3769, Cl PN, 3.500%, 12/15/25	1,335,000	1,459,404
Federal Home Loan Mortgage Corporation, Series 3959, Cl PB, 3.000%, 11/15/26	4,683,638	4,808,406
Federal Home Loan Mortgage Corporation, Series 3972, Cl PB, 3.500%, 12/15/31	554,129	590,409
Federal National Mortgage Association, Series 2011-8, Cl PV, 4.000%, 01/25/30	750,000	822,109
Federal National Mortgage Association, Series 2011-89, Cl BT, 3.500%, 09/25/26	500,000	533,501

		10,993,427

See Notes to Schedules of Portfolio Investments.

Commercial Mortgage Backed Security (3.4%)
Banc of America Commercial Mortgage, Inc., Series 2005-3, Cl A3B, 5.090%, 07/10/43(b)	3,987,000	4,175,107
Banc of America Commercial Mortgage, Inc., Series 2005-6, Cl AM, 5.366%, 09/10/47(b)	3,377,000	3,692,317
Commercial Mortgage Pass Through Certificates, Series 2012-9W57, Cl A, 2.365%, 02/10/29(a)	5,422,000	5,546,278
GS Mortgage Securities Corp. II, Series 2012-ALOH, Cl A, 3.551%, 04/10/34(a)	4,566,000	4,720,043
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Cl A4B, 4.996%, 08/15/42(b)	1,700,000	1,810,430
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Cl AM, 4.794%, 07/15/40	2,100,000	2,233,253
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Cl AM, 5.217%, 02/15/31(b)	3,280,000	3,528,899
Merrill Lynch Mortgage Trust, Series 2005-LC1, Cl AM, 5.446%, 01/12/44(b)	304,000	329,143
Morgan Stanley Reremic Trust, Series 2010-HQ4B, Cl A7A, 4.970%, 04/16/40(a)	2,700,000	2,837,568
RBSCF Trust, Series 2010-RR3, Cl MS4A, 4.970%, 04/16/40(a)(b)	5,860,000	6,158,602
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Cl AMFX, 5.179%, 07/15/42(b)	2,175,000	2,358,139
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Cl AM, 5.378%, 10/15/44(b)	3,142,000	3,427,913

		40,817,692

Total Collateralized Mortgage Obligations (Cost $115,659,576)		124,907,074

Bank Loans (6.2%)
Aerospace/Defense (0.2%)
AWAS Finance Luxembourg 2012 S.A., New Term Loan, 07/16/18(a)(b)(c)(d)	95,000	94,466
Huntington Ingalls Industries, Inc., Term Loan A, 2.750%, 03/30/16(a)(b)	986,842	976,973
Sequa Corp., Term Loan, 3.720%, 12/03/14(a)(b)	500,000	488,360
TASC, Inc., New Term Loan B, 4.500%, 12/18/15(a)(b)	314,207	307,398

		1,867,197

Auto Manufacturers (0.1%)
Delphi Corp., Term Loan B, 3.500%, 03/31/17(a)(b)	1,000,000	997,500
TI Group Automotive Systems LLC, New Term Loan, 6.750%, 03/14/18(a)(b)	244,388	238,481

		1,235,981

Auto Parts & Equipment (0.2%)
Allison Transmission, Inc., Term Loan B2, 3.750%, 08/07/17(a)(b)(c)	1,508,027	1,483,522
Tomkins LLC, New Term Loan B, 4.250%, 09/29/16(a)(b)	498,734	497,986

		1,981,508

Chemicals (0.3%)
Ascend Performance Materials LLC, Term Loan B, 6.750%, 04/10/18(a)(b)	498,750	484,202
Ashland, Inc., Term Loan B, 3.750%, 08/23/18(a)(b)	498,833	499,407
Huntsman International LLC, Extended Term Loan B, 2.846%, 04/19/17(a)(b)	500,000	489,285
Ineos US Finance LLC, 6 year Term Loan, 6.500%, 05/04/18(a)(b)	892,763	872,925
Nexeo Solutions LLC, Term Loan B, 5.000%, 09/08/17(a)(b)	324,179	315,264
Styron S.A.R.L. LLC, New Term Loan B, 6.000%-6.750%, 08/02/17(a)(b)(c)	538,633	503,961
Taminco Global Chemical Corp., Term Loan B1, 5.250%, 02/15/19(a)(b)	99,750	99,251

		3,264,295

Commercial Services (0.2%)
Acosta, Inc., Term Loan C, 03/01/18(a)(b)(c)(d)	55,000	54,862
AlixPartners LLP, Term Loan B2, 05/29/19(a)(b)(c)(d)	180,000	177,660
Cengage Learning Acquisitions, Inc., Non Extended Term Loan, 2.500%, 07/03/14(a)(b)	383,992	355,193
Hertz Corp. (The), Term Loan B, 03/09/18(a)(b)(c)(d)	498,737	492,573
Moneygram International, Inc., Term Loan B, 4.250%, 11/20/17(a)(b)	500,000	490,835
Walter Energy, Inc., Term Loan B, 04/02/18(a)(b)(c)(d)	477,558	467,262

		2,038,385

See Notes to Schedules of Portfolio Investments.

Consumer Discretionary (0.0%)(e)
Collective Brands Finance, Inc., Term Loan A, 2.993%, 08/18/14(a)(b)	498,691	496,038

Consumer Staples (0.0%)(e)
Revlon Consumer Products Corp., New Term Loan B, 4.750%, 11/17/17(a)(b)	329,169	327,111

Diversified Financial Services (0.1%)
Affinion Group, Inc., Term Loan B, 5.000%, 07/16/15(a)(b)	498,727	453,592
Oberthur Technologies Holding SAS, Term Loan B, 6.252%, 03/30/19(a)(b)	245,000	238,262
Springleaf Financial Funding Co., Term Loan, 5.500%, 05/10/17(a)(b)	950,000	893,513

		1,585,367

Electric (0.2%)
Aeroflex, Inc., Term Loan B, 5.750%, 05/09/18(a)(b)	488,574	472,695
Calpine Corp., New Term Loan, 4.500%, 04/02/18(a)(b)	997,475	989,435
NRG Energy, Inc., New Term Loan B, 4.000%, 07/02/18(a)(b)	498,741	494,721

		1,956,851

Energy (0.0%)(e)
Chesapeake Energy Corp., Unsecured Term Loan, 8.500%, 12/01/17(a)(b)	550,000	545,127

Entertainment (0.1%)
AMC Networks, Inc., Term Loan B, 4.000%, 12/31/18(a)(b)	498,741	494,531
Caesars Entertainment Operating Co., Term Loan B2, 3.245%, 01/28/15(a)(b)	500,000	465,835
CCM Merger, Inc., New Term Loan B, 6.000%, 03/01/17(a)(b)	149,263	147,397
SeaWorld Parks & Entertainment, Inc., Term Loan B, 4.000%, 08/17/17(a)(b)	498,714	495,472

		1,603,235

Food (0.1%)
Aramark Corp., Non-Extended Synthetic Letter of Credit, 1.971%, 01/27/14(a)(b)	39,441	38,991
Aramark Corp., Term Loan, 2.336%, 01/27/14(a)(b)	460,559	455,304
Landry’s, Inc., Term Loan B, 6.500%, 04/24/18(a)(b)	583,538	584,267
Wendy’s International, Inc., Delayed Draw Term Loan, 0.500%, 05/15/19(a)(b)	84,327	83,655
Wendy’s International, Inc., Term Loan B, 4.750%, 05/15/19(a)(b)	105,673	104,831

		1,267,048

Health Care (0.6%)
Aptalis Pharma, Inc., Term Loan B, 5.500%, 02/10/17(a)(b)	498,734	482,276
Bausch & Lomb, Inc., Term Loan B, 5.250%, 05/17/19(a)(b)	680,000	675,580
CareStream Health, Inc., Term Loan B, 5.000%, 02/25/17(a)(b)	997,375	951,087
Community Health Systems, Inc., Non Extended Term Loan, 2.495%-2.717%, 07/25/14(a)(b)	1,500,000	1,478,340
Drumm Investors LLC, Term Loan, 5.000%, 05/04/18(a)(b)	498,710	470,034
HCA, Inc., Extended Term Loan B2, 03/31/17(a)(b)(c)(d)	500,000	485,750
Inc Research, Inc., Term Loan B, 7.000%, 07/12/18(a)(b)	498,741	495,623
RPI Finance Trust, Term Loan Tranche 2, 4.000%, 05/09/18(a)(b)	1,945,088	1,923,206
RPI Finance Trust, Incremental Tranche 2, 4.000%, 11/09/18(a)(b)	134,719	133,288
Warner Chilcott Co. LLC, New Term Loan B2, 4.250%, 03/15/18(a)(b)	113,997	113,374
Warner Chilcott Corp., New Term Loan B1, 4.250%, 03/15/18(a)(b)	227,994	226,747
WC Luxco S.A.R.L., New Term Loan B3, 4.250%, 03/15/18(a)(b)	156,746	155,889

		7,591,194

Healthcare — Services (0.0%)(e)
Thomson Reuters (Healthcare), Inc., Term Loan B, 6.750%, 06/06/19(a)(b)	75,000	74,813
Valeant Pharmaceuticals International, Inc., Add-On Term Loan B, 4.750%, 02/13/19(a)(b)	498,750	491,423

		566,236

Information Technology (0.2%)
CDW LLC, Extended Term Loan, 4.000%, 07/14/17(a)(b)	1,000,000	976,880
Flextronics International Ltd., Term Loan A, 2.489%-2.495%, 10/01/14(a)(b)	498,691	490,318
Shield Finance Co., S.A.R.L., New Term Loan B, 6.500%, 05/10/19(a)(b)	200,000	196,750
SS&C Technologies, Inc., Term Loan B-2, 5.000%, 06/07/19(a)(b)	13,594	13,532
SS&C Technologies, Inc., Term Loan B-1, 5.000%, 06/07/19(a)(b)	131,406	130,804

		1,808,284

See Notes to Schedules of Portfolio Investments.

Insurance (0.2%)
Asurion LLC, New 1st Lien Term Loan, 5.500%, 05/24/18(a)(b)	2,000,000	1,987,180

Media (0.5%)
Alpha D2 Ltd., New Term Loan B, 5.750%, 04/28/17(a)(b)	299,250	298,828
Charter Communications Operating LLC, Term Loan D, 4.000%, 05/15/19(a)(b)	2,992,500	2,969,518
Gray Television, Inc., Term Loan B, 3.740%, 12/31/14(a)(b)	997,389	984,922
Mediacom Broadband LLC, Tranche F Term Loan, 4.500%, 10/23/17(a)(b)	498,728	496,234
San Juan Cable Holdings LLC, New Term Loan B, 6.000%, 06/09/17(a)(b)	498,740	498,740
Syniverse Holdings, Inc., New Term Loan, 5.000%, 04/23/19(a)(b)	285,000	282,743
Univision Communications, Inc., Initial Term Loan, 2.239%, 09/29/14(a)(b)	500,000	489,585
Village Roadshow Ltd., Term Loan A2, 5.500%, 05/27/15(a)(b)(f)	346,500	344,767

		6,365,337

Metals (0.1%)
Arch Coal, Inc., Term Loan B, 5.750%, 05/16/18(a)(b)	290,000	284,441
Schaeffler AG, USD Term Loan C2, 01/27/17(a)(b)(c)(d)	1,000,000	998,210

		1,282,651

Mining (0.1%)
Novelis, Inc., Term Loan, 4.000%, 03/10/17(a)(b)	997,468	976,691

Miscellaneous Manufacturer (0.1%)
Clarke American Corp., Term Loan B, 06/30/14(a)(b)(c)(d)	100,000	89,000
Sensata Technologies Finance Co. LLC, Term Loan, 05/11/18(a)(b)(c)(d)	498,741	494,766
Wabash National Corp., Term Loan B, 6.000%, 05/02/19(a)(b)	299,250	294,761

		878,527

Oil & Gas (0.4%)
Energy Transfer Equity L.P., New Term Loan B, 3.750%, 03/24/17(a)(b)	3,000,000	2,940,540
Frac Tech International LLC, Term Loan B, 6.250%, 05/06/16(a)(b)	1,000,000	910,910
MEG Energy Corp., New Term Loan B, 4.000%, 03/16/18(a)(b)	997,487	990,006

		4,841,456

Packaging & Containers (0.1%)
Berry Plastics Corp., Term Loan C, 2.245%, 04/03/15(a)(b)	498,684	480,073
Consolidated Container Co. LLC, New Term Loan, 07/03/19(a)(b)(c)(d)	95,000	94,911
Reynolds Group Holdings, Inc., Term Loan B, 6.500%, 02/09/18(a)(b)	997,447	1,001,347

		1,576,331

Real Estate (0.4%)
CB Richard Ellis Services, Inc., New Term Loan D, 3.741%, 09/04/19(a)(b)	994,975	982,538
Istar Financial, Inc., Add on Term Loan A1, 5.250%, 03/18/16(a)(b)	2,741,114	2,713,702
Realogy Corp., Extended Letter of Credit, 4.490%, 10/10/16(a)(b)	36,278	34,210
Realogy Corp., Extended Term Loan, 4.491%, 10/10/16(a)(b)	463,631	437,204

		4,167,654

Retail (0.5%)
Ascena Retail Group, Inc., Term Loan B, 4.750%, 06/14/18(a)(b)	115,000	114,856
Capital Automotive L.P., New Term Loan B, 5.250%, 03/10/17(a)(b)	2,977,737	2,941,765
Gymboree Corp. (The), Initial Term Loan, 5.000%, 02/23/18(a)(b)	490,338	463,095
Harbor Freight Tools USA, Inc., Term Loan B, 5.500%, 11/14/17(a)(b)	100,000	99,500
J Crew Group, Inc., New Term Loan B, 4.750%, 03/07/18(a)(b)	498,741	492,008
Jo-Ann Stores, Inc., Term Loan, 4.750%, 03/16/18(a)(b)	403,714	397,658
Petco Animal Supplies, Inc., New Term Loan, 4.500%, 11/24/17(a)(b)	500,000	495,500
Savers, Inc., Term Loan B, 06/27/19(a)(b)(c)(d)	115,000	114,929
Toys ‘R’ Us-Delaware, Inc., Term Loan B3, 5.250%, 05/25/18(a)(b)	500,000	454,375

		5,573,686

See Notes to Schedules of Portfolio Investments.

Semiconductors (0.0%)(e)
Freescale Semiconductor, Inc., Extended Term Loan B, 4.489%, 12/01/16(a)(b)	500,000	472,500

Telecommunication Services (1.1%)
Avaya, Inc., Non Extended Term Loan B1, 10/24/14(a)(b)(c)(d)	498,682	469,554
Cequel Communications LLC, Term Loan B, 4.000%, 02/14/19(a)(b)	1,995,000	1,951,609
Crown Castle International Corp., Term Loan B, 4.000%, 01/31/19(a)(b)	997,494	981,284
CSC Holdings, Inc., Term Loan A4, 0.994%, 10/31/16(a)(b)	870,000	844,988
CSC Holdings, Inc., Incremental B-2 Term Loan, 1.995%, 03/29/16(a)(b)	997,340	987,058
Integra Telecom, Inc., New Term Loan B, 9.250%, 04/15/15(a)(b)	498,728	479,402
Intelsat Jackson Holdings Ltd., Term Loan, 3.241%, 02/03/14(a)(b)	2,000,000	1,948,000
Kabel Deutschland GMBH, Term Loan F, 4.250%, 02/01/19(a)(b)	1,000,000	992,190
Level 3 Financing, Inc., Tranche A Term Loan, 2.491%-2.719%, 03/13/14(a)(b)	2,000,000	1,962,500
MetroPCS Wireless, Inc., New Term Loan B3, 4.000%, 03/16/18(a)(b)	498,736	486,502
UPC Financing Partnership, Term Loan T, 3.739%, 12/30/16(a)(b)	485,660	478,375
UPC Financing Partnership, New Term Loan, 4.750%, 12/29/17(a)(b)	1,000,000	990,630

		12,572,092

Telecommunications (0.3%)
Vodafone Americas Finance 2, PIK Term Loan, 6.875%, 08/11/15(a)(b)(f)	3,000,000	3,030,000
Zayo Bandwidth LLC, Term Loan B, 07/05/19(a)(b)(c)(d)	580,000	581,346

		3,611,346

Transportation (0.0%)(e)
August LuxUK Holding Co., S.A.R.L., Luxco Term Loan, 6.250%, 04/27/18(a)(b)	56,521	56,380
August U.S. Holding Co., Inc., Term Loan B, 6.250%, 04/27/18(a)(b)	43,479	43,370

		99,750

Utilities (0.1%)
AES Corp., New Term Loan, 4.250%, 06/01/18(a)(b)	997,475	996,388
NGPL PipeCo LLC, Term Loan B, 6.750%, 09/15/17(a)(b)	390,000	384,150

		1,380,538

Total Bank Loans (Cost $74,696,914)		73,919,596

Corporate Bonds (23.1%)
Aerospace/Defense (0.8%)
Boeing Co. (The), 5.125%, 02/15/13	1,802,000	1,851,167
Raytheon Co., 1.400%, 12/15/14	2,593,000	2,630,837
United Technologies Corp., 3.100%, 06/01/22	697,000	730,360
United Technologies Corp., 6.125%, 02/01/19	3,452,000	4,274,429

		9,486,793

Auto Manufacturers (0.4%)
Daimler Finance N.A. LLC, 3.875%, 09/15/21(a)	1,932,000	2,054,107
Volkswagen International Finance, 2.375%, 03/22/17(a)	2,102,000	2,135,266

		4,189,373

Banks (0.7%)
HSBC Bank PLC, 3.100%, 05/24/16(a)	1,206,000	1,245,319
HSBC Bank PLC, 3.500%, 06/28/15(a)	2,196,000	2,296,430
Northern Trust Corp., 5.200%, 11/09/12	1,783,000	1,812,418
Wells Fargo & Co., 1.250%, 02/13/15, MTN	3,389,000	3,384,316

		8,738,483

Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc., 3.000%, 10/15/12	1,933,000	1,946,082
Diageo Capital PLC, 5.200%, 01/30/13	1,123,000	1,153,612
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	2,962,000	3,053,046

		6,152,740

See Notes to Schedules of Portfolio Investments.

Biotechnology (0.0%)(e)
Life Technologies Corp., 5.000%, 01/15/21	493,000	547,879

Chemicals (0.8%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	1,162,000	1,186,045
E.I. du Pont de Nemours & Co., 4.250%, 04/01/21	1,299,000	1,482,993
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	1,313,000	1,372,116
Praxair, Inc., 1.750%, 11/15/12	3,287,000	3,301,999
Praxair, Inc., 4.625%, 03/30/15	2,271,000	2,502,088

		9,845,241

Commercial Services (0.4%)
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	1,483,000	1,503,839
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	1,532,000	1,706,127
ERAC USA Finance LLC, 5.600%, 05/01/15(a)	1,184,000	1,293,056

		4,503,022

Computers (1.1%)
Hewlett-Packard Co., 4.375%, 09/15/21	3,581,000	3,680,502
Hewlett-Packard Co., 4.500%, 03/01/13	945,000	966,005
IBM Corp., 0.875%, 10/31/14	5,623,000	5,649,996
IBM Corp., 4.000%, 06/20/42	2,025,000	2,116,737
IBM Corp., 5.600%, 11/30/39	102,000	132,943

		12,546,183

Diversified Financial Services (2.3%)
ABB Treasury Center USA, Inc., 4.000%, 06/15/21(a)	1,351,000	1,454,414
American Express Credit Corp., 2.375%, 03/24/17, MTN	1,845,000	1,891,000
CME Group, Inc., 5.400%, 08/01/13	1,230,000	1,290,333
CME Group, Inc., 5.750%, 02/15/14	1,428,000	1,539,570
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	3,027,000	3,214,317
General Electric Capital Corp., Series A, 7.125%, 06/15/22(b)	1,400,000	1,479,044
John Deere Capital Corp., 1.250%, 12/02/14, MTN	2,195,000	2,223,989
Lazard Group LLC, 7.125%, 05/15/15	1,781,000	1,944,852
MassMutual Global Funding LLC, 2.000%, 04/05/17(a)	1,744,000	1,754,159
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	2,015,000	2,096,595
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	2,900,000	2,943,770
TIAA Global Markets, Inc., 5.125%, 10/10/12(a)	1,572,000	1,589,639
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	970,000	1,030,303
Woodside Finance Ltd., 4.600%, 05/10/21(a)	3,279,000	3,510,015

		27,962,000

Electric (0.8%)
Alabama Power Co., 5.800%, 11/15/13	1,240,000	1,325,401
Dominion Resources, Inc., 1.950%, 08/15/16	699,000	712,306
Duke Energy Carolinas LLC, 4.300%, 06/15/20	525,000	600,426
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,601,000	1,845,812
Georgia Power Co., 6.000%, 11/01/13	704,000	752,373
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,651,000	2,065,807
Public Service Co. of Colorado, Series 17, 6.250%, 09/01/37	1,061,000	1,456,812
Southern California Edison Co., 5.750%, 03/15/14	1,083,000	1,173,683

		9,932,620

Electronics (0.1%)
Thermo Fisher Scientific, Inc., 2.250%, 08/15/16	925,000	956,636

Food (0.3%)
Kellogg Co., 4.250%, 03/06/13	1,406,000	1,439,592
Kraft Foods, Inc., 6.500%, 02/09/40	1,470,000	1,888,348
Kroger Co. (The), 7.500%, 01/15/14	763,000	836,457

		4,164,397

See Notes to Schedules of Portfolio Investments.

Healthcare — Products (0.4%)
Becton Dickinson and Co., 3.250%, 11/12/20	573,000	603,433
Covidien International Finance SA, 6.000%, 10/15/17	2,018,000	2,440,470
Stryker Corp., 2.000%, 09/30/16	1,433,000	1,468,172

		4,512,075

Healthcare — Services (0.4%)
Roche Holdings, Inc., 7.000%, 03/01/39(a)	2,899,000	4,249,905

Insurance (1.0%)
Berkshire Hathaway, Inc., 3.200%, 02/11/15	3,545,000	3,764,038
Berkshire Hathaway, Inc., 4.600%, 05/15/13	1,601,000	1,656,568
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(a)	1,095,000	1,071,940
Nationwide Financial Services, Inc., 5.375%, 03/25/21(a)	2,977,000	3,074,023
OneBeacon U.S. Holdings, Inc., 5.875%, 05/15/13	706,000	726,156
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(a)	1,478,000	1,908,487

		12,201,212

Machinery — Diversified (0.2%)
Deere & Co., 3.900%, 06/09/42	2,921,000	2,902,022

Media (1.1%)
Comcast Corp., 3.125%, 07/15/22	2,130,000	2,140,022
Comcast Corp., 6.450%, 03/15/37	1,061,000	1,290,280
NBC Universal Media LLC, 5.950%, 04/01/41	1,772,000	2,091,805
Thomson Reuters Corp., 5.950%, 07/15/13	293,000	306,589
Time Warner Cable, Inc., 5.850%, 05/01/17	4,383,000	5,150,270
Time Warner Cable, Inc., 8.250%, 02/14/14	1,468,000	1,634,445
Time Warner, Inc., 6.200%, 03/15/40	453,000	527,414

		13,140,825

Mining (1.0%)
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	721,000	795,171
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	1,573,000	1,805,099
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	1,083,000	1,297,997
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	2,260,000	2,273,207
Kinross Gold Corp., 5.125%, 09/01/21	2,942,000	2,976,557
Newmont Mining Corp., 6.250%, 10/01/39	2,833,000	3,224,175

		12,372,206

Miscellaneous Manufacturer (1.1%)
3M Co., 1.375%, 09/29/16	1,432,000	1,458,926
Danaher Corp., 3.900%, 06/23/21	1,386,000	1,544,051
General Electric Co., 5.000%, 02/01/13	4,750,000	4,871,481
General Electric Co., 5.250%, 12/06/17	1,284,000	1,499,381
Illinois Tool Works, Inc., 6.250%, 04/01/19	1,865,000	2,310,539
Siemens Financieringsmat, 6.125%, 08/17/26(a)	1,091,000	1,355,945

		13,040,323

Office/Business Equip (0.2%)
Xerox Corp., 6.350%, 05/15/18	1,840,000	2,145,184

Oil & Gas (1.2%)
BP Capital Markets PLC, 2.248%, 11/01/16	2,788,000	2,871,269
Ensco PLC, 4.700%, 03/15/21	2,288,000	2,492,179
Phillips 66, 4.300%, 04/01/22(a)	2,184,000	2,297,496
Shell International Finance BV, 6.375%, 12/15/38	4,688,000	6,633,956
Statoil ASA, 3.125%, 08/17/17	427,000	459,883

		14,754,783

See Notes to Schedules of Portfolio Investments.

Oil & Gas Services (0.6%)
Baker Hughes, Inc., 5.125%, 09/15/40	1,722,000	2,013,061
Schlumberger Investment SA, 3.300%, 09/14/21(a)	2,234,000	2,340,548
Weatherford International Ltd., 5.125%, 09/15/20	1,407,000	1,510,484
Weatherford International Ltd., 6.500%, 08/01/36	1,349,000	1,465,633

		7,329,726

Pharmaceuticals (1.1%)
Abbott Laboratories, 5.600%, 11/30/17	3,413,000	4,126,488
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	2,224,000	2,688,438
Novartis Securities Investment Ltd., 5.125%, 02/10/19	1,203,000	1,434,244
Schering-Plough Corp., 6.550%, 09/15/37	1,655,000	2,369,073
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	865,000	1,123,992
Teva Pharmaceutical Finance II/III, 3.000%, 06/15/15	1,441,000	1,516,498

		13,258,733

Pipelines (1.5%)
El Paso Natural Gas Co., 5.950%, 04/15/17	593,000	669,479
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	961,000	1,115,314
Energy Transfer Partners LP, 6.050%, 06/01/41	1,081,000	1,097,710
Energy Transfer Partners LP, 6.625%, 10/15/36	1,299,000	1,380,029
Enterprise Products Operating LLC, 5.250%, 01/31/20	3,689,000	4,225,742
Enterprise Products Operating LLC, Series J, 5.750%, 03/01/35	1,187,000	1,312,459
Rockies Express Pipeline LLC, 6.850%, 07/15/18(a)	1,028,000	1,007,440
Southern Natural Gas Co., 5.900%, 04/01/17(a)	382,000	437,314
TC Pipelines LP, 4.650%, 06/15/21	1,507,000	1,589,694
TransCanada PipeLines Ltd., 6.100%, 06/01/40	1,668,000	2,157,363
Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	365,000	432,370
Williams Partners LP, 4.125%, 11/15/20	2,277,000	2,382,673

		17,807,587

Real Estate Investment Trusts (0.7%)
BioMed Realty LP, 3.850%, 04/15/16	1,088,000	1,119,935
Digital Realty Trust LP, 4.500%, 07/15/15	2,551,000	2,664,405
Digital Realty Trust LP, 5.875%, 02/01/20	667,000	734,713
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	3,161,000	3,455,355

		7,974,408

Retail (1.2%)
AutoZone, Inc., 3.700%, 04/15/22	1,870,000	1,926,091
Wal-Mart Stores, Inc., 5.250%, 09/01/35	542,000	655,962
Wal-Mart Stores, Inc., 6.500%, 08/15/37	6,121,000	8,633,181
Walgreen Co., 4.875%, 08/01/13	1,196,000	1,249,029
Wesfarmers Ltd., 6.998%, 04/10/13(a)	1,821,000	1,891,866

		14,356,129

Semiconductors (0.7%)
Analog Devices, Inc., 3.000%, 04/15/16	407,000	433,337
Intel Corp., 1.950%, 10/01/16	1,635,000	1,694,391
Intel Corp., 4.800%, 10/01/41	5,410,000	6,195,716

		8,323,444

Software (0.5%)
Fiserv, Inc., 4.750%, 06/15/21	1,431,000	1,543,375
Oracle Corp., 5.750%, 04/15/18	3,416,000	4,144,616

		5,687,991

Telecommunication Services (1.7%)
AT&T, Inc., 5.550%, 08/15/41	2,062,000	2,457,815
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17(a)	1,395,000	1,511,831
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	874,000	935,645
Cisco Systems, Inc., 5.500%, 02/22/16	1,582,000	1,835,735
Cisco Systems, Inc., 5.500%, 01/15/40	3,042,000	3,765,798

See Notes to Schedules of Portfolio Investments.

Juniper Networks, Inc., 3.100%, 03/15/16	372,000	386,213
Rogers Communications, Inc., 7.500%, 03/15/15	1,470,000	1,706,930
SBC Communications, Inc., 5.100%, 09/15/14	2,147,000	2,344,151
SBC Communications, Inc., 6.450%, 06/15/34	1,069,000	1,330,670
Verizon Communications, Inc., 5.250%, 04/15/13	1,325,000	1,372,842
Verizon Communications, Inc., 5.550%, 02/15/16	1,832,000	2,102,900

		19,750,530

Transportation (0.1%)
United Parcel Service, Inc., 3.125%, 01/15/21	1,334,000	1,428,391

Trucking & Leasing (0.2%)
Aviation Capital Group Corp., 6.750%, 04/06/21(a)	607,000	608,900
Aviation Capital Group Corp., 7.125%, 10/15/20(a)	1,566,000	1,597,602

		2,206,502

Total Corporate Bonds (Cost $256,631,899)		276,467,343

U.S. Government Agency Mortgages (21.5%)
Federal Home Loan Mortgage Corporation (9.1%)
Pool #J18446, 3.000%, 03/01/27	7,373,994	7,726,365
Pool #J18800, 3.000%, 04/01/27	11,852,239	12,418,606
Pool #J19132, 3.000%, 05/01/27	5,791,110	6,067,841
Pool #J19225, 3.000%, 05/01/27	1,201,310	1,258,715
Pool #J19285, 2.500%, 06/01/27	10,143,936	10,449,565
Pool #J19607, 2.500%, 07/01/27	427,867	440,758
Pool #A12413, 5.000%, 08/01/33	1,016,177	1,099,497
Pool #G05052, 5.000%, 10/01/33	578,228	625,639
Pool #G01797, 5.500%, 12/01/33	761,969	836,027
Pool #G01779, 5.000%, 04/01/35	1,190,313	1,286,609
Pool #G01837, 5.000%, 07/01/35	8,649,516	9,323,582
Pool #A47402, 5.000%, 10/01/35	3,624,752	3,907,233
Pool #A39731, 5.000%, 11/01/35	2,214,781	2,387,381
Pool #G02162, 5.500%, 05/01/36	7,137,405	7,779,810
Pool #G02252, 5.500%, 07/01/36	2,578,341	2,810,405
Pool #Z40004, 6.000%, 08/01/36	2,070,457	2,269,672
Pool #G02424, 5.500%, 12/01/36	670,319	730,652
Pool #G04997, 5.000%, 01/01/37	6,436,237	6,937,820
Pool #G05521, 5.500%, 05/01/37	1,274,341	1,400,508
Pool #G03156, 5.500%, 08/01/37	101,360	110,293
Pool #G05326, 5.000%, 02/01/38	11,313,991	12,195,702
Pool #G04337, 5.500%, 04/01/38	1,470,876	1,600,505
Pool #G06079, 6.000%, 07/01/39	5,490,458	6,034,179
Pool #848553, 2.652%, 06/01/41(b)	2,595,965	2,705,663
Pool #1B8740, 2.432%, 09/01/41(b)	1,007,634	1,048,389
2.500%, TBA, 15 Year Maturity(c)	5,078,000	5,192,255

		108,643,671

Federal National Mortgage Association (11.6%)
Pool #471785, 2.180%, 06/01/19(c)	3,275,000	3,311,844
Pool #471092, 2.740%, 04/01/22	3,086,098	3,186,620
Pool #471145, 3.150%, 04/01/22	3,496,465	3,683,823
Pool #471235, 3.120%, 05/01/22	85,849	90,473
Pool #471646, 2.730%, 06/01/22	2,976,000	3,045,029
Pool #471783, 2.790%, 07/01/22(c)	3,104,000	3,158,320
Pool #471870, 2.820%, 08/01/22 (c)	1,530,000	1,572,075
Pool #AM0061, 3.100%, 07/01/24(c)	500,000	511,562
Pool #AK4110, 3.000%, 02/01/27	900,610	945,165
Pool #725773, 5.500%, 09/01/34	8,577,873	9,424,984
Pool #255458, 5.500%, 11/01/34	727,574	799,426

See Notes to Schedules of Portfolio Investments.

Pool #735036, 5.500%, 12/01/34	5,815,594	6,389,915
Pool #827943, 5.000%, 05/01/35	1,166,651	1,268,750
Pool #735500, 5.500%, 05/01/35	5,260,438	5,770,072
Pool #357829, 6.000%, 06/01/35	3,602,559	3,985,777
Pool #357937, 6.000%, 07/01/35	6,089,012	6,736,724
Pool #888344, 5.000%, 10/01/35(c)	10,338,338	11,217,542
Pool #190363, 5.500%, 11/01/35	5,707,742	6,260,710
Pool #AE0115, 5.500%, 12/01/35	5,900,106	6,481,576
Pool #745428, 5.500%, 01/01/36	9,875,935	10,832,719
Pool #190370, 6.000%, 06/01/36	10,817,303	11,920,655
Pool #888173, 5.500%, 11/01/36	2,447,450	2,684,560
Pool #995082, 5.500%, 08/01/37	3,873,078	4,255,565
Pool #889529, 6.000%, 03/01/38	3,334,686	3,715,461
Pool #975106, 5.500%, 06/01/38	1,000,200	1,097,412
Pool #995724, 6.000%, 04/01/39	5,702,991	6,354,195
Pool #AD0439, 6.000%, 07/01/39	2,556,548	2,817,314
Pool #AJ9537, 2.708%, 11/01/41(b)	3,586,152	3,738,248
2.500%, TBA, 15 Year Maturity(c)	12,715,000	13,072,609

		138,329,125

Government National Mortgage Association (0.8%)
Pool #751387, 4.743%, 01/20/61	8,749,105	9,724,989

Total U.S. Government Agency Mortgages (Cost $251,556,142)		256,697,785

U.S. Treasury Obligations (33.6%)
U.S. Treasury Bonds (3.7%)
3.125%, 02/15/42	41,099,000	44,142,874

U.S. Treasury Notes (29.9%)
0.500%, 10/15/14	81,033,000	81,317,912
1.750%, 05/31/16(g)	124,767,000	130,459,495
1.000%, 03/31/17	126,971,000	128,716,851
1.750%, 05/15/22	17,432,000	17,573,635

		358,067,893

Total U.S. Treasury Obligations (Cost $399,312,848)		402,210,767

Preferred Stocks (0.9%)(h)
Banks (0.5%)
PNC Financial Services Group, Inc., Series P, 6.125%	93,225	2,456,479
US Bancorp, Series F, 6.500%	77,100	2,203,518
US Bancorp, Series G, 6.000%	42,925	1,175,286

		5,835,283

Electric (0.2%)
SCE Trust I, 5.625%	85,950	2,190,006

Insurance (0.1%)
Arch Capital Group Ltd., Series C, 6.750%	63,300	1,645,800

Real Estate Investment Trusts (0.1%)
Public Storage, Series U, 5.625%	38,150	997,623

Total Preferred Stocks (Cost $10,044,872)		10,668,712

Money Market Fund (4.0%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(i)	48,104,488	48,104,488

Total Money Market Fund (Cost $48,104,488)		48,104,488

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $1,177,362,087) — 101.5%	1,214,741,404
Liabilities in excess of other assets — (1.5)%	(17,944,837)

Net Assets — 100.0%	$1,196,796,567

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 12.9% of net assets as of June 30, 2012.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2012.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(e)	Less than 0.05% of Net Assets.
(f)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(g)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(h)	Perpetual maturity.
(i)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

Investment Abbreviations

MTN	– Medium Term Note
TBA	– To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

At June 30, 2012, the Fund’s open swap agreements were as follows:

Credit Default Swap Agreement — Buy Protection

Underlying Instrument	Counterparty	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Upfront Payments Made (Received)	Value	Unrealized Depreciation
Republic of Italy 5 Year	JPMorgan	$70,675,000	1.000%	09/20/17	4.765%	$13,148,199	$11,403,382	$(1,744,817)

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

The value column indicates the impact each respective swap agreement has on the Fund’s net assets at June 30, 2012.

*	Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Contracts

At June 30, 2012, the Fund’s forward foreign currency contracts were as follows:

Currency	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Market Value	Unrealized Appreciation/ (Depreciation)
Short:
Australian Dollar	JPMorgan	07/17/12	22,587,393	$22,460,000	$23,087,535	$(627,535)
Australian Dollar	JPMorgan	08/13/12	11,794,278	11,660,000	12,024,976	(364,976)
Euro	Credit Suisse Securities	07/09/12	16,706,957	21,986,857	21,143,643	843,214
Euro	JPMorgan	08/13/12	13,951,055	17,515,000	17,661,248	(146,248)
Euro	JPMorgan	08/13/12	4,660,800	5,905,000	5,900,309	4,691

See Notes to Schedules of Portfolio Investments.

Japanese Yen	JPMorgan	08/22/12	934,702,450	11,810,000	11,701,364	108,636
Mexican Peso	JPMorgan	08/13/12	411,707,880	29,306,030	30,740,857	(1,434,827)

Total Short Contracts				$120,642,887	$122,259,932	$(1,617,045)

Long:
Australian Dollar	JPMorgan	07/17/12	22,587,393	$22,330,348	$23,087,535	$757,187
Australian Dollar	JPMorgan	08/13/12	11,794,278	11,774,051	12,024,976	250,925
Euro	Credit Suisse Securities	07/09/12	16,706,957	21,465,934	21,143,643	(322,291)
Mexican Peso	JPMorgan	08/13/12	411,707,880	29,230,000	30,740,857	1,510,857

Total Long Contracts				$84,800,333	$86,997,011	$2,196,678

At of June 30, 2012, the Fund had the following unfunded loan commitments:

Borrower	Unfunded Commitments	Unrealized Appreciation
Wendy’s International, Inc.	$84,327	$159

The commitments are available until the maturity date of the respective security.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities (5.6%)
Automobiles (4.2%)
Ford Credit Auto Owner Trust, Series 2009-D, Cl A3, 2.170%, 10/15/13	16,256	16,289
Ford Credit Auto Owner Trust, Series 2012-A, Cl A2, 0.620%, 09/15/14	579,533	579,810
Harley-Davidson Motorcycle Trust, Series 2011-2, Cl A2, 0.710%, 05/15/15	523,970	524,418
Honda Auto Receivables Owner Trust, Series 2010-2, Cl A3, 1.340%, 03/18/14	91,740	92,068
Hyundai Auto Receivables Trust, Series 2011-B, Cl A3, 1.040%, 09/15/15	520,000	522,851
Hyundai Auto Receivables Trust, Series 2011-B, Cl A4, 1.650%, 02/15/17	455,000	464,001
Mercedes-Benz Auto Lease Trust, Series 2011-B, Cl A3, 1.070%, 08/15/14(a)	935,000	939,878
Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Cl A2, 0.610%, 10/20/14	600,000	600,381
World Omni Auto Receivables Trust, Series 2011-A, Cl A3, 1.110%, 05/15/15	555,000	557,031

		4,296,727

Other (1.4%)
GE Equipment Transportation LLC, Series 2011-1, Cl A2, 0.770%, 10/21/13	1,064,371	1,064,975
John Deere Owner Trust, Series 2011-A, Cl A2, 0.640%, 06/16/14	408,358	408,493

		1,473,468

Total Asset-Backed Securities (Cost $5,749,228)		5,770,195

Collateralized Mortgage Obligations (30.4%)
Agency Collateralized Mortgage Obligations (9.9%)
Federal Home Loan Mortgage Corporation, Series 3598, Cl DA, 2.750%, 11/15/14	426,320	430,502
Federal National Mortgage Association, Series 2002-M2, Cl C, 4.717%, 08/25/12	118,085	118,021
Federal National Mortgage Association, Series 2003-129, Cl GA, 4.680%, 04/25/30	119,145	119,203
Federal National Mortgage Association, Series 2005-92, Cl UF, 0.595%, 10/25/25(b)	362,001	360,561
Federal National Mortgage Association, Series 2007-109, Cl NF, 0.795%, 12/25/37(b)	1,137,769	1,142,881
Federal National Mortgage Association, Series 2007-54, Cl KF, 0.555%, 06/25/37(b)	636,007	633,230
Federal National Mortgage Association, Series 2009-37, Cl HA, 4.000%, 04/25/19	133,931	141,595
Federal National Mortgage Association, Series 2009-M2, Cl A1, 2.387%, 01/25/19	1,643,429	1,673,360
Federal National Mortgage Association, Series 2010-134, Cl BF, 0.675%, 10/25/40(b)	1,684,845	1,684,820
Federal National Mortgage Association, Series 2011-M1, Cl FA, 0.695%, 06/25/21(b)	2,357,668	2,310,699
Government National Mortgage Association, Series 2005-50, Cl A, 4.015%, 10/16/26	299,608	302,333
Government National Mortgage Association, Series 2005-67, Cl B, 4.751%, 10/16/26(b)	16,667	16,662
Government National Mortgage Association, Series 2010-66, Cl A, 1.869%, 09/16/27	379,088	382,182
NCUA Guaranteed Notes, Series 2011-R1, Cl 1A, 0.690%, 01/08/20(b)	935,360	937,408

		10,253,457

Agency Collateralized Planned Amortization Class Mortgage Obligations (1.0%)
Federal Home Loan Mortgage Corporation, Series 3200, Cl FP, 0.442%, 08/15/36(b)	633,452	630,442
Federal National Mortgage Association, Series 2005-42, Cl PF, 0.445%, 05/25/35(b)	368,820	368,176

		998,618

Commercial Mortgage Backed Securities (17.5%)
Banc of America Commercial Mortgage, Inc., Series 2004-1, Cl A4, 4.760%, 11/10/39	330,000	344,528
Banc of America Commercial Mortgage, Inc., Series 2004-3, Cl A5, 5.736%, 06/10/39(b)	1,381,825	1,478,518
Banc of America Commercial Mortgage, Inc., Series 2004-6, Cl AJ, 4.870%, 12/10/42(b)	1,535,000	1,596,429
Bear Stearns Commercial Mortgage Securities, Series 1999-C1, Cl B, 6.200%, 02/14/31(b)	91,624	91,737
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Cl A2, 5.588%, 09/11/42	940,460	942,345

See Notes to Schedules of Portfolio Investments.

Citigroup Commercial Mortgage Trust, Series 2004-C1, Cl A3, 5.251%, 04/15/40(b)	795,522	809,517
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Cl A4, 5.394%, 07/15/44(b)	290,000	322,719
Commercial Mortgage Asset Trust, Series 1999-C1, Cl A4, 6.975%, 01/17/32(b)	805,529	830,470
Commercial Mortgage Asset Trust, Series 1999-C1, Cl B, 7.230%, 01/17/32(b)	1,460,000	1,537,933
Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Cl A2, 6.096%, 07/16/34(a)	8,596	8,619
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-CK2, Cl A4, 4.801%, 03/15/36	1,200,000	1,216,362
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Cl A2, 4.079%, 05/10/36	1,247,933	1,261,417
GMAC Commercial Mortgage Securities, Inc., Series 2003-C2, Cl A2, 5.640%, 05/10/40(b)	1,465,000	1,523,455
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Cl A4, 4.547%, 12/10/41	555,544	556,563
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Cl A4, 4.404%, 01/12/39	1,434,100	1,492,987
JPMorgan Chase Commercial Mortgage Securities, Series 2004-CBX, Cl A4, 4.529%, 01/12/37	90,700	90,691
JPMorgan Chase Commercial Mortgage Securities, Series 2004-CBX, Cl A5, 4.654%, 01/12/37	1,500,000	1,506,473
JPMorgan Chase Commercial Mortgage Securities, Series 2005-LDP1, Cl A2, 4.625%, 03/15/46	638,748	644,194
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Cl A3, 4.559%, 09/15/27(b)	852,524	855,559
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Cl A3, 4.467%, 10/12/41(b)	61,933	62,091
Morgan Stanley Capital I, Series 2004-IQ7, Cl A4, 5.532%, 06/15/38(b)	540,000	571,735
Morgan Stanley Capital I, Series 2006-HQ8, Cl A3, 5.653%, 03/12/44(b)	394,622	394,320

		18,138,662

Whole Loan Collateral Mortgage Obligations (2.0%)
Banc of America Mortgage Securities, Inc., Series 2003-F, Cl 1A1, 2.998%, 07/25/33(b)	411,381	372,424
Countrywide Home Loan Mortgage Pass-Through Certificates, Series 2003-15, Cl 1A1, 0.745%, 06/25/18(b)	515,072	501,289
CS First Boston Mortgage Securities Corp., Series 2004-1, Cl 4A1, 5.000%, 02/25/19	152,092	156,152
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Cl A, 3.000%, 09/30/19(a)	334,592	341,702
First Horizon Mortgage Pass-Through Trust, Series 2004-AR4, Cl 2A1, 2.657%, 08/25/34(b)	375,600	355,317
Provident Funding Mortgage Loan Trust, Series 2004-1, Cl 1A1, 2.619%, 04/25/34(b)	218,666	213,921
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S12, Cl 2A, 4.750%, 11/25/18	117,204	121,053

		2,061,858

Total Collateralized Mortgage Obligations (Cost $31,368,332)		31,452,595

Corporate Bonds (46.2%)
Aerospace/Defense (0.3%)
United Technologies Corp., 0.967%, 06/01/15(b)	350,000	353,737

Auto Manufacturers (2.4%)
Daimler Finance North America LLC, 03/15/13(a)	810,000	804,277
Volkswagen International Finance, 1.211%, 03/21/14(a)(b)	1,660,000	1,660,611

		2,464,888

Banks (10.5%)
Bank of America Corp., 0.968%, 09/11/12(b)	330,000	329,968
Bank of America Corp., 1.886%, 01/30/14(b), MTN	245,000	242,441
Bank of Montreal, 0.936%, 04/29/14, MTN(b)	205,000	205,677
Bank of New York Mellon Corp. (The), 0.746%, 01/31/14, MTN(b)	735,000	736,177
Bank of New York Mellon Corp. (The), 5.125%, 08/27/13, MTN	520,000	546,940
Bank of Nova Scotia, 1.013%, 02/10/14	405,000	405,024
Bank of Nova Scotia, 1.850%, 01/12/15	710,000	721,348
BB&T Corp., 2.050%, 04/28/14	700,000	714,325
Branch Banking & Trust Co., 0.788%, 09/13/16(b)	400,000	378,130

See Notes to Schedules of Portfolio Investments.

Capital One Financial Corp., 1.617%, 07/15/14(b)	690,000	685,690
Fifth Third Bank, 0.576%, 05/17/13(b)	705,000	702,454
JPMorgan Chase & Co., 5.750%, 01/02/13	505,000	517,792
PNC Funding Corp., 5.400%, 06/10/14	1,000,000	1,079,585
Royal Bank of Canada, 0.766%, 04/17/14(b)	1,230,000	1,233,278
Royal Bank of Canada, 1.166%, 10/30/14(b)	625,000	629,438
Toronto-Dominion Bank (The), 0.767%, 07/14/14(b)	255,000	255,961
Wachovia Corp., 5.500%, 05/01/13, MTN	1,400,000	1,454,711

		10,838,939

Beverages (1.7%)
Anheuser-Busch InBev Worldwide, Inc., 1.500%, 07/14/14	250,000	253,427
Anheuser-Busch InBev Worldwide, Inc., 2.500%, 03/26/13	295,000	299,121
Dr. Pepper Snapple Group, Inc., 2.350%, 12/21/12	635,000	639,926
PepsiCo, Inc., 0.750%, 03/05/15	535,000	533,535

		1,726,009

Computers (0.5%)
Hewlett-Packard Co., 1.250%, 09/13/13	540,000	539,578

Diversified Financial Services (12.3%)
American Express Credit Corp., 1.318%, 06/24/14(b)	735,000	739,533
American Express Credit Corp., 1.750%, 06/12/15, MTN	150,000	151,704
American Honda Finance Corp., 0.844%, 06/18/14(a)(b)	975,000	974,434
BlackRock, Inc., 0.767%, 05/24/13(b)	1,210,000	1,214,062
BlackRock, Inc., 1.375%, 06/01/15	640,000	644,577
Caterpillar Financial Services Corp., 4.625%, 06/01/15	675,000	742,769
Caterpillar Financial Services Corp., 6.125%, 02/17/14	605,000	656,987
Citigroup, Inc., 5.500%, 04/11/13	1,280,000	1,316,195
General Electric Capital Corp., Series A, 0.728%, 09/15/14, MTN(b)	1,200,000	1,185,481
Goldman Sachs Group, Inc. (The), 1.466%, 02/07/14(b)	1,265,000	1,249,885
John Deere Capital Corp., Series FRN, 0.705%, 04/25/14(b)	1,000,000	1,000,901
JPMorgan Chase & Co., 1.218%, 05/02/14, MTN(b)	1,105,000	1,104,076
MassMutual Global Funding II, 0.847%, 01/14/14(a)(b)	1,160,000	1,160,118
Morgan Stanley, 2.066%, 01/24/14(b)	395,000	383,928
Woodside Finance Ltd., 4.500%, 11/10/14(a)	160,000	169,252

		12,693,902

Electric (2.4%)
Duke Energy Corp., 6.300%, 02/01/14	550,000	595,210
Duke Energy Indiana, Inc., 5.000%, 09/15/13	525,000	550,470
Midamerican Energy Holdings Co., 5.875%, 10/01/12	475,000	480,971
NextEra Energy Capital Holdings, Inc., 1.611%, 06/01/14	165,000	165,447
NextEra Energy Capital Holdings, Inc., 2.550%, 11/15/13	295,000	299,331
Peco Energy Co., 4.750%, 10/01/12	420,000	424,199

		2,515,628

Electronics (0.7%)
Thermo Fisher Scientific, Inc., 2.150%, 12/28/12	760,000	763,754

Food (0.5%)
Kraft Foods Group, Inc., 1.625%, 06/04/15(a)	140,000	141,481
Kraft Foods, Inc., 2.625%, 05/08/13	340,000	345,031

		486,512

Gas (1.9%)
Northern Natural Gas Co., 5.375%, 10/31/12(a)	1,000,000	1,014,869
Sempra Energy, 2.000%, 03/15/14	405,000	411,333
Sempra Energy, 6.000%, 02/01/13	530,000	545,970

		1,972,172

See Notes to Schedules of Portfolio Investments.

Insurance (5.8%)
Allstate Corp. (The), 7.500%, 06/15/13	450,000	479,664
Allstate Life Global Funding Trusts, 5.375%, 04/30/13, MTN	1,105,000	1,149,655
MetLife Global Funding I, 1.700%, 06/29/15(a)	220,000	220,166
MetLife Institutional Funding II, 1.361%, 04/04/14(a)(b)	1,025,000	1,029,970
MetLife, Inc., 5.375%, 12/15/12	540,000	550,659
New York Life Global Funding, 0.517%, 08/22/12(a)(b)	600,000	599,921
New York Life Global Funding, 4.650%, 05/09/13(a)	120,000	123,796
Pricoa Global Funding I, 5.450%, 06/11/14(a)	1,660,000	1,797,876

		5,951,707

Media (1.2%)
Comcast Corp., 5.300%, 01/15/14	585,000	622,434
Historic TW, Inc., 9.125%, 01/15/13	200,000	208,317
Time Warner Cable, Inc., 7.500%, 04/01/14	115,000	127,500
Viacom, Inc., 1.250%, 02/27/15	260,000	260,647

		1,218,898

Mining (0.2%)
BHP Billiton Finance USA Ltd., 1.000%, 02/24/15	225,000	225,385

Pharmaceuticals (0.5%)
McKesson Corp., 5.250%, 03/01/13	285,000	293,529
McKesson Corp., 6.500%, 02/15/14	200,000	217,987

		511,516

Pipelines (1.8%)
Enterprise Products Operating LLC, Series M, 5.650%, 04/01/13	680,000	701,533
Kinder Morgan Energy Partners LP, 5.850%, 09/15/12	510,000	514,956
Plains All American Pipeline LP, 4.250%, 09/01/12	675,000	678,075

		1,894,564

Retail (0.3%)
Nordstrom, Inc., 6.750%, 06/01/14	295,000	327,077

Telecommunication Services (2.4%)
BellSouth Corp., 5.200%, 09/15/14	1,210,000	1,316,809
Verizon Communications, Inc., 1.071%, 03/28/14(b)	1,165,000	1,175,236

		2,492,045

Toys/Games/Hobbies (0.4%)
Mattel, Inc., 5.625%, 03/15/13	370,000	382,318

Transportation (0.4%)
Burlington Northern Santa Fe LLC, 4.300%, 07/01/13	435,000	448,614

Total Corporate Bonds (Cost $47,681,015)		47,807,243

Municipal Bond (1.3%)
New Jersey (1.3%)
New Jersey Economic Development Authority, RB, BAB, 1.468%, 06/15/13(b)	1,411,000	1,416,447

Total Municipal Bond (Cost $1,410,910)		1,416,447

U.S. Government Agency Mortgages (14.8%)
Federal Home Loan Mortgage Corporation (1.6%)
Pool #847276, 2.505%, 04/01/34(b)	71,643	76,190
Pool #1B7142, 2.621%, 09/01/36(b)	108,360	116,250
Pool #1Q1404, 2.582%, 01/01/37(b)	1,114,227	1,186,816
Pool #1G1676, 5.453%, 04/01/37(b)	256,986	277,433

		1,656,689

See Notes to Schedules of Portfolio Investments.

Federal National Mortgage Association (13.2%)
Pool #555162, 4.826%, 01/01/13	458,540	459,886
Pool #873294, 5.100%, 02/01/13	1,137,792	1,141,344
Pool #745503, 5.357%, 02/01/13	216,669	216,591
Pool #873590, 5.470%, 04/01/13	146,116	147,673
Pool #360500, 6.255%, 09/01/13	965,000	1,014,263
Pool #555910, 4.920%, 10/01/13	1,113,991	1,143,136
Pool #958368, 4.710%, 03/01/14	575,118	602,626
Pool #AD0172, 4.757%, 04/01/16	222,069	245,979
Pool #469408, 0.989%, 11/01/18(b)	2,785,000	2,786,394
Pool #635082, 2.249%, 05/01/32(b)	122,883	130,349
Pool #555844, 2.278%, 10/01/33(b)	227,378	240,963
Pool #822302, 2.942%, 05/01/35(b)	373,931	400,143
Pool #995540, 2.316%, 01/01/36(b)	1,470,278	1,560,680
Pool #995542, 2.501%, 02/01/36(b)	559,176	595,137
Pool #AL0968, 2.634%, 12/01/36(b)	551,876	589,395
Pool #AD0380, 2.546%, 10/01/37(b)	795,640	845,464
Pool #AL0966, 2.956%, 11/01/37(b)	560,008	597,345
Pool #AL0967, 2.634%, 04/01/38(b)	898,072	958,819

		13,676,187

Total U.S. Government Agency Mortgages (Cost $15,039,292)		15,332,876

Money Market Fund (1.0%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.03%(c)	1,023,140	1,023,140

Total Money Market Fund (Cost $1,023,140)		1,023,140

Total Investments (Cost $102,271,917) — 99.3%		102,802,496
Other assets in excess of liabilities — 0.7%		683,706

Net Assets — 100.0%		$103,486,202

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 10.6% of net assets as of June 30, 2012.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2012.
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

Investment Abbreviations

BAB	– Build America Bonds
MTN	– Medium Term Note
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

U.S. Government Securities Fund

	Shares or Principal Amount($)	Value($)
U.S. Treasury Obligations (96.4%)
U.S. Treasury Bonds (18.6%)
7.125%, 02/15/23	1,111,000	1,698,788
6.875%, 08/15/25	724,000	1,130,910
6.000%, 02/15/26	986,000	1,445,415
4.500%, 02/15/36	1,880,000	2,525,075
3.125%, 02/15/42	1,465,000	1,573,501

		8,373,689

U.S. Treasury Notes (77.8%)
0.375%, 08/31/12	3,000,000	3,001,290
2.375%, 09/30/14	3,179,000	3,324,042
0.500%, 10/15/14	8,710,000	8,740,624
0.375%, 03/15/15	1,925,000	1,923,797
1.500%, 06/30/16	6,550,000	6,785,394
1.000%, 03/31/17	5,065,000	5,134,644
2.625%, 08/15/20	5,570,000	6,130,047

		35,039,838

Total U.S. Treasury Obligations (Cost $41,871,555)		43,413,527

Money Market Fund (3.2%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(a)	1,412,712	1,412,712

Total Money Market Fund (Cost $1,412,712)		1,412,712

Total Investments (Cost $43,284,267) — 99.6%		44,826,239
Other assets in excess of liabilities — 0.4%		193,310

Net Assets — 100.0%		$45,019,549

(a)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Security (0.1%)
Student Loan Asset Backed Security (0.1%)
SMS Student Loan Trust, Series 1999-B, Cl A2, 0.706%, 04/30/29(a)	2,759,451	2,752,667

Total Asset-Backed Security (Cost $2,748,972)		2,752,667

Collateralized Mortgage Obligations (24.2%)
Agency Collateralized Mortgage Obligations (20.3%)
Federal Home Loan Bank, Series Y2-2015, Cl 1, 2.600%, 04/20/15	4,867,056	4,990,939
Federal Home Loan Mortgage Corporation, Series 2840, Cl LJ, 4.250%, 11/15/17	495,102	500,273
Federal Home Loan Mortgage Corporation, Series 3000, Cl FG, 0.542%, 07/15/25(a)	4,840,375	4,822,975
Federal Home Loan Mortgage Corporation, Series 3135, Cl FC, 0.542%, 04/15/26(a)	4,002,648	3,995,217
Federal Home Loan Mortgage Corporation, Series 3232, Cl KF, 0.692%, 10/15/36(a)(b)	6,466,489	6,474,830
Federal Home Loan Mortgage Corporation, Series 3264, Cl FB, 0.612%, 01/15/37(a)	4,125,448	4,119,777
Federal Home Loan Mortgage Corporation, Series 3320, Cl FC, 0.412%, 05/15/37(a)(b)	9,036,750	9,018,596
Federal Home Loan Mortgage Corporation, Series 3450, Cl AF, 0.952%, 05/15/38(a)(b)	4,269,262	4,297,915
Federal Home Loan Mortgage Corporation, Series 3511, Cl FA, 1.242%, 02/15/39(a)(b)	16,657,506	16,908,425
Federal Home Loan Mortgage Corporation, Series 3574, Cl MA, 4.000%, 09/15/21	6,575,121	6,830,582
Federal Home Loan Mortgage Corporation, Series 3593, Cl F, 0.739%, 03/15/36(a)	8,359,063	8,403,315
Federal Home Loan Mortgage Corporation, Series 3812, Cl BE, 2.750%, 09/15/18	11,622,049	12,055,840
Federal Home Loan Mortgage Corporation, Series K501, Cl A1, 1.337%, 06/25/16(b)	25,132,107	25,365,484
Federal National Mortgage Association, Series 2002-M2, Cl C, 4.717%, 08/25/12	2,338,130	2,336,851
Federal National Mortgage Association, Series 2003-129, Cl GA, 4.680%, 04/25/30	501,465	501,708
Federal National Mortgage Association, Series 2003-32, Cl VT, 6.000%, 09/25/15	546,898	547,028
Federal National Mortgage Association, Series 2005-40, Cl FB, 0.495%, 05/25/35(a)	2,696,455	2,696,412
Federal National Mortgage Association, Series 2005-92, Cl UF, 0.595%, 10/25/25(a)	4,308,977	4,291,826
Federal National Mortgage Association, Series 2006-84, Cl FQ, 0.795%, 09/25/36(a)(b)	9,144,778	9,176,626
Federal National Mortgage Association, Series 2007-102, Cl FA, 0.815%, 11/25/37(a)(b)	8,792,175	8,825,453
Federal National Mortgage Association, Series 2007-109, Cl NF, 0.795%, 12/25/37(a)(b)	15,599,471	15,669,563
Federal National Mortgage Association, Series 2007-2, Cl FM, 0.495%, 02/25/37(a)	4,103,474	4,096,093
Federal National Mortgage Association, Series 2007-30, Cl WF, 0.485%, 04/25/37(a)	20,320,705	20,304,288
Federal National Mortgage Association, Series 2007-4, Cl DF, 0.690%, 02/25/37(a)(b)	3,546,187	3,547,792
Federal National Mortgage Association, Series 2007-54, Cl KF, 0.555%, 06/25/37(a)	8,210,274	8,174,421
Federal National Mortgage Association, Series 2007-88, CI JF, 0.795%, 04/25/37(a)(b)	8,372,668	8,432,917
Federal National Mortgage Association, Series 2008-18, Cl FE, 0.975%, 03/25/38(a)(b)	8,026,980	8,081,662
Federal National Mortgage Association, Series 2009-37, Cl HA, 4.000%, 04/25/19	409,234	432,652
Federal National Mortgage Association, Series 2009-M2, Cl A1, 2.387%, 01/25/19	4,657,760	4,742,592
Federal National Mortgage Association, Series 2010-134, Cl BF, 0.675%, 10/25/40(a)	18,101,378	18,101,105
Federal National Mortgage Association, Series 2010-42, Cl AF, 0.845%, 05/25/40(a)	15,679,812	15,743,286
Federal National Mortgage Association, Series 2011-38, Cl AH, 2.750%, 05/25/20	8,506,789	8,827,378
Federal National Mortgage Association, Series 2011-M1, Cl FA, 0.695%, 06/25/21(a)(b)	50,514,859	49,508,502
Government National Mortgage Association, Series 2005-67, Cl B, 4.751%, 10/16/26(a)	62,382	62,364
Government National Mortgage Association, Series 2010-66, Cl A, 1.869%, 09/16/27	12,587,540	12,690,292
Government National Mortgage Association, Series 2010-97, Cl A, 2.321%, 01/16/32	3,421,495	3,481,877
Mortgage-Linked Amortizing Notes, Series 2012-1, Cl A10, 2.060%, 01/15/22(b)	21,787,427	22,156,550
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A, 1.840%, 10/07/20	7,307,288	7,397,459
NCUA Guaranteed Notes, Series 2010-R1, Cl 1A, 0.691%, 10/07/20(a)	15,481,624	15,513,052
NCUA Guaranteed Notes, Series 2010-R2, Cl 1A, 0.610%, 11/06/17(a)	5,420,311	5,421,992
NCUA Guaranteed Notes, Series 2011-C1, Cl 2A, 0.770%, 03/09/21(a)(b)	31,318,303	31,333,022
NCUA Guaranteed Notes, Series 2011-R1, Cl 1A, 0.690%, 01/08/20(a)	14,599,198	14,631,170

See Notes to Schedules of Portfolio Investments.

NCUA Guaranteed Notes, Series 2011-R2, Cl 1A, 0.640%, 02/06/20(a)	1,515,893	1,516,606
NCUA Guaranteed Notes, Series 2011-R4, Cl 1A, 0.621%, 03/06/20(a)	24,094,522	24,105,847
NCUA Guaranteed Notes, Series 2011-R6, Cl 1A, 0.621%, 05/07/20(a)	18,288,623	18,294,338

		458,426,892

Agency Collateralized Planned Amortization Class Mortgage Obligations (2.8%)
Federal Home Loan Mortgage Corporation, Series 3200, Cl FP, 0.442%, 08/15/36(a)(b)	9,381,625	9,337,056
Federal National Mortgage Association, Series 2003-73, Cl DF, 0.695%, 10/25/32(a)	6,184,644	6,192,115
Federal National Mortgage Association, Series 2005-42, Cl PF, 0.445%, 05/25/35(a)	5,243,749	5,234,585
Federal National Mortgage Association, Series 2005-57, Cl EG, 0.545%, 03/25/35(a)	4,513,843	4,512,194
Federal National Mortgage Association, Series 2005-65, Cl WK, 5.500%, 11/25/31	494,155	493,965
Federal National Mortgage Association, Series 2006-123, Cl PF, 0.505%, 01/25/37(a)(b)	11,780,142	11,761,528
Federal National Mortgage Association, Series 2006-79, Cl GF, 0.645%, 08/25/36(a)(b)	25,923,774	25,974,110

		63,505,553

Commercial Mortgage Backed Security (1.0%)
FDIC Structured Sale Guaranteed Notes, Series 2011-C1, Cl A, 1.840%, 04/25/31(a)(b)(c)	21,365,528	21,627,149

Whole Loan Collateral Mortgage Obligation (0.1%)
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Cl A, 3.000%, 09/30/19(c)	2,918,877	2,980,903

Total Collateralized Mortgage Obligations (Cost $544,363,554)		546,540,497

U.S. Government Agency Mortgages (71.6%)
Federal Home Loan Mortgage Corporation (27.3%)
Pool #972122, 2.100%, 06/01/33(a)	46,302	46,622
Pool #847615, 2.536%, 07/01/33(a)(b)	7,936,603	8,466,005
Pool #781028, 2.349%, 11/01/33(a)	4,775,065	5,017,453
Pool #847276, 2.505%, 04/01/34(a)	532,499	566,293
Pool #1B8683, 2.938%, 04/01/34(a)(b)	25,540,757	27,307,040
Pool #848744, 2.586%, 05/01/34(a)	36,253,617	38,602,932
Pool #847308, 2.504%, 07/01/34(a)	347,551	368,537
Pool #1B1889, 2.560%, 07/01/34(a)(b)	34,854,924	36,766,940
Pool #1G0077, 2.732%, 02/01/35(a)	173,614	184,896
Pool #848736, 2.596%, 05/01/35(a)(d)	60,334,326	64,100,113
Pool #848797, 3.523%, 07/01/35(a)	7,510,456	8,008,949
Pool #1H2511, 4.928%, 08/01/35(a)	9,091,839	9,545,666
Pool #1L0256, 2.375%, 11/01/35(a)	7,001,249	7,378,181
Pool #1N0169, 2.340%, 07/01/36(a)	819,335	867,602
Pool #1Q1407, 2.412%, 07/01/36(a)	22,027,374	23,386,148
Pool #848747, 2.680%, 07/01/36(a)	34,108,064	36,561,635
Pool #1B7142, 2.600%, 09/01/36(a)	1,648,015	1,768,021
Pool #848795, 2.805%, 10/01/36(a)	3,520,915	3,764,779
Pool #1G2555, 2.901%, 11/01/36(a)	5,127,301	5,433,530
Pool #848133, 4.288%, 11/01/36(a)	3,085,152	3,267,045
Pool #848569, 4.317%, 11/01/36(a)(b)	29,678,327	31,209,094
Pool #1G2585, 3.054%, 12/01/36(a)	209,434	223,252
Pool #1Q1404, 2.575%, 01/01/37(a)	21,324,511	22,713,756
Pool #1J0331, 2.970%, 03/01/37(a)	978,270	1,053,288
Pool #1G1676, 5.453%, 04/01/37(a)	620,878	670,277
Pool #1Q1195, 2.607%, 05/01/37(a)(b)	29,171,841	31,096,633
Pool #848796, 2.740%, 05/01/37(a)	55,335,399	59,011,388
Pool #1J0533, 2.659%, 07/01/37(a)	36,267	38,658
Pool #1Q1282, 3.087%, 07/01/37(a)	6,234,922	6,569,220
Pool #1N1664, 5.865%, 07/01/37(a)	7,457,808	7,947,540
Pool #1J0681, 5.928%, 10/01/37(a)	8,545,160	9,186,061
Pool #1Q0652, 4.322%, 02/01/38(a)	4,258,227	4,501,094
Pool #1Q1370, 4.632%, 10/01/38(a)	49,668,184	53,054,440
Pool #1Q1266, 3.427%, 11/01/38(a)(b)	78,972,441	84,447,202
Pool #1Q1405, 4.544%, 04/01/39(a)	10,343,840	11,045,465
Pool #1B4755, 3.501%, 06/01/40(a)	11,854,823	12,453,985

		616,629,740

See Notes to Schedules of Portfolio Investments.

Federal National Mortgage Association (44.3%)
Pool #385284, 5.610%, 07/01/12	107,587	107,530
Pool #385290, 5.780%, 07/01/12	1,404,682	1,404,030
Pool #555088, 5.899%, 08/01/12	26,148	26,137
Pool #385520, 5.410%, 09/01/12	284,613	284,481
Pool #385395, 5.530%, 09/01/12	1,671,546	1,670,735
Pool #545987, 5.800%, 09/01/12	497,175	496,867
Pool #545892, 5.299%, 10/01/12	335,792	335,652
Pool #313755, 7.000%, 10/01/12	589	589
Pool #545978, 4.761%, 11/01/12	971,166	970,830
Pool #545938, 5.145%, 11/01/12	842,650	842,328
Pool #385578, 5.450%, 11/01/12	2,270,000	2,263,139
Pool #555058, 4.722%, 12/01/12	1,739,128	1,738,516
Pool #873198, 5.150%, 12/01/12	1,366,689	1,366,193
Pool #555162, 4.826%, 01/01/13	4,417,053	4,430,011
Pool #385683, 4.830%, 02/01/13	4,215,072	4,240,704
Pool #385921, 4.830%, 02/01/13	187,758	188,293
Pool #555264, 4.859%, 02/01/13	968,296	967,951
Pool #555191, 4.863%, 02/01/13	1,327,950	1,336,227
Pool #873294, 5.100%, 02/01/13	1,757,511	1,762,999
Pool #385998, 4.635%, 03/01/13	378,234	380,427
Pool #555317, 4.853%, 04/01/13	2,009,420	2,028,551
Pool #873590, 5.470%, 04/01/13	360,419	364,260
Pool #555435, 4.501%, 05/01/13	153,717	155,155
Pool #555505, 4.659%, 05/01/13	143,727	145,184
Pool #386210, 4.080%, 06/01/13	4,212,472	4,279,310
Pool #386287, 4.115%, 06/01/13	8,433,524	8,655,821
Pool #555648, 4.553%, 06/01/13	156,193	158,119
Pool #873612, 5.770%, 06/01/13	1,250,457	1,273,111
Pool #386314, 3.790%, 07/01/13	4,002,753	4,071,167
Pool #386424, 4.190%, 07/01/13	331,839	339,933
Pool #386380, 4.210%, 07/01/13	353,711	360,471
Pool #461110, 4.616%, 07/01/13	952,880	981,470
Pool #386441, 4.220%, 08/01/13	118,509	121,417
Pool #735065, 4.442%, 08/01/13	327,844	330,887
Pool #360500, 6.255%, 09/01/13	34,635,000	36,403,098
Pool #555910, 4.920%, 10/01/13(b)	5,959,176	6,115,085
Pool #555806, 5.156%, 10/01/13	3,202,114	3,310,706
Pool #555850, 4.817%, 11/01/13	649,767	672,562
Pool #725324, 5.391%, 11/01/13	1,026,588	1,052,022
Pool #380935, 6.250%, 12/01/13	438,725	450,432
Pool #AD0192, 4.720%, 01/01/14	3,000,626	3,116,079
Pool #386742, 4.870%, 01/01/14	4,770,488	4,981,351
Pool #386802, 4.900%, 01/01/14	5,058,526	5,266,364
Pool #958216, 5.370%, 01/01/14	2,947,414	3,085,117
Pool #958368, 4.710%, 03/01/14	13,312,075	13,948,774
Pool #386925, 4.360%, 04/01/14	430,109	449,193
Pool #958806, 3.850%, 05/01/14	955,830	997,350
Pool #958789, 3.920%, 06/01/14	8,331,170	8,719,427
Pool #462846, 4.150%, 07/01/14	1,818,726	1,913,475
Pool #735028, 5.734%, 09/01/14	3,888,897	4,173,536
Pool #375190, 7.440%, 11/01/14	3,059,402	3,057,770
Pool #464234, 2.990%, 01/01/15	7,160,000	7,241,000
Pool #387302, 4.700%, 03/01/15	493,204	530,524
Pool #735387, 4.894%, 04/01/15	185,882	203,122
Pool #387352, 5.160%, 04/01/15	230,931	250,715
Pool #735675, 4.988%, 06/01/15	4,726,995	5,145,696

See Notes to Schedules of Portfolio Investments.

Pool #387486, 4.700%, 07/01/15	710,350	710,048
Pool #735953, 4.997%, 08/01/15	23,778	26,298
Pool #462011, 5.155%, 08/01/15	84,349	91,884
Pool #465821, 2.900%, 09/01/15	1,069,386	1,127,948
Pool #387590, 4.900%, 09/01/15	2,012,122	2,191,717
Pool #462018, 5.365%, 09/01/15	402,867	439,748
Pool #466534, 2.040%, 11/01/15	655,000	678,448
Pool #462085, 5.315%, 11/01/15	4,567,096	5,113,075
Pool #387740, 5.245%, 12/01/15	1,178,099	1,295,695
Pool #745504, 5.152%, 02/01/16	13,392,335	14,943,499
Pool #745530, 5.272%, 04/01/16	130,340	146,191
Pool #745727, 5.260%, 05/01/16	274,263	301,762
Pool #380240, 6.590%, 05/01/16	887,085	915,961
Pool #468647, 2.260%, 07/01/16(b)	17,930,000	18,694,516
Pool #462237, 5.525%, 07/01/16	160,960	179,092
Pool #745764, 5.724%, 07/01/16	464,617	529,396
Pool #468795, 2.470%, 08/01/16	15,200,000	15,963,609
Pool #463420, 4.050%, 09/01/16	6,467,316	6,846,302
Pool #888015, 5.539%, 11/01/16	562,878	630,385
Pool #469673, 2.080%, 12/01/16	4,955,000	5,137,195
Pool #470340, 2.090%, 01/01/17	4,637,897	4,807,503
Pool #735745, 4.989%, 01/01/17	81,319	87,547
Pool #888969, 5.932%, 11/01/17	3,049,869	3,469,471
Pool #469178, 0.669%, 09/01/18(a)	14,693,526	14,700,520
Pool #469334, 0.669%, 10/01/18(a)	12,790,000	12,795,963
Pool #469482, 1.069%, 10/01/18(a)	13,420,000	13,426,093
Pool #469408, 0.989%, 11/01/18(a)(b)	38,075,000	38,094,052
Pool #466804, 0.819%, 12/01/20(a)	13,370,000	13,378,058
Pool #470556, 0.939%, 12/01/20(a)	21,070,000	21,084,312
Pool #469386, 0.859%, 10/01/21(a)(b)	30,015,000	30,015,687
Pool #469856, 1.029%, 12/01/21(a)(b)	17,690,000	17,690,698
Pool #635082, 2.249%, 05/01/32(a)	139,808	148,303
Pool #604921, 2.123%, 10/01/32(a)	115,363	120,778
Pool #671993, 2.368%, 12/01/32(a)	15,645	15,932
Pool #AE0044, 5.064%, 03/01/33(a)	3,086,320	3,295,575
Pool #689966, 2.260%, 04/01/33(a)	1,094,979	1,161,983
Pool #555468, 2.568%, 05/01/33(a)	314,169	334,486
Pool #711466, 3.005%, 05/01/33(a)	32,684	33,087
Pool #733703, 2.352%, 08/01/33(a)	4,180,709	4,426,139
Pool #555756, 4.624%, 08/01/33(a)	3,222,019	3,456,758
Pool #555844, 2.278%, 10/01/33(a)	353,086	374,181
Pool #386320, 4.550%, 10/01/33	184,326	191,385
Pool #725126, 2.963%, 12/01/33(a)	2,702,050	2,867,693
Pool #793025, 2.270%, 07/01/34(a)	717,384	765,220
Pool #AL0222, 2.328%, 07/01/34(a)	21,920,136	23,230,803
Pool #801510, 2.259%, 08/01/34(a)	1,849,290	1,953,975
Pool #794939, 1.760%, 10/01/34(a)	29,046	29,845
Pool #745707, 2.446%, 12/01/34(a)	15,078,221	16,058,866
Pool #809384, 2.215%, 01/01/35(a)	418,357	443,330
Pool #805338, 2.260%, 01/01/35(a)	174,830	185,380
Pool #AD0064, 2.291%, 01/01/35(a)	17,409,651	18,563,382
Pool #813718, 2.311%, 01/01/35(a)	13,808,402	14,645,733
Pool #809772, 2.278%, 02/01/35(a)(b)	423,610	440,441
Pool #814686, 2.101%, 03/01/35(a)	210,759	216,170
Pool #820598, 2.203%, 03/01/35(a)	849,281	889,135
Pool #735545, 2.464%, 03/01/35(a)	4,862,642	5,167,781
Pool #995609, 2.625%, 04/01/35(a)	4,210,399	4,496,719
Pool #822302, 2.942%, 05/01/35(a)	1,875,389	2,006,852
Pool #821373, 2.624%, 06/01/35(a)	1,478,421	1,559,704
Pool #735766, 2.656%, 07/01/35(a)	1,473,268	1,571,790

See Notes to Schedules of Portfolio Investments.

Pool #735810, 3.109%, 08/01/35(a)	1,702,987	1,816,095
Pool #829334, 2.425%, 09/01/35(a)	131,528	140,119
Pool #817467, 5.158%, 09/01/35(a)	4,516,914	4,829,579
Pool #AL0505, 2.610%, 11/01/35(a)	18,191,274	19,350,322
Pool #AD0377, 2.255%, 01/01/36(a)	3,437,653	3,659,084
Pool #995540, 2.316%, 01/01/36(a)(b)	10,346,400	10,982,563
Pool #995542, 2.501%, 02/01/36(a)	7,492,494	7,974,350
Pool #AL0854, 2.736%, 06/01/36(a)	11,695,178	12,481,523
Pool #AL1535, 2.771%, 06/01/36(a)(b)	28,866,602	30,909,916
Pool #745691, 3.990%, 06/01/36(a)	8,536,440	9,073,080
Pool #AE0329, 4.318%, 06/01/36(a)	2,948,211	3,130,851
Pool #888859, 2.691%, 10/01/36(a)(b)	1,415,800	1,511,701
Pool #745975, 2.260%, 11/01/36(a)	4,281,871	4,547,859
Pool #AA3517, 2.398%, 11/01/36(a)	10,094,096	10,722,778
Pool #903166, 2.400%, 11/01/36(a)	3,532,035	3,737,211
Pool #917290, 2.499%, 11/01/36(a)	4,283,196	4,553,603
Pool #909313, 2.224%, 12/01/36(a)	1,711,529	1,810,304
Pool #AL0968, 2.634%, 12/01/36(a)	28,875,551	30,838,652
Pool #905857, 2.660%, 12/01/36(a)	236,103	252,861
Pool #888180, 2.574%, 01/01/37(a)	4,094,388	4,318,289
Pool #906216, 2.627%, 01/01/37(a)	2,601,613	2,776,188
Pool #535990, 2.394%, 04/01/37(a)	1,013,514	1,080,706
Pool #AA3518, 2.462%, 05/01/37(a)	13,850,399	14,741,476
Pool #AL0872, 2.358%, 07/01/37(a)	5,412,947	5,777,989
Pool #AL0960, 3.184%, 07/01/37(a)(b)	31,187,346	33,249,320
Pool #995059, 3.918%, 08/01/37(a)	2,802,328	2,971,375
Pool #AL1306, 2.893%, 09/01/37(a)	13,327,191	14,225,615
Pool #AD0380, 2.546%, 10/01/37(a)	15,135,346	16,083,147
Pool #AE0427, 2.988%, 10/01/37(a)	10,787,001	11,562,651
Pool #AL0966, 2.956%, 11/01/37(a)	8,889,022	9,481,669
Pool #AE0332, 3.059%, 11/01/37(a)	9,848,920	10,450,960
Pool #AL0967, 2.634%, 04/01/38(a)	28,455,410	30,380,182
Pool #976778, 4.467%, 04/01/38(a)	9,074,101	9,700,746
Pool #AL0270, 4.344%, 08/01/38(a)	26,351,388	28,131,688
Pool #AE0107, 3.779%, 10/01/38(a)	6,087,988	6,473,615
Pool #AE0279, 4.554%, 11/01/38(a)	2,677,941	2,871,812
Pool #AE0057, 3.312%, 02/01/39(a)	10,130,972	10,848,457
Pool #AL1303, 3.831%, 02/01/39(a)(b)	26,873,491	28,817,304
Pool #725874, 2.353%, 09/01/39(a)	121,570	128,942
Pool #AE0066, 2.389%, 09/01/39(a)(b)	29,494,573	31,384,816
2.500%, TBA, 15 Year Maturity(d)	50,000,000	51,406,250

		1,002,511,640

Total U.S. Government Agency Mortgages (Cost $1,596,746,747)		1,619,141,380

Money Market Fund (6.6%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.03%(e)	150,387,404	150,387,404

Total Money Market Fund (Cost $150,387,404)		150,387,404

Total Investments (Cost $2,294,246,677) — 102.5%		2,318,821,948
Liabilities in excess of other assets — (2.5)%		(56,568,907)

Net Assets — 100.0%		$2,262,253,041

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2012.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

See Notes to Schedules of Portfolio Investments.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 1.1% of net assets as of June 30, 2012.
(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(e)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

Investment Abbreviations

TBA	– To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

At June 30, 2012, the Fund’s open futures contracts were as follows:
Description	Position	Notional Amount	Expiration Date	Number of Contracts	Unrealized Appreciation
U.S. Treasury 5 Year Note	Short	$(45,888,591)	September 2012	369	$144,122

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2012

(Unaudited)

Virginia Intermediate Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds (98.2%)
District of Columbia (4.7%)
Metropolitan Washington D.C. Airports Authority, Airport System, Series A, RB, 5.000%, 10/01/29	2,500,000	2,800,975
Metropolitan Washington D.C. Airports Authority, Airport System, Series B, RB, 5.000%, 10/01/26, BHAC	2,175,000	2,447,136
Washington D.C. Metropolitan Area Transit Authority, Gross Revenue, Series A, RB, 5.125%, 07/01/32	2,000,000	2,231,940

		7,480,051

New Jersey (1.2%)
New Jersey State Higher Education Student Assistance Authority, Series 1A, AMT, RB, 5.000%, 12/01/18	1,760,000	1,941,685

North Carolina (0.7%)
North Carolina State Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32(a)	1,030,000	1,072,498

Pennsylvania (0.7%)
Montgomery County, Industrial Development Authority, RB, 5.000%, 11/15/26(a)	1,100,000	1,175,537

Virginia (90.9%)
Arlington County, GO, 5.000%, 03/15/15(b)	4,500,000	5,052,375
Bedford County Economic Development Authority, Public Facilities Lease, RB, 5.250%, 05/01/24, NATL-RE(b)	2,890,000	3,292,866
Chesapeake Water & Sewer, GO, 5.000%, 12/01/19(b)	2,465,000	2,739,231
Fairfax County Economic Development Authority, RB, 5.000%, 08/01/22(b)	3,700,000	4,454,060
Fairfax County Economic Development Authority, Lease Revenue, RB, 5.000%, 05/15/18	2,860,000	3,425,737
Fauquier County, GO, 5.000%, 07/01/19, Pre-refunded 07/01/2016 @ 100, NATL-RE	2,100,000	2,468,802
Greater Richmond Convention Center Authority, Hotel Tax, RB, 5.000%, 06/15/16, NATL-RE	2,855,000	3,160,428
Hampton, Series A, GO, 5.000%, 01/15/20	1,000,000	1,214,190
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/23	1,060,000	1,240,211
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/24	2,425,000	2,832,885
Hanover County Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, NATL-RE(b)	5,495,000	6,136,596
Henrico County Economic Development Authority, Residential Care Facilities, Series A, RB, 6.500%, 06/01/22, MSF	915,000	916,437
Henry County Public Service Authority, Water & Sewer, RB, 5.250%, 11/15/13, MSF, AGM	1,500,000	1,598,775
James City County Economic Development Authority, Public Facility Project, RB, 5.000%, 06/15/21, AGM	2,215,000	2,507,756
Loudoun County Industrial Development Authority, Series A, RB, 5.000%, 06/01/31	2,000,000	2,269,140
Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/21	2,460,000	3,098,124
Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/25, Pre-refunded 01/01/2015 @ 100	1,000,000	1,112,440
Loudoun County, Public Improvement, GO, 5.000%, 06/01/14	3,500,000	3,812,060
New Kent County Economic Development Authority, School & Governmental Projects, RB, 5.000%, 02/01/18, AGM	2,225,000	2,575,482
Newport News, GO, 5.250%, 07/01/15(b)	3,000,000	3,422,640

See Notes to Schedules of Portfolio Investments.

Norfolk Economic Development Authority, Health Care Facilities, Series B, RB, 5.000%, 11/01/25	1,000,000	1,171,760
Norfolk Economic Development Authority, Health Care Facilities, Series B, RB, 5.000%, 11/01/36	2,000,000	2,201,720
Peninsula Ports Authority, Residential Care Facility, Series A, RB, 7.375%, 12/01/23, Pre-refunded 12/01/2013 @ 100	3,520,000	3,868,691
Pittsylvania County, GO, 5.000%, 03/01/21	1,000,000	1,210,150
Pittsylvania County, Series B, GO, 5.000%, 03/01/22	1,000,000	1,198,600
Portsmouth, Series B, GO, 5.250%, 07/15/24	1,000,000	1,193,630
Portsmouth, Series D, GO, 5.000%, 07/15/23	1,250,000	1,513,100
Powhatan County, GO, 5.000%, 01/15/32	1,580,000	1,787,359
Richmond, GO, 5.000%, 07/15/24, Pre-refunded 07/15/2016 @ 100, AGM	1,435,000	1,689,182
Richmond, Series B, GO, 5.000%, 07/15/18	2,000,000	2,431,420
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795,000	1,992,612
Roanoke, GO, 5.000%, 10/01/18	2,450,000	2,990,739
Roanoke, Series B, GO, 5.000%, 02/01/24, Pre-refunded 02/01/2015 @ 101	2,500,000	2,814,725
Roanoke Economic Development Authority, Hospital Revenue, RB, 5.000%, 07/01/27	1,000,000	1,120,770
Smyth County Industrial Development Authority, Mountain States Health Alliance, RB, 5.000%, 07/01/23	1,000,000	1,082,520
Tobacco Settlement Financing Corp., RB, 5.500%, 06/01/26, Pre-refunded 06/01/2025 @ 100, MSF(b)	4,420,000	4,842,861
Virginia Beach, Public Improvement, Series C, GO, 5.000%, 09/15/16	2,325,000	2,742,826
Virginia College Building Authority, Educational Facilities Project, Series B, RB, 5.000%, 03/01/21	1,250,000	1,546,612
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21, MSF(b)	3,950,000	4,786,096
Virginia College Building Authority, Public Higher Educational Financing Program, Series A, RB, 5.000%, 09/01/17(b)	3,000,000	3,495,420
Virginia College Building Authority, Public Higher Educational Financing Program, Series A, RB, 5.000%, 09/01/27(b)	5,000,000	5,799,850
Virginia Commonwealth University, Health System Authority, RB, 5.000%, 07/01/30	1,460,000	1,637,507
Virginia Housing Development Authority, Commonwealth Mortgage, Series A-1, RB, 3.650%, 01/01/18, GO	1,205,000	1,318,041
Virginia Housing Development Authority, Commonwealth Mortgage, Series E, RB, 6.000%, 07/01/25, GO of Authority	2,450,000	2,778,447
Virginia Public Building Authority Facilities, Series A, RB, 5.000%, 08/01/26	2,500,000	2,970,375
Virginia Public Building Authority Facilities, Series B, RB, 5.000%, 08/01/20(b)	4,000,000	4,899,520
Virginia Public School Authority, School Financing, RB, 5.000%, 07/15/26	2,000,000	2,330,580
Virginia Resources Authority, Clean Water State Revolving Fund, Series B, RB, 5.000%, 10/01/30	1,000,000	1,211,130
Virginia Resources Authority, Clean Water State Revolving Fund, RB, 5.000%, 10/01/20	2,000,000	2,340,960
Virginia Resources Authority, Clean Water State Revolving Fund, RB, 5.000%, 10/01/27	2,065,000	2,476,761
Virginia Resources Authority Clean Water, Revolving Fund, RB, 5.000%, 10/01/16	2,030,000	2,394,405
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series A, RB, 5.000%, 11/01/18(b)	2,775,000	3,403,621
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series A, RB, 5.000%, 11/01/31	1,000,000	1,194,290
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series A, RB, 5.000%, 11/01/32	2,000,000	2,301,380
Virginia State, Series A, GO, 5.000%, 06/01/19, Pre-refunded 06/01/2014 @ 100(b)	3,170,000	3,454,254
Winchester, GO, 5.000%, 11/01/18, Pre-refunded 11/01/2015 @ 100, NATL-RE/FGIC	2,000,000	2,296,900

		145,819,049

Total Municipal Bonds (Cost $144,674,939)		157,488,820

See Notes to Schedules of Portfolio Investments.

Money Market Fund (0.9%)
Federated Virginia Municipal Cash Trust, Institutional Share, 0.01%(c)	1,516,214	1,516,214

Total Money Market Fund (Cost $1,516,214)		1,516,214

Total Investments (Cost $146,191,153) — 99.1%		159,005,034
Other assets in excess of liabilities — 0.9%		1,455,057

Net Assets — 100.0%		$160,460,091

(a)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2012.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
FGIC	– Security guaranteed by Financial Guaranty Insurance Company
GO	– General Obligation
MSF	– Mandatory Sinking Fund
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments

1. Organization

The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company offering the following funds as of June 30, 2012: Aggressive Growth Stock Fund, International Equity Fund, International Equity Index Fund, Large Cap Core Growth Stock Fund, Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Value Equity Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy, Moderate Allocation Strategy, Core Bond Fund, Corporate Bond Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term Municipal Bond Fund, Short-Term U.S. Treasury Securities Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, and Virginia Intermediate Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”). RidgeWorth Investments (“Investment Adviser”), a partially-owned subsidiary of SunTrust Banks, Inc. (“SunTrust”), serves as the investment adviser to the Funds.

The Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following are significant accounting policies consistently followed by the Funds in the preparation of its Schedules of Portfolio Investments (each, a “Schedule” and collectively, the “Schedules”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Schedules. These estimates could cause actual results to differ.

(a) Investment Valuation — Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The prices are provided by independent pricing vendors approved by the Board of Trustees of the Trust (the “Board”). Debt securities are valued at the last quoted bid price provided by independent pricing vendors approved by the Board, that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.

The Funds, in accordance with GAAP, have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Funds’ own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The independent pricing vendor may value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Publicly-traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid prices as of the close of business of that market and such securities are considered Level 2 in the fair value hierarchy. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded and such securities may be considered Level 1 in the fair value hierarchy. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, each of the Funds values these securities as determined in accordance with the Pricing and Valuation Procedures approved by the Board. The Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be valued in accordance with Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value and such securities are considered Level 2. Certain of the Funds hold securities or other assets that are denominated in a foreign currency. The Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets. Using the Pricing and Valuation Procedures, such securities may be considered Level 2 or Level 3 in the fair value hierarchy.

The assets of Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy consist of investments in underlying funds, which are valued at their respective daily net asset values.

The following is a summary of the inputs as of June 30, 2012 used in valuing the Funds’ assets and liabilities carried at fair value:

Aggressive Growth Stock Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Common Stocks[1]	76,702,779	—	—		76,702,779
Short-Term Investment	—	2,357,750	—		2,357,750

Total Investments	76,702,779	2,357,750	—		79,060,529

International Equity Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Common Stocks[1]	16,130,263	214,043,630	—		230,173,893
Preferred Stocks[1]	873,586	2,839,977	—		3,713,563
Short-Term Investment	—	9,542,950	—		9,542,950
Money Market Fund	7,461,986	—	—		7,461,986

Total Investments	24,465,835	226,426,557	—		250,892,392

International Equity Index Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Common Stocks[1]	201,598	293,886,212	0	[4]	294,087,810
Preferred Stocks[1]	—	2,438,636	—		2,438,636
Rights[1]	41,611	—	0	[4]	41,611
Exchange Traded Funds	7,343,754	—	—		7,343,754
Units[1]	—	67,614	—		67,614
Short-Term Investment	—	8,294,109	—		8,294,109

Total Investments	7,586,963	304,686,571	0	[4]	312,273,534

Large Cap Core Growth Stock Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Common Stocks[1]	63,703,461	—	—	63,703,461
Short-Term Investment	—	145,200	—	145,200
Money Market Fund	313,242	—	—	313,242

Total Investments	64,016,703	145,200	—	64,161,903

Large Cap Growth Stock Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Common Stocks[1]	283,580,953	—	—	283,580,953
Short-Term Investment	—	5,848,163	—	5,848,163
Money Market Fund	5,470,167	—	—	5,470,167

Total Investments	289,051,120	5,848,163	—	294,899,283

Large Cap Value Equity Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Common Stocks[1]	1,643,842,352	—	—	1,643,842,352
Short-Term Investment	—	18,096,563	—	18,096,563
Money Market Fund	51,880,069	—	—	51,880,069

Total Investments	1,695,722,421	18,096,563	—	1,713,818,984

Mid-Cap Value Equity Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Common Stocks[1]	1,941,993,240	—	—	1,941,993,240
Short-Term Investment	—	59,665,970	—	59,665,970
Money Market Fund	33,806,265	—	—	33,806,265

Total Investments	1,975,799,505	59,665,970	—	2,035,465,475

Select Large Cap Growth Stock Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Common Stocks[1]	42,439,150	—	—	42,439,150
Short-Term Investment	—	752,400	—	752,400
Money Market Fund	690,523	—	—	690,523

Total Investments	43,129,673	752,400	—	43,882,073

Small Cap Growth Stock Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Common Stocks[1]	247,757,560	—	—	247,757,560
Short-Term Investment	—	42,675,740	—	42,675,740
Money Market Fund	7,151,847	—	—	7,151,847

Total Investments	254,909,407	42,675,740	—	297,585,147

Small Cap Value Equity Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Common Stocks[1]	1,306,532,726	—	—	1,306,532,726
Money Market Fund	52,062,152	—	—	52,062,152

Total Investments	1,358,594,878	—	—	1,358,594,878

Aggressive Growth Allocation Strategy	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Equity Funds	17,588,156	—	—	17,588,156
Exchange Traded Funds	4,039,681	—	—	4,039,681
Money Market Fund	1,581,533	—	—	1,581,533

Total Investments	23,209,370	—	—	23,209,370

Conservative Allocation Strategy	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Equity Funds	13,217,921	—	—	13,217,921
Fixed Income Funds	35,192,718	—	—	35,192,718
Exchange Traded Funds	4,256,877	—	—	4,256,877
Money Market Fund	2,455,199	—	—	2,455,199

Total Investments	55,122,715	—	—	55,122,715

Growth Allocation Strategy	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Equity Funds	38,317,450	—	—	38,317,450
Fixed Income Funds	17,523,643	—	—	17,523,643
Exchange Traded Funds	9,642,008	—	—	9,642,008
Money Market Fund	2,820,779	—	—	2,820,779

Total Investments	68,303,880	—	—	68,303,880

Moderate Allocation Strategy	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Equity Funds	68,819,103	—	—	68,819,103
Fixed Income Funds	75,534,023	—	—	75,534,023
Exchange Traded Funds	18,504,921	—	—	18,504,921
Money Market Fund	7,074,519	—	—	7,074,519

Total Investments	169,932,566	—	—	169,932,566

Core Bond Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Asset-Backed Securities[1]	—	4,946,772	—	4,946,772
Collateralized Mortgage Obligations[1]	—	48,537,757	—	48,537,757
Corporate Bonds[1]	—	124,384,434	—	124,384,434
U.S. Government Agency Mortgages[1]	—	110,078,305	—	110,078,305
U.S. Treasury Obligations	—	198,480,166	—	198,480,166
Preferred Stocks[1]	4,641,980	—	—	4,641,980
Money Market Fund	28,456,892	—	—	28,456,892

Total Investments	33,098,872	486,427,434	—	519,526,306

Corporate Bond Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Corporate Bonds[1]	—	82,189,341	—		82,189,341
Preferred Stocks[1]	4,190,474	—	—		4,190,474
Money Market Fund	1,853,463	—	—		1,853,463

Total Investments	6,043,937	82,189,341	—		88,233,278

Georgia Tax-Exempt Bond Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Municipal Bonds[2]	—	144,708,684	—		144,708,684
Money Market Fund	6,417,542	—	—		6,417,542

Total Investments	6,417,542	144,708,684	—		151,126,226

High Grade Municipal Bond Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Municipal Bonds[2]	—	48,661,357	—		48,661,357
Money Market Fund	8,838,545	—	—		8,838,545

Total Investments	8,838,545	48,661,357	—		57,499,902

High Income Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Bank Loans[1]	—	42,490,138	—		42,490,138
Corporate Bonds[1]	—	597,524,023	0	[5]	597,524,023
Convertible Corporate Bond[1]	—	1,863,469	—		1,863,469
Preferred Stock[1]	2,912,695	—	—		2,912,695
Convertible Preferred Stock[1]	4,219,554	—	—		4,219,554
Units[1]	676,249	—	—		676,249
Warrants	3,558,327	—	—		3,558,327
Short-Term Investment	—	73,572,544	—		73,572,544
Money Market Fund	88,579,548	—	—		88,579,548

Total Investments	99,946,373	715,450,174	0	[5]	815,396,547

Intermediate Bond Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Collateralized Mortgage Obligations[1]	—	20,289,131	—		20,289,131
Corporate Bonds[1]	—	394,347,181	—		394,347,181
U.S. Government Agency Mortgages[1]	—	81,201,106	—		81,201,106
U.S. Treasury Obligations[1]	—	645,318,356	—		645,318,356
Preferred Stocks[1]	16,572,461	—	—		16,572,461
Short-Term Investment	—	2,199,293	—		2,199,293
Money Market Fund	82,161,211	—	—		82,161,211

Total Investments	98,733,672	1,143,355,067	—		1,242,088,739

Investment Grade Tax-Exempt Bond Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Municipal Bonds[2]	—	904,295,470	—		904,295,470
Money Market Fund	149,595,964	—	—		149,595,964

Total Investments	149,595,964	904,295,470	—		1,053,891,434

Limited Duration Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Asset-Backed Securities[1]	—	1,711,433	—		1,711,433
Collateralized Mortgage Obligations[1]	—	8,719,635	—		8,719,635
U.S. Government Agency Mortgages[1]	—	499,025	—		499,025
Money Market Fund	697,975	—	—		697,975

Total Investments	697,975	10,930,093	—		11,628,068

Limited-Term Federal Mortgage Securities Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Collateralized Mortgage Obligations[1]	—	7,219,202	—		7,219,202
U.S. Government Agency Mortgages[1]	—	25,131,336	—		25,131,336
Money Market Fund	2,354,567	—	—		2,354,567

Total Investments	2,354,567	32,350,538	—		34,705,105

North Carolina Tax-Exempt Bond Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Municipal Bonds[2]	—	51,387,013	—		51,387,013
Money Market Fund	1,385,226	—	—		1,385,226

Total Investments	1,385,226	51,387,013	—		52,772,239

Seix Floating Rate High Income Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Bank Loans[1]	—	3,425,910,043	—		3,425,910,043
Corporate Bonds[1]	—	177,686,257	0	[5]	177,686,257
Preferred Stock[1]	2,261,301	—	—		2,261,301
Units[1]	250,843	—	—		250,843
Money Market Fund	331,918,863	—	—		331,918,863

Total Investments	334,431,007	3,603,596,300	0	[5]	3,938,027,307

Seix High Yield Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Bank Loans[1]	—	120,500,546	—		120,500,546
Corporate Bonds[1]	—	1,760,713,463	—		1,760,713,463
Convertible Preferred Stock[1]	8,530,408	—	—		8,530,408
Short-Term Investment	—	177,608,805	—		177,608,805
Money Market Fund	214,783,475	—	—		214,783,475

Total Investments	223,313,883	2,058,822,814	—		2,282,136,697

Short-Term Bond Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Asset-Backed Securities[1]	—	25,270,039	—		25,270,039
Collateralized Mortgage Obligations[1]	—	52,194,864	—		52,194,864
Corporate Bonds[1]	—	132,036,942	—		132,036,942
Municipal Bond[2]	—	4,949,030	—		4,949,030
U.S. Government Agencies[1]	—	25,487,517	—		25,487,517
U.S. Government Agency Mortgages[1]	—	42,005,600	—		42,005,600
U.S. Treasury Obligations[1]	—	25,075,231	—		25,075,231
Money Market Fund	3,716,158	—	—		3,716,158

Total Investments	3,716,158	307,019,223	—		310,735,381

Other Financial Instruments[3]
Futures Contracts
Interest rate risk	13,429	—	—	13,429

Total Investments	3,729,587	307,019,223	—	310,748,810

Short-Term Municipal Bond Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Municipal Bonds[2]	—	9,783,505	—	9,783,505
Money Market Fund	814,198	—	—	814,198

Total Investments	814,198	9,783,505	—	10,597,703

Short-Term U.S. Treasury Securities Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
U.S. Treasury Obligations[1]	—	17,473,039	—	17,473,039
Money Market Fund	92,612	—	—	92,612

Total Investments	92,612	17,473,039	—	17,565,651

Total Return Bond Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Asset-Backed Securities[1]	—	21,765,639	—	21,765,639
Collateralized Mortgage Obligations[1]	—	124,907,074	—	124,907,074
Bank Loans[1]	—	73,919,596	—	73,919,596
Corporate Bonds[1]	—	276,467,343	—	276,467,343
U.S. Government Agency Mortgages[1]	—	256,697,785	—	256,697,785
U.S. Treasury Obligations[1]	—	402,210,767	—	402,210,767
Preferred Stocks[1]	10,668,712	—	—	10,668,712
Money Market Fund	48,104,488	—	—	48,104,488

Total Investments	58,773,200	1,155,968,204	—	1,214,741,404

Other Financial Instruments[3]
Credit Default Swap Agreements – Buy Protection
Credit risk	—	11,403,382	—	11,403,382
Forward Foreign Currency Contracts
Foreign currency risk	—	3,470,819	—	3,470,819

Total Investments	58,773,200	1,170,842,405	—	1,229,615,605

Ultra-Short Bond Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Asset-Backed Securities[1]	—	5,770,195	—	5,770,195
Collateralized Mortgage Obligations[1]	—	31,452,595	—	31,452,595
Corporate Bonds[1]	—	47,807,243	—	47,807,243
Municipal Bond[2]	—	1,416,447	—	1,416,447
U.S. Government Agency Mortgages[1]	—	15,332,876	—	15,332,876
Money Market Fund	1,023,140	—	—	1,023,140

Total Investments	1,023,140	101,779,356	—	102,802,496

U.S. Government Securities Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
U.S. Treasury Obligations[1]	—	43,413,527	—	43,413,527
Money Market Fund	1,412,712	—	—	1,412,712

Total Investments	1,412,712	43,413,527	—	44,826,239

U.S. Government Securities Ultra-Short Bond Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Asset-Backed Security[1]	—	2,752,667	—	2,752,667
Collateralized Mortgage Obligations[1]	—	546,540,497	—	546,540,497
U.S. Government Agency Mortgages[1]	—	1,619,141,380	—	1,619,141,380
Money Market Fund	150,387,404	—	—	150,387,404

Total Investments	150,387,404	2,168,434,544	—	2,318,821,948

Other Financial Instruments[3]
Future Contracts
Interest rate risk	144,122	—	—	144,122

Total Investments	150,531,526	2,168,434,544	—	2,318,966,070

Virginia Intermediate Municipal Bond Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Municipal Bonds[2]	—	157,488,820	—	157,488,820
Money Market Fund	1,516,214	—	—	1,516,214

Total Investments	1,516,214	157,488,820	—	159,005,034

LIABILITIES VALUATION INPUT
Total Return Bond Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Other Financial Instruments[3]
Forward Foreign Currency Contracts
Foreign currency risk	—	(2,891,186)	—	(2,891,186)

Total	—	(2,891,186)	—	(2,891,186)

1	Please see the Schedule of Portfolio Investments for Sector or Country Classification.
2	Please see the Schedule of Portfolio Investments for State Classification.
3	Other Financial Instruments are derivative instruments not reflected in the value of Total Investments in the Schedules of Portfolio Investments, such as credit default swaps, forward foreign currency contracts and futures, which are valued at the unrealized appreciation/depreciation on the instrument.
4	As of June 30, 2012, the securities designated as Level 3 were fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. For each of these securities there were no changes in the valuation techniques used since the March 31, 2012 annual report. The Level 3 securities comprised less than 0.05% of net assets of the Fund. As such, the Level 3 roll forward and change in unrealized appreciation (depreciation) of Level 3 securities held at period end have not been presented.

5	As of June 30, 2012 the securities designated as Level 3 were fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on quotations from principal market makers. Level 3 roll forwards and change in unrealized appreciation (depreciation) of these Level 3 securities held at period end is presented below.

The following is a reconciliation of investments as of June 30, 2012 in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 3/31/2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 6/30/2012	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/2012
High Income Fund
Corporate Bonds								`
Auto Manufacturers	$539,820	$—	$—	$(213,686)	$—	$(326,134)	$—	$—	$—	$(213,686)

Seix Floating Rate High Income Fund
Corporate Bonds
Auto Manufacturers	$200,000	$—	$—	$(79,817)	$—	$(120,183)	$—	$—	$—	$(79,817)

The Funds’ policy is to disclose transfers between Levels based on valuations at the end of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Pricing and Valuation Procedures. This may result in movements between Level 1 and Level 2 throughout the period. At June 30, 2012, securities valued at $200,151,546 and $292,895,063 were transfered from Level 1 to Level 2 pursuant to the Fund’s Pricing and Valuation Procedures for the International Equity Fund and the International Equity Index Fund, respectively.

(b) Security Transactions — Security transactions are accounted for on a trade date basis for financial reporting purposes.

(c) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates, as of the close of regular trading on the New York Stock Exchange (“NYSE”) ( usually 4:00 p.m. Eastern Time), on the date of valuation.

(d) Derivative Instruments — Certain Funds may enter into derivative contracts for purposes of pursuing their investment objective, to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. Open derivative positions at June 30, 2012 are included within each applicable Funds’ Schedules.

(e) Securities Traded on a To-Be-Announced Basis — Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Forward Foreign Currency Contracts — Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities within the Funds annual and semi-annual reports. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Futures Contracts — Certain Funds may enter into futures contracts to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the Statement of Assets and Liabilities within the Funds annual and semi-annual reports. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Swap Contracts — Certain Funds may invest in swap contracts for the purpose of managing exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked-to-market daily using an independent pricing vendor. Gains or losses are realized upon termination of the swap contract. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Funds’ custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedules of Portfolio Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities within the Funds annual and semi-annual reports. Risks may exceed amounts recorded in the Statement of Assets and Liabilities within the Funds annual and semi-annual reports. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap contracts.

Credit Default Swaps – Certain Funds enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Funds may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Funds have exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Funds generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contract, the maximum potential amount of future payments (undiscounted) that a Fund could be required to make under a CDS contract would be an amount equal to the notional amount of the contract. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, a Fund effectively adds leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, a Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

The Funds’ maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Funds’ exposure to the counterparty). As the protection seller, the Funds’ maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls.

The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the contract. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Credit spreads utilized in determining the period end market value of CDS contracts on corporate or sovereign issues are disclosed on the Schedules of Portfolio Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS contracts on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

Entering into a CDS contract involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform or disagree as to the meaning of the contractual terms in the contract, and that there are unfavorable changes in net interest rates.

Interest Rate Swaps – Certain Funds may enter into interest rate swap (“IRS”) contracts to manage exposure to interest rate risk. IRS are contracts between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. IRS are marked-to-market daily based upon quotations from market makers. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction. The risks of IRS include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(i) Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 100% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks; including the risk that borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.

The cash collateral received is aggregated in a joint account by the Funds, providing the Investment Adviser a pool of cash to invest in short-term investments that have a remaining maturity of 397 days or less. At June 30, 2012, the cash collateral received by the Funds was pooled and invested in the following securities. Each of the Funds participating in securities lending at June 30, 2012 owned a pro-rata portion of the assets and liabilities listed below:

	Shares	Value
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.01%	100,020,406	$100,020,406
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.03%	300,752,249	300,752,249

Total Investments (Cost $400,772,655)		400,772,655
Amount receivable from Lending Agent		234

Net Investment Value		$400,772,889

(j) Repurchase Agreements — The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreement”). A third party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(k) Real Estate Investment Trusts — Certain Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made in the following year.

(l) Bank Loans — Certain Funds may invest in first and second lien senior floating-rate loans (“bank loans”).These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed, and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. Therefore, a Fund must have funds sufficient to cover its contractual obligation. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. These unfunded loan commitments are marked-to-market by an independent pricing vendor daily. At June 30, 2012, Seix Floating Rate High Income Fund and Total Return Bond Fund had unfunded loan commitments.

(m) Restricted Securities — Certain Funds’ investments are restricted as to resale. As of June 30, 2012, all of these restricted securities have been deemed liquid by the Funds’ Investment Adviser based upon procedures approved by the Board, unless stated otherwise in the Funds’ Schedules.

(n) When-Issued Securities and Forward Commitments — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date at a fixed price. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s net asset value if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities or engage in other appropriate measures to “cover” its obligation. When-issued securities and the segregated liquid assets associated with such investments are presented within the Funds’ Schedules.

(o) Credit and Market Risk — Certain Funds’ investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(p) Foreign Investment Risks — Certain Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Please refer to each Fund’s prospectus for additional risks that may be associated with the Funds.

(q) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments —Certain Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.

(r) Other Risks — Certain Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities. A Fund’s concentration of investments in securities of issuers located in a specific region or state, subjects that Fund to the economic and government policies of the region or state, and may increase risk versus that of a fund whose investments are more diversified. Please refer to each Fund’s prospectus for additional risks that may be associated with the Funds.

3. Tax Basis of Investments

At June 30, 2012, the cost and aggregate gross unrealized appreciation and depreciation on securities were substantially the same for federal income tax purposes on securities and are listed below:

Fund	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Stock Fund	$51,712,189	$32,686,832	$(5,338,492)	$27,348,340
International Equity Fund	249,116,679	16,373,854	(14,598,141)	1,775,713
International Equity Index Fund	236,193,356	99,223,206	(23,143,028)	76,080,178
Large Cap Core Growth Stock Fund	52,913,609	13,046,434	(1,798,140)	11,248,294
Large Cap Growth Stock Fund	177,574,589	122,318,426	(4,993,732)	117,324,694
Large Cap Value Equity Fund	1,552,751,067	199,312,448	(38,244,531)	161,067,917
Mid-Cap Value Equity Fund	2,007,101,158	98,610,642	(70,246,325)	28,364,317
Select Large Cap Growth Stock	34,492,868	11,028,050	(1,638,845)	9,389,205
Small Cap Growth Stock Fund	260,561,040	53,004,198	(15,980,091)	37,024,107
Small Cap Value Equity Fund	1,286,812,498	151,572,070	(79,789,690)	71,782,380
Aggressive Growth Allocation Strategy	20,205,116	3,230,188	(225,934)	3,004,254
Conservative Allocation Strategy	52,893,556	2,390,342	(161,183)	2,229,159
Growth Allocation Strategy	60,914,020	8,018,428	(628,568)	7,389,860
Moderate Allocation Strategy	155,809,402	15,481,431	(1,358,267)	14,123,164
Core Bond Fund	504,816,342	14,840,748	(130,784)	14,709,964
Corporate Bond Fund	82,638,478	5,700,144	(105,344)	5,594,800
Georgia Tax-Exempt Bond Fund	139,885,783	11,260,113	(19,670)	11,240,443
High Grade Municipal Bond Fund	52,999,371	4,500,531	—	4,500,531
High Income Fund	821,328,387	18,366,825	(24,298,665)	(5,931,840)
Intermediate Bond Fund	1,197,452,731	44,796,621	(160,613)	44,636,008
Investment Grade Tax-Exempt Bond Fund	1,005,796,294	48,698,076	(602,936)	48,095,140

Limited Duration Fund	11,600,161	35,218	(7,311)	27,907
Limited-Term Federal Mortgage Securities Fund	33,450,811	1,257,568	(3,274)	1,254,294
North Carolina Tax-Exempt Bond Fund	49,177,479	3,616,959	(22,199)	3,594,760
Seix Floating Rate High Income Fund	3,965,822,694	28,154,388	(55,949,775)	(27,795,387)
Seix High Yield Fund	2,236,048,373	87,183,587	(41,095,263)	46,088,324
Short-Term Bond Fund	306,179,512	4,780,537	(224,668)	4,555,869
Short-Term Municipal Bond Fund	10,372,412	229,379	(4,088)	225,291
Short-Term U.S. Treasury Securities Fund	17,387,236	178,415	—	178,415
Total Return Bond Fund	1,177,362,087	38,392,918	(1,013,601)	37,379,317
Ultra-Short Bond Fund	102,271,917	705,791	(175,212)	530,579
U.S. Government Securities Fund	43,284,267	1,542,175	(203)	1,541,972
U.S. Government Securities Ultra-Short Bond Fund	2,294,246,677	26,464,792	(1,889,521)	24,575,271
Virginia Intermediate Municipal Bond Fund	146,191,153	12,869,254	(55,373)	12,813,881

4. Investments in Affiliated Issuers

Affiliated holdings are mutual funds which are managed by the Investment Adviser or an affiliate of the Investment Adviser or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, the Investment Adviser was paid an investment advisory fee by the affiliated investments listed beneath its name below. Investments in affiliated issuers at June 30, 2012 were as follows:

Name of Affiliated Issuer	Share Balance at March 31, 2012	Purchases	Sales	Share Balance at June 30, 2012	Value at June 30, 2012	Dividend Income	Net Realized Gain (Loss)
Aggressive Growth Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	58,984	1,549	22,523	38,010	$539,741	$—	$86,055
RidgeWorth International Equity Fund	134,752	3,545	—	138,297	1,355,312	—	—
RidgeWorth International Equity Index Fund	42,588	114	38,251	4,451	47,934	—	103,394
RidgeWorth Large Cap Core Growth Stock Fund	19,637	519	—	20,156	281,578	—	—
RidgeWorth Large Cap Growth Stock Fund	312,005	8,217	—	320,222	3,858,680	—	—
RidgeWorth Large Cap Value Equity Fund	365,675	11,481	—	377,156	4,948,291	23,598	—
RidgeWorth Mid-Cap Value Equity Fund	186,519	5,550	—	192,069	2,016,726	6,541	—
RidgeWorth Select Large Cap Growth Stock Fund	72,234	1,898	—	74,132	2,344,803	—	—
RidgeWorth Small Cap Growth Stock Fund	65,338	1,716	—	67,054	1,111,091	—	—
RidgeWorth Small Cap Value Equity Fund	80,398	2,413	—	82,811	1,084,000	3,752	—

Total					$17,588,156	$33,891	$189,449

Conservative Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	34,502	203	12,067	22,638	$321,464	$—	$(19,540)
RidgeWorth Corporate Bond Fund	399,052	4,431	32,659	370,824	3,530,243	31,848	(20,221)
RidgeWorth High Income Fund	312,910	7,016	25,586	294,340	2,013,287	37,226	(14,378)
RidgeWorth Intermediate Bond Fund	1,283,517	7,480	104,134	1,186,863	12,533,271	60,156	(38,576)
RidgeWorth International Equity Fund	119,564	1,014	9,128	111,450	1,092,208	—	(23,534)
RidgeWorth International Equity Index Fund	34,303	32	30,798	3,537	38,092	—	18,212
RidgeWorth Large Cap Core Growth Stock Fund	14,086	119	1,080	13,125	183,358	—	(418)
RidgeWorth Large Cap Growth Stock Fund	340,816	2,595	56,247	287,164	3,460,326	—	(12,116)
RidgeWorth Large Cap Value Equity Fund	303,899	3,646	43,862	263,683	3,459,517	16,349	(33,953)
RidgeWorth Mid-Cap Value Equity Fund	171,419	1,972	13,180	160,211	1,682,220	5,407	(33,568)
RidgeWorth Seix Floating Rate High Income Fund	95,875	1,572	7,822	89,625	786,905	10,556	(4,146)
RidgeWorth Seix High Yield Fund	228,754	15,433	18,717	225,470	2,180,293	37,523	(12,439)
RidgeWorth Select Large Cap Growth Stock Fund	46,118	388	3,525	42,981	1,359,488	—	(5,116)
RidgeWorth Small Cap Growth Stock Fund	53,100	445	4,013	49,532	820,750	—	(4,856)
RidgeWorth Small Cap Value Equity Fund	65,426	765	5,038	61,153	800,498	2,746	(8,332)
RidgeWorth Total Return Bond Fund	988,955	172,893	90,983	1,070,865	11,704,550	60,883	(5,942)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	261,098	766	21,059	240,805	2,444,169	6,067	518

Total					$48,410,639	$268,761	$(218,405)

Growth Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	129,023	220	59,676	69,567	$987,851	$—	$231,075
RidgeWorth Corporate Bond Fund	131,474	1,483	—	132,957	1,265,755	10,734	—
RidgeWorth High Income Fund	173,470	3,950	—	177,420	1,213,555	21,079	—
RidgeWorth Intermediate Bond Fund	651,423	3,859	—	655,282	6,919,774	31,232	—
RidgeWorth International Equity Fund	302,580	973	—	303,553	2,974,820	—	—
RidgeWorth International Equity Index Fund	98,718	33	88,798	9,953	107,189	—	141,446
RidgeWorth Large Cap Core Growth Stock Fund	36,529	117	—	36,646	511,939	—	—
RidgeWorth Large Cap Growth Stock Fund	739,646	2,363	—	742,009	8,941,212	—	—
RidgeWorth Large Cap Value Equity Fund	856,761	6,904	—	863,665	11,331,280	53,865	—
RidgeWorth Mid-Cap Value Equity Fund	380,007	2,474	—	382,481	4,016,048	12,985	—
RidgeWorth Seix Floating Rate High Income Fund	51,439	856	—	52,295	459,148	5,786	—
RidgeWorth Seix High Yield Fund	123,150	5,868	—	129,018	1,247,608	20,596	—
RidgeWorth Select Large Cap Growth Stock Fund	156,674	501	—	157,175	4,971,432	—	—
RidgeWorth Small Cap Growth Stock Fund	136,340	433	—	136,773	2,266,332	—	—
RidgeWorth Small Cap Value Equity Fund	167,652	1,129	—	168,781	2,209,347	7,623	—
RidgeWorth Total Return Bond Fund	425,766	130,801	—	556,567	6,083,277	28,739	—
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	32,860	98	—	32,958	334,526	779	—

Total					$55,841,093	$193,418	$372,521

Moderate Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	225,271	6,055	62,991	168,335	$2,390,362	$—	$145,300
RidgeWorth Corporate Bond Fund	572,586	18,658	—	591,244	5,628,645	47,454	—
RidgeWorth High Income Fund	781,935	34,511	36,657	779,789	5,333,754	96,149	(7,698)
RidgeWorth Intermediate Bond Fund	2,703,723	73,332	—	2,777,055	29,325,700	131,581	—
RidgeWorth International Equity Fund	521,778	15,456	—	537,234	5,264,889	—	—
RidgeWorth International Equity Index Fund	173,746	484	157,104	17,126	184,445	—	246,680
RidgeWorth Large Cap Core Growth Stock Fund	63,307	1,862	—	65,169	910,409	—	—
RidgeWorth Large Cap Growth Stock Fund	1,325,098	38,939	—	1,364,037	16,436,642	—	—
RidgeWorth Large Cap Value Equity Fund	1,496,149	51,888	—	1,548,037	20,310,241	96,029	—
RidgeWorth Mid-Cap Value Equity Fund	668,249	22,018	—	690,267	7,247,801	23,308	—
RidgeWorth Seix Floating Rate High Income Fund	259,639	9,864	—	269,503	2,366,240	29,649	—
RidgeWorth Seix High Yield Fund	554,601	24,200	25,988	552,813	5,345,698	93,625	(7,520)
RidgeWorth Select Large Cap Growth Stock Fund	255,580	7,502	—	263,082	8,321,288	—	—
RidgeWorth Small Cap Growth Stock Fund	230,143	6,756	—	236,899	3,925,416	—	—
RidgeWorth Small Cap Value Equity Fund	283,014	9,393	—	292,407	3,827,610	13,136	—
RidgeWorth Total Return Bond Fund	2,029,716	302,726	—	2,332,442	25,493,587	127,104	—
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	196,300	4,724	—	201,024	2,040,399	4,724	—

Total					$144,353,126	$662,759	$376,762

5. Subsequent Events

Management has evaluated subsequent events through the date the report was issued. Management has determined that there are no material events that would require disclosure through this date.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RidgeWorth Funds

By:	/s/ Julia Short
Julia Short
President and Chief Executive Officer

Date:	August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julia Short
Julia Short
President and Chief Executive Officer

Date:	August 27, 2012

By:	/s/ Cynthia L. Morse-Griffin
Cynthia L. Morse-Griffin
Treasurer and Chief Financial Officer

Date:	August 27, 2012